UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ

•	iShares MSCI China ETF | MCHI | NASDAQ

•	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca

•	iShares MSCI Indonesia ETF | EIDO | NYSE Arca

•	iShares MSCI Peru and Global Exposure ETF | EPU | NYSE Arca

•	iShares MSCI Philippines ETF | EPHE | NYSE Arca

•	iShares MSCI Poland ETF | EPOL | NYSE Arca

•	iShares MSCI Qatar ETF | QAT | NASDAQ

•	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca

•	iShares MSCI UAE ETF | UAE | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.91%	26.98%	0.47%	0.82%	26.98%	2.37%	8.46%
Fund Market	3.27	27.59	0.43	0.80	27.59	2.14	8.31
Index	4.23	27.61	1.18	1.41	27.61	6.02	14.99

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,039.10	$3.04		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	23.3%
Consumer Discretionary	19.3
Consumer Staples	12.0
Utilities	10.4
Materials	9.8
Real Estate	8.6
Financials	5.9
Energy	4.8
Health Care	4.5
Information Technology	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Embraer SA	6.0%
Allos SA	3.5
BRF SA	3.1
Multiplan Empreendimentos Imobiliarios SA	2.5
Metalurgica Gerdau SA (Preferred)	2.4
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.3
Transmissora Alianca de Energia Eletrica SA	2.3
3R Petroleum Oleo E Gas SA	2.3
Cielo SA	2.3
Smartfit Escola de Ginastica e Danca SA	2.3

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.66)%	(15.19)%	(6.69)%	0.38%	(15.19)%	(29.25)%	3.87%
Fund Market	(10.98)	(15.68)	(6.78)	0.39	(15.68)	(29.61)	4.00
Index	(9.75)	(14.12)	(6.06)	0.97	(14.12)	(26.83)	10.18

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$893.40	$2.82		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Consumer Discretionary	30.1%
Communication Services	19.5
Financials	17.1
Information Technology	5.9
Industrials	5.3
Consumer Staples	5.2
Health Care	5.0
Energy	3.8
Materials	3.2
Utilities	2.6
Real Estate	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tencent Holdings Ltd.	13.0%
Alibaba Group Holding Ltd.	8.4
PDD Holdings Inc.	4.2
China Construction Bank Corp., Class H	3.4
Meituan, Class B	2.9
NetEase Inc.	2.4
Industrial & Commercial Bank of China Ltd., Class H	1.9
Bank of China Ltd., Class H	1.7
Ping An Insurance Group Co. of China Ltd., Class H	1.7
Baidu Inc.	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.56)%	(31.11)%	(8.19)%	(3.02)%	(31.11)%	(34.78)%	(26.42)%
Fund Market	(13.48)	(31.41)	(8.43)	(3.00)	(31.41)	(35.63)	(26.29)
Index	(12.49)	(31.99)	(10.06)	(4.56)	(31.99)	(41.13)	(37.27)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$874.40	$2.80		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Health Care	22.6%
Industrials	13.1
Consumer Discretionary	11.5
Materials	9.8
Information Technology	9.7
Real Estate	8.5
Communication Services	8.3
Consumer Staples	6.4
Financials	4.7
Utilities	3.9
Energy	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
HUTCHMED China Ltd.	1.7%
China Traditional Chinese Medicine Holdings Co. Ltd.	1.6
Chinasoft International Ltd.	1.6
China Conch Venture Holdings Ltd.	1.5
Dongyue Group Ltd.	1.4
China Everbright Environment Group Ltd.	1.4
Minth Group Ltd.	1.3
Shenzhen International Holdings Ltd.	1.2
3SBio Inc.	1.2
JOYY Inc.	1.2

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.16)%	0.55%	(0.99)%	0.32%	0.55%	(4.88)%	3.28%
Fund Market	(2.04)	0.47	(0.75)	0.44	0.47	(3.71)	4.46
Index	(1.94)	0.77	(0.47)	0.83	0.77	(2.34)	8.58

Index performance through May 28, 2019 reflects the performance of MSCI Indonesia Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Indonesia IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$978.40	$2.95		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	52.4%
Materials	9.6
Consumer Staples	9.1
Communication Services	6.9
Energy	6.3
Consumer Discretionary	5.4
Industrials	5.1
Real Estate	2.3
Health Care	2.0
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank Central Asia Tbk PT	20.6%
Bank Rakyat Indonesia Persero Tbk PT	15.3
Bank Mandiri Persero Tbk PT	9.0
Telkom Indonesia Persero Tbk PT	4.3
Bank Negara Indonesia Persero Tbk PT	4.0
Astra International Tbk PT	3.6
GoTo Gojek Tokopedia Tbk PT	2.5
Amman Mineral Internasional PT	2.3
Sumber Alfaria Trijaya Tbk PT	2.1
Charoen Pokphand Indonesia Tbk PT	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Peru and Global Exposure ETF

Investment Objective

The iShares MSCI Peru and Global Exposure ETF (the “Fund”) seeks to track the investment results of an equity index with exposure to Peru, as defined by the index provider, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.58%	24.82%	1.73%	3.18%	24.82%	8.93%	36.78%
Fund Market	12.04	26.52	1.70	3.26	26.52	8.79	37.77
Index	11.02	25.55	2.06	3.70	25.55	10.74	43.86

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,105.80	$3.14		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Materials	49.8%
Financials	26.6
Consumer Staples	8.3
Consumer Discretionary	5.0
Industrials	3.3
Utilities	2.4
Real Estate	2.4
Communication Services	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Credicorp Ltd.	22.5%
Southern Copper Corp.	21.8
Cia. de Minas Buenaventura SAA	4.5
Alicorp SAA	4.3
Sociedad Minera Cerro Verde SAA	4.2
Ferreycorp SAA	3.3
InRetail Peru Corp.	2.9
Hochschild Mining PLC	2.8
MMG Ltd.	2.6
Laureate Education Inc., Class A	2.5

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.88%	5.11%	(2.91)%	(1.21)%	5.11%	(13.74)%	(11.42)%
Fund Market	13.79	6.10	(2.69)	(1.21)	6.10	(12.73)	(11.49)
Index	13.32	5.90	(2.17)	(0.52)	5.90	(10.39)	(5.03)

Index performance through November 30, 2020 reflects the performance of the MSCI Philippines Investible Market Index (IMI). Index performance beginning on December 1, 2020 reflects the performance of the MSCI Philippines IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,128.80	$3.18		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	31.4%
Financials	21.1
Real Estate	17.3
Consumer Discretionary	8.5
Utilities	7.6
Consumer Staples	6.4
Communication Services	5.1
Energy	1.5
Materials	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
BDO Unibank Inc.	10.5%
SM Prime Holdings Inc.	9.1
International Container Terminal Services Inc.	7.5
Ayala Land Inc.	6.4
SM Investments Corp.	6.2
Bank of the Philippine Islands	4.7
Jollibee Foods Corp.	4.6
Ayala Corp.	4.5
Metropolitan Bank & Trust Co.	4.3
Manila Electric Co.	4.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.35%	52.28%	2.16%	(0.62)%	52.28%	11.25%	(6.02)%
Fund Market	25.28	52.13	2.19	(0.60)	52.13	11.44	(5.87)
Index	24.84	51.68	2.21	(0.50)	51.68	11.53	(4.89)

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,253.50	$4.59		$1,000.00	$1,020.80	$4.12		0.82%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	48.6%
Consumer Discretionary	12.7
Energy	10.5
Materials	7.5
Communication Services	5.3
Consumer Staples	5.3
Utilities	4.8
Industrials	3.1
Information Technology	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14.2%
ORLEN SA	10.5
Bank Polska Kasa Opieki SA	9.2
Powszechny Zaklad Ubezpieczen SA	8.6
Santander Bank Polska SA	4.7
LPP SA	4.7
Dino Polska SA	4.5
Allegro.eu SA	4.4
KGHM Polska Miedz SA	4.1
mBank SA	3.4

(a)	Excludes money market funds.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.61%	2.96%	3.13%	0.43%	2.96%	16.63%	4.27%
Fund Market	1.17	3.41	3.31	0.44	3.41	17.68	4.46
Index	2.90	3.47	3.74	1.03	3.47	20.15	10.64

The inception date of the Fund was April 29, 2014. The first day of secondary market trading was May 1, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,026.10	$3.02		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	55.9%
Industrials	13.4
Energy	8.8
Materials	6.7
Communication Services	5.1
Real Estate	4.9
Utilities	3.2
Consumer Staples	1.4
Health Care	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Qatar National Bank QPSC	22.5%
Qatar Islamic Bank SAQ	12.9
Industries Qatar QSC	6.9
Masraf Al Rayan QSC	4.5
Commercial Bank PSQC (The)	4.4
Qatar International Islamic Bank QSC	4.3
Qatar Gas Transport Co. Ltd.	4.0
Qatar Navigation QSC	3.9
Ooredoo QPSC	3.7
Mesaieed Petrochemical Holding Co. QSC	3.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of February 29, 2024	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	11.07%	26.04%	9.41%	9.50%	26.04%	56.81%	115.35%
Fund Market	10.20	25.70	9.08	9.41	25.70	54.44	113.89
Index	11.31	26.80	10.17	10.32	26.80	62.32	129.36

The inception date of the Fund was September 16, 2015. The first day of secondary market trading was September 17, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,110.70	$3.88		$1,000.00	$1,021.20	$3.72		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	42.1%
Materials	17.8
Communication Services	9.2
Energy	7.1
Health Care	5.7
Consumer Staples	4.9
Utilities	3.4
Consumer Discretionary	3.3
Industrials	2.6
Real Estate	2.1
Information Technology	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Al Rajhi Bank	13.1%
Saudi National Bank (The)	9.4
Saudi Arabian Oil Co.	6.3
Saudi Telecom Co.	5.9
Saudi Basic Industries Corp.	5.3
Saudi Arabian Mining Co.	4.4
Riyad Bank	3.4
Alinma Bank	3.4
Saudi Awwal Bank	3.0
Bank AlBilad	2.0

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.31)%	2.04%	4.03%	(1.70)%	2.04%	21.81%	(15.51)%
Fund Market	(2.49)	2.76	3.89	(1.62)	2.76	21.00	(14.81)
Index	(3.02)	2.81	5.19	(0.95)	2.81	28.78	(8.97)

The inception date of the Fund was April 29, 2014. The first day of secondary market trading was May 1, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$966.90	$2.93		$1,000.00	$1,021.90	$3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	39.1%
Real Estate	21.0
Communication Services	16.4
Industrials	12.2
Consumer Discretionary	6.7
Utilities	2.4
Energy	1.3
Other (each representing less than 1%)	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Emirates Telecommunications Group Co. PJSC	15.4%
First Abu Dhabi Bank PJSC	14.8
Emaar Properties PJSC	13.0
Aldar Properties PJSC	4.9
Abu Dhabi Islamic Bank PJSC	4.6
Emirates NBD Bank PJSC	4.6
Dubai Islamic Bank PJSC	4.5
Abu Dhabi Commercial Bank PJSC	4.5
Abu Dhabi National Oil Co. for Distribution PJSC	3.3
Americana Restaurants International PLC	2.7

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 6.0%
Embraer SA(a)	3,001,427	$14,750,229

Automobile Components — 0.4%
Fras-Le SA	287,581	945,857

Commercial Services & Supplies — 3.0%
Ambipar Participacoes e Empreendimentos SA	249,697	742,395
GPS Participacoes e Empreendimentos SA(b)	1,433,999	5,166,447
Orizon Valorizacao de Residuos SA(a)	212,360	1,431,084

		7,339,926

Communications Equipment — 0.7%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	419,353	1,788,394

Consumer Staples Distribution & Retail — 1.5%
Grupo Mateus SA(a)	2,356,695	3,825,819

Diversified Consumer Services — 3.5%
Cogna Educacao SA(a)	8,007,053	4,059,016
YDUQS Participacoes SA	1,120,990	4,591,208

		8,650,224

Electric Utilities — 3.9%
Alupar Investimento SA	650,168	3,894,913
Transmissora Alianca de Energia Eletrica SA	809,719	5,766,139

		9,661,052

Financial Services — 2.3%
Cielo SA	5,216,415	5,614,013

Food Products — 10.4%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	218,265	1,041,469
BRF SA(a)	2,512,556	7,632,032
Camil Alimentos SA	448,402	771,225
Jalles Machado SA	453,301	693,023
M. Dias Branco SA	289,287	2,398,747
Marfrig Global Foods SA(a)	1,590,653	3,167,803
Minerva SA	1,159,951	1,589,038
Sao Martinho SA	679,719	3,869,576
SLC Agricola SA	851,214	3,366,431
Tres Tentos Agroindustrial SA	531,695	1,136,955

		25,666,299

Ground Transportation — 3.0%
JSL SA	305,534	728,940
Movida Participacoes SA	695,637	1,193,656
SIMPAR SA	1,430,919	2,213,548
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,884,761	3,309,924

		7,446,068

Health Care Providers & Services — 4.5%
CM Hospitalar SA(a)	685,119	1,164,582
Diagnosticos da America SA(a)	637,798	1,016,145
Fleury SA	1,050,633	3,362,550
Hospital Mater Dei SA	483,436	613,643
Odontoprev SA	1,178,687	2,857,150
Oncoclinicas do Brasil Servicos Medicos SA(a)	1,013,126	2,099,173

		11,113,243

Hotels, Restaurants & Leisure — 2.2%
Smartfit Escola de Ginastica e Danca SA	1,125,613	5,538,511

Household Durables — 6.0%
Cury Construtora e Incorporadora SA	560,414	2,173,519

Security	Shares	Value

Household Durables (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,193,928	$5,776,180
Direcional Engenharia SA	555,214	2,643,663
Ez Tec Empreendimentos e Participacoes SA	469,282	1,593,507
MRV Engenharia e Participacoes SA(a)	1,678,461	2,572,846

		14,759,715

Independent Power and Renewable Electricity Producers — 2.8%
AES Brasil Energia SA(a)	1,027,315	2,157,504
Auren Energia SA	1,280,032	3,303,657
Serena Energia SA, NVS	794,770	1,496,459

		6,957,620

Insurance — 0.8%
IRB-Brasil Resseguros SA(a)	263,249	2,055,747

IT Services — 0.7%
LWSA SA(b)	1,528,068	1,712,164

Machinery — 1.6%
Iochpe Maxion SA	555,856	1,404,428
Marcopolo SA	728,820	1,011,619
Tupy SA	306,096	1,576,322

		3,992,369

Marine Transportation — 0.8%
Hidrovias do Brasil SA(a)	2,595,504	2,004,936

Metals & Mining — 0.6%
Bradespar SA	145,602	589,016
Cia. Brasileira de Aluminio	1,111,192	894,121

		1,483,137

Oil, Gas & Consumable Fuels — 4.8%
3R Petroleum Oleo E Gas SA(a)	1,023,961	5,757,219
Enauta Participacoes SA	623,776	3,197,242
Petroreconcavo SA	625,804	2,895,434

		11,849,895

Paper & Forest Products — 1.6%
Dexco SA	1,750,585	2,866,521
Irani Papel e Embalagem SA	544,406	996,579

		3,863,100

Real Estate Management & Development — 8.5%
Allos SA, NVS	1,714,201	8,513,935
Iguatemi SA	931,977	4,409,507
JHSF Participacoes SA	1,445,247	1,296,655
LOG Commercial Properties e Participacoes SA	173,769	764,135
Multiplan Empreendimentos Imobiliarios SA	1,153,490	6,128,155

		21,112,387

Specialty Retail — 0.9%
Grupo SBF SA	413,532	1,024,035
Pet Center Comercio e Participacoes SA	1,381,438	1,158,817

		2,182,852

Textiles, Apparel & Luxury Goods — 5.5%
Arezzo Industria e Comercio SA	307,818	3,667,611
Grendene SA	1,347,259	1,748,068
Grupo De Moda Soma SA	2,176,420	3,064,702
Vivara Participacoes SA	604,681	3,977,604
Vulcabras SA	289,613	1,080,711

		13,538,696

Trading Companies & Distributors — 0.9%
Armac Locacao Logistica E Servicos SA	441,858	1,127,066
Mills Locacao Servicos e Logistica SA	420,378	1,052,827

		2,179,893

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 3.7%
EcoRodovias Infraestrutura e Logistica SA	1,039,885	$1,920,329
Santos Brasil Participacoes SA	2,027,971	4,303,895
Wilson Sons SA, NVS	844,800	2,931,504

		9,155,728

Water Utilities — 2.7%
Cia de Saneamento de Minas Gerais Copasa MG	811,227	3,373,109
Cia. de Saneamento do Parana	626,224	3,253,881

		6,626,990

Total Common Stocks — 83.3% (Cost: $179,964,919)		205,814,864

Preferred Stocks

Aerospace & Defense — 0.3%
Taurus Armas SA, Preference Shares, NVS	273,403	774,929

Banks — 2.8%
Banco ABC Brasil SA
Preference Shares, NVS	376,513	1,788,230
Preference Shares, NVS	13,387	59,245
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	864,178	2,682,357
Banco Pan SA, Preference Shares, NVS	1,304,586	2,298,923

		6,828,755

Chemicals — 1.1%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	209,034	2,782,438

Electric Utilities — 0.2%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	59,851	514,099

Machinery — 2.7%
Marcopolo SA, Preference Shares, NVS	2,324,284	4,105,170
Randon SA Implementos e Participacoes, Preference Shares, NVS	771,828	1,709,446
Schulz SA, Preference Shares, NVS	564,571	798,402

		6,613,018

Metals & Mining — 6.4%
Bradespar SA, Preference Shares, NVS	1,088,504	4,642,088

Security	Shares	Value

Metals & Mining (continued)
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	552,783	$1,073,074
Metalurgica Gerdau SA, Preference Shares, NVS	2,848,475	5,793,101
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	1,986,564	4,423,822

		15,932,085

Passenger Airlines — 1.2%
Azul SA, Preference Shares, NVS	1,217,493	2,961,013

Textiles, Apparel & Luxury Goods — 0.7%
Alpargatas SA, Preference Shares, NVS	881,037	1,802,447

Water Utilities — 0.8%
Cia. de Saneamento do Parana, Preference Shares, NVS	1,793,749	1,901,603

Total Preferred Stocks — 16.2% (Cost: $34,134,336)		40,110,387

Total Long-Term Investments — 99.5% (Cost: $214,099,255)		245,925,251

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	740,000	740,000

Total Short-Term Securities — 0.3% (Cost: $740,000)		740,000

Total Investments — 99.8% (Cost: $214,839,255)		246,665,251

Other Assets Less Liabilities — 0.2%		500,392

Net Assets — 100.0%		$247,165,643

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$740,000	(a)	$—	$—	$—	$740,000	740,000	$9,924	$—

(a)	Represents net amount purchased (sold).

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Brazil Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bclear MSCI Brazil Index	18	03/15/24	$1,077	$(29,118)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$29,118	$—	$—	$—	$29,118

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$141,284	$—	$—	$—	$141,284

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(36,593)	$—	$—	$—	$(36,593)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,568,461

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$205,814,864	$—	$—	$205,814,864
Preferred Stocks	40,110,387	—	—	40,110,387
Short-Term Securities
Money Market Funds	740,000	—	—	740,000

	$246,665,251	$—	$—	$246,665,251

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(29,118)	$—	$—	$(29,118)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	200,200	$491,096
AECC Aviation Power Co. Ltd., Class A	465,576	2,222,674
AviChina Industry & Technology Co. Ltd., Class H	7,960,000	3,266,064
Kuang-Chi Technologies Co. Ltd., Class A(a)	66,900	137,673

		6,117,507

Air Freight & Logistics — 0.7%
JD Logistics Inc.(a)(b)	5,519,500	5,449,959
SF Holding Co. Ltd., Class A	798,083	4,232,260
YTO Express Group Co. Ltd., Class A	665,000	1,175,190
Yunda Holding Co. Ltd., Class A	532,557	532,119
ZTO Express Cayman Inc., ADR	1,236,247	23,723,580

		35,113,108

Automobile Components — 0.4%
Bethel Automotive Safety Systems Co. Ltd.	66,500	580,478
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	66,595	1,297,911
Fuyao Glass Industry Group Co. Ltd., Class A	332,598	1,997,165
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,862,000	9,333,135
Huayu Automotive Systems Co. Ltd., Class A	665,072	1,609,146
Huizhou Desay Sv Automotive Co. Ltd., Class A	67,000	950,386
Ningbo Joyson Electronic Corp., Class A	266,000	613,488
Ningbo Tuopu Group Co. Ltd., Class A	199,500	1,620,419
Sailun Group Co. Ltd., Class A	666,261	1,331,517
Shandong Linglong Tyre Co. Ltd., Class A	332,528	1,020,614

		20,354,259

Automobiles — 5.0%
AIMA Technology Group Co. Ltd.	201,100	919,029
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	399,000	854,359
BAIC BluePark New Energy Technology Co. Ltd.	997,500	821,037
Brilliance China Automotive Holdings Ltd.	7,980,000	4,645,094
BYD Co. Ltd., Class A	332,569	8,784,022
BYD Co. Ltd., Class H(c)	3,023,000	74,456,691
Chongqing Changan Automobile Co. Ltd., Class A	1,409,120	2,906,735
Dongfeng Motor Group Co. Ltd., Class H	7,344,000	3,141,453
Geely Automobile Holdings Ltd.	17,322,000	18,851,044
Great Wall Motor Co. Ltd.	399,000	1,293,648
Great Wall Motor Co. Ltd., Class H	6,673,500	7,532,079
Guangzhou Automobile Group Co. Ltd., Class A	731,500	902,863
Guangzhou Automobile Group Co. Ltd., Class H	7,962,400	3,445,315
Li Auto Inc.(a)	3,325,480	75,893,971
NIO Inc., ADR(a)(c)	3,966,365	22,806,599
SAIC Motor Corp. Ltd., Class A	1,396,504	2,894,705
Seres Group Co. Ltd., NVS(a)	269,200	3,433,095
XPeng Inc.(a)(c)	3,351,072	15,683,997
Yadea Group Holdings Ltd.(b)	3,990,000	6,268,568
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,474,000	5,156,975

		260,691,279

Banks — 11.3%
Agricultural Bank of China Ltd., Class A	15,095,500	8,768,813
Agricultural Bank of China Ltd., Class H	80,293,000	32,939,840
Bank of Beijing Co. Ltd., Class A	3,997,799	2,873,683
Bank of Changsha Co. Ltd., Class A	334,500	361,589
Bank of Chengdu Co. Ltd., Class A	665,093	1,219,376
Bank of China Ltd., Class A	6,650,000	4,120,659
Bank of China Ltd., Class H	230,108,000	90,271,667
Bank of Communications Co. Ltd., Class A	7,094,922	6,165,414
Bank of Communications Co. Ltd., Class H	25,304,200	16,577,937
Bank of Hangzhou Co. Ltd., Class A	1,130,528	1,737,084
Bank of Jiangsu Co. Ltd., Class A	3,325,615	3,535,841

Security	Shares	Value

Banks (continued)
Bank of Nanjing Co. Ltd., Class A	1,979,304	$2,401,400
Bank of Ningbo Co. Ltd., Class A	1,118,102	3,446,351
Bank of Shanghai Co. Ltd., Class A	2,460,510	2,229,205
China CITIC Bank Corp. Ltd., Class H	25,936,800	13,790,288
China Construction Bank Corp., Class A	1,309,814	1,271,016
China Construction Bank Corp., Class H	281,472,000	174,556,571
China Everbright Bank Co. Ltd., Class A	9,243,500	4,126,304
China Everbright Bank Co. Ltd., Class H	7,398,000	2,312,984
China Merchants Bank Co. Ltd., Class A	3,657,525	16,196,745
China Merchants Bank Co. Ltd., Class H	11,320,150	43,775,229
China Minsheng Banking Corp. Ltd., Class A	7,049,070	3,949,312
China Minsheng Banking Corp. Ltd., Class H	18,035,160	6,347,351
China Zheshang Bank Co. Ltd., Class A	4,738,890	1,826,532
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,909,800	1,186,414
CNPC Capital Co. Ltd., NVS	1,543,900	1,325,562
Huaxia Bank Co. Ltd., Class A	2,859,561	2,514,342
Industrial & Commercial Bank of China Ltd., Class A	11,105,500	8,206,888
Industrial & Commercial Bank of China Ltd., Class H	189,684,000	97,234,424
Industrial Bank Co. Ltd., Class A	3,558,310	8,208,590
Ping An Bank Co. Ltd., Class A	3,331,455	4,884,560
Postal Savings Bank of China Co. Ltd., Class A	5,172,300	3,474,166
Postal Savings Bank of China Co. Ltd., Class H(b)	23,297,000	12,239,630
Shanghai Pudong Development Bank Co. Ltd., Class A	5,320,024	5,271,187
Shanghai Rural Commercial Bank Co. Ltd.	1,910,900	1,709,298

		591,056,252

Beverages — 3.1%
Anhui Gujing Distillery Co. Ltd., Class A	77,296	2,342,797
Anhui Gujing Distillery Co. Ltd., Class B	266,380	3,766,185
Anhui Kouzi Distillery Co. Ltd., Class A	124,900	737,336
Anhui Yingjia Distillery Co. Ltd., Class A	129,700	1,146,863
Beijing Yanjing Brewery Co. Ltd., Class A	399,400	484,153
China Resources Beer Holdings Co. Ltd.	4,698,000	20,243,471
Eastroc Beverage Group Co. Ltd.	67,300	1,669,688
Jiangsu King’s Luck Brewery JSC Ltd., Class A	266,003	1,975,245
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	266,076	3,712,788
JiuGui Liquor Co. Ltd., Class A	67,100	565,888
Kweichow Moutai Co. Ltd., Class A	217,555	51,036,009
Luzhou Laojiao Co. Ltd., Class A	286,500	6,947,159
Nongfu Spring Co. Ltd., Class H(b)	5,852,000	33,091,891
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	234,097	652,409
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	234,386	7,545,982
Shede Spirits Co. Ltd.	67,300	755,173
Sichuan Swellfun Co. Ltd., Class A	88,252	613,602
Tsingtao Brewery Co. Ltd., Class A	66,563	739,508
Tsingtao Brewery Co. Ltd., Class H	1,898,000	12,144,775
Wuliangye Yibin Co. Ltd., Class A	668,277	13,147,894

		163,318,816

Biotechnology — 1.7%
Akeso Inc.(a)(b)(c)	1,459,000	8,748,782
BeiGene Ltd.(a)	2,005,334	25,818,165
Beijing Tiantan Biological Products Corp. Ltd., Class A	199,919	785,095
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	154,545	1,585,522

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bloomage Biotechnology Corp. Ltd.	119,900	$1,062,535
Chongqing Zhifei Biological Products Co. Ltd., Class A	441,760	3,275,639
Hualan Biological Engineering Inc., Class A	374,372	1,023,048
Imeik Technology Development Co. Ltd., Class A	37,944	1,722,770
Innovent Biologics Inc.(a)(b)	3,643,500	19,648,303
Legend Biotech Corp., ADR(a)(c)	210,879	13,740,876
Shanghai Junshi Biosciences Co. Ltd.(a)	151,888	662,371
Shanghai RAAS Blood Products Co. Ltd., Class A	931,000	928,741
Shenzhen Kangtai Biological Products Co. Ltd., Class A	212,288	713,359
Walvax Biotechnology Co. Ltd., Class A	266,097	678,464
Zai Lab Ltd.(a)	2,710,960	5,785,664

		86,179,334

Broadline Retail — 14.5%
Alibaba Group Holding Ltd.	47,481,068	436,525,620
JD.com Inc.	6,829,446	77,076,311
MINISO Group Holding Ltd.	1,063,012	4,885,703
PDD Holdings Inc., ADR(a)	1,743,442	217,128,267
Vipshop Holdings Ltd., ADR(a)	1,015,106	19,540,790
Zhejiang China Commodities City Group Co. Ltd., Class A	942,200	1,072,520

		756,229,211

Building Products — 0.0%
Beijing New Building Materials PLC, Class A	332,570	1,294,838
Zhejiang Weixing New Building Materials Co. Ltd., Class A	370,600	807,950

		2,102,788

Capital Markets — 1.7%
BOC International China Co. Ltd., Class A	538,400	814,376
Caitong Securities Co. Ltd., Class A	931,000	1,030,189
Changjiang Securities Co. Ltd., Class A	1,396,536	1,065,472
China Cinda Asset Management Co. Ltd., Class H	29,242,000	2,799,983
China Galaxy Securities Co. Ltd., Class A	951,600	1,603,861
China Galaxy Securities Co. Ltd., Class H	10,000,000	5,254,346
China Great Wall Securities Co. Ltd., Class A	133,800	147,049
China International Capital Corp. Ltd., Class A	399,802	1,938,530
China International Capital Corp. Ltd., Class H(b)	4,397,200	5,512,146
China Merchants Securities Co. Ltd., Class A	1,463,068	2,862,553
CITIC Securities Co. Ltd., Class A	2,195,931	6,479,233
CITIC Securities Co. Ltd., Class H	5,046,300	9,327,847
CSC Financial Co. Ltd., Class A	798,099	2,573,951
Dongxing Securities Co. Ltd., Class A	731,511	860,635
East Money Information Co. Ltd., Class A	2,709,451	5,263,049
Everbright Securities Co. Ltd., Class A	731,599	1,714,147
First Capital Securities Co. Ltd., Class A	1,064,089	844,826
Founder Securities Co. Ltd., Class A	1,551,900	1,640,731
GF Securities Co. Ltd., Class A	962,799	1,891,515
GF Securities Co. Ltd., Class H	3,067,600	3,293,815
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	602,100	514,673
Guolian Securities Co. Ltd., Class A(a)	465,500	707,360
Guosen Securities Co. Ltd., Class A	1,330,033	1,589,230
Guotai Junan Securities Co. Ltd., Class A	1,515,559	3,170,508
Guoyuan Securities Co. Ltd., Class A	861,470	832,904
Haitong Securities Co. Ltd., Class A	1,928,559	2,443,052
Haitong Securities Co. Ltd., Class H	7,182,000	3,565,088
Hithink RoyalFlush Information Network Co. Ltd., Class A	98,287	1,864,979
Huatai Securities Co. Ltd., Class A	1,396,593	2,812,393
Huatai Securities Co. Ltd., Class H(b)	3,402,800	4,016,392

Security	Shares	Value

Capital Markets (continued)
Industrial Securities Co. Ltd., Class A	1,744,792	$1,405,337
Nanjing Securities Co. Ltd., Class A	133,800	154,847
Orient Securities Co. Ltd., Class A	1,251,121	1,527,310
SDIC Capital Co. Ltd., Class A	1,397,300	1,338,029
Shenwan Hongyuan Group Co. Ltd., Class A	4,433,579	2,814,949
Sinolink Securities Co. Ltd., Class A	266,000	335,266
SooChow Securities Co. Ltd., Class A	968,435	979,575
Southwest Securities Co. Ltd., Class A	1,278,700	764,930
Tianfeng Securities Co. Ltd., Class A(a)	334,500	144,821
Western Securities Co. Ltd., Class A	1,130,530	1,249,976
Zheshang Securities Co. Ltd., Class A	133,800	190,124
Zhongtai Securities Co. Ltd.	1,529,500	1,473,383

		90,813,380

Chemicals — 1.0%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	201,900	631,406
Canmax Technologies Co. Ltd., Class A	185,080	585,875
Cathay Biotech Inc.	133,000	889,849
Chengxin Lithium Group Co. Ltd., Class A	66,900	203,400
CNGR Advanced Material Co. Ltd.	133,776	879,812
Ganfeng Lithium Group Co. Ltd., Class A	311,341	1,726,495
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	1,175,000	3,892,560
Guangzhou Tinci Materials Technology Co. Ltd., Class A	333,300	954,172
Hangzhou Oxygen Plant Group Co. Ltd., Class A	66,900	259,936
Haohua Chemical Science & Technology Co. Ltd., NVS	133,000	628,579
Hengli Petrochemical Co. Ltd., Class A(a)	1,396,510	2,467,030
Hengyi Petrochemical Co. Ltd., Class A(a)	798,076	764,931
Hoshine Silicon Industry Co. Ltd., Class A	133,000	976,867
Huafon Chemical Co. Ltd., Class A	1,372,400	1,298,229
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,313,570	1,247,475
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	535,143	449,269
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,198,700	1,744,845
Jiangsu Yangnong Chemical Co. Ltd., Class A	145,060	1,099,708
Jiangsu Yoke Technology Co. Ltd., Class A	133,000	929,124
LB Group Co. Ltd., Class A	465,500	1,211,229
Ningbo Shanshan Co. Ltd.	520,891	826,733
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,438,400	3,041,009
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	997,500	2,234,515
Rongsheng Petrochemical Co. Ltd., Class A	1,862,492	2,648,223
Satellite Chemical Co. Ltd., Class A(a)	798,443	1,832,993
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	399,000	1,519,796
Shanghai Putailai New Energy Technology Co. Ltd., Class A	399,340	1,039,357
Shenzhen Capchem Technology Co. Ltd.	115,620	651,420
Sichuan Hebang Biotechnology Co. Ltd., Class A	334,500	114,186
Skshu Paint Co. Ltd., Class A(a)	125,020	668,804
Tianqi Lithium Corp., Class A	266,000	1,974,695
Tongkun Group Co. Ltd., Class A(a)	532,064	1,000,721
Wanhua Chemical Group Co. Ltd., Class A	532,073	5,853,201
Weihai Guangwei Composites Co. Ltd., Class A	150,360	570,594
Yunnan Energy New Material Co. Ltd., Class A	183,804	1,169,286
Yunnan Yuntianhua Co. Ltd.	200,700	507,988
Zangge Mining Co. Ltd.	332,500	1,349,889
Zhejiang Juhua Co. Ltd., Class A	466,272	1,316,104
Zhejiang Longsheng Group Co. Ltd., Class A	133,800	158,932

		51,319,237

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.0%
Shanghai M&G Stationery Inc., Class A	66,900	$330,675
Zhejiang Weiming Environment Protection Co. Ltd., Class A	399,700	992,816

		1,323,491

Communications Equipment — 0.5%
BYD Electronic International Co. Ltd.	2,334,000	8,812,873
Guangzhou Haige Communications Group Inc. Co., Class A	665,084	1,065,932
Hengtong Optic-Electric Co. Ltd., Class A	466,200	790,792
Suzhou TFC Optical Communication Co. Ltd.	67,300	1,272,324
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	133,000	529,626
Yealink Network Technology Corp. Ltd., Class A	223,431	909,033
Zhongji Innolight Co. Ltd., Class A	133,077	2,866,317
ZTE Corp., Class A	694,264	2,872,487
ZTE Corp., Class H	2,128,040	4,793,376

		23,912,760

Construction & Engineering — 0.7%
China Communications Services Corp. Ltd., Class H	7,994,800	3,396,023
China Energy Engineering Corp. Ltd.	6,164,200	1,862,600
China National Chemical Engineering Co. Ltd., Class A	1,263,595	1,222,914
China Railway Group Ltd., Class A	3,726,098	3,277,754
China Railway Group Ltd., Class H	11,918,000	5,805,119
China State Construction Engineering Corp. Ltd., Class A	7,248,538	5,371,844
China State Construction International Holdings Ltd.	6,650,000	7,410,177
CSSC Science & Technology Co. Ltd.	266,000	647,215
Metallurgical Corp. of China Ltd., Class A	3,192,000	1,473,106
Power Construction Corp. of China Ltd., Class A	3,258,597	2,307,442
Shenzhen SED Industry Co. Ltd., NVS	201,900	553,891
Sichuan Road & Bridge Co. Ltd., Class A	1,364,160	1,543,617

		34,871,702

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	763,291	2,533,691
Anhui Conch Cement Co. Ltd., Class H	3,325,000	7,235,146
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	133,800	320,649
China Jushi Co. Ltd., Class A	731,505	1,015,468
China National Building Material Co. Ltd., Class H	11,970,000	4,502,003

		15,606,957

Consumer Finance — 0.1%
Qifu Technology Inc.	356,433	5,506,890

Consumer Staples Distribution & Retail — 0.4%
Alibaba Health Information Technology Ltd.(a)(c)	17,208,000	7,519,089
DaShenLin Pharmaceutical Group Co. Ltd., Class A	266,386	878,235
JD Health International Inc.(a)(b)(c)	3,250,800	12,260,631
Yifeng Pharmacy Chain Co. Ltd., Class A	200,272	1,093,619
Yonghui Superstores Co. Ltd., Class A(a)	334,500	122,541

		21,874,115

Containers & Packaging — 0.0%
Shenzhen YUTO Packaging Technology Co. Ltd.	201,840	755,900

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,396,503	889,612

Diversified Consumer Services — 1.2%
East Buy Holding Ltd.(a)(b)(c)	1,305,500	4,024,177
New Oriental Education & Technology Group Inc.(a)	4,322,590	40,624,909
Offcn Education Technology Co. Ltd., Class A(a)	1,147,400	555,898

Security	Shares	Value

Diversified Consumer Services (continued)
TAL Education Group, ADR(a)	1,272,448	$18,743,159

		63,948,143

Diversified Telecommunication Services — 0.3%
China Tower Corp. Ltd., Class H(b)	129,046,000	15,641,407

Electrical Equipment — 0.9%
China XD Electric Co. Ltd., NVS	735,900	548,371
Contemporary Amperex Technology Co. Ltd., Class A	774,719	17,522,165
Dongfang Electric Corp. Ltd., Class A	532,000	1,206,403
Eve Energy Co. Ltd., Class A	340,936	1,809,061
Fangda Carbon New Material Co. Ltd., Class A(a)	1,064,047	726,469
Ginlong Technologies Co. Ltd., Class A	98,100	885,488
Goldwind Science & Technology Co Ltd., Class A	733,620	777,183
Gongniu Group Co. Ltd.	66,820	945,776
GoodWe Technologies Co. Ltd., NVS	24,974	375,367
Gotion High-tech Co. Ltd., Class A(a)	370,392	1,016,697
Hongfa Technology Co. Ltd., Class A	133,091	458,932
Hoymiles Power Electronics Inc., NVS	10,704	345,492
Jiangsu Zhongtian Technology Co. Ltd., Class A	532,000	964,728
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	266,700	386,312
Ming Yang Smart Energy Group Ltd., Class A	399,152	564,915
NARI Technology Co. Ltd., Class A	1,463,654	4,703,542
Ningbo Orient Wires & Cables Co. Ltd.	129,631	696,452
Shanghai Electric Group Co. Ltd., Class A(a)	3,059,000	1,798,011
Shanghai Moons’ Electric Co. Ltd.	67,300	539,250
Sieyuan Electric Co. Ltd.	201,100	1,595,405
Sungrow Power Supply Co. Ltd., Class A	289,400	3,494,004
Sunwoda Electronic Co. Ltd., Class A	399,008	785,780
TBEA Co. Ltd., Class A	1,048,634	2,164,734
Zhejiang Chint Electrics Co. Ltd., Class A	465,521	1,327,285

		45,637,822

Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.(c)	1,995,000	4,959,869
Avary Holding Shenzhen Co. Ltd., Class A	375,100	1,095,906
BOE Technology Group Co. Ltd., Class A	7,182,000	3,973,110
Chaozhou Three-Circle Group Co. Ltd., Class A	386,677	1,360,640
China Railway Signal & Communication Corp. Ltd., Class A	669,000	453,031
China Zhenhua Group Science & Technology Co. Ltd., Class A	122,400	973,352
Eoptolink Technology Inc. Ltd.	133,000	1,110,486
Everdisplay Optronics Shanghai Co. Ltd.(a)	1,204,200	399,373
Foxconn Industrial Internet Co. Ltd., Class A	2,327,586	6,035,802
GoerTek Inc., Class A	598,500	1,382,932
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	133,019	723,015
Hengdian Group DMEGC Magnetics Co. Ltd.	312,500	622,277
Huagong Tech Co. Ltd., Class A	135,400	596,447
Kingboard Holdings Ltd.	2,004,000	3,930,782
Lens Technology Co. Ltd., Class A	997,542	1,673,765
Lingyi iTech Guangdong Co., Class A	1,729,213	1,316,275
Luxshare Precision Industry Co. Ltd., Class A	1,263,741	4,835,820
Maxscend Microelectronics Co. Ltd., Class A	113,552	1,693,179
OFILM Group Co. Ltd., Class A(a)	279,200	316,146
Shengyi Technology Co. Ltd., Class A	465,500	1,106,161
Shennan Circuits Co. Ltd., Class A	84,124	818,382
Shenzhen Kaifa Technology Co. Ltd., Class A	200,700	397,702
Sunny Optical Technology Group Co. Ltd.	2,062,600	13,274,704
SUPCON Technology Co. Ltd.	141,461	902,324
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	332,500	689,926

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TCL Technology Group Corp., Class A(a)	3,651,760	$2,291,296
Tianma Microelectronics Co. Ltd., Class A(a)	665,036	844,218
Unisplendour Corp. Ltd., Class A(a)	569,127	1,744,300
Wingtech Technology Co. Ltd., Class A(a)	199,500	1,054,983
Wuhan Guide Infrared Co. Ltd., Class A	1,117,164	976,255
WUS Printed Circuit Kunshan Co. Ltd., Class A	334,118	1,224,670
Xiamen Faratronic Co. Ltd.	67,200	970,815
Zhejiang Dahua Technology Co. Ltd., Class A	601,700	1,542,076

		65,290,019

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	5,912,000	5,202,513
Offshore Oil Engineering Co. Ltd., Class A	898,698	770,689
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	199,592	835,430

		6,808,632

Entertainment — 3.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	399,000	1,074,692
Beijing Enlight Media Co. Ltd., Class A	499,600	627,332
Bilibili Inc.(a)(c)	578,145	5,606,414
China Film Co. Ltd., Class A(a)	471,100	791,020
China Ruyi Holdings Ltd.(a)(c)	18,352,000	3,602,322
Giant Network Group Co. Ltd., Class A	403,800	632,832
iQIYI Inc., ADR(a)	1,304,730	4,814,454
Kingnet Network Co. Ltd.	334,500	580,213
Kingsoft Corp. Ltd.	2,795,200	7,766,849
Kunlun Tech Co. Ltd., Class A(a)	201,900	1,132,443
Mango Excellent Media Co. Ltd., Class A	332,580	1,141,974
NetEase Inc.	5,661,560	122,983,641
Perfect World Co. Ltd., Class A	352,900	572,215
Tencent Music Entertainment Group, ADR(a)	2,194,718	22,978,697
Wanda Film Holding Co. Ltd., Class A(a)	133,800	221,874
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,330,098	902,556

		175,429,528

Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,529,582	703,600
Far East Horizon Ltd.	5,776,000	4,640,276

		5,343,876

Food Products — 1.3%
Angel Yeast Co. Ltd., Class A	199,511	929,969
Anjoy Foods Group Co. Ltd., Class A	67,100	811,217
Beijing Dabeinong Technology Group Co. Ltd., Class A	200,700	146,492
China Feihe Ltd.(b)	10,005,000	4,976,395
China Mengniu Dairy Co. Ltd.	9,044,000	22,613,089
Foshan Haitian Flavouring & Food Co. Ltd., Class A .	798,145	4,485,732
Guangdong Haid Group Co. Ltd., Class A	300,097	1,792,906
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A .	335,700	1,167,635
Henan Shuanghui Investment & Development Co. Ltd., Class A	672,708	2,723,214
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,064,023	4,177,385
Meihua Holdings Group Co. Ltd.	468,300	701,826
Muyuan Foods Co. Ltd., Class A	986,868	5,257,695
New Hope Liuhe Co. Ltd., Class A(a)	1,064,099	1,305,545
Tingyi Cayman Islands Holding Corp.	5,320,000	5,916,136
Want Want China Holdings Ltd.	13,966,000	7,705,871
Wens Foodstuffs Group Co. Ltd., Class A	1,263,516	3,362,877
Yihai Kerry Arawana Holdings Co. Ltd., Class A	318,577	1,425,698

		69,499,682

Security	Shares	Value

Gas Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	1,330,000	$5,003,218
China Gas Holdings Ltd.	7,861,400	7,194,612
China Resources Gas Group Ltd.	2,672,400	8,064,556
ENN Energy Holdings Ltd.	2,329,700	18,916,783
ENN Natural Gas Co. Ltd., Class A	516,500	1,341,285
Kunlun Energy Co. Ltd.	11,992,000	10,223,340

		50,743,794

Ground Transportation — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,980,000	5,591,407
Daqin Railway Co. Ltd., Class A	2,910,000	3,012,406

		8,603,813

Health Care Equipment & Supplies — 0.4%
Autobio Diagnostics Co. Ltd., Class A	121,600	1,119,464
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	218,600	1,084,321
Lepu Medical Technology Beijing Co. Ltd., Class A	390,851	818,431
Ovctek China Inc., Class A	0	—
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,102,800	4,617,569
Shanghai United Imaging Healthcare Co. Ltd., NVS	146,115	2,887,697
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	232,495	9,296,145
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	133,700	1,500,853

		21,324,480

Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	1,583,110	3,209,777
China National Medicines Corp. Ltd., Class A	199,500	871,205
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	266,095	1,092,741
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	100,694	839,609
Huadong Medicine Co. Ltd., Class A	332,580	1,548,660
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	1,064,000	3,994,085
Jointown Pharmaceutical Group Co. Ltd., Class A	334,440	377,767
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	931,025	718,397
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	586,797	1,474,083
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,928,500	3,101,223
Sinopharm Group Co. Ltd., Class H	3,994,400	11,178,063

		28,405,610

Hotels, Restaurants & Leisure — 6.1%
H World Group Ltd., ADR	605,833	22,149,254
Haidilao International Holding Ltd.(b)	4,655,000	8,465,448
Meituan, Class B(a)(b)	14,783,040	150,079,880
Shanghai Jinjiang International Hotels Co. Ltd., Class A	199,500	803,050
Songcheng Performance Development Co. Ltd., Class A	598,577	895,222
Tongcheng Travel Holdings Ltd.(a)	3,703,200	9,309,661
TravelSky Technology Ltd., Class H	2,660,000	3,179,945
Trip.com Group Ltd.(a)(c)	1,590,834	72,208,391
Yum China Holdings Inc.	1,192,626	51,151,729

		318,242,580

Household Durables — 0.7%
Ecovacs Robotics Co. Ltd., Class A	133,400	689,639
Gree Electric Appliances Inc. of Zhuhai, Class A	585,929	3,170,869
Haier Smart Home Co. Ltd., Class A	1,197,046	3,987,254

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Haier Smart Home Co. Ltd., Class H	7,049,000	$21,348,889
Hang Zhou Great Star Industrial Co. Ltd., Class A	133,800	404,200
Hisense Visual Technology Co. Ltd.	133,800	480,881
Jason Furniture Hangzhou Co. Ltd., Class A	199,150	1,034,050
Midea Group Co. Ltd., Class A	602,100	5,232,782
Oppein Home Group Inc., Class A	66,520	639,977
Sichuan Changhong Electric Co. Ltd.	869,700	620,318
Zhejiang Supor Co. Ltd., Class A	133,096	1,022,782

		38,631,641

Household Products — 0.0%
Vinda International Holdings Ltd.	665,000	1,969,431

Independent Power and Renewable Electricity Producers — 1.5%
CGN Power Co. Ltd.	1,471,800	788,348
CGN Power Co. Ltd., Class H(b)	33,321,000	10,119,000
China Longyuan Power Group Corp. Ltd., Class H	9,558,000	6,735,648
China National Nuclear Power Co. Ltd., Class A	3,657,576	4,403,089
China Power International Development Ltd.	14,296,000	5,774,616
China Resources Power Holdings Co. Ltd.	5,320,000	11,452,117
China Three Gorges Renewables Group Co. Ltd., Class A	5,499,426	3,523,369
China Yangtze Power Co. Ltd., Class A	4,259,241	14,805,449
Datang International Power Generation Co. Ltd.	2,288,200	815,374
GD Power Development Co. Ltd., Class A	3,258,500	2,116,144
Huadian Power International Corp. Ltd., Class A	1,577,300	1,354,836
Huaneng Power International Inc., Class A(a)	1,330,252	1,627,582
Huaneng Power International Inc., Class H(a)	13,218,000	7,413,469
SDIC Power Holdings Co. Ltd., Class A	1,413,300	2,826,051
Shanghai Electric Power Co. Ltd., Class A	133,800	155,033
Shenergy Co. Ltd., Class A	802,738	843,240
Shenzhen Energy Group Co. Ltd., Class A	1,130,580	1,033,130
Sichuan Chuantou Energy Co. Ltd., Class A	901,062	1,958,069
Wintime Energy Group Co. Ltd., NVS(a)	2,542,200	486,822
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	2,088,700	1,559,337

		79,790,723

Industrial Conglomerates — 0.4%
CITIC Ltd.	17,301,000	17,404,315
Fosun International Ltd.	6,836,500	3,944,227

		21,348,542

Insurance — 3.7%
China Life Insurance Co. Ltd., Class A	465,505	1,953,814
China Life Insurance Co. Ltd., Class H	22,006,000	26,974,727
China Pacific Insurance Group Co. Ltd., Class A	1,197,047	4,238,793
China Pacific Insurance Group Co. Ltd., Class H	7,595,800	14,408,111
China Taiping Insurance Holdings Co. Ltd.	4,148,724	3,604,499
New China Life Insurance Co. Ltd., Class A	435,676	1,978,322
New China Life Insurance Co. Ltd., Class H	2,251,100	4,324,438
People’s Insurance Co. Group of China Ltd. (The), Class A	1,766,100	1,283,804
People’s Insurance Co. Group of China Ltd. (The), Class H	24,616,000	8,199,676
PICC Property & Casualty Co. Ltd., Class H	19,410,462	26,536,403
Ping An Insurance Group Co. of China Ltd., Class A	1,862,043	11,044,316
Ping An Insurance Group Co. of China Ltd., Class H.	19,628,500	87,291,217
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	2,049,700	3,227,707

		195,065,827

Interactive Media & Services — 15.6%
Autohome Inc., ADR	199,131	5,175,414
Baidu Inc.(a)	6,584,356	83,314,469

Security	Shares	Value

Interactive Media & Services (continued)
Kanzhun Ltd., ADR	649,046	$10,157,570
Kuaishou Technology(a)(b)	6,844,000	38,647,455
Tencent Holdings Ltd.	19,285,000	675,565,442

		812,860,350

IT Services — 0.0%
Isoftstone Information Technology Group Co. Ltd., NVS(a)	199,500	1,261,255

Life Sciences Tools & Services — 0.9%
Genscript Biotech Corp.(a)(c)	3,776,000	7,633,698
Hangzhou Tigermed Consulting Co. Ltd., Class A	66,537	415,385
MGI Tech Co. Ltd., NVS	44,823	444,846
Pharmaron Beijing Co. Ltd., Class A	242,925	785,068
WuXi AppTec Co. Ltd., Class A	483,217	3,641,646
WuXi AppTec Co. Ltd., Class H(b)(c)	997,581	6,149,596
Wuxi Biologics Cayman Inc.(a)(b)	11,305,000	26,777,114

		45,847,353

Machinery — 1.2%
China CSSC Holdings Ltd., Class A	798,000	3,932,756
CRRC Corp. Ltd., Class A	3,822,010	3,382,195
CRRC Corp. Ltd., Class H	14,353,000	7,389,673
FAW Jiefang Group Co. Ltd., Class A(a)	199,500	242,305
Haitian International Holdings Ltd.	1,995,000	5,051,475
Jiangsu Hengli Hydraulic Co. Ltd., Class A	217,256	1,710,513
Ningbo Deye Technology Co. Ltd., NVS	66,720	774,741
Sany Heavy Equipment International Holdings Co. Ltd.	3,266,000	2,525,485
Sany Heavy Industry Co. Ltd., Class A	1,442,093	2,782,300
Shandong Himile Mechanical Science & Technology Co. Ltd.	66,900	305,331
Shenzhen Inovance Technology Co. Ltd., Class A	266,030	2,329,616
Sinotruk Hong Kong Ltd.	1,918,000	5,070,898
Weichai Power Co. Ltd., Class A	1,130,568	2,648,962
Weichai Power Co. Ltd., Class H	5,996,000	11,802,297
XCMG Construction Machinery Co. Ltd., Class A	2,215,699	1,821,997
Yutong Bus Co. Ltd., Class A	401,400	1,039,928
Zhejiang Dingli Machinery Co. Ltd., Class A	150,309	1,229,682
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	336,500	1,162,452
Zhuzhou CRRC Times Electric Co. Ltd., NVS	35,892	193,321
Zhuzhou CRRC Times Electric Co. Ltd.	1,599,600	4,689,942
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,463,016	1,623,191

		61,709,060

Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A	2,311,070	3,367,317
COSCO Shipping Holdings Co. Ltd., Class H	8,661,600	9,324,563
Orient Overseas International Ltd.	443,500	6,867,745

		19,559,625

Media — 0.1%
China Literature Ltd.(a)(b)(c)	1,199,200	3,676,385
Focus Media Information Technology Co. Ltd., Class A	2,793,038	2,435,140
Jiangsu Phoenix Publishing & Media Corp. Ltd.	399,000	575,752
People.cn Co. Ltd.	199,500	734,249

		7,421,526

Metals & Mining — 1.9%
Aluminum Corp. of China Ltd., Class A	2,194,500	1,835,207
Aluminum Corp. of China Ltd., Class H	11,970,000	5,964,564
Baoshan Iron & Steel Co. Ltd., Class A	3,976,193	3,674,161
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	200,700	359,825

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
China Hongqiao Group Ltd.(c)	6,998,500	$5,416,010
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	665,000	1,739,282
China Rare Earth Resources & Technology Co. Ltd., Class A	244,950	947,619
CMOC Group Ltd., Class A	3,059,000	2,603,775
CMOC Group Ltd., Class H	11,193,000	6,905,040
Henan Shenhuo Coal & Power Co. Ltd.	532,700	1,359,646
Huaibei Mining Holdings Co. Ltd.	468,300	1,231,445
Hunan Valin Steel Co. Ltd., Class A	1,172,400	923,611
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	9,243,592	1,974,966
Jiangxi Copper Co. Ltd., Class A	386,100	1,046,687
Jiangxi Copper Co. Ltd., Class H	3,325,000	4,934,677
Jinduicheng Molybdenum Co. Ltd., Class A	673,000	940,849
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,710,300	755,341
Shandong Gold Mining Co. Ltd., Class A	665,091	1,996,010
Shandong Gold Mining Co. Ltd., Class H(b)	2,249,750	3,554,755
Shandong Nanshan Aluminum Co. Ltd., Class A	3,724,000	1,601,212
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,064,206	1,013,225
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,483,000	779,639
Sinomine Resource Group Co. Ltd., Class A	150,920	783,952
Tianshan Aluminum Group Co. Ltd., Class A	864,500	678,356
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,610,100	1,185,117
Western Mining Co. Ltd., Class A	401,400	927,413
Western Superconducting Technologies Co. Ltd., Class A	160,764	892,786
Xiamen Tungsten Co. Ltd., Class A	133,000	309,193
Yintai Gold Co. Ltd., Class A	526,700	1,092,184
YongXing Special Materials Technology Co. Ltd., Class A	92,540	707,271
Yunnan Aluminium Co. Ltd., Class A	334,500	538,438
Yunnan Chihong Zinc&Germanium Co. Ltd.	1,080,800	771,390
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,907,000	4,039,704
Zhejiang Huayou Cobalt Co. Ltd., Class A	303,606	1,164,618
Zhongjin Gold Corp. Ltd., Class A	943,800	1,359,619
Zijin Mining Group Co. Ltd., Class A	3,788,717	6,865,939
Zijin Mining Group Co. Ltd., Class H	15,458,000	24,830,547

		97,704,073

Oil, Gas & Consumable Fuels — 3.6%
China Coal Energy Co. Ltd., Class H	5,944,000	6,401,202
China Merchants Energy Shipping Co. Ltd., Class A	1,423,500	1,422,236
China Petroleum & Chemical Corp., Class A	5,453,288	4,718,972
China Petroleum & Chemical Corp., Class H	71,735,000	39,522,627
China Shenhua Energy Co. Ltd., Class A	1,197,152	6,395,924
China Shenhua Energy Co. Ltd., Class H	9,648,000	37,122,516
COSCO Shipping Energy Transportation Co. Ltd., Class A	529,700	1,010,268
COSCO Shipping Energy Transportation Co. Ltd., Class H	3,990,000	3,775,028
Guanghui Energy Co. Ltd., Class A	1,197,145	1,243,941
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,109,600	6,246,082
Jizhong Energy Resources Co. Ltd.	267,600	301,897
PetroChina Co. Ltd., Class A	3,769,492	4,614,329
PetroChina Co. Ltd., Class H	61,202,000	48,001,425
Shaanxi Coal Industry Co. Ltd., Class A	1,662,689	5,945,159
Shan Xi Hua Yang Group New Energy Co. Ltd.	665,400	933,756
Shanxi Coking Coal Energy Group Co. Ltd., Class A.	1,064,000	1,718,140
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	532,000	1,906,924
Yankuang Energy Group Co. Ltd., Class A	864,504	3,099,892

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Yankuang Energy Group Co. Ltd., Class H(a)	6,263,000	$14,442,743

		188,823,061

Passenger Airlines — 0.2%
Air China Ltd., Class A(a)	1,928,514	1,997,297
Air China Ltd., Class H(a)(c)	5,342,000	2,860,566
China Eastern Airlines Corp. Ltd., Class A(a)	3,591,096	1,895,714
China Southern Airlines Co. Ltd., Class A(a)	2,061,534	1,690,375
Hainan Airlines Holding Co. Ltd., Class A(a)	8,056,422	1,599,188
Juneyao Airlines Co. Ltd., Class A(a)	399,000	735,335
Spring Airlines Co. Ltd., Class A(a)	201,900	1,606,033

		12,384,508

Personal Care Products — 0.2%
By-health Co. Ltd., Class A	133,800	313,780
Giant Biogene Holding Co. Ltd.(a)(b)	798,000	3,648,815
Hengan International Group Co. Ltd.	1,995,000	6,148,991
Yunnan Botanee Bio-Technology Group Co. Ltd.	66,579	605,226

		10,716,812

Pharmaceuticals — 1.6%
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	732,899
Beijing Tongrentang Co. Ltd., Class A	266,688	1,647,178
Changchun High & New Technology Industry Group Inc., Class A	76,396	1,363,996
China Medical System Holdings Ltd.	4,001,000	6,577,147
China Resources Pharmaceutical Group Ltd.(b)	4,570,500	3,091,200
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	199,517	1,522,181
Chongqing Taiji Industry Group Co. Ltd.(a)	134,600	708,637
CSPC Innovation Pharmaceutical Co. Ltd.	237,700	1,120,131
CSPC Pharmaceutical Group Ltd.	26,622,400	20,734,849
Dong-E-E-Jiao Co. Ltd., Class A	133,379	1,076,515
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,496,000	6,161,926
Humanwell Healthcare Group Co. Ltd., Class A	332,800	1,015,101
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .	1,064,080	6,279,764
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	201,900	704,955
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	369,062	616,657
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	309,855	615,873
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	399,084	1,359,095
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,346,000	2,425,331
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	187,031	756,715
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	292,542	870,297
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	199,565	758,519
Sino Biopharmaceutical Ltd.	29,927,000	11,894,778
Yunnan Baiyao Group Co. Ltd., Class A	359,842	2,484,278
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	133,709	4,131,861
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	332,899	642,839
Zhejiang NHU Co. Ltd., Class A	665,031	1,659,933

		80,952,655

Real Estate Management & Development — 2.3%
C&D International Investment Group Ltd.	1,996,000	3,245,359
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,611,633	2,102,821
China Overseas Land & Investment Ltd.	10,978,000	16,212,506
China Overseas Property Holdings Ltd.	4,035,000	3,392,353
China Resources Land Ltd.	9,328,665	28,493,049

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
China Resources Mixc Lifestyle Services Ltd.(b)	1,984,600	$5,981,224
China Vanke Co. Ltd., Class A	1,855,928	2,578,522
China Vanke Co. Ltd., Class H	6,163,931	4,752,283
Country Garden Holdings Co. Ltd.(a)(c)	35,910,727	2,918,206
Country Garden Services Holdings Co. Ltd.(c)	6,651,000	5,062,650
Greenland Holdings Corp. Ltd., Class A(a)	2,086,300	636,243
Hainan Airport Infrastructure Co. Ltd., NVS(a)	2,419,600	1,257,735
Hangzhou Binjiang Real Estate Group Co. Ltd.	538,400	563,411
KE Holdings Inc., ADR	1,903,652	25,870,631
Longfor Group Holdings Ltd.(b)	5,558,500	6,962,045
Poly Developments and Holdings Group Co. Ltd., Class A	2,128,075	2,876,223
Seazen Holdings Co. Ltd., Class A(a)	399,064	573,535
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	266,000	736,094
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	1,862,038	791,674
Youngor Fashion Co. Ltd., Class A	401,400	409,399
Yuexiu Property Co. Ltd.	4,364,600	2,902,537

		118,318,500

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro-Fabrication Equipment Inc., Class A	133,188	2,716,952
Amlogic Shanghai Co. Ltd.	105,853	820,872
Cambricon Technologies Corp. Ltd.(a)	73,434	1,718,688
China Resources Microelectronics Ltd.	266,612	1,582,478
Flat Glass Group Co. Ltd., Class A	266,000	804,895
Flat Glass Group Co. Ltd., Class H	1,330,000	2,458,864
GalaxyCore Inc., NVS	357,962	980,373
GCL Technology Holdings Ltd.	61,964,000	8,619,126
GigaDevice Semiconductor Inc., Class A	143,087	1,453,880
Hangzhou Chang Chuan Technology Co. Ltd.	133,700	536,469
Hangzhou First Applied Material Co. Ltd., Class A	333,236	1,284,678
Hangzhou Silan Microelectronics Co. Ltd., Class A	266,000	770,410
Hua Hong Semiconductor Ltd.(a)(b)	1,611,000	3,452,745
Hygon Information Technology Co. Ltd., NVS	343,805	4,058,221
Ingenic Semiconductor Co. Ltd., Class A	66,900	605,754
JA Solar Technology Co. Ltd., Class A	598,896	1,555,658
JCET Group Co. Ltd., Class A	332,600	1,207,224
Jiangsu Pacific Quartz Co. Ltd., NVS	67,100	742,637
Jinko Solar Co. Ltd.	1,288,449	1,579,977
LONGi Green Energy Technology Co. Ltd., Class A	1,276,423	3,757,570
Montage Technology Co. Ltd., Class A	215,001	1,558,968
National Silicon Industry Group Co. Ltd., Class A(a)	538,400	1,151,057
NAURA Technology Group Co. Ltd., Class A	88,900	3,503,526
Piotech Inc., NVS	41,496	1,230,507
Risen Energy Co. Ltd.	201,900	452,411
Rockchip Electronics Co. Ltd.	67,300	502,545
Sanan Optoelectronics Co. Ltd., Class A	942,200	1,625,030
SG Micro Corp., Class A	66,530	652,692
Shanghai Aiko Solar Energy Co. Ltd.	340,760	714,146
Shenzhen Goodix Technology Co. Ltd., Class A(a)	66,500	583,683
StarPower Semiconductor Ltd., Class A	22,000	462,400
Suzhou Maxwell Technologies Co. Ltd., Class A	56,947	958,476
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	686,472	1,286,518
Tianshui Huatian Technology Co. Ltd., Class A	731,529	829,546
TongFu Microelectronics Co. Ltd., Class A	305,296	940,190
Tongwei Co. Ltd., Class A	798,099	2,929,691
Trina Solar Co. Ltd.	400,313	1,391,455
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	134,853	1,336,188

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	125,846	$708,788
Will Semiconductor Co. Ltd. Shanghai, Class A	214,245	2,844,342
Xinjiang Daqo New Energy Co. Ltd.	256,850	1,039,863
Xinyi Solar Holdings Ltd.	14,630,000	8,859,128
Yangzhou Yangjie Electronic Technology Co. Ltd.	133,700	737,273
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	254,193	1,304,406

		78,310,300

Software — 0.5%
360 Security Technology Inc., Class A(a)	1,197,000	1,455,275
Beijing Kingsoft Office Software Inc., Class A	81,751	3,075,318
China National Software & Service Co. Ltd., Class A	167,435	747,859
Empyrean Technology Co. Ltd., NVS	66,500	839,083
Hundsun Technologies Inc., Class A	332,540	1,124,512
Iflytek Co. Ltd., Class A	436,662	2,996,272
Kingdee International Software Group Co. Ltd.(a)	8,645,000	9,295,857
Qi An Xin Technology Group Inc.(a)	144,076	699,609
Sangfor Technologies Inc., Class A(a)	77,900	685,475
Shanghai Baosight Software Co. Ltd., Class A	301,400	1,956,980
Shanghai Baosight Software Co. Ltd., Class B	1,823,266	4,096,649
Thunder Software Technology Co. Ltd., Class A	66,500	558,429
Yonyou Network Technology Co. Ltd., Class A	598,512	1,052,472

		28,583,790

Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd.(b)(c)	266,100	2,605,732
China Tourism Group Duty Free Corp. Ltd., Class A	386,024	4,648,478
Chow Tai Fook Jewellery Group Ltd.	5,740,000	8,553,006
HLA Group Corp. Ltd., Class A	468,300	560,811
Pop Mart International Group Ltd.(b)	1,428,400	3,560,963
Topsports International Holdings Ltd.(b)	5,323,000	3,602,177
Zhongsheng Group Holdings Ltd.	2,327,500	4,237,526

		27,768,693

Technology Hardware, Storage & Peripherals — 2.1%
China Greatwall Technology Group Co. Ltd., Class A	665,000	957,212
IEIT Systems Co. Ltd., Class A	284,516	1,476,195
Lenovo Group Ltd.	23,962,000	26,471,523
Ninestar Corp., Class A	320,026	1,040,584
Shenzhen Transsion Holding Co. Ltd., Class A	143,090	3,154,062
Xiaomi Corp., Class B(a)(b)	44,802,600	75,287,332

		108,386,908

Textiles, Apparel & Luxury Goods — 1.5%
ANTA Sports Products Ltd.	3,713,600	36,204,067
Bosideng International Holdings Ltd.	11,566,000	5,817,433
Li Ning Co. Ltd.	7,104,000	17,576,075
Shenzhou International Group Holdings Ltd.	2,398,000	19,669,565

		79,267,140

Tobacco — 0.1%
Smoore International Holdings Ltd.(b)(c)	5,338,000	3,710,808

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	599,600	4,413,749
Shanxi Coal International Energy Group Co. Ltd.	399,000	1,017,800
Xiamen C & D Inc., Class A	457,188	658,450

		6,089,999

Transportation Infrastructure — 0.4%
China Merchants Expressway Network & Technology Holdings Co. Ltd.	133,800	195,880
China Merchants Port Holdings Co. Ltd.	4,012,000	4,979,901
COSCO Shipping Ports Ltd.	3,946,000	2,354,562

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	471,100	$661,053
Jiangsu Expressway Co. Ltd., Class H	4,004,000	4,112,856
Shanghai International Airport Co. Ltd., Class A(a)	199,799	973,047
Shanghai International Port Group Co. Ltd., Class A .	1,463,077	1,102,195
Zhejiang Expressway Co. Ltd., Class H	5,715,000	4,358,374

		18,737,868

Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	13,300,000	3,119,929
Guangdong Investment Ltd.	7,980,000	4,735,473

		7,855,402

Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	5,749,527	3,825,723

Total Common Stocks — 99.6% (Cost: $7,042,745,980)		5,199,857,557

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(a)	76,761	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $7,042,745,980)		5,199,857,557

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	156,349,851	$156,428,026
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	5,500,000	5,500,000

Total Short-Term Securities — 3.1% (Cost: $161,870,712)		161,928,026

Total Investments — 102.7% (Cost: $7,204,616,692)		5,361,785,583

Liabilities in Excess of Other Assets — (2.7)%		(142,640,863)

Net Assets — 100.0%		$5,219,144,720

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$171,191,589	$—	$(14,753,942)(a)	$20,941	$(30,562)	$156,428,026	156,349,851	$866,266	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(2,340,000)(a)	—	—	5,500,000	5,500,000	183,889		—

				$20,941	$(30,562)	$161,928,026		$1,050,155		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	900	03/15/24	$18,221	$(551,895)

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$551,895	$—	$—	$—	$551,895

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,056,344)	$—	$—	$—	$(4,056,344)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(585,629)	$—	$—	$—	$(585,629)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$20,834,767

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$539,426,449	$4,660,431,108	$—	$5,199,857,557
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	161,928,026	—	—	161,928,026

	$701,354,475	$4,660,431,108	$—	$5,361,785,583

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(551,895)	$—	$(551,895)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd.(a)(b)(c)	79,200	$93,825

Automobile Components — 2.4%
Huazhong In-Vehicle Holdings Co. Ltd.(c)	264,000	77,216
Minth Group Ltd.	386,000	656,685
Nexteer Automotive Group Ltd.	440,000	202,733
Tianneng Power International Ltd.(c)	352,000	317,340

		1,253,974

Beverages — 0.5%
China Foods Ltd.	440,000	158,478
China Huiyuan Juice Group Ltd.(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd.	105,600	128,940

		287,418

Biotechnology — 5.4%
3SBio Inc.(a)	924,000	610,139
AIM Vaccine Co. Ltd., NVS(c)	140,800	126,602
Alphamab Oncology(a)(b)(c)	220,796	141,207
Ascentage Pharma Group International(a)(b)	110,000	363,757
CanSino Biologics Inc., Class H(a)(b)(c)	44,000	102,100
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)	176,000	149,711
Everest Medicines Ltd.(a)(b)	88,386	271,831
InnoCare Pharma Ltd.(a)(b)	308,000	202,704
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)(c)	158,400	47,746
Keymed Biosciences Inc.(a)(b)(c)	88,000	381,146
Lepu Biopharma Co. Ltd.(c)	308,000	146,732
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	17,600	82,572
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., NVS(c)	13,200	180,925
Untrade Cteg(d)	600,000	1

		2,807,173

Building Products — 0.9%
China Lesso Group Holdings Ltd.	572,000	272,040
China State Construction Development Holdings Ltd.	352,000	94,260
Triumph New Energy Co. Ltd., Class H (b)	128,000	86,502

		452,802

Capital Markets — 1.9%
Bairong Inc. (a)(b)	132,000	222,388
China Everbright Ltd.(c)	474,000	259,851
China Renaissance Holdings Ltd.(a)(b)(c)(d)	162,800	92,742
Noah Holdings Ltd., ADR	20,152	224,090
Up Fintech Holding Ltd., ADR(b)	43,956	176,703

		975,774

Chemicals — 4.4%
China BlueChemical Ltd., Class H	792,000	237,704
China Risun Group Ltd.(c)	704,000	275,368
China XLX Fertiliser Ltd.	308,000	124,398
Dongyue Group Ltd.	792,000	708,918
Fufeng Group Ltd.(c)	704,600	431,976
Global New Material International Holdings Ltd.(b)	264,000	129,316
Huabao International Holdings Ltd.(c)	484,000	144,113
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	202,493	96,994
Sinofert Holdings Ltd.	1,144,000	118,214
Untradelumena Newmat, NVS(d)	21,700	—

		2,267,001

Commercial Services & Supplies — 1.9%
Binjiang Service Group Co. Ltd.	44,359	93,723
China Everbright Environment Group Ltd.	1,892,000	703,202

Security	Shares	Value

Commercial Services & Supplies (continued)
Dynagreen Environmental Protection Group Co. Ltd., Class H	176,000	$56,467
Zonqing Environmental Ltd., NVS(c)	44,000	125,040

		978,432

Communications Equipment — 0.2%
Eastern Communications Co. Ltd., Class B	22,800	8,094
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)	88,000	99,020

		107,114

Construction & Engineering — 3.2%
China Conch Venture Holdings Ltd.	792,000	793,110
Greentown Management Holdings Co. Ltd.(a)	308,000	193,880
Sinopec Engineering Group Co. Ltd., Class H	748,000	410,118
Xinte Energy Co. Ltd.(b)	193,600	258,644

		1,655,752

Construction Materials — 1.1%
Asia Cement China Holdings Corp.	242,000	65,293
China Resources Building Materials Technology Holdings Ltd.	1,232,000	213,704
CSG Holding Co. Ltd.	563,247	173,373
MH Development Ltd.(d)	112,000	521
West China Cement Ltd.	968,000	111,239

		564,130

Consumer Finance — 1.5%
FinVolution Group, ADR	67,892	355,075
LexinFintech Holdings Ltd., ADR	12,628	23,236
Lufax Holding Ltd., Class A, ADR	102,520	319,862
Yixin Group Ltd.(a)	836,000	61,816

		759,989

Consumer Staples Distribution & Retail — 1.9%
Chongqing Hongjiu Fruit Co. Ltd.(b)(c)	202,480	89,054
Dada Nexus Ltd., ADR(b)(c)	33,440	70,221
Ping An Healthcare and Technology Co. Ltd.(a)(b)	286,000	443,456
Shenzhen Pagoda Industrial Group Corp. Ltd., NVS	220,000	76,991
Sipai Health Technology Co. Ltd., NVS	132,000	107,731
Sun Art Retail Group Ltd.	1,210,000	208,634

		996,087

Distributors — 0.2%
China Tobacco International HK Co. Ltd.	106,000	132,561

Diversified Consumer Services — 3.3%
China Chunlai Education Group Co. Ltd.	123,000	84,990
China East Education Holdings Ltd.(a)	286,000	95,660
China Education Group Holdings Ltd.	572,000	327,712
China New Higher Education Group Ltd.(a)	440,000	138,519
Fenbi Ltd., NVS(c)	286,000	179,720
Fu Shou Yuan International Group Ltd.	704,000	459,818
Tianli International Holdings Ltd.	660,000	396,243
Youdao Inc., ADR(b)(c)	3,795	16,546

		1,699,208

Diversified REITs — 0.3%
Yuexiu REIT	1,276,000	170,807

Electrical Equipment — 0.6%
China Fiber Optic Network System Group Ltd.(d)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(b)	24,000	4,436
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	206,812	185,331
Harbin Electric Co. Ltd., Class H	352,000	107,251
Sun King Technology Group Ltd.(b)	24,000	3,495

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Trony Solar Holdings Co. Ltd.(d)	216,000	$—

		300,513

Electronic Equipment, Instruments & Components — 1.5%
Anxin-China Holdings Ltd.(d)	672,000	1
BOE Varitronix Ltd.	132,000	91,993
FIH Mobile Ltd. (b)	1,628,000	100,722
Kingboard Laminates Holdings Ltd.	484,000	300,433
Q Technology Group Co. Ltd.(b)	264,000	103,900
Wasion Holdings Ltd.	264,000	165,308

		762,357

Energy Equipment & Services — 0.2%
Dalipal Holdings Ltd.	176,000	104,528

Entertainment — 3.6%
Alibaba Pictures Group Ltd.(b)	6,160,000	353,347
Cloud Music Inc.(a)(b)(c)	33,000	370,572
CMGE Technology Group Ltd.(b)(c)	704,000	87,138
HUYA Inc., ADR(b)(c)	44,748	156,618
iDreamSky Technology Holdings Ltd.(a)(b)(c)	475,200	122,998
Maoyan Entertainment(a)(b)	176,000	194,068
NetDragon Websoft Holdings Ltd.(c)	132,000	189,646
Untrade SMI Holdings(d)	267,200	—
XD Inc.(b)(c)	149,600	278,647
Zengame Technology Holding Ltd.	176,000	100,912

		1,853,946

Financial Services — 1.4%
CSSC Hong Kong Shipping Co. Ltd.(c)	616,000	114,081
Genertec Universal Medical Group Co. Ltd.(a)	396,000	217,138
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	880,000	110,148
SY Holdings Group Ltd.(c)	220,000	119,226
Yeahka Ltd.(b)(c)	88,000	142,465

		703,058

Food Products — 2.3%
Ausnutria Dairy Corp. Ltd.	215,000	69,475
China Modern Dairy Holdings Ltd.	1,408,000	116,821
China Youran Dairy Group Ltd.(a)(c)	396,000	63,636
COFCO Joycome Foods Ltd.(b)(c)	1,408,000	275,040
Weilong Delicious Global Holdings Ltd., NVS	228,800	166,570
Yihai International Holding Ltd.	264,820	370,726
Zhou Hei Ya International Holdings Co. Ltd.(a)	550,000	127,058

		1,189,326

Gas Utilities — 1.0%
Tian Lun Gas Holdings Ltd.(c)	132,000	69,797
Towngas Smart Energy Co. Ltd.(c)	528,000	190,563
Zhongyu Energy Holdings Ltd.(b)	440,000	278,179

		538,539

Ground Transportation — 0.6%
ANE Cayman Inc.(b)	330,000	173,133
Canggang Railway Ltd., NVS(c)	616,000	115,236

		288,369

Health Care Equipment & Supplies — 4.6%
AK Medical Holdings Ltd.(a)(c)	288,000	186,863
Angelalign Technology Inc.(a)(c)	21,600	181,179
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(c)	44,000	55,636
Gaush Meditech Ltd., NVS	26,400	96,435
Kangji Medical Holdings Ltd.	198,000	161,180
Lifetech Scientific Corp. (b)(c)	2,024,000	513,273
Microport Cardioflow Medtech Corp.(a)(b)(c)	572,000	94,584

Security	Shares	Value

Health Care Equipment & Supplies (continued)
MicroPort NeuroTech Ltd., NVS(b)	104,000	$131,237
Microport Scientific Corp.(b)	422,400	414,335
Peijia Medical Ltd.(a)(b)	220,000	143,087
Shanghai MicroPort MedBot Group Co. Ltd.(b)	132,000	244,797
Untrade Hosa International Ltd.(d)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	176,000	103,626
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	66,000	77,720

		2,403,952

Health Care Providers & Services — 3.2%
Adicon Holdings Ltd., NVS	66,000	105,371
Arrail Group Ltd., NVS(a)(b)(c)	110,000	84,999
Chaoju Eye Care Holdings Ltd.	154,000	74,672
China Resources Medical Holdings Co. Ltd.	440,000	239,776
ClouDr Group Ltd., NVS	180,400	123,039
Gushengtang Holdings Ltd.(c)	70,400	386,462
Jinxin Fertility Group Ltd.(a)(b)(c)	1,034,000	320,423
New Horizon Health Ltd.(a)(b)(c)	132,000	343,720

		1,678,462

Health Care Technology — 0.5%
Medlive Technology Co. Ltd.(a)(c)	110,000	104,658
Yidu Tech Inc. (a)(b)	294,800	158,503

		263,161

Hotels, Restaurants & Leisure — 2.1%
China Travel International Investment Hong Kong Ltd.	968,000	165,606
DPC Dash Ltd., NVS(c)	17,600	127,242
Haichang Ocean Park Holdings Ltd.(a)(b)	1,672,000	160,356
Helens International Holdings Co. Ltd. (c)	220,000	93,444
Huangshan Tourism Development Co. Ltd., Class B(b)	110,000	83,490
Jiumaojiu International Holdings Ltd.(a)	484,000	335,939
Nayuki Holdings Ltd.(b)(c)	264,000	103,593

		1,069,670

Household Durables — 1.0%
Chervon Holdings Ltd.(c)	66,000	126,108
Skyworth Group Ltd.	616,000	216,560
TCL Electronics Holdings Ltd.	440,000	160,817

		503,485

Household Products — 0.2%
Blue Moon Group Holdings Ltd.(a)	440,000	109,024

Independent Power and Renewable Electricity Producers — 2.2%
Beijing Jingneng Clean Energy Co. Ltd., Class H	792,000	167,574
Canvest Environmental Protection Group Co. Ltd.(c)	264,000	138,584
CGN New Energy Holdings Co. Ltd.(c)	616,000	152,429
China Datang Corp. Renewable Power Co. Ltd., Class H	1,188,000	269,774
Concord New Energy Group Ltd.	3,520,000	291,784
Xinyi Energy Holdings Ltd.	1,056,000	146,847

		1,166,992

Industrial Conglomerates — 0.7%
CITIC Resources Holdings Ltd.	1,408,000	72,736
Shanghai Industrial Holdings Ltd.	220,632	288,535

		361,271

Interactive Media & Services — 4.2%
Hello Group Inc., ADR	72,248	476,114
JOYY Inc., ADR	19,316	608,454
Meitu Inc.(a)(c)	1,496,000	492,328
Tongdao Liepin Group(b)	132,000	65,305
Weibo Corp., ADR	41,580	379,210
Zhihu Inc., NVS(b)	105,600	163,219

		2,184,630

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 3.4%
Chinasoft International Ltd.	1,284,000	$836,375
Digital China Holdings Ltd.	308,000	104,828
GDS Holdings Ltd.(b)	523,600	444,721
INESA Intelligent Tech Inc., Class B	145,242	83,172
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	72,732	208,741
National Agricultural Holdings Ltd., NVS(d)	108,900	—
Vnet Group Inc., ADR(b)	51,524	79,862

		1,757,699

Life Sciences Tools & Services — 0.1%
Joinn Laboratories China Co. Ltd., Class H(a)	57,200	72,180

Machinery — 1.6%
CIMC Enric Holdings Ltd.	353,193	284,013
First Tractor Co. Ltd., Class H	200,000	156,158
LK Technology Holdings Ltd.	282,991	123,771
Lonking Holdings Ltd.	968,000	162,646
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	110,005	107,365

		833,953

Media — 0.5%
Mobvista Inc.(a)(b)(c)	264,000	110,565
Xinhua Winshare Publishing and Media Co. Ltd., Class H	176,000	160,027

		270,592

Metals & Mining — 3.2%
China Metal Recycling Holdings Ltd.(d)	184,800	—
China Nonferrous Mining Corp Ltd.	660,000	458,480
China Oriental Group Co. Ltd.	616,000	92,683
Jinchuan Group International Resources Co. Ltd.	1,276,000	107,197
MMG Ltd.(b)	1,584,000	424,041
Shougang Fushan Resources Group Ltd.	1,008,000	419,714
Tiangong International Co. Ltd.(c)	704,000	161,546
Untrade Real Gold Mining(d)	126,000	—
Youyuan International Holdings Ltd.(d)	120,000	133

		1,663,794

Oil, Gas & Consumable Fuels — 1.3%
CGN Mining Co. Ltd.(b)(c)	1,320,000	321,204
Kinetic Development Group Ltd.	1,320,000	111,272
Sinopec Kantons Holdings Ltd.	528,000	239,402

		671,878

Paper & Forest Products — 1.1%
China Forestry Holdings Co. Ltd.(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.(c)	660,000	188,187
Nine Dragons Paper Holdings Ltd.(b)	836,000	387,596
Qunxing Paper Holdings Co. Ltd.(d)	148,000	—
Shandong Chenming Paper Holdings Ltd., Class B(b)	44,600	7,277
Superb Summit International Group Ltd.(d)	2,975	—

		583,060

Personal Care Products — 0.3%
Shanghai Chicmax Cosmetic Co. Ltd., NVS	30,800	158,140

Pharmaceuticals — 8.7%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	132,000	157,112
China Animal Healthcare Ltd.(d)	140,000	—
China Shineway Pharmaceutical Group Ltd.	148,000	166,596
China Traditional Chinese Medicine Holdings Co. Ltd.	1,548,000	854,123
Consun Pharmaceutical Group Ltd.	176,000	127,681
Grand Pharmaceutical Group Ltd., Class A	550,000	251,082
Hua Han Health Industry Holdings Ltd.(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	286,165	884,243
Luye Pharma Group Ltd. (a)(b)(c)	968,000	357,533

Security	Shares	Value

Pharmaceuticals (continued)
Ocumension Therapeutics(a)(b)	154,000	$101,495
SciClone Pharmaceuticals Holdings Ltd.(a)	154,000	256,534
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	88,000	62,473
Shanghai Haixin Group Co., Class B	224,463	68,237
Sihuan Pharmaceutical Holdings Group Ltd.(c)	2,200,000	160,170
Simcere Pharmaceutical Group Ltd.(a)	396,000	281,719
SSY Group Ltd.(c)	704,000	394,339
Tong Ren Tang Technologies Co. Ltd., Class H	308,000	201,978
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	132,000	171,509

		4,496,825

Real Estate Management & Development — 8.2%
Agile Group Holdings Ltd.(b)(c)	1,144,000	110,680
A-Living Smart City Services Co. Ltd., Class A(a)	330,000	168,975
C&D Property Management Group Co. Ltd.	264,000	110,276
China Aoyuan Group Ltd.(b)(c)	896,000	19,226
China Jinmao Holdings Group Ltd.	3,080,000	250,284
China Overseas Grand Oceans Group Ltd.	924,000	236,495
China South City Holdings Ltd.(c)	2,904,000	61,690
Cosmopolitan International Holdings Ltd., NVS(c)	184,800	43,241
Gemdale Properties & Investment Corp. Ltd.(c)	2,992,000	100,965
Greentown China Holdings Ltd.	572,000	459,529
Greentown Service Group Co. Ltd.	704,000	252,942
Guangzhou R&F Properties Co. Ltd., Class H(b)(c)	862,400	111,793
Hopson Development Holdings Ltd.(b)(c)	585,224	279,671
Jinke Smart Services Group Co. Ltd.(b)	66,000	77,962
Midea Real Estate Holding Ltd.(a)	149,600	83,342
Poly Property Group Co. Ltd.	1,100,000	202,107
Poly Property Services Co. Ltd., Class H	79,200	284,754
Radiance Holdings Group Co. Ltd.(b)(c)	396,000	108,237
Redco Properties Group Ltd.(a)(b)(c)(d)	704,000	51,942
Seazen Group Ltd.(b)(c)	1,232,000	173,774
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	136,483	129,607
Shenzhen Investment Ltd.	1,408,000	188,513
Shoucheng Holdings Ltd.	1,145,600	220,929
Shui On Land Ltd.	1,826,000	165,253
SOHO China Ltd.(b)	1,056,000	92,681
Sunac Services Holdings Ltd.(a)(c)	748,000	190,164
Yuexiu Services Group Ltd., NVS	242,000	81,180

		4,256,212

Semiconductors & Semiconductor Equipment — 2.1%
Daqo New Energy Corp., ADR(b)	23,584	501,868
JinkoSolar Holding Co. Ltd., ADR	22,088	597,259

		1,099,127

Software — 1.8%
AsiaInfo Technologies Ltd.(a)	123,200	115,025
Linklogis Inc.(a)	396,000	62,065
Ming Yuan Cloud Group Holdings Ltd.(b)(c)	396,000	112,875
Qingdao Ainnovation Technology Group Co. Ltd.(a)(b)	101,200	89,989
Tuya Inc.(b)	116,072	228,662
Weimob Inc.(a)(b)(c)	1,144,000	306,334

		914,950

Specialty Retail — 0.3%
Boshiwa International Holding Ltd.(d)	67,000	—
China Meidong Auto Holdings Ltd.	352,000	138,471

		138,471

Technology Hardware, Storage & Peripherals — 0.7%
Canaan Inc., ADR(b)(c)	81,488	127,936

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Legend Holdings Corp., Class H(a)	281,600	$235,221

		363,157

Textiles, Apparel & Luxury Goods — 2.3%
361 Degrees International Ltd.	440,000	234,936
China Lilang Ltd.	176,000	94,363
China Longevity Group Co. Ltd.(b)(d)	96,000	—
Fuguiniao Co. Ltd.(d)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (b)(c)	529,200	259,548
JNBY Design Ltd.	88,000	168,171
Xtep International Holdings Ltd.	748,000	413,671

		1,170,689

Tobacco — 1.1%
RLX Technology Inc., ADR(c)	290,840	567,138

Trading Companies & Distributors — 0.3%
China Aircraft Leasing Group Holdings Ltd.	154,000	67,269
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	101,200	73,673

		140,942

Transportation Infrastructure — 3.3%
Anhui Expressway Co. Ltd., Class H	214,000	237,793
Beijing Capital International Airport Co. Ltd., Class H(b)	968,000	312,158
COSCO Shipping International Hong Kong Co. Ltd.	176,000	78,244
Hainan Meilan International Airport Co. Ltd., Class H(b)	111,000	104,553
Shenzhen International Holdings Ltd.	726,000	612,195
Sichuan Expressway Co. Ltd., Class H	352,000	117,676
Yuexiu Transport Infrastructure Ltd.	441,601	250,925

		1,713,544

Water Utilities — 0.6%
China Water Affairs Group Ltd.	440,000	301,782

Total Long-Term Investments — 100.1% (Cost: $66,901,110)		51,857,463

Security	Shares	Value

Short-Term Securities

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	11,175,642	$11,181,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	30,000	30,000

Total Short-Term Securities — 21.6% (Cost: $11,207,901)		11,211,230

Total Investments — 121.7% (Cost: $78,109,011)		63,068,693

Liabilities in Excess of Other Assets — (21.7)%		(11,256,648)

Net Assets — 100.0%		$51,812,045

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,772,234	$—	$(593,067	)(a)	$2,008	$55	$11,181,230	11,175,642	$266,078	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—	(50,000	)(a)	—	—	30,000	30,000	1,813		—

					$2,008	$55	$11,211,230		$267,891		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(57,139)	$—	$—	$—	$(57,139)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,568

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,909,651	$38,698,845	$248,967	$51,857,463
Short-Term Securities
Money Market Funds	11,211,230	—	—	11,211,230

	$24,120,881	$38,698,845	$248,967	$63,068,693

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets	Common Stocks

Opening balance, as of August 31, 2023	$760,951
Transfers into Level 3	125,574
Transfers out of Level 3	(52,888)
Accrued discounts/premiums	—
Net realized gain (loss)	(1,246,214)
Net change in unrealized appreciation (depreciation)(a)(b)	974,557
Purchases	—
Sales	(313,013)

Closing balance, as of February 29, 2024	$248,967

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024(b)	$(86,681)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.4%
Astra Otoparts Tbk PT	3,069,700	$459,039
Selamat Sempurna Tbk PT	9,862,100	1,317,875

		1,776,914

Banks — 51.0%
Bank Aladin Syariah Tbk PT(a)	26,612,700	1,812,001
Bank BTPN Syariah Tbk PT	10,844,400	948,842
Bank Bukopin Tbk PT(a)	164,265,122	804,862
Bank Central Asia Tbk PT	163,708,590	103,016,236
Bank Jago Tbk PT(a)	11,455,600	1,982,237
Bank Mandiri Persero Tbk PT	101,003,620	45,115,640
Bank Negara Indonesia Persero Tbk PT	52,686,016	20,135,761
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,153,476	1,622,013
Bank Pembangunan Daerah Jawa Timur Tbk PT	30,396,900	1,170,227
Bank Rakyat Indonesia Persero Tbk PT	196,226,354	76,466,209
Bank Tabungan Negara Persero Tbk PT	33,402,126	3,041,993

		256,116,021

Broadline Retail — 3.8%
Bukalapak.com PT Tbk(a)	199,613,900	1,998,726
GoTo Gojek Tokopedia Tbk PT(a)	2,716,496,700	12,295,884
Mitra Adiperkasa Tbk PT	39,146,200	4,782,287

		19,076,897

Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	34,648,600	2,447,340
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—

		2,447,340

Chemicals — 1.6%
Barito Pacific Tbk PT	111,571,252	6,935,084
Surya Esa Perkasa Tbk PT	28,188,900	923,785

		7,858,869

Construction & Engineering — 0.1%
Waskita Karya Persero Tbk PT(a)(b)	61,414,619	631,537

Construction Materials — 1.9%
Berkah Beton Sadaya Tbk PT(a)	64,732,500	205,958
Indocement Tunggal Prakarsa Tbk PT	6,100,644	3,522,662
Semen Indonesia Persero Tbk PT	14,390,241	5,589,943

		9,318,563

Consumer Finance — 0.5%
BFI Finance Indonesia Tbk PT	27,938,900	2,453,432

Consumer Staples Distribution & Retail — 2.3%
Midi Utama Indonesia Tbk PT, NVS	34,548,500	936,536
Sumber Alfaria Trijaya Tbk PT	60,677,300	10,618,045

		11,554,581

Diversified Telecommunication Services — 5.1%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	68,662,200	4,026,309
Telkom Indonesia Persero Tbk PT	84,994,690	21,665,939

		25,692,248

Electronic Equipment, Instruments & Components — 0.2%
Metrodata Electronics Tbk PT	23,443,900	872,713

Food Products — 5.4%
Astra Agro Lestari Tbk PT	990,300	422,443
Charoen Pokphand Indonesia Tbk PT	28,121,125	8,670,301
Indofood CBP Sukses Makmur Tbk PT	9,517,654	7,017,207
Indofood Sukses Makmur Tbk PT	17,308,530	7,296,787
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—

Security	Shares	Value

Food Products (continued)
Japfa Comfeed Indonesia Tbk PT	23,389,100	$1,711,579
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,337,500	1,202,152
Sawit Sumbermas Sarana Tbk PT	12,784,700	923,362

		27,243,831

Gas Utilities — 0.7%
Perusahaan Gas Negara Tbk PT	50,848,707	3,527,625

Health Care Providers & Services — 0.5%
Medikaloka Hermina Tbk PT	21,675,400	1,744,790
Metro Healthcare Indonesia TBK PT(a)	77,734,500	727,138

		2,471,928

Household Products — 1.0%
Unilever Indonesia Tbk PT	29,542,320	5,132,073

Industrial Conglomerates — 3.6%
Astra International Tbk PT	54,733,430	18,220,659

Insurance — 0.3%
Panin Financial Tbk PT(a)	104,525,978	1,730,674

Marine Transportation — 0.4%
Transcoal Pacific Tbk PT	3,606,600	1,808,195

Media — 0.6%
Elang Mahkota Teknologi Tbk PT	46,113,800	1,379,798
Media Nusantara Citra Tbk PT	32,020,300	664,246
Surya Citra Media Tbk PT	117,524,000	1,115,429

		3,159,473

Metals & Mining — 4.5%
Amman Mineral Internasional PT(a)	21,195,884	11,456,546
Aneka Tambang Tbk	38,092,354	3,537,847
Bumi Resources Minerals Tbk PT(a)	202,359,100	1,854,261
Merdeka Copper Gold Tbk PT(a)	40,999,406	5,896,840

		22,745,494

Oil, Gas & Consumable Fuels — 6.3%
Adaro Energy Indonesia Tbk PT	55,656,339	8,577,783
AKR Corporindo Tbk PT	41,542,900	4,493,982
Bukit Asam Tbk PT	19,336,400	3,148,310
Bumi Resources Tbk PT(a)	392,186,500	2,171,189
Energi Mega Persada Tbk PT, NVS(a)	59,569,900	765,709
Harum Energy Tbk PT(a)	11,348,200	904,148
Indika Energy Tbk PT	8,264,200	715,197
Indo Tambangraya Megah Tbk PT	2,094,300	3,490,514
Medco Energi Internasional Tbk PT	41,549,086	3,454,919
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
United Tractors Tbk PT	2,579,296	3,862,997

		31,584,748

Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Tbk PT	10,764,500	5,982,652
Pabrik Kertas Tjiwi Kimia Tbk PT	5,344,300	2,329,523

		8,312,175

Personal Care Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	41,152,737	1,610,495

Pharmaceuticals — 1.5%
Kalbe Farma Tbk PT	78,338,185	7,416,212

Real Estate Management & Development — 2.3%
Bumi Serpong Damai Tbk PT(a)	37,928,622	2,446,553
Ciputra Development Tbk PT	49,284,713	3,982,920

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Hanson International Tbk PT(a)(b)	372,896,535	$—
Lippo Karawaci Tbk PT(a)	160,641,442	766,663
Pakuwon Jati Tbk PT	94,174,677	2,433,021
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT	56,464,186	1,974,135

		11,603,292

Specialty Retail — 1.2%
Ace Hardware Indonesia Tbk PT	36,649,379	1,947,652
Erajaya Swasembada Tbk PT	55,809,600	1,683,344
Map Aktif Adiperkasa PT	35,089,300	2,456,139

		6,087,135

Transportation Infrastructure — 1.0%
Astrindo Nusantara Infrastructure Tbk PT(a)	165,270,300	862,371
Jasa Marga Persero Tbk PT	11,588,008	4,002,559

		4,864,930

Wireless Telecommunication Services — 1.1%
Smartfren Telecom Tbk PT(a)	597,155,700	2,013,952
XL Axiata Tbk PT	23,128,700	3,502,787

		5,516,739

Total Long-Term Investments — 99.8% (Cost: $593,805,141)		500,834,793

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	320,000	$320,000

Total Short-Term Securities — 0.1% (Cost: $320,000)		320,000

Total Investments — 99.9% (Cost: $594,125,141)		501,154,793

Other Assets Less Liabilities — 0.1%		571,208

Net Assets — 100.0%		$501,726,001

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$—	$(130,000	)(a)	$—	$—	$320,000	320,000	$9,900	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	03/15/24	$153	$598

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Indonesia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$598	$—	$—	$—	$598

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(53,282)	$—	$—	$—	$(53,282)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$7,068	$—	$—	$—	$7,068

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$298,358

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$76,434,196	$423,769,060	$631,537	$500,834,793
Short-Term Securities
Money Market Funds	320,000	—	—	320,000

	$76,754,196	$423,769,060	$631,537	$501,154,793

Derivative Financial Instruments(a)
Assets
Equity Contracts	$598	$—	$—	$598

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Peru and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.5%
Banco BBVA Peru SA	4,449,005	$2,034,597
Banco de Credito del Peru SA, Class C	279,943	227,924
Credicorp Ltd.	126,032	21,536,348
Intercorp Financial Services Inc.	61,869	1,689,024

		25,487,893

Broadline Retail — 2.5%
Falabella SA(a)	948,745	2,406,302

Construction Materials — 2.2%
Cementos Pacasmayo SAA	1,790,135	2,105,791

Consumer Staples Distribution & Retail — 2.8%
InRetail Peru Corp.(b)	76,253	2,729,857

Diversified Consumer Services — 2.5%
Laureate Education Inc., Class A	179,643	2,409,013

Electric Utilities — 2.4%
Interconexion Electrica SA ESP	539,226	2,297,034

Food Products — 5.4%
Alicorp SAA	2,303,911	4,068,287
Casa Grande SAA	374,827	1,109,732

		5,178,019

Metals & Mining — 47.2%
Cia. de Minas Buenaventura SAA, ADR	285,401	4,309,555
Corp. Aceros Arequipa SA, NVS	2,182,547	663,485
Fortuna Silver Mines Inc.(a)	815,664	2,217,736
Hochschild Mining PLC(a)	2,270,422	2,651,875
MMG Ltd.(a)	9,224,000	2,469,287
Pan American Silver Corp.	177,637	2,204,183
Sociedad Minera Cerro Verde SAA	103,402	4,033,712
Southern Copper Corp.	258,291	20,885,410
Triple Flag Precious Metals Corp.	176,949	2,243,888

Security	Shares	Value

Metals & Mining (continued)
Volcan Cia. Minera SAA, Class B, NVS(a)	19,395,932	$1,666,339
Wheaton Precious Metals Corp.	52,495	2,163,390

		45,508,860

Real Estate Management & Development — 2.4%
Parque Arauco SA	1,434,263	2,287,849

Trading Companies & Distributors — 3.2%
Ferreycorp SAA	3,881,498	3,129,454

Wireless Telecommunication Services — 2.2%
Empresa Nacional de Telecomunicaciones SA	637,752	2,076,922

Total Long-Term Investments — 99.3% (Cost: $104,184,846)		95,616,994

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	360,000	360,000

Total Short-Term Securities — 0.4% (Cost: $360,000)		360,000

Total Investments — 99.7% (Cost: $104,544,846)		95,976,994

Other Assets Less Liabilities — 0.3%		331,050

Net Assets — 100.0%		$96,308,044

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$—	$(90,000	)(a)	$—	$—	$360,000	360,000	$7,898	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	11	03/15/24	$559	$3,241

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Peru and Global Exposure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,241	$—	$—	$—	$3,241

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(5,267)	$—	$—	$—	$(5,267)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$13,728	$—	$—	$—	$13,728

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$625,105

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$88,089,530	$7,527,464	$—	$95,616,994
Short-Term Securities
Money Market Funds	360,000	—	—	360,000

	$88,449,530	$7,527,464	$—	$95,976,994

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,241	$—	$—	$3,241

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 21.1%
Bank of the Philippine Islands	2,625,345	$5,845,394
BDO Unibank Inc.	4,747,898	12,934,716
Metropolitan Bank & Trust Co.	4,761,054	5,251,096
Security Bank Corp.	1,537,650	1,942,064

		25,973,270

Chemicals — 1.1%
D&L Industries Inc.	11,142,600	1,339,927

Consumer Staples Distribution & Retail — 2.4%
Puregold Price Club Inc.	3,798,360	1,858,132
Robinsons Retail Holdings Inc.	1,692,400	1,128,969

		2,987,101

Diversified Telecommunication Services — 1.2%
Converge Information and Communications Technology Solutions Inc.(a)	9,628,100	1,542,169

Electric Utilities — 5.4%
Manila Electric Co.	743,910	5,160,987
Synergy Grid & Development Phils Inc.	9,283,900	1,486,349

		6,647,336

Food Products — 4.0%
Century Pacific Food Inc.	4,152,100	2,474,346
Universal Robina Corp.	1,158,388	2,411,516

		4,885,862

Hotels, Restaurants & Leisure — 6.9%
Bloomberry Resorts Corp.(a)	14,121,665	2,818,555
Jollibee Foods Corp.	1,168,961	5,693,525

		8,512,080

Independent Power and Renewable Electricity Producers — 1.0%
SP New Energy Corp., NVS	60,551,000	1,184,846

Industrial Conglomerates — 23.6%
Aboitiz Equity Ventures Inc.	4,712,517	4,444,322
Alliance Global Group Inc.	10,020,639	1,839,598
Ayala Corp.	460,448	5,556,821
DMCI Holdings Inc.	10,071,900	1,963,676
GT Capital Holdings Inc.	285,026	3,564,409
JG Summit Holdings Inc.	3,571,561	2,604,892
LT Group Inc.	9,374,200	1,584,184
SM Investments Corp.	454,416	7,603,843

		29,161,745

Security	Shares	Value

Office REITs — 0.2%
AREIT Inc	486,300	$301,910

Oil, Gas & Consumable Fuels — 1.5%
Semirara Mining & Power Corp., Class A	3,272,500	1,880,312

Passenger Airlines — 0.2%
Cebu Air Inc.(a)	486,240	281,979

Real Estate Management & Development — 17.0%
Ayala Land Inc.	12,590,950	7,847,486
Megaworld Corp.	43,149,960	1,482,621
Robinsons Land Corp.	1,112,606	324,055
SM Prime Holdings Inc.	20,049,735	11,270,508

		20,924,670

Specialty Retail — 1.6%
Wilcon Depot Inc.	5,129,100	1,970,801

Transportation Infrastructure — 7.5%
International Container Terminal Services Inc.	1,804,293	9,259,326

Water Utilities — 1.3%
Manila Water Co. Inc.	4,513,129	1,560,709

Wireless Telecommunication Services — 3.8%
PLDT Inc.	202,754	4,731,058

Total Long-Term Investments — 99.8% (Cost: $146,063,237)		123,145,101

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	160,000	160,000

Total Short-Term Securities — 0.1% (Cost: $160,000)		160,000

Total Investments — 99.9% (Cost: $146,223,237)		123,305,101

Other Assets Less Liabilities — 0.1%		68,172

Net Assets — 100.0%		$123,373,273

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$100,000	(a)	$—	$—	$—	$160,000	160,000	$2,941	$—

(a)	Represents net amount purchased (sold).

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Philippines ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	03/15/24	$153	$24

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$24	$—	$—	$—	$24

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(48,782)	$—	$—	$—	$(48,782)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,567	$—	$—	$—	$1,567

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$125,615

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$53,910,678	$69,234,423	$—	$123,145,101
Short-Term Securities
Money Market Funds	160,000	—	—	160,000

	$54,070,678	$69,234,423	$—	$123,305,101

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Philippines ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$24	$—	$—	$24

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 35.8%
Alior Bank SA(a)	245,189	$5,889,948
Bank Millennium SA(a)	2,202,130	5,510,012
Bank Polska Kasa Opieki SA	553,321	23,999,407
mBank SA(a)	50,436	8,788,370
Powszechna Kasa Oszczednosci Bank Polski SA	2,648,993	36,914,780
Santander Bank Polska SA	89,462	12,337,511

		93,440,028

Broadline Retail — 5.6%
Allegro.eu SA (a)(b)(c)	1,431,167	11,565,853
Pepco Group NV(a)	623,647	3,129,692

		14,695,545

Capital Markets — 1.7%
Warsaw Stock Exchange	159,418	1,759,092
XTB SA(b)(c)	215,058	2,597,004

		4,356,096

Chemicals — 0.6%
Grupa Azoty SA(a)(c)	271,610	1,533,126

Construction & Engineering — 3.1%
Budimex SA	43,699	7,988,848

Consumer Finance — 2.4%
KRUK SA	60,505	6,379,695

Consumer Staples Distribution & Retail — 5.3%
Dino Polska SA(a)(b)(c)	101,994	11,868,192
Eurocash SA	434,203	1,835,628

		13,703,820

Diversified Telecommunication Services — 1.9%
Orange Polska SA	2,390,206	4,891,928

Electric Utilities — 4.8%
Enea SA(a)	1,132,206	2,772,842
PGE Polska Grupa Energetyczna SA(a)	3,106,354	6,207,875
Tauron Polska Energia SA(a)	3,934,297	3,568,918

		12,549,635

Entertainment — 2.3%
CD Projekt SA	219,814	6,041,322

Hotels, Restaurants & Leisure — 0.8%
AmRest Holdings SE(a)	339,275	2,126,198

Insurance — 8.6%
Powszechny Zaklad Ubezpieczen SA	1,822,825	22,430,265

Media — 1.1%
Cyfrowy Polsat SA(a)	986,166	2,896,161

Security	Shares	Value

Metals & Mining — 6.9%
Grupa Kety SA	28,053	$4,954,396
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	238,667	2,466,704
KGHM Polska Miedz SA	394,622	10,665,691

		18,086,791

Oil, Gas & Consumable Fuels — 10.5%
ORLEN SA	1,755,430	27,267,662

Software — 2.2%
Asseco Poland SA	205,203	3,853,584
Text SA	76,450	1,830,313

		5,683,897

Specialty Retail — 0.3%
Auto Partner SA	123,468	814,751

Textiles, Apparel & Luxury Goods — 6.0%
CCC SA(a)	174,620	3,328,542
LPP SA	2,723	12,233,758

		15,562,300

Total Long-Term Investments — 99.9% (Cost: $279,407,388)		260,448,068

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	18,903,632	18,913,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	3,640,000	3,640,000

Total Short-Term Securities — 8.7% (Cost: $22,554,514)		22,553,084

Total Investments — 108.6% (Cost: $301,961,902)		283,001,152

Liabilities in Excess of Other Assets — (8.6)%		(22,365,717)

Net Assets — 100.0%		$260,635,435

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$55,822	$18,856,894	(a)	$—	$1,798	$(1,430)	$18,913,084	18,903,632	$18,536	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,780,000	860,000	(a)	—	—	—	3,640,000	3,640,000	74,070		—

					$1,798	$(1,430)	$22,553,084		$92,606		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
WIG20 Index	26	03/15/24	$315	$5,836

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,836	$—	$—	$—	$5,836

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$42,534	$—	$—	$—	$42,534

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$44,312	$—	$—	$—	$44,312

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$626,587

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$25,464,674	$234,983,394	$—	$260,448,068
Short-Term Securities
Money Market Funds	22,553,084	—	—	22,553,084

	$48,017,758	$234,983,394	$—	$283,001,152

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,836	$—	$5,836

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
Gulf Warehousing Co.	638,021	$549,925

Banks — 53.3%
Commercial Bank PSQC (The)	2,620,351	3,634,396
Doha Bank QPSC	2,599,478	1,175,356
Dukhan Bank	2,025,413	2,313,383
Lesha Bank LLC(a)	1,484,655	540,731
Masraf Al Rayan QSC	5,369,139	3,729,422
Qatar International Islamic Bank QSC	1,124,255	3,517,825
Qatar Islamic Bank SAQ	1,919,685	10,607,885
Qatar National Bank QPSC	4,433,905	18,518,682

		44,037,680

Chemicals — 3.7%
Mesaieed Petrochemical Holding Co. QSC	5,876,486	3,045,813

Construction & Engineering — 0.6%
Estithmar Holding QPSC(a)	893,110	484,947

Construction Materials — 1.4%
Qatar National Cement Co. QSC	618,681	643,956
Qatari Investors Group QSC	944,828	491,615

		1,135,571

Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	187,896	667,800

Diversified Telecommunication Services — 3.7%
Ooredoo QPSC	979,221	3,053,268

Energy Equipment & Services — 1.3%
Gulf International Services QSC	1,370,558	1,079,497

Financial Services — 0.5%
Salam International Investment Ltd. QSC(a)	2,345,036	430,814

Food Products — 0.6%
Baladna(a)	1,489,023	521,138

Health Care Providers & Services — 0.6%
Medicare Group	403,483	511,864

Industrial Conglomerates — 8.1%
Aamal Co.	3,313,801	717,857
Industries Qatar QSC	1,597,368	5,655,861
Mannai Corp. QSC	304,619	348,852

		6,722,570

Security	Shares	Value

Insurance — 2.0%
Qatar Insurance Co. SAQ(a)	2,514,801	$1,605,601

Marine Transportation — 3.9%
Qatar Navigation QSC	1,071,849	3,233,330

Metals & Mining — 1.6%
Qatar Aluminum Manufacturing Co.	3,780,592	1,317,478

Multi-Utilities — 3.1%
Qatar Electricity & Water Co. QSC	546,214	2,590,149

Oil, Gas & Consumable Fuels — 7.5%
Qatar Fuel QSC	699,988	2,870,287
Qatar Gas Transport Co. Ltd.	3,018,716	3,309,546

		6,179,833

Real Estate Management & Development — 4.9%
Barwa Real Estate Co.	2,702,780	2,267,717
Ezdan Holding Group QSC(a)	2,633,887	624,400
Mazaya Real Estate Development QPSC(a)	1,957,142	383,402
United Development Co. QSC	2,731,011	775,516

		4,051,035

Wireless Telecommunication Services — 1.4%
Vodafone Qatar QSC	2,399,880	1,138,569

Total Long-Term Investments — 99.7% (Cost: $68,799,357)		82,356,882

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	500,000	500,000

Total Short-Term Securities — 0.6% (Cost: $500,000)		500,000

Total Investments — 100.3% (Cost: $69,299,357)		82,856,882

Liabilities in Excess of Other Assets — (0.3)%		(240,094)

Net Assets — 100.0%		$82,616,788

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$500,000	(a)	$—	$—	$—	$500,000	500,000	$1,838	$—

(a)	Represents net amount purchased (sold).

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Qatar ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	5	03/15/24	$254	$(3,801)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,801	$—	$—	$—	$3,801

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$784	$—	$—	$—	$784

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,669)	$—	$—	$—	$(3,669)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,778

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$45,678,760	$36,678,122	$—	$82,356,882
Short-Term Securities
Money Market Funds	500,000	—	—	500,000

	$46,178,760	$36,678,122	$—	$82,856,882

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,801)	$—	$—	$(3,801)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 38.5%
Al Rajhi Bank	4,735,337	$112,455,791
Alinma Bank	2,469,421	28,984,155
Arab National Bank	1,671,600	12,429,101
Bank AlBilad	1,288,870	17,010,937
Bank Al-Jazira(a)	1,221,449	6,344,679
Banque Saudi Fransi	1,532,474	15,581,581
Riyad Bank	3,557,997	29,538,842
Saudi Awwal Bank	2,366,760	26,061,329
Saudi Investment Bank (The)	552,373	2,386,627
Saudi National Bank (The)	7,102,534	80,267,346

		331,060,388

Building Products — 0.2%
Bawan Co.	45,351	610,509
Saudi Ceramic Co.	178,862	1,477,085

		2,087,594

Capital Markets — 0.4%
Saudi Tadawul Group Holding Co.	49,454	3,192,724

Chemicals — 10.7%
Advanced Petrochemical Co.	407,910	4,153,389
Alujain Corp.(a)	81,651	919,489
Methanol Chemicals Co.(a)	78,645	364,376
National Industrialization Co.(a)	1,112,293	3,916,059
SABIC Agri-Nutrients Co.	472,804	15,806,705
Sahara International Petrochemical Co.	986,297	8,059,432
Saudi Aramco Base Oil Co.	27,124	1,216,755
Saudi Basic Industries Corp.	2,167,110	45,528,825
Saudi Industrial Investment Group	841,417	4,651,574
Saudi Kayan Petrochemical Co.(a)	1,163,383	2,993,533
Yanbu National Petrochemical Co.	428,046	4,271,761

		91,881,898

Commercial Services & Supplies — 0.6%
Catrion Catering Holding Co.	136,554	4,864,575

Construction Materials — 2.5%
Arabian Cement Co./Saudi Arabia	208,410	1,825,042
City Cement Co.	277,047	1,412,233
Eastern Province Cement Co.	179,405	1,716,511
Najran Cement Co.	399,321	1,103,260
Northern Region Cement Co.	450,997	1,207,422
Qassim Cement Co. (The)	159,669	2,533,212
Saudi Cement Co.	260,533	3,244,245
Southern Province Cement Co.	224,541	2,391,919
Yamama Cement Co.	364,840	3,510,730
Yanbu Cement Co.	280,961	2,359,884

		21,304,458

Consumer Finance — 0.0%
Nayifat Finance Co.(a)	82,995	317,168

Consumer Staples Distribution & Retail — 0.9%
Abdullah Al Othaim Markets Co.	1,371,633	4,881,839
Al-Dawaa Medical Services Co.	18,023	550,798
Almunajem Foods Co.	25,764	721,641
BinDawood Holding Co.	258,595	492,657
Nahdi Medical Co.	28,614	1,083,430

		7,730,365

Diversified Consumer Services — 0.3%
Ataa Educational Co.	34,850	732,389
National Co. for Learning & Education	35,892	1,619,317

		2,351,706

Security	Shares	Value

Diversified REITs — 0.2%
Al Rajhi REIT	153,235	$367,735
Jadwa REIT Saudi Fund	379,517	1,325,673
Riyad REIT Fund	152,310	354,549

		2,047,957

Diversified Telecommunication Services — 5.8%
Saudi Telecom Co.	4,438,388	50,240,743

Electric Utilities — 1.4%
Saudi Electricity Co.	2,221,301	11,857,446

Electrical Equipment — 0.1%
Electrical Industries Co.	716,265	804,063

Energy Equipment & Services — 0.0%
Ades Holding Co.(a)	68,360	364,557

Financial Services — 0.1%
Amlak International Finance Co.	93,955	354,608
SHL Finance Co.	69,181	318,760

		673,368

Food Products — 4.0%
Al Jouf Agricultural Development Co.	37,416	540,743
Almarai Co. JSC	667,160	10,460,232
First Milling Co., NVS	15,427	336,049
Halwani Brothers Co.(a)	33,379	495,889
National Agriculture Development Co. (The)(a)	537,875	4,748,482
Saudia Dairy & Foodstuff Co.	52,073	5,277,695
Savola Group (The)	736,449	10,407,647
Sinad Holding Co.(a)	339,098	1,265,865
Tanmiah Food Co.	13,187	468,609

		34,001,211

Gas Utilities — 0.4%
National Gas & Industrialization Co.	160,262	3,663,500

Ground Transportation — 0.7%
Lumi Rental Co.(a)	2,915	91,096
Saudi Public Transport Co.(a)	301,860	1,670,963
Theeb Rent A Car Co.	29,569	583,037
United International Transportation Co.	148,512	3,500,089

		5,845,185

Health Care Providers & Services — 5.4%
Al Hammadi Holding	265,044	4,728,096
Dallah Healthcare Co.	110,246	5,514,799
Dr Sulaiman Al Habib Medical Services Group Co.	166,228	14,637,983
Middle East Healthcare Co.(a)	151,626	4,916,332
Mouwasat Medical Services Co.	274,724	9,053,476
National Medical Care Co.	83,456	4,478,515
Saudi Chemical Co. Holding	1,939,511	2,769,911

		46,099,112

Hotels, Restaurants & Leisure — 1.4%
Alamar Foods, NVS	13,627	391,699
Herfy Food Services Co.	103,234	1,008,043
Jahez International Co., NVS	49,206	468,054
Leejam Sports Co. JSC	87,862	5,046,390
Seera Group Holding(a)	532,575	4,743,089

		11,657,275

Independent Power and Renewable Electricity Producers — 1.4%
ACWA Power Co.	168,717	11,878,461

Industrial Conglomerates — 0.3%
Astra Industrial Group	50,655	2,282,669

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 3.0%
Al Rajhi Co. for Co-operative Insurance(a)	162,849	$3,684,972
Bupa Arabia for Cooperative Insurance Co.	201,839	12,349,576
Co. for Cooperative Insurance (The)	213,193	9,209,201
Saudi Reinsurance Co.(a)	56,684	392,978

		25,636,727

IT Services — 1.8%
Al Moammar Information Systems Co.	21,470	833,582
Arabian Internet & Communications Services Co.	16,504	1,616,363
Elm Co.	43,281	12,207,779
Perfect Presentation For Commercial Services Co., NVS(a)	69,441	648,064

		15,305,788

Media — 1.0%
Arabian Contracting Services Co.	17,707	1,239,863
Saudi Research & Media Group(a)	112,187	7,408,639

		8,648,502

Metals & Mining — 4.5%
Al Masane Al Kobra Mining Co.	24,045	375,072
East Pipes Integrated Co. for Industry, NVS	20,744	663,755
Saudi Arabian Mining Co.(a)	2,831,508	37,573,762
Saudi Steel Pipe Co.(a)	37,810	495,524

		39,108,113

Multi-Utilities — 0.0%
Power & Water Utility Co. for Jubail & Yanbu	18,371	372,717

Oil, Gas & Consumable Fuels — 7.1%
Aldrees Petroleum and Transport Services Co.	123,382	5,939,550
Rabigh Refining & Petrochemical Co.(a)	67,542	149,001
Saudi Arabia Refineries Co.	16,715	412,270
Saudi Arabian Oil Co.(b)	6,405,348	54,156,395

		60,657,216

Paper & Forest Products — 0.1%
Middle East Paper Co.	56,616	667,433

Pharmaceuticals — 0.3%
Jamjoom Pharmaceuticals Factory Co., NVS	9,792	376,782
Saudi Pharmaceutical Industries & Medical
Appliances Corp.(a)	234,927	2,397,628

		2,774,410

Professional Services — 0.2%
Maharah Human Resources Co.	948,379	1,854,516

Real Estate Management & Development — 1.8%
Alandalus Property Co.	52,671	346,899
Arriyadh Development Co.	373,295	2,352,762
Dar Al Arkan Real Estate Development Co.(a)	1,513,780	5,641,660
Emaar Economic City(a)	1,409,164	3,063,526
Retal Urban Development Co., NVS	148,573	378,336

Security	Shares	Value

Real Estate Management & Development (continued)
Saudi Real Estate Co.(a)	664,334	$3,555,929
Sumou Real Estate Co., NVS	25,788	378,881

		15,717,993

Specialty Retail — 1.7%
AlSaif Stores For Development & Investment Co.	167,062	455,454
Fawaz Abdulaziz Al Hokair & Co.(a)	165,691	792,602
Jarir Marketing Co.	1,710,038	7,107,799
Saudi Automotive Services Co.	55,798	1,404,736
Saudi Co. For Hardware CJSC(a)	87,353	930,482
United Electronics Co.	146,803	3,742,243

		14,433,316

Textiles, Apparel & Luxury Goods — 0.0%
Alaseel Co.	244,352	308,893

Transportation Infrastructure — 0.5%
Saudi Ground Services Co.(a)	327,496	3,615,267
Sustained Infrastructure Holding Co.	96,230	801,852

		4,417,119

Water Utilities — 0.2%
AlKhorayef Water & Power Technologies Co.(a)	20,812	1,346,290

Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.	997,106	14,702,814
Mobile Telecommunications Co. Saudi Arabia	1,366,336	5,428,474

		20,131,288

Total Long-Term Investments — 99.8% (Cost: $552,517,811)		857,586,744

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	870,000	870,000

Total Short-Term Securities — 0.1% (Cost: $870,000)		870,000

Total Investments — 99.9% (Cost: $553,387,811)		858,456,744

Other Assets Less Liabilities — 0.1%		1,081,907

Net Assets — 100.0%		$ 859,538,651

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Saudi Arabia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$870,000	(a)	$—	$—	$—	$870,000	870,000	$43,122	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	29	03/15/24	$1,474	$20,507

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$20,507	$—	$—	$—	$20,507

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(175,161)	$—	$—	$—	$(175,161)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$53,363	$—	$—	$—	$53,363

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,304,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Saudi Arabia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$113,185,118	$744,401,626	$—	$857,586,744
Short-Term Securities
Money Market Funds	870,000	—	—	870,000

	$114,055,118	$744,401,626	$—	$858,456,744

Derivative Financial Instruments(a)
Assets
Equity Contracts	$20,507	$—	$—	$20,507

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.6%
Abu Dhabi Aviation Co., NVS	142,667	$264,130
Aramex PJSC	538,155	356,040

		620,170

Banks — 34.9%
Abu Dhabi Commercial Bank PJSC	749,039	1,747,714
Abu Dhabi Islamic Bank PJSC	581,630	1,779,910
Ajman Bank PJSC(a)	729,942	357,722
Dubai Islamic Bank PJSC	1,004,120	1,760,583
Emirates NBD Bank PJSC	355,895	1,773,201
First Abu Dhabi Bank PJSC	1,547,238	5,747,942
Sharjah Islamic Bank	764,294	457,792

		13,624,864

Building Products — 0.9%
Ras Al Khaimah Ceramics	448,543	354,150

Capital Markets — 1.9%
Dubai Financial Market PJSC	1,038,617	374,084
Investcorp Capital PLC, NVS	533,034	287,346
SHUAA Capital PSC(a)	1,859,319	71,997

		733,427

Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	8

		15

Diversified Consumer Services — 0.7%
Taaleem Holdings PJSC, NVS	253,641	255,509

Diversified Telecommunication Services — 16.4%
AL Yah Satellite Communications Co-PJSC-Yah Sat	633,381	388,001
Emirates Telecommunications Group Co. PJSC	1,221,133	6,017,643

		6,405,644

Financial Services — 2.2%
Al Waha Capital PJSC	789,790	367,699
Amanat Holdings PJSC	1,062,342	295,019
Amlak Finance PJSC(a)	901,683	193,939
Gulf General Investment Co.(a)(b)	7,295,803	20

		856,677

Food Products — 0.9%
Agthia Group PJSC	248,703	356,651

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	1

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.7%
Americana Restaurants International PLC	1,128,650	$1,053,995

Industrial Conglomerates — 6.5%
Dubai Investments PJSC	1,063,703	677,674
Multiply Group PJSC(a)	1,699,276	1,050,919
Q Holding PJSC(a)	968,388	785,689

		2,514,282

Marine Transportation — 1.0%
Gulf Navigation Holding PJSC(a)	235,222	396,673

Oil, Gas & Consumable Fuels — 1.3%
Dana Gas PJSC	3,047,524	524,384

Passenger Airlines — 2.2%
Air Arabia PJSC	1,098,612	856,116

Real Estate Management & Development — 21.0%
Aldar Properties PJSC	1,278,456	1,924,846
Deyaar Development PJSC(a)	120,541	23,795
Emaar Development PJSC	179,917	387,466
Emaar Properties PJSC	2,293,397	5,070,144
Eshraq Investments PJSC(a)	2,068,080	157,723
RAK Properties PJSC(a)	937,244	339,382
Union Properties PJSC(a)	2,795,864	267,315

		8,170,671

Specialty Retail — 3.3%
Abu Dhabi National Oil Co. for Distribution PJSC	1,364,110	1,299,878

Water Utilities — 2.4%
Emirates Central Cooling Systems Corp.	1,123,802	501,786
National Central Cooling Co. PJSC	446,615	423,770

		925,556

Total Investments — 99.9% (Cost: $37,365,970)		38,948,663

Other Assets Less Liabilities — 0.1%		55,392

Net Assets — 100.0%		$39,004,055

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$30,000	$—	$(30,000	)(b)	$—	$—	$—	—	$886	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI UAE ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$29,221,642	$9,726,985	$36	$38,948,663

See notes to financial statements.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$245,925,251	$5,199,857,557	$51,857,463	$500,834,793
Investments, at value — affiliated(c)	740,000	161,928,026	11,211,230	320,000
Cash	9,453	25,879	7,893	2,178
Cash pledged for futures contracts	135,000	950,000	19,000	5,000
Foreign currency, at value(d)	29,293	45,738,381	136,958	112,269
Receivables:
Investments sold	3,540,776	53,352,249	11,007,174	21,047,207
Securities lending income — affiliated	—	99,729	34,582	—
Dividends — unaffiliated	724,151	254,185	45,612	84,752
Dividends — affiliated	1,898	13,380	97	1,134
Variation margin on futures contracts	—	—	620	31

Total assets	251,105,822	5,462,219,386	74,320,629	522,407,364

LIABILITIES
Collateral on securities loaned, at value	—	156,237,219	11,183,680	—
Payables:
Investments purchased	3,801,297	78,239,473	11,301,718	20,460,342
Capital shares redeemed	—	5,963,705	—	—
Investment advisory fees	111,938	2,430,701	23,186	221,021
Variation margin on futures contracts	26,944	203,568	—	—

Total liabilities	3,940,179	243,074,666	22,508,584	20,681,363

Commitments and contingent liabilities

NET ASSETS	$247,165,643	$5,219,144,720	$51,812,045	$501,726,001

NET ASSETS CONSIST OF
Paid-in capital	$312,953,306	$9,170,449,423	$117,686,596	$822,669,679
Accumulated loss	(65,787,663)	(3,951,304,703)	(65,874,551)	(320,943,678)

NET ASSETS	$247,165,643	$5,219,144,720	$51,812,045	$501,726,001

NET ASSETVALUE
Shares outstanding	17,500,000	133,000,000	2,200,000	22,400,000

Net asset value	$14.12	$39.24	$23.55	$22.40

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$214,099,255	$7,042,745,980	$66,901,110	$593,805,141
(b) Securities loaned, at value	$—	$144,644,148	$10,221,672	$—
(c) Investments, at cost — affiliated	$740,000	$161,870,712	$11,207,901	$320,000
(d) Foreign currency, at cost	$29,454	$45,758,065	$137,100	$112,829

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$95,616,994	$123,145,101	$260,448,068	$82,356,882
Investments, at value — affiliated(c)	360,000	160,000	22,553,084	500,000
Cash	2,566	5,140	4,693	7,683
Cash pledged for futures contracts	11,000	6,000	—	18,000
Foreign currency collateral pledged for futures contracts(d)	—	—	44,076	—
Foreign currency, at value(e)	139,141	27,703	795,705	151,185
Receivables:
Investments sold	5,660,114	4,970,105	2,519,931	2,911,823
Securities lending income — affiliated	—	—	4,877	—
Capital shares sold	—	114,094	—	—
Dividends — unaffiliated	—	—	76	80,625
Dividends — affiliated	749	428	12,731	736
Tax reclaims	—	—	507,143	—
Variation margin on futures contracts	—	215	—	1,202

Total assets	101,790,564	128,428,786	286,890,384	86,028,136

LIABILITIES
Collateral on securities loaned, at value	—	—	18,912,716	—
Payables:
Investments purchased	5,438,235	5,005,751	2,951,780	3,374,884
Investment advisory fees	44,274	49,762	115,452	36,464
IRS compliance fee for foreign withholding tax claims	—	—	4,071,668	—
Professional fees	—	—	192,092	—
Variation margin on futures contracts	11	—	11,241	—

Total liabilities	5,482,520	5,055,513	26,254,949	3,411,348

Commitments and contingent liabilities

NET ASSETS	$96,308,044	$123,373,273	$260,635,435	$82,616,788

NET ASSETS CONSIST OF
Paid-in capital	$286,361,847	$231,696,947	$434,233,743	$92,936,496
Accumulated loss	(190,053,803)	(108,323,674)	(173,598,308)	(10,319,708)

NET ASSETS	$96,308,044	$123,373,273	$260,635,435	$82,616,788

NET ASSETVALUE
Shares outstanding	2,750,000	4,500,000	11,150,000	4,550,000

Net asset value	$35.02	$27.42	$23.38	$18.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$104,184,846	$146,063,237	$279,407,388	$68,799,357
(b) Securities loaned, at value	$—	$—	$17,992,103	$—
(c) Investments, at cost — affiliated	$360,000	$160,000	$22,554,514	$500,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$43,577	$—
(e) Foreign currency, at cost	$140,728	$27,787	$797,672	$151,185

See notes to financial statements.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments, at value — unaffiliated(a)	$857,586,744	$38,948,663
Investments, at value — affiliated(b)	870,000	—
Cash	31,678	30,918
Cash pledged for futures contracts	43,000	—
Foreign currency, at value(c)	3,344	72
Receivables:
Investments sold	4,798,211	996,958
Dividends — unaffiliated	1,672,298	19,267
Dividends — affiliated	7,675	55
Variation margin on futures contracts	290	13

Total assets	865,013,240	39,995,946

LIABILITIES
Payables:
Investments purchased	4,981,682	974,735
Investment advisory fees	492,907	17,156

Total liabilities	5,474,589	991,891

Commitments and contingent liabilities

NET ASSETS	$859,538,651	$39,004,055

NET ASSETS CONSIST OF
Paid-in capital	$689,238,199	$80,312,597
Accumulated earnings (loss)	170,300,452	(41,308,542)

NET ASSETS	$859,538,651	$39,004,055

NET ASSET VALUE
Shares outstanding	19,200,000	2,700,000

Net asset value	$44.77	$14.45

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$552,517,811	$37,365,970
(b) Investments, at cost — affiliated	$870,000	$—
(c) Foreign currency, at cost	$3,344	$66

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF

INVESTMENT INCOME
Dividends — unaffiliated	$4,340,185	$30,265,737	$494,296	$3,171,702
Dividends — affiliated	9,924	183,889	1,813	9,900
Interest — unaffiliated	9,884	55,668	801	—
Securities lending income — affiliated — net	—	866,266	266,078	—
Foreign taxes withheld	(291,334)	(1,237,773)	(3,155)	(562,141)

Total investment income	4,068,659	30,133,787	759,833	2,619,461

EXPENSES
Investment advisory	701,595	18,339,020	165,941	1,275,529
Interest expense	3,080	11,557	653	37
Commitment costs	1,230	19,473	282	2,175

Total expenses	705,905	18,370,050	166,876	1,277,741

Net investment income	3,362,754	11,763,737	592,957	1,341,720

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,840,542)	(396,010,598)	(16,650,989)	(10,385,917)
Investments — affiliated	—	20,941	2,008	—
Foreign currency transactions	(38,184)	(3,992)	142	(28,431)
Futures contracts	141,284	(4,056,344)	(57,139)	(53,282)
In-kind redemptions — unaffiliated(a)	—	85,755,831	—	6,439,847

	(16,737,442)	(314,294,162)	(16,705,978)	(4,027,783)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,698,861	(455,293,342)	8,456,942	(10,451,706)
Investments — affiliated	—	(30,562)	55	—
Foreign currency translations	(4,902)	80,614	276	(1,141)
Futures contracts	(36,593)	(585,629)	—	7,068

	21,657,366	(455,828,919)	8,457,273	(10,445,779)

Net realized and unrealized gain (loss)	4,919,924	(770,123,081)	(8,248,705)	(14,473,562)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,282,678	$(758,359,344)	$(7,655,748)	$(13,131,842)

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

	iShares MSCI Peru and Global Exposure ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,278,628	$850,168	$2,638,425	$1,607,559
Dividends — affiliated	7,898	2,941	74,070	1,838
Interest — unaffiliated	—	—	1,210	—
Securities lending income — affiliated — net	—	—	18,536	—
Other income — unaffiliated	—	—	2,429,156	—
Foreign taxes withheld	(75,885)	(209,148)	(395,764)	—
Foreign withholding tax claims	—	—	168,746	—
IRS compliance fee for foreign withholding tax claims	—	—	(1,165,393)	—

Total investment income	1,210,641	643,961	3,768,986	1,609,397

EXPENSES
Investment advisory	281,099	283,539	683,968	215,787
Commitment costs	483	465	1,125	368
Professional	—	—	259,790	—
Interest expense	—	—	—	341

Total expenses	281,582	284,004	944,883	216,496

Net investment income	929,059	359,957	2,824,103	1,392,901

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,354,446)	(2,296,965)	(504,939)	(1,192,363)
Investments — affiliated	—	—	1,798	—
Foreign currency transactions	(30,019)	2,968	(138,899)	(3,041)
Futures contracts	(5,267)	(48,782)	42,534	784
In-kind redemptions — unaffiliated(a)	(1,898,266)	(201,157)	7,330,657	—

	(4,287,998)	(2,543,936)	6,731,151	(1,194,620)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,886,546	14,117,015	40,588,927	1,970,054
Investments — affiliated	—	—	(1,430)	—
Foreign currency translations	(1,393)	(423)	16,308	118
Futures contracts	13,728	1,567	44,312	(3,669)

	11,898,881	14,118,159	40,648,117	1,966,503

Net realized and unrealized gain	7,610,883	11,574,223	47,379,268	771,883

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,539,942	$11,934,180	$50,203,371	$2,164,784

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

INVESTMENT INCOME
Dividends — unaffiliated	$7,055,185	$97,715
Dividends — affiliated	43,122	886
Other income — unaffiliated	3,428	—
Foreign taxes withheld	(264,793)	—

Total investment income	6,836,942	98,601

EXPENSES
Investment advisory	2,983,755	110,087
Commitment costs	4,191	192
Interest expense	3,082	1,115

Total expenses	2,991,028	111,394

Net investment income (loss)	3,845,914	(12,793)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	13,780,607	(1,055,144)
Foreign currency transactions	(95,774)	(1,686)
Futures contracts	(175,161)	—

	13,509,672	(1,056,830)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	47,646,433	(503,766)
Foreign currency translations	1,010	—
Futures contracts	53,363	—

	47,700,806	(503,766)

Net realized and unrealized gain (loss)	61,210,478	(1,560,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,056,392	$(1,573,389)

See notes to financial statements.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Brazil Small-Cap ETF			iShares MSCI China ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.	$3,362,754		$2,973,001	$11,763,737		$137,247,479
Net realized loss		(16,737,442)	(8,691,862)	(314,294,162)		(403,575,257)
Net change in unrealized appreciation (depreciation)	21,657,366		2,355,411	(455,828,919)		(459,683,273)

Net increase (decrease) in net assets resulting from operations	8,282,678		(3,363,450)	(758,359,344)		(726,011,051)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,240,057	)(b)	(3,229,157)	(147,329,473	)(b)	(185,102,080)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	35,830,216		131,020,321	(1,403,418,137)		598,298,463

NET ASSETS
Total increase (decrease) in net assets	39,872,837		124,427,714	(2,309,106,954)		(312,814,668)
Beginning of period	207,292,806		82,865,092	7,528,251,674		7,841,066,342

End of period.	$247,165,643		$207,292,806	$5,219,144,720		$7,528,251,674

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares MSCI China Small-Cap ETF		iShares MSCI Indonesia ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$592,957	$1,941,729	$1,341,720		$15,505,479
Net realized loss	(16,705,978)	(12,287,920)	(4,027,783)		(32,301,301)
Net change in unrealized appreciation (depreciation)	8,457,273	(769,324)	(10,445,779)		8,642,869

Net decrease in net assets resulting from operations	(7,655,748)	(11,115,515)	(13,131,842)		(8,152,953)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,006,783)	(2,051,160)	(3,304,138	)(b)	(15,973,903)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	19,303,725	19,731,473		79,376,618

NET ASSETS
Total increase (decrease) in net assets	(9,662,531)	6,137,050	3,295,493		55,249,762
Beginning of period	61,474,576	55,337,526	498,430,508		443,180,746

End of period	$51,812,045	$61,474,576	$501,726,001		$498,430,508

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Peru and Global Exposure ETF			iShares MSCI Philippines ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$929,059		$4,843,913	$359,957		$1,847,468
Net realized loss	(4,287,998)		(9,652,823)	(2,543,936)		(12,131,236)
Net change in unrealized appreciation (depreciation)	11,898,881		37,682,418	14,118,159		2,855,980

Net increase (decrease) in net assets resulting from operations	8,539,942		32,873,508	11,934,180		(7,427,788)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,021,021	)(b)	(4,760,633)	(793,886	)(b)	(1,786,082)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,313,847)		(50,539,908)	19,158,631		(6,529,849)

NET ASSETS
Total increase (decrease) in net assets	(8,794,926)		(22,427,033)	30,298,925		(15,743,719)
Beginning of period	105,102,970		127,530,003	93,074,348		108,818,067

End of period	$96,308,044		$105,102,970	$123,373,273		$93,074,348

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares MSCI Poland ETF			iShares MSCI Qatar ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,824,103		$4,802,068	$1,392,901	$2,662,375
Net realized gain (loss)	6,731,151		1,924,881	(1,194,620)	1,532,812
Net change in unrealized appreciation (depreciation)	40,648,117		82,983,593	1,966,503	(20,733,507)

Net increase (decrease) in net assets resulting from operations	50,203,371		89,710,542	2,164,784	(16,538,320)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,613,178	)(b)	(3,006,382)	—	(3,190,299)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,318,365)		11,286,835	1,700,540	2,327,031

NET ASSETS
Total increase (decrease) in net assets	32,271,828		97,990,995	3,865,324	(17,401,588)
Beginning of period	228,363,607		130,372,612	78,751,464	96,153,052

End of period	$260,635,435		$228,363,607	$82,616,788	$78,751,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Saudi Arabia ETF		iShares MSCI UAE ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$3,845,914	$21,419,083	$(12,793)	$1,212,862
Net realized gain (loss)	13,509,672	860,242	(1,056,830)	(834,060)
Net change in unrealized appreciation (depreciation)	47,700,806	(98,987,685)	(503,766)	(1,820,127)

Net increase (decrease) in net assets resulting from operations	65,056,392	(76,708,360)	(1,573,389)	(1,441,325)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,994,512)	(20,626,572)	(235,765)	(1,124,629)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(159,310,671)	(74,480,593)	3,972,934	1,439,745

NET ASSETS
Total increase (decrease) in net assets	(104,248,791)	(171,815,525)	2,163,780	(1,126,209)
Beginning of period	963,787,442	1,135,602,967	36,840,275	37,966,484

End of period	$859,538,651	$963,787,442	$39,004,055	$36,840,275

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$13.82		$13.58		$17.42		$13.62		$16.92		$11.87

Net investment income(a)	0.20		0.39		0.46		0.37		0.23		0.50
Net realized and unrealized gain (loss)(b)	0.35		0.34		(3.71)		3.79		(3.30)		5.15

Net increase (decrease) from investment operations	0.55		0.73		(3.25)		4.16		(3.07)		5.65

Distributions from net investment income(c)	(0.25	)(d)		(0.49)	(0.59)			(0.36)	(0.23)			(0.60)

Net asset value, end of period	$14.12		$13.82		$13.58		$17.42		$13.62		$16.92

Total Return(e)

Based on net asset value	3.91	%(f)		5.95%	(18.61)%			30.34%	(18.40)%			48.35%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)		0.59%	0.58%			0.57%	0.59%			0.59%

Net investment income.	2.85	%(h)		2.97%	3.18%			2.26%	1.51%			3.26%

Supplemental Data
Net assets, end of period (000)	$247,166		$207,293		$82,865		$107,976		$97,375		$106,588

Portfolio turnover rate(i)	46	%(j)	50	%(j)	52	%(j)	40	%(j)	65	%(j)	47	%(j)

(a) (b) (c) (d) (e) (f) (g) (h) (i)

Based on average shares outstanding.

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Where applicable, assumes the reinvestment of distributions.

Not annualized.

Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Annualized.

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(j) Portfolio turnover rate excluding cash creations was as follows: .		5%		35%	32%			39%	26%			30%

See notes to financial statements.

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$45.03		$49.82	$70.90	$75.92	$56.43	$60.85

Net investment income(a)	0.08		0.83	1.01	0.74	0.90	0.95
Net realized and unrealized gain (loss)(b)		(4.88)	(4.48)	(21.30)	(4.98)	19.40	(4.49)

Net increase (decrease) from investment operations		(4.80)	(3.65)	(20.29)	(4.24)	20.30	(3.54)

Distributions from net investment income(c)	(0.99	)(d)	(1.14)	(0.79)	(0.78)	(0.81)	(0.88)

Net asset value, end of period	$39.24		$45.03	$49.82	$70.90	$75.92	$56.43

Total Return(e)

Based on net asset value	(10.66	)%(f)	(7.39)%	(28.80)%	(5.69)%	36.29%	(5.76)%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	0.38	%(h)	1.77%	1.75%	0.93%	1.43%	1.63%

Supplemental Data
Net assets, end of period (000)	$5,219,145		$7,528,252	$7,841,066	$6,182,469	$6,118,904	$3,588,927

Portfolio turnover rate(i)		3%	13%	8%	18%	16%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$27.94		$34.59	$53.83	$45.21	$38.46	$47.23

Net investment income(a)	0.27		0.97	1.44	1.50	1.46	1.39
Net realized and unrealized gain (loss)(b)		(3.75)	(6.62)	(18.32)	8.86	6.48	(7.78)

Net increase (decrease) from investment operations		(3.48)	(5.65)	(16.88)	10.36	7.94	(6.39)

Distributions from net investment income(c)		(0.91)	(1.00)	(2.36)	(1.74)	(1.19)	(2.38)

Net asset value, end of period	$23.55		$27.94	$34.59	$53.83	$45.21	$38.46

Total Return(d)

Based on net asset value	(12.56	)%(e)	(16.74)%	(32.33)%	23.33%	21.21%	(13.60)%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	2.12	%(g)	2.96%	3.31%	2.82%	3.70%	3.26%

Supplemental Data
Net assets, end of period (000)	$51,812		$61,475	$55,338	$88,821	$51,989	$19,230

Portfolio turnover rate(h)		37%	37%	64%	51%	39%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$23.08		$23.96	$21.33	$19.69	$25.22	$23.57

Net investment income(a)	0.07		0.73	0.59	0.27	0.36	0.41
Net realized and unrealized gain (loss)(b)		(0.57)	(0.90)	2.54	1.68	(5.66)	1.70

Net increase (decrease) from investment operations		(0.50)	(0.17)	3.13	1.95	(5.30)	2.11

Distributions from net investment income(c)	(0.18	)(d)	(0.71)	(0.50)	(0.31)	(0.23)	(0.46)

Net asset value, end of period	$22.40		$23.08	$23.96	$21.33	$19.69	$25.22

Total Return(e)

Based on net asset value	(2.16	)%(f)	(0.66)%	14.69%	9.88%	(21.04)%	9.00%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	0.62	%(h)	3.12%	2.52%	1.26%	1.65%	1.64%

Supplemental Data
Net assets, end of period (000)	$501,726		$498,431	$443,181	$351,958	$319,892	$402,185

Portfolio turnover rate(i)		7%	19%	16%	10%	13%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru and Global Exposure ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$32.34		$25.51	$27.00	$31.65	$34.11	$37.44

Net investment income(a)	0.31		1.19	1.34	0.79	0.69	0.85
Net realized and unrealized gain (loss)(b)	3.08		6.87	(1.08)	(5.00)	(2.34)	(3.36)

Net increase (decrease) from investment operations	3.39		8.06	0.26	(4.21)	(1.65)	(2.51)

Distributions from net investment income(c)	(0.71	)(d)	(1.23)	(1.75)	(0.44)	(0.81)	(0.82)

Net asset value, end of period	$35.02		$32.34	$25.51	$27.00	$31.65	$34.11

Total Return(e)

Based on net asset value	10.58	%(f)	32.09%	0.24%	(13.49)%	(4.78)%	(6.75)%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	1.96	%(h)	4.03%	4.36%	2.42%	2.15%	2.33%

Supplemental Data
Net assets, end of period (000)	$96,308		$105,103	$127,530	$95,862	$82,297	$163,738

Portfolio turnover rate(i)		13%	20%	24%	33%	26%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$24.49		$26.54	$30.50	$26.63	$34.45	$33.08

Net investment income(a)	0.10		0.42	0.39	0.26	0.17	0.28
Net realized and unrealized gain (loss)(b)	3.04		(2.04)	(3.90)	3.90	(7.80)	1.35

Net increase (decrease) from investment operations	3.14		(1.62)	(3.51)	4.16	(7.63)	1.63

Distributions from net investment income(c)	(0.21	)(d)	(0.43)	(0.45)	(0.29)	(0.19)	(0.26)

Net asset value, end of period	$27.42		$24.49	$26.54	$30.50	$26.63	$34.45

Total Return(e)

Based on net asset value	12.88	%(f)	(6.16)%	(11.65)%	15.57%	(22.16)%	4.93%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	0.75	%(h)	1.62%	1.28%	0.87%	0.57%	0.83%

Supplemental Data
Net assets, end of period (000)	$123,373		$93,074	$108,818	$125,043	$118,507	$217,028

Portfolio turnover rate(i)		10%	18%	13%	20%	16%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$19.19		$12.60	$23.10		$18.24		$20.68		$24.31

Net investment income(a)	0.25	(b)	0.39	0.51	(b)	0.16	(b)	0.17	(b)	0.65	(b)
Net realized and unrealized gain (loss)(c)	4.59		6.47		(10.65)	4.86			(1.95)		(3.93)

Net increase (decrease) from investment operations	4.84		6.86		(10.14)	5.02			(1.78)		(3.28)

Distributions from net investment income(d)	(0.65	)(e)	(0.27)		(0.36)		(0.16)		(0.66)		(0.35)

Net asset value, end of period	$23.38		$19.19	$12.60		$23.10		$18.24		$20.68

Total Return(f)

Based on net asset value	25.35	%(b)(g)	55.04%	(44.38	)%(b)	27.65	%(b)	(8.76	)%(b)	(13.64	)%(b)

Ratios to Average Net Assets(h)
Total expenses	0.71	%(i)(j)	0.59%		0.65%		0.61%		0.78%		0.61%

Total expenses excluding professional fees for foreign withholding tax claims	0.59	%(i)	0.59%		0.58%		0.57%		0.59%		0.59%

Net investment income	2.45	%(b)(i)	2.43%	2.72	%(b)	0.80	%(b)	0.93	%(b)	2.81	%(b)

Supplemental Data
Net assets, end of period (000)	$260,635		$228,364	$130,373		$284,146		$253,594		$260,578

Portfolio turnover rate(k)		6%	20%		11%		22%		15%		5%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024 and for the years ended August 31, 2022, August 31, 2021, August 31, 2020 and August 31, 2019, respectively:

• Net investment income per share by $(0.01), $0.15, $0.07, $0.28 and $0.05.
• Total return by (0.04)%, 0.76%, 0.38%, 1.40% and 0.21%.
• Ratio of net investment income to average net assets by (0.08)%, 0.78%, 0.34%, 1.54% and 0.22%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.82%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

70	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$17.70		$22.62		$19.60		$17.62		$17.44		$17.82

Net investment income(a)	0.33		0.68		0.63		0.37		0.56		0.64
Net realized and unrealized gain (loss)(b)	0.13		(4.77)		3.20		2.03		0.11		(0.26)

Net increase (decrease) from investment operations	0.46		(4.09)		3.83		2.40		0.67		0.38

Distributions(c)
From net investment income	—		(0.83)		(0.81)		(0.42)		(0.45)		(0.76)
Return of capital	—		—		—		—		(0.04)		—

Total distributions	—		(0.83)		(0.81)		(0.42)		(0.49)		(0.76)

Net asset value, end of period	$18.16		$17.70		$22.62		$19.60		$17.62		$17.44

Total Return(d)

Based on net asset value	2.61	%(e)	(18.16)%		19.69%		13.70%		4.10%		1.98%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%		0.58%		0.57%		0.59%		0.59%

Net investment income	3.83	%(g)	3.54%		2.89%		1.98%		3.31%		3.48%

Supplemental Data
Net assets, end of period (000)	$82,617		$78,751		$96,153		$86,234		$87,223		$50,576

Portfolio turnover rate(h)	16	%(i)	25	%(i)	38	%(i)	26	%(i)	24	%(i)	33	%(i)

(a) (b) (c) (d) (e) (f) (g) (h)

Based on average shares outstanding.

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Where applicable, assumes the reinvestment of distributions.

Not annualized.

Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Annualized.

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows: .		6%	11%		12%		9%		14%		23%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$40.84		$44.53		$41.22		$28.70		$30.21		$29.72

Net investment income(a)	0.19		0.91		0.69		0.71		0.57		1.11
Net realized and unrealized gain (loss)(b)	4.28		(3.71)		3.23		12.27		(1.26)		0.12

Net increase (decrease) from investment operations	4.47		(2.80)		3.92		12.98		(0.69)		1.23

Distributions from net investment income(c)		(0.54)	(0.89)			(0.61)		(0.46)	(0.82)			(0.74)

Net asset value, end of period	$44.77		$40.84		$44.53		$41.22		$28.70		$30.21

Total Return(d)

Based on net asset value	11.07	%(e)	(6.20)%			9.60%		45.37%	(2.21)%			4.14%

Ratios to Average Net Assets(f)
Total expenses	0.74	%(g)	0.74%			0.74%		0.74%	0.74%			0.74%

Net investment income	0.95	%(g)	2.26%			1.56%		2.06%	2.03%			3.46%

Supplemental Data
Net assets, end of period (000)	$859,539		$963,787		$1,135,603		$898,684		$516,629		$646,591

Portfolio turnover rate(h)	12	%(i)	11	%(i)	36	%(i)	13	%(i)	64	%(i)	82	%(i)

(a) (b) (c) (d) (e) (f) (g) (h)

Based on average shares outstanding.

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Where applicable, assumes the reinvestment of distributions.

Not annualized.

Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Annualized.

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		2%	5%			8%		6%	20%			14%

See notes to financial statements.

72	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$15.04		$16.16	$14.82	$10.91	$14.09	$15.61

Net investment income (loss)(a)		(0.01)	0.49	0.49	0.46	0.53	0.57
Net realized and unrealized gain (loss)(b)		(0.49)	(1.19)	1.50	3.96	(3.16)	(1.54)

Net increase (decrease) from investment operations		(0.50)	(0.70)	1.99	4.42	(2.63)	(0.97)

Distributions from net investment income(c)		(0.09)	(0.42)	(0.65)	(0.51)	(0.55)	(0.55)

Net asset value, end of period	$14.45		$15.04	$16.16	$14.82	$10.91	$14.09

Total Return(d)

Based on net asset value	(3.31	)%(e)	(4.17)%	13.30%	40.74%	(18.43)%	(5.95)%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income (loss)	(0.07	)%(g)	3.25%	2.93%	3.61%	4.46%	3.95%

Supplemental Data
Net assets, end of period (000)	$39,004		$36,840	$37,966	$23,718	$38,177	$45,807

Portfolio turnover rate(h)		13%	38%	52%	112%	67%	55%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru and Global Exposure	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

74	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

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Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI China
BNP Paribas SA	$6,295,750	$(6,295,750)	$—		$—
BofA Securities, Inc.	9,093,596	(9,093,596)	—		—
Citigroup Global Markets, Inc.	305,927	(304,065)	—		1,862	(b)
Goldman Sachs & Co. LLC	12,758,605	(12,758,605)	—		—
HSBC Bank PLC	1,607,422	(1,607,422)	—		—
J.P. Morgan Securities LLC	843,863	(843,863)	—		—
Morgan Stanley	113,374,046	(113,374,046)	—		—
Nomura Securities International, Inc.	228,103	(228,103)	—		—
Wells Fargo Bank N.A	136,836	(136,836)	—		—

	$144,644,148	$(144,642,286)	$—		$1,862

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI China Small-Cap
Barclays Bank PLC	$155,050	$(155,050)	$—		$—
Barclays Capital, Inc.	1,864,470	(1,864,470)	—		—
BNP Paribas SA	693,242	(693,242)	—		—
BofA Securities, Inc.	1,881,616	(1,881,616)	—		—
Citigroup Global Markets, Inc.	602,282	(602,282)	—		—
Goldman Sachs & Co. LLC	615,559	(615,559)	—		—
HSBC Bank PLC	1,579,015	(1,579,015)	—		—
J.P. Morgan Securities LLC	131,712	(131,712)	—		—
Macquarie Bank Ltd.	20,952	(20,952)	—		—
Morgan Stanley	2,281,284	(2,281,284)	—		—
UBS AG	396,490	(396,490)	—		—

	$10,221,672	$(10,221,672)	$—		$—

MSCI Poland
BofA Securities, Inc.	$86,595	$(86,595)	$—		$—
Goldman Sachs & Co. LLC	15,726,925	(15,726,925)	—		—
J.P. Morgan Securities LLC	90,071	(90,071)	—		—
Morgan Stanley	2,088,512	(2,088,512)	—		—

	$17,992,103	$(17,992,103)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru and Global Exposure, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual

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Notes to Financial Statements (unaudited) (continued)

investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

For its investment advisory services to the iShares MSCI Saudi Arabia ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI China	$194,797
MSCI China Small-Cap	53,035
MSCI Poland	4,998

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI China	$26,324,399	$29,359,166	$(70,264,429)
MSCI China Small-Cap	13,291,249	1,223,548	(261,514)
MSCI Peru and Global Exposure	1,135,611	1,272,616	6,978
MSCI Poland	4,367,966	438,304	17,414

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Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Brazil Small-Cap	$144,552,082	$108,664,125
MSCI China	173,657,529	593,161,885
MSCI China Small-Cap	20,666,507	22,172,796
MSCI Indonesia	32,178,929	31,518,043
MSCI Peru and Global Exposure	11,971,250	12,643,356
MSCI Philippines	10,049,217	10,319,332
MSCI Poland	16,620,149	14,204,879
MSCI Qatar	14,730,795	11,748,095
MSCI Saudi Arabia	98,799,194	265,919,317
MSCI UAE	8,474,595	4,739,652

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI China	$1,430,098	$1,109,803,445
MSCI Indonesia	128,511,220	111,538,337
MSCI Peru and Global Exposure	—	15,603,569
MSCI Philippines	21,385,574	2,374,471
MSCI Poland	47,725,924	64,411,456

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Brazil Small-Cap	$(65,487,510)
MSCI China	(1,481,582,455)
MSCI China Small-Cap	(31,135,100)
MSCI Indonesia	(221,558,856)
MSCI Peru and Global Exposure	(173,861,385)
MSCI Philippines	(81,870,539)
MSCI Poland	(156,752,171)
MSCI Qatar	(19,413,333)
MSCI Saudi Arabia	(86,113,701)
MSCI UAE	(37,384,402)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Small-Cap	$229,791,300	$39,364,071	$(22,519,238)	$16,844,833
MSCI China	7,490,067,147	402,021,261	(2,530,854,720)	(2,128,833,459)
MSCI China Small-Cap	81,410,209	2,951,629	(21,293,145)	(18,341,516)
MSCI Indonesia	596,966,970	38,985,503	(134,797,082)	(95,811,579)
MSCI Peru and Global Exposure	107,422,416	6,994,899	(18,437,080)	(11,442,181)
MSCI Philippines	147,003,247	5,588,620	(29,286,742)	(23,698,122)
MSCI Poland	307,500,956	33,423,148	(57,917,116)	(24,493,968)
MSCI Qatar	73,957,962	15,370,469	(6,475,350)	8,895,119
MSCI Saudi Arabia	616,995,796	323,025,178	(81,543,723)	241,481,455
MSCI UAE	41,803,186	8,899,347	(11,753,870)	(2,854,523)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

80	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil Small-Cap
Shares sold	9,600,000	$134,808,106	10,000,000	$146,897,816
Shares redeemed	(7,100,000)	(98,977,890)	(1,100,000)	(15,877,495)

	2,500,000	$35,830,216	8,900,000	$131,020,321

MSCI China
Shares sold	400,000	$17,746,458	30,800,000	$1,477,496,067
Shares redeemed	(34,600,000)	(1,421,164,595)	(21,000,000)	(879,197,604)

	(34,200,000)	$(1,403,418,137)	9,800,000	$598,298,463

MSCI China Small-Cap
Shares sold	—	$—	800,000	$25,436,562
Shares redeemed	—	—	(200,000)	(6,132,837)

	—	$—	600,000	$19,303,725

MSCI Indonesia
Shares sold	6,000,000	$132,589,019	11,000,000	$260,973,947
Shares redeemed	(5,200,000)	(112,857,546)	(7,900,000)	(181,597,329)

	800,000	$19,731,473	3,100,000	$79,376,618

MSCI Peru and Global Exposure
Shares sold	50,000	$1,704,550	400,000	$12,350,840
Shares redeemed	(550,000)	(17,018,397)	(2,150,000)	(62,890,748)

	(500,000)	$(15,313,847)	(1,750,000)	$(50,539,908)

MSCI Philippines
Shares sold	800,000	$21,597,941	1,500,000	$40,747,736
Shares redeemed	(100,000)	(2,439,310)	(1,800,000)	(47,277,585)

	700,000	$19,158,631	(300,000)	$(6,529,849)

MSCI Poland
Shares sold	2,550,000	$54,586,271	9,800,000	$144,940,429
Shares redeemed	(3,300,000)	(64,904,636)	(8,250,000)	(133,653,594)

	(750,000)	$(10,318,365)	1,550,000	$11,286,835

MSCI Qatar
Shares sold	550,000	$9,425,627	750,000	$13,636,879
Shares redeemed	(450,000)	(7,725,087)	(550,000)	(11,309,848)

	100,000	$1,700,540	200,000	$2,327,031

MSCI Saudi Arabia
Shares sold	2,300,000	$97,584,969	1,300,000	$54,599,079
Shares redeemed	(6,700,000)	(256,895,640)	(3,200,000)	(129,079,672)

	(4,400,000)	$(159,310,671)	(1,900,000)	$(74,480,593)

MSCI UAE
Shares sold	450,000	$6,705,887	350,000	$5,281,592
Shares redeemed	(200,000)	(2,732,953)	(250,000)	(3,841,847)

	250,000	$3,972,934	100,000	$1,439,745

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru and Global Exposure ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Brazil Small-Cap(a)	$0.241845	$—	$0.003245	$0.245090	99%	—%	1%	100%
MSCI China(a)	0.958710	—	0.035416	0.994126	96	—	4	100
MSCI Indonesia(a)	0.152068	—	0.023684	0.175752	87	—	13	100
MSCI Peru and Global Exposure(a)	0.683663	—	0.025467	0.709130	96	—	4	100
MSCI Philippines(a)	0.199868	—	0.011835	0.211703	94	—	6	100
MSCI Poland(a)	0.600685	—	0.050014	0.650699	92	—	8	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	85

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CJSC	Closed Joint Stock Company

JSC	Joint Stock Company

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	87

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Denmark ETF | EDEN | Cboe BZX

•	iShares MSCI Finland ETF | EFNL | Cboe BZX

•	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX

•	iShares MSCI Ireland ETF | EIRL | NYSE Arca

•	iShares MSCI Kuwait ETF | KWT | Cboe BZX

•	iShares MSCI New Zealand ETF | ENZL | NASDAQ

•	iShares MSCI Norway ETF | ENOR | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.21%	19.83%	15.61%	10.51%	19.83%	106.48%	171.71%
Fund Market	14.10	19.71	15.62	10.51	19.71	106.60	171.62
Index	14.03	19.60	15.97	10.84	19.60	109.73	179.80

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,142.10	$2.82		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Health Care	40.0%
Industrials	23.3
Financials	14.9
Consumer Staples	6.2
Consumer Discretionary	5.5
Materials	5.1
Utilities	2.7
Information Technology	1.5
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novo Nordisk A/S	21.6%
DSV A/S	5.8
Vestas Wind Systems A/S	5.5
Novozymes A/S, Class B	5.1
Danske Bank A/S	4.3
Coloplast A/S, Class B	3.9
Genmab A/S	3.9
Pandora A/S	3.6
Carlsberg A/S, Class B	3.2
Zealand Pharma A/S, Class A	3.0

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.66%	(4.80)%	2.04%	3.34%	(4.80)%	10.60%	38.92%
Fund Market	2.62	(4.55)	2.06	3.37	(4.55)	10.74	39.34
Index	2.09	(6.52)	1.21	2.66	(6.52)	6.18	30.06

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.60	$2.67		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	29.5%
Industrials	18.9
Materials	17.9
Information Technology	11.6
Energy	4.2
Consumer Discretionary	3.9
Communication Services	3.5
Utilities	3.1
Health Care	3.0
Consumer Staples	2.9
Real Estate	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nordea Bank Abp	18.9%
Sampo OYJ, Class A	9.6
Nokia OYJ	9.0
UPM-Kymmene OYJ	8.4
Kone OYJ, Class B	4.4
Neste OYJ	4.2
Stora Enso OYJ, Class R	4.0
Wartsila OYJ Abp	4.0
Metso OYJ	3.9
Elisa OYJ	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.03	%(a)	27.95%	11.02%	6.48%	27.95%	68.66%	87.42%
Fund Market	14.25		28.21	11.11	6.41	28.21	69.38	86.11
Index	14.15		27.76	11.43	6.89	27.76	71.83	94.73

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,140.30	$2.66		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	29.0%
Health Care	24.9
Consumer Staples	15.8
Financials	9.2
Consumer Discretionary	9.2
Materials	6.6
Utilities	3.6
Real Estate	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ICON PLC	22.2%
Ryanair Holdings PLC	12.8
Kingspan Group PLC	11.3
Glanbia PLC	4.7
Kerry Group PLC, Class A	4.6
Smurfit Kappa Group PLC	4.5
AIB Group PLC	4.5
Grafton Group PLC	4.4
Bank of Ireland Group PLC	4.2
Greencoat Renewables PLC	3.6

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Kuwait ETF

Investment Objective

The iShares MSCI Kuwait ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Kuwait,as defined by the index provider,as represented by the MSCI All Kuwait Select Size Liquidity Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.97%	5.23%	13.41%	5.23%	55.24%
Fund Market	6.70	4.94	13.53	4.94	55.83
Index	6.30	5.93	14.27	5.93	59.45

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,059.70	$3.79		$1,000.00	$1,021.20	$3.72		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	63.8%
Industrials	12.4
Real Estate	10.1
Communication Services	5.6
Consumer Discretionary	4.0
Materials	1.5
Energy	1.2
Consumer Staples	1.0
Utilities	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Kuwait Finance House KSCP	22.9%
National Bank of Kuwait SAKP	22.1
Agility Public Warehousing Co. KSC	4.4
Mobile Telecommunications Co. KSCP	4.4
Gulf Bank KSCP	3.3
Mabanee Co. KPSC	3.2
National Industries Group Holding SAK	2.4
Humansoft Holding Co. KSC	2.4
Kuwait Projects Co. Holding KSCP	2.2
Al Ahli Bank of Kuwait KSCP	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.93%	(5.27)%	0.67%	4.71%	(5.27)%	3.39%	58.45%
Fund Market	1.59	(5.13)	0.65	4.69	(5.13)	3.29	58.07
Index	1.35	(5.09)	1.19	5.19	(5.09)	6.09	65.89

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.30	$2.50		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	37.5%
Health Care	33.8
Utilities	14.1
Real Estate	9.9
Communication Services	4.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fisher & Paykel Healthcare Corp. Ltd.	24.3%
Auckland International Airport Ltd.	22.9
Goodman Property Trust	5.1
Fletcher Building Ltd.	5.1
Meridian Energy Ltd.	4.9
Kiwi Property Group Ltd.	4.8
EBOS Group Ltd.	4.8
Infratil Ltd.	4.8
Air New Zealand Ltd.	4.8
Spark New Zealand Ltd.	4.7

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.30%	(1.02)%	1.46%	(0.02)%	(1.02)%	7.53%	(0.25)%
Fund Market	1.33	(0.90)	1.47	—	(0.90)	7.59	(0.01)
Index	1.39	(1.21)	1.88	0.32	(1.21)	9.76	3.29

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.00	$2.65		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Energy	30.6%
Financials	20.0
Consumer Staples	14.7
Industrials	12.0
Communication Services	9.7
Materials	8.9
Information Technology	2.4
Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Equinor ASA	13.8%
DNB Bank ASA	11.6
Mowi ASA	5.6
Aker BP ASA	4.8
Telenor ASA	4.3
Norsk Hydro ASA	4.2
Kongsberg Gruppen ASA	3.5
Yara International ASA	3.2
Orkla ASA	3.1
Salmar ASA	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 5.8%
DSV A/S	87,976	$14,115,787

Banks — 10.4%
Danske Bank A/S	352,573	10,372,752
Jyske Bank A/S, Registered	53,149	4,302,646
Ringkjoebing Landbobank A/S	26,373	4,525,337
Spar Nord Bank A/S	106,408	1,874,382
Sydbank A/S	78,362	4,207,054

		25,282,171

Beverages — 4.8%
Carlsberg A/S, Class B	56,274	7,860,520
Royal Unibrew A/S	59,499	3,864,614

		11,725,134

Biotechnology — 7.9%
Bavarian Nordic A/S(a)(b)	114,973	2,606,879
Genmab A/S(a)	33,657	9,350,591
Zealand Pharma A/S, Class A(a)	75,024	7,241,004

		19,198,474

Building Products — 1.6%
Rockwool A/S, Class B	12,226	3,912,939

Chemicals — 5.1%
Novozymes A/S, Class B	218,201	12,308,256

Commercial Services & Supplies — 1.4%
ISS A/S	196,463	3,532,929

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	26,622	1,268,077

Electric Utilities — 2.7%
Orsted A/S(c)	117,374	6,573,146

Electrical Equipment — 7.2%
NKT A/S(a)	58,708	4,418,066
Vestas Wind Systems A/S(a)	474,576	13,225,495

		17,643,561

Food Products — 0.7%
Schouw & Co. A/S	18,770	1,608,528

Ground Transportation — 0.1%
NTG Nordic Transport Group A/S, Class A(a)	8,331	338,513

Health Care Equipment & Supplies — 7.3%
Ambu A/S, Class B(a)	228,701	4,001,680
Coloplast A/S, Class B(b)	70,559	9,372,580
Demant A/S(a)	89,361	4,480,288

		17,854,548

Household Durables — 1.5%
GN Store Nord A/S(a)	157,221	3,680,061

Insurance — 4.5%
Alm Brand A/S	1,247,848	2,354,053
Topdanmark A/S	66,247	2,980,249
Tryg A/S	259,803	5,525,027

		10,859,329

IT Services — 1.2%
Netcompany Group A/S(a)(b)(c)	66,247	2,839,676

Life Sciences Tools & Services — 0.7%
Chemometec A/S	23,057	1,641,451

Security	Shares	Value

Machinery — 1.4%
FLSmidth & Co. A/S	63,653	$3,035,777
Nilfisk Holding A/S(a)	17,886	333,442

		3,369,219

Marine Transportation — 4.8%
AP Moller - Maersk A/S, Class A	2,916	3,961,015
AP Moller - Maersk A/S, Class B, NVS	3,278	4,651,950
D/S Norden A/S	32,535	1,462,308
Dfds A/S	51,789	1,563,982

		11,639,255

Oil, Gas & Consumable Fuels — 0.8%
TORM PLC, Class A	58,844	2,016,166

Pharmaceuticals — 23.9%
ALK-Abello A/S(a)(b)	193,838	3,616,329
H Lundbeck A/S	410,451	1,987,155
H Lundbeck A/S	60,188	261,185
Novo Nordisk A/S	438,038	52,286,680

		58,151,349

Software — 0.3%
cBrain A/S	16,365	816,297

Specialty Retail — 0.4%
Matas A/S(b)	50,734	870,025

Textiles, Apparel & Luxury Goods — 3.5%
Pandora A/S	53,449	8,643,779

Tobacco — 0.6%
Scandinavian Tobacco Group A/S, Class A(b)(c)	83,251	1,528,250

Trading Companies & Distributors — 0.2%
Solar A/S, Class B	8,084	441,732

Total Long-Term Investments — 99.3% (Cost: $210,431,359)		241,858,652

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	9,495,726	9,500,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	90,000	90,000

Total Short-Term Securities — 3.9% (Cost: $9,589,767)		9,590,474

Total Investments — 103.2% (Cost: $220,021,126)		251,449,126

Liabilities in Excess of Other Assets — (3.2)%		(7,731,218)

Net Assets — 100.0%		$243,717,908

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,769,188	$2,729,481	(a)	$—		$1,800	$5	$9,500,474	9,495,726	$22,795	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—		(40,000	)(a)	—	—	90,000	90,000	2,656		—

						$1,800	$5	$9,590,474		$25,451		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMX Copenhagen 25 Index	67	03/15/24	$1,836	$11,810

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,810	$—	$—	$—	$11,810

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$38,890	$—	$—	$—	$38,890

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$73,324	$—	$—	$—	$73,324

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,359,587

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,528,250	$240,330,402	$—	$241,858,652
Short-Term Securities
Money Market Funds	9,590,474	—	—	9,590,474

	$11,118,724	$240,330,402	$—	$251,449,126

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,810	$—	$11,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.8%
Nokian Renkaat OYJ	20,564	$187,805

Banks — 18.4%
Nordea Bank Abp, New	341,041	4,150,636

Broadline Retail — 1.4%
Puuilo OYJ	15,164	155,684
Tokmanni Group Corp.	9,195	155,529

		311,213

Chemicals — 1.3%
Kemira OYJ	15,808	284,792

Communications Equipment — 8.7%
Nokia OYJ	559,180	1,971,161

Consumer Staples Distribution & Retail — 2.9%
Kesko OYJ, Class B	33,760	645,477

Containers & Packaging — 3.1%
Huhtamaki OYJ	12,362	485,369
Metsa Board OYJ, Class B(a)	27,148	204,118

		689,487

Diversified Telecommunication Services — 3.4%
Elisa OYJ	17,231	776,052

Electric Utilities — 3.0%
Fortum OYJ	54,558	681,872

Electrical Equipment — 0.5%
Kempower OYJ(a)(b)	4,064	102,418

Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	4,684	131,240

Household Durables — 0.3%
YIT OYJ(a)	44,880	77,985

Insurance — 10.4%
Mandatum OYJ(b)	51,380	225,718
Sampo OYJ, Class A	47,212	2,112,585

		2,338,303

IT Services — 1.5%
TietoEVRY OYJ	14,664	342,300

Machinery — 17.9%
Cargotec OYJ, Class B	5,292	358,034
Kone OYJ, Class B	19,826	970,709
Konecranes OYJ	8,770	451,920
Metso OYJ	79,516	850,564
Valmet OYJ	19,873	520,923
Wartsila OYJ Abp	56,663	877,187

		4,029,337

Security	Shares	Value

Metals & Mining — 1.1%
Outokumpu OYJ	55,771	$247,038

Oil, Gas & Consumable Fuels — 4.1%
Neste OYJ	33,537	919,319

Paper & Forest Products — 12.1%
Stora Enso OYJ, Class R	69,442	877,998
UPM-Kymmene OYJ	55,180	1,846,840

		2,724,838

Passenger Airlines — 0.1%
Finnair OYJ(a)(b)	739,113	24,630

Pharmaceuticals — 2.4%
Orion OYJ, Class B	13,546	532,570

Real Estate Management & Development — 1.4%
Citycon OYJ	22,896	97,499
Kojamo OYJ	19,792	219,486

		316,985

Software — 1.1%
QT Group OYJ(a)(b)	2,927	247,611

Specialty Retail — 0.7%
Musti Group OYJ(b)	5,720	161,546

Textiles, Apparel & Luxury Goods — 0.5%
Marimekko OYJ	8,647	110,466

Total Long-Term Investments — 97.7% (Cost: $25,156,667)		22,005,081

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	426,803	427,016
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	10,000	10,000

Total Short-Term Securities — 2.0% (Cost: $436,864)		437,016

Total Investments — 99.7% (Cost: $25,593,531)		22,442,097

Other Assets Less Liabilities — 0.3%		73,693

Net Assets — 100.0%		$22,515,790

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$631,830	$—	$(204,928	)(a)	$66	$48	$427,016	426,803	$22,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—	(10,000	)(a)	—	—	10,000	10,000	855		—

					$66	$48	$437,016		$23,143		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	8	03/15/24	$424	$28,767

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$28,767	$—	$—	$—	$28,767

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$25,207	$—	$—	$—	$25,207

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$31,711	$—	$—	$—	$31,711

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$403,713

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Finland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$265,995	$21,739,086	$—	$22,005,081
Short-Term Securities
Money Market Funds	437,016	—	—	437,016

	$703,011	$21,739,086	$—	$22,442,097

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$28,767	$—	$28,767

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 8.8%
AIB Group PLC	1,076,527	$4,997,853
Bank of Ireland Group PLC	532,706	4,652,111
Permanent TSB Group Holdings PLC(a)	135,679	230,227

		9,880,191

Beverages — 2.5%
C&C Group PLC	1,566,437	2,835,466

Building Products — 11.2%
Kingspan Group PLC	138,387	12,514,180

Containers & Packaging — 6.3%
Ardagh Metal Packaging SA	594,440	1,949,763
Smurfit Kappa Group PLC	118,311	5,056,549

		7,006,312

Food Products — 13.2%
Dole PLC	245,437	2,898,611
Glanbia PLC	291,824	5,279,850
Kerry Group PLC, Class A	57,712	5,067,796
Origin Enterprises PLC	441,681	1,510,872

		14,757,129

Health Care Providers & Services — 2.4%
Uniphar PLC(a)	923,360	2,714,470

Hotels, Restaurants & Leisure — 3.3%
Dalata Hotel Group PLC	764,750	3,727,702

Household Durables — 5.7%
Cairn Homes PLC	2,389,176	3,761,450
Glenveagh Properties PLC(a)(b)	2,185,012	2,678,009

		6,439,459

Independent Power and Renewable Electricity Producers — 3.6%
Greencoat Renewables PLC, NVS	4,149,699	4,035,229

Insurance — 0.3%
FBD Holdings PLC	21,401	294,910

Life Sciences Tools & Services — 22.0%
ICON PLC(a)	76,817	24,629,067

Security	Shares	Value

Marine Transportation — 0.6%
Irish Continental Group PLC	132,273	$647,670

Metals & Mining — 0.3%
Kenmare Resources PLC	75,444	283,318

Passenger Airlines — 12.7%
Ryanair Holdings PLC, ADR	102,762	14,206,847

Pharmaceuticals — 0.3%
GH Research PLC(a)	40,674	361,185

Residential REITs — 1.7%
Irish Residential Properties REIT PLC	1,791,080	1,877,724

Trading Companies & Distributors — 4.3%
Grafton Group PLC	392,507	4,842,144

Total Long-Term Investments — 99.2% (Cost: $98,858,487)		111,053,003

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	30,000	30,000

Total Short-Term Securities — 0.0% (Cost: $30,000)		30,000

Total Investments — 99.2% (Cost: $98,888,487)		111,083,003

Other Assets Less Liabilities — 0.8%		911,787

Net Assets — 100.0%		$111,994,790

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(30,000	)(a)	$—	$—	$30,000	30,000	$1,326	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	20	03/15/24	$1,060	$18,653

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$18,653	$—	$—	$—	$18,653

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,248	$—	$—	$—	$4,248

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$18,653	$—	$—	$—	$18,653

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$745,779

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$70,320,165	$40,732,838	$—	$111,053,003
Short-Term Securities
Money Market Funds	30,000	—	—	30,000

	$70,350,165	$40,732,838	$—	$111,083,003

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Ireland ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$18,653	$—	$ 18,653

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Kuwait ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.4%
Agility Public Warehousing Co. KSC(a)	1,590,702	$3,110,596

Banks — 57.4%
Al Ahli Bank of Kuwait KSCP	1,757,420	1,464,469
Boubyan Bank KSCP	74,399	155,560
Burgan Bank SAK	1,297,467	872,939
Gulf Bank KSCP	2,426,680	2,328,162
Kuwait Finance House KSCP	6,106,437	16,088,393
Kuwait International Bank KSCP	2,066,144	1,108,480
Kuwait Projects Co. Holding KSCP(a)	3,677,734	1,505,822
National Bank of Kuwait SAKP	4,867,213	15,507,660
Warba Bank KSCP	2,190,008	1,339,161

		40,370,646

Capital Markets — 2.4%
Boursa Kuwait Securities Co. KPSC	163,026	1,082,165
Noor Financial Investment Co. KSC	738,153	606,415

		1,688,580

Chemicals — 1.5%
Boubyan Petrochemicals Co. KSCP	517,929	1,026,920

Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	413,036	565,031

Consumer Finance — 0.7%
Arzan Financial Group for Financing & Investment KPSC	647,741	471,467

Diversified Consumer Services — 2.4%
Humansoft Holding Co. KSC	152,992	1,675,331

Electrical Equipment — 1.1%
Gulf Cable & Electrical Industries Co. KSCP	158,039	766,701

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	311,389	861,063

Financial Services — 3.3%
A’ayan Leasing & Investment Co. KSCP	1,582,582	915,774
Alimtiaz Investment Group KSC(a)	2,004,029	368,155
National Investments Co. KSCP	1,135,332	1,051,404

		2,335,333

Security	Shares	Value

Food Products — 1.0%
Mezzan Holding Co. KSCC	354,976	$717,039

Independent Power and Renewable Electricity Producers — 0.4%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	522,596	289,137

Industrial Conglomerates — 3.2%
Arabi Group Holding KSC(a)	315,065	536,455
National Industries Group Holding SAK	2,197,340	1,710,284

		2,246,739

Passenger Airlines — 1.1%
Jazeera Airways Co. KSCP	216,329	793,616

Real Estate Management & Development — 10.1%
Commercial Real Estate Co. Ksc	3,399,873	1,325,702
Kuwait Real Estate Co. KSC	1,627,673	1,217,780
Mabanee Co. KPSC	855,918	2,275,031
National Real Estate Co. KPSC(a)	3,720,346	959,904
Salhia Real Estate Co. KSCP	861,255	1,287,335

		7,065,752

Specialty Retail — 1.6%
Ali Alghanim Sons Automotive Co. KSCC, NVS	294,841	1,125,506

Trading Companies & Distributors — 1.7%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	533,182	367,293
Integrated Holding Co. KCSC	538,762	857,818

		1,225,111

Wireless Telecommunication Services — 5.6%
Kuwait Telecommunications Co.	445,529	877,096
Mobile Telecommunications Co. KSCP	1,872,324	3,062,173

		3,939,269

Total Investments — 99.9% (Cost: $64,264,388)		70,273,837

Other Assets Less Liabilities — 0.1%		61,522

Net Assets — 100.0%		$70,335,359

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$640,000	$—	$ (640,000	)(b)	$—	$—	$—	—	$1,367	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Kuwait ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,580)	$—	$—	$—	$(4,580)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,500	$—	$—	$—	$1,500

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Average notional value of contracts — long	$0(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,834,247	$57,439,590	$—	$70,273,837

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 5.0%
Fletcher Building Ltd.	2,007,853	$5,012,172

Diversified Telecommunication Services — 4.7%
Spark New Zealand Ltd.	1,513,732	4,672,692

Electric Utilities — 9.2%
Contact Energy Ltd.	948,630	4,663,928
Mercury NZ Ltd.	1,110,360	4,515,964

		9,179,892

Health Care Equipment & Supplies — 24.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,618,693	24,088,482

Health Care Providers & Services — 9.5%
EBOS Group Ltd.	212,745	4,795,046
Oceania Healthcare Ltd.	4,322	1,552
Ryman Healthcare Ltd.(a)	1,630,790	4,613,443

		9,410,041

Independent Power and Renewable Electricity Producers — 4.9%
Meridian Energy Ltd.	1,331,669	4,849,012

Industrial Conglomerates — 4.8%
Infratil Ltd.	756,127	4,748,846

Industrial REITs — 5.1%
Goodman Property Trust	3,681,857	5,021,404

Passenger Airlines — 4.7%
Air New Zealand Ltd.	12,607,242	4,720,689

Security	Shares	Value

Retail REITs — 4.8%
Kiwi Property Group Ltd.	9,337,721	$4,808,494

Transportation Infrastructure — 22.8%
Auckland International Airport Ltd.	4,602,809	22,699,600

Total Long-Term Investments — 99.7% (Cost: $115,551,708)		99,211,324

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(b)(c)	108,634	108,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	30,000	30,000

Total Short-Term Securities — 0.2% (Cost: $138,689)		138,689

Total Investments — 99.9% (Cost: $115,690,397)		99,350,013

Other Assets Less Liabilities — 0.1%		127,472

Net Assets — 100.0%		$99,477,485

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$432,780	$—	$(324,116	)(a)	$25	$—	$108,689	108,634	$1,254	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(30,000	)(a)	—	—	30,000	30,000	2,538		—

					$25	$—	$138,689		$3,792		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	2	03/21/24	$250	$1,175

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI New Zealand ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,175	$—	$—	$—	$1,175

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(19,066)	$—	$—	$—	$(19,066)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(433)	$—	$—	$—	$(433)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$241,682

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$46,644,073	$52,567,251	$—	$99,211,324
Short-Term Securities
Money Market Funds	138,689	—	—	138,689

	$46,782,762	$52,567,251	$—	$99,350,013

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,175	$—	$1,175

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
Kongsberg Gruppen ASA	14,978	$954,575

Banks — 14.8%
DNB Bank ASA	157,601	3,155,758
SpareBank 1 Nord Norge	16,252	155,462
SpareBank 1 Oestlandet	5,933	69,894
SpareBank 1 SMN	22,101	301,065
SpareBank 1 SR-Bank ASA	31,499	381,144

		4,063,323

Biotechnology — 0.1%
Nykode Therapeutics ASA(a)(b)	24,721	38,660

Broadline Retail — 0.7%
Europris ASA(c)	27,009	186,264

Chemicals — 4.6%
Borregaard ASA	16,176	280,228
Elkem ASA(b)(c)	48,997	97,339
Yara International ASA	28,193	877,341

		1,254,908

Commercial Services & Supplies — 0.2%
Aker Carbon Capture ASA(a)	60,914	46,452

Construction & Engineering — 0.6%
Cadeler AS(a)	29,164	126,746
Norconsult A/S, NVS	18,504	46,368

		173,114

Diversified Telecommunication Services — 4.3%
Telenor ASA	107,232	1,173,148

Electrical Equipment — 0.5%
NEL ASA(a)(b)	284,586	131,681

Electronic Equipment, Instruments & Components — 0.4%
Kitron ASA(b)	30,376	103,855

Energy Equipment & Services — 6.3%
Aker Solutions ASA	41,902	140,775
Borr Drilling Ltd.	35,973	217,088
BW Offshore Ltd.	14,172	34,025
DOF Group ASA(a)	25,567	160,076
Odfjell Drilling Ltd.	16,180	68,162
PGS ASA(a)	162,666	104,782
Seadrill Ltd.(a)	5,043	207,639
Subsea 7 SA	38,860	567,254
TGS ASA	22,312	219,764

		1,719,565

Food Products — 14.6%
Austevoll Seafood ASA	15,533	117,897
Bakkafrost P/F	8,572	535,486
Grieg Seafood ASA	8,758	53,185
Leroy Seafood Group ASA	45,651	201,579
Mowi ASA	79,246	1,530,479
Orkla ASA	119,363	855,689
Salmar ASA	11,241	713,911

		4,008,226

Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(a)(c)	20,295	125,664

Industrial Conglomerates — 0.8%
Aker ASA, Class A	3,797	204,842

Security	Shares	Value

Insurance — 5.1%
Gjensidige Forsikring ASA	34,055	$538,009
Protector Forsikring ASA	9,131	185,407
Storebrand ASA	75,300	673,141

		1,396,557

Interactive Media & Services — 2.3%
Adevinta ASA(a)	59,546	635,752

IT Services — 0.6%
Atea ASA	13,402	156,968

Machinery — 2.1%
Hexagon Composites ASA(a)	22,494	46,465
TOMRA Systems ASA	40,327	536,691

		583,156

Marine Transportation — 3.6%
Belships ASA	14,842	29,135
Golden Ocean Group Ltd.	22,081	281,904
Gram Car Carriers ASA	2,003	41,394
Hoegh Autoliners ASA	19,490	190,105
MPC Container Ships ASA	60,508	77,854
Odfjell SE, Class A	3,089	38,681
Stolt-Nielsen Ltd.	3,986	149,363
Wallenius Wilhelmsen ASA	18,011	172,785

		981,221

Media — 3.0%
Schibsted ASA, Class A	12,451	372,270
Schibsted ASA, Class B	16,576	460,700

		832,970

Metals & Mining — 4.2%
Norsk Hydro ASA	225,919	1,159,586

Oil, Gas & Consumable Fuels — 24.3%
Aker BP ASA	53,809	1,306,141
Avance Gas Holding Ltd.(c)	3,316	36,091
BlueNord ASA(a)	4,015	205,640
BW Energy Ltd.(a)(b)	10,867	28,750
BW LPG Ltd.(c)	15,495	178,856
Cool Co. Ltd.	4,144	47,209
DNO ASA	82,669	70,209
Equinor ASA	153,406	3,779,735
Flex LNG Ltd.	5,027	126,086
Frontline PLC, NVS	22,744	512,855
Hafnia Ltd.	47,786	351,659

		6,643,231

Passenger Airlines — 0.7%
Norwegian Air Shuttle ASA(a)(b)	122,824	202,089

Real Estate Management & Development — 0.4%
Entra ASA(b)(c)	12,405	121,932

Semiconductors & Semiconductor Equipment — 1.1%
Nordic Semiconductor ASA(a)	29,543	252,819
REC Silicon ASA(a)(b)	45,938	41,666

		294,485

Software — 0.3%
Crayon Group Holding ASA(a)(b)(c)	12,965	93,987

Total Long-Term Investments — 99.6% (Cost: $34,801,440)		27,286,211

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	754,255	$754,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	10,000	10,000

Total Short-Term Securities — 2.8% (Cost: $764,530)		764,632

Total Investments — 102.4% (Cost: $35,565,970)		28,050,843

Liabilities in Excess of Other Assets — (2.4)%		(651,657)

Net Assets — 100.0%		$27,399,186

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$552,887	$201,640	(a)	$—		$57	$48	$754,632	754,255	$7,146	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—		0	(a)	—	—	10,000	10,000	633		—

						$57	$48	$764,632		$7,779		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	03/15/24	$106	$3,199

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Norway ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,199	$—	$—	$—	$3,199

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$13,496	$—	$—	$—	$13,496

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,394	$—	$—	$—	$3,394

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$100,928

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,397,287	$21,888,924	$—	$27,286,211
Short-Term Securities
Money Market Funds	764,632	—	—	764,632

	$6,161,919	$21,888,924	$—	$28,050,843

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,199	$—	$3,199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Ireland ETF	iShares MSCI Kuwait ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$241,858,652	$22,005,081	$111,053,003	$70,273,837
Investments, at value — affiliated(c)	9,590,474	437,016	30,000	—
Cash	6,841	306	7,918	—
Cash pledged for futures contracts	—	—	—	7
Foreign currency collateral pledged for futures contracts(d)	158,051	34,586	15,131	—
Foreign currency, at value(e)	158,592	63,850	123,151	95,210
Receivables:
Investments sold	5,243,462	431,594	30,093,999	1,605,533
Securities lending income — affiliated	3,386	847	—	—
Dividends — unaffiliated	26,938	—	61,717	—
Dividends — affiliated	287	24	113	142
Tax reclaims	1,557,652	415,540	35,148	—
Variation margin on futures contracts	3,926	1,032	3,470	—

Total assets	258,608,261	23,389,876	141,423,650	71,974,729

LIABILITIES
Bank overdraft	—	—	—	12,589
Collateral on securities loaned, at value	9,499,102	426,742	—	—
Payables:
Investments purchased	5,289,913	438,035	29,386,761	1,587,015
Investment advisory fees	101,338	9,309	42,099	39,766

Total liabilities	14,890,353	874,086	29,428,860	1,639,370

Commitments and contingent liabilities

NET ASSETS	$243,717,908	$22,515,790	$111,994,790	$70,335,359

NET ASSETS CONSIST OF
Paid-in capital	$202,791,581	$34,005,096	$99,469,779	$66,222,556
Accumulated earnings (loss)	40,926,327	(11,489,306)	12,525,011	4,112,803

NET ASSETS	$243,717,908	$22,515,790	$111,994,790	$70,335,359

NET ASSET VALUE
Shares outstanding	2,050,000	650,000	1,700,000	2,100,000

Net asset value	$118.89	$34.64	$65.88	$33.49

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$210,431,359	$25,156,667	$98,858,487	$64,264,388
(b) Securities loaned, at value	$8,916,374	$402,162	$—	$—
(c) Investments, at cost — affiliated	$9,589,767	$436,864	$30,000	$—
(d) Foreign currency collateral pledged, at cost	$160,710	$35,463	$15,287	$—
(e) Foreign currency, at cost	$154,362	$62,864	$123,607	$95,198

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$99,211,324	$27,286,211
Investments, at value — affiliated(c)	138,689	764,632
Cash	9,619	2,011
Foreign currency collateral pledged for futures contracts(d)	10,400	15,131
Foreign currency, at value(e)	99,530	148,492
Receivables:
Investments sold	5,611,974	346,949
Securities lending income — affiliated	242	587
Dividends — unaffiliated	135,617	54,182
Dividends — affiliated	98	22
Tax reclaims	—	4,629
Variation margin on futures contracts	1,027	157

Total assets	105,218,520	28,623,003

LIABILITIES
Collateral on securities loaned, at value	108,695	754,515
Payables:
Investments purchased	5,591,165	457,550
Investment advisory fees	41,175	11,752

Total liabilities	5,741,035	1,223,817

Commitments and contingent liabilities

NET ASSETS	$99,477,485	$27,399,186

NET ASSETS CONSIST OF
Paid-in capital	$173,595,948	$47,570,698
Accumulated loss	(74,118,463)	(20,171,512)

NET ASSETS	$99,477,485	$27,399,186

NET ASSET VALUE
Shares outstanding	2,200,000	1,200,000

Net asset value	$45.22	$22.83

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$115,551,708	$34,801,440
(b) Securities loaned, at value	$—	$729,802
(c) Investments, at cost — affiliated	$138,689	$764,530
(d) Foreign currency collateral pledged, at cost	$10,808	$15,137
(e) Foreign currency, at cost	$100,432	$149,789

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Ireland ETF	iShares MSCI Kuwait ETF

INVESTMENT INCOME
Dividends — unaffiliated	$792,163	$230,017	$525,163	$59,065
Dividends — affiliated	2,656	855	1,326	1,367
Interest — unaffiliated	3,093	204	733	144
Securities lending income — affiliated — net	22,795	22,288	—	—
Foreign taxes withheld	(55,896)	—	(11,540)	—

Total investment income	764,811	253,364	515,682	60,576

EXPENSES
Investment advisory	634,800	51,280	240,019	216,050
Commitment costs	1,178	91	469	277

Total expenses	635,978	51,371	240,488	216,327

Net investment income (loss)	128,833	201,993	275,194	(155,751)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	66,721	(2,245,022)	13,790,118	(300,927)
Investments — affiliated	1,800	66	—	—
Foreign currency transactions	(40,278)	7,278	2,242	(10,813)
Futures contracts	38,890	25,207	4,248	(4,580)
In-kind redemptions — unaffiliated(a)	13,990,724	(26,642)	996,872	—

	14,057,857	(2,239,113)	14,793,480	(316,320)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	18,266,095	2,359,272	(1,794,677)	4,103,544
Investments — affiliated	5	48	—	—
Foreign currency translations	26,169	(1,222)	(686)	61
Futures contracts	73,324	31,711	18,653	1,500

	18,365,593	2,389,809	(1,776,710)	4,105,105

Net realized and unrealized gain	32,423,450	150,696	13,016,770	3,788,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,552,283	$352,689	$13,291,964	$3,633,034

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,648,169	$699,843
Dividends — affiliated	2,538	633
Interest — unaffiliated	544232
Securities lending income — affiliated — net	1,254	7,146
Foreign taxes withheld	(375,102)	(146,209)

Total investment income	2,277,403	561,645

EXPENSES
Investment advisory	281,788	88,351
Commitment costs	589	169

Total expenses	282,377	88,520

Net investment income	1,995,026	473,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,451,564)	(1,063,415)
Investments — affiliated	25	57
Foreign currency transactions	42,902	7,281
Futures contracts	(19,066)	13,496
In-kind redemptions — unaffiliated(a)	687,027	521,049

	(10,740,676)	(521,532)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	9,757,432	613,613
Investments — affiliated	—	48
Foreign currency translations	(2,916)	(2,285)
Futures contracts	(433)	3,394

	9,754,083	614,770

Net realized and unrealized gain (loss)	(986,593)	93,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,008,433	$566,363

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$128,833	$4,989,560	$201,993		$554,220
Net realized gain (loss)	14,057,857	8,949,696	(2,239,113)		(1,797,269)
Net change in unrealized appreciation (depreciation)	18,365,593	30,444,577	2,389,809		976,736

Net increase (decrease) in net assets resulting from operations	32,552,283	44,383,833	352,689		(266,313)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(768,499)	(4,553,471)	(422,841	)(b)	(542,108)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(33,459,775)	29,047,817	1,895,128		(1,153,170)

NET ASSETS
Total increase (decrease) in net assets	(1,675,991)	68,878,179	1,824,976		(1,961,591)
Beginning of period	245,393,899	176,515,720	20,690,814		22,652,405

End of period	$243,717,908	$245,393,899	$22,515,790		$20,690,814

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares MSCI Ireland ETF		iShares MSCI Kuwait ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$275,194	$879,347	$(155,751)		$1,598,870
Net realized gain (loss)	14,793,480	818,037	(316,320)		(795,777)
Net change in unrealized appreciation (depreciation)	(1,776,710)	19,311,887	4,105,105		(3,930,730)

Net increase (decrease) in net assets resulting from operations	13,291,964	21,009,271	3,633,034		(3,127,637)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(247,578)	(758,088)	(19,732	)(b)	(2,297,236)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	401,214	29,818,961	8,227,443		34,803,545

NET ASSETS
Total increase in net assets	13,445,600	50,070,144	11,840,745		29,378,672
Beginning of period	98,549,190	48,479,046	58,494,614		29,115,942

End of period	$111,994,790	$98,549,190	$70,335,359		$58,494,614

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI New Zealand ETF		iShares MSCI Norway ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,995,026	$2,773,750	$473,125	$1,561,036
Net realized loss	(10,740,676)	(12,211,599)	(521,532)	(902,932)
Net change in unrealized appreciation (depreciation)	9,754,083	5,505,786	614,770	(3,253,727)

Net increase (decrease) in net assets resulting from operations	1,008,433	(3,932,063)	566,363	(2,595,623)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,304,838)	(1,728,068)	(625,022)	(1,339,598)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(31,826,254)	23,113,264	(6,952,714)	4,655,667

NET ASSETS
Total increase (decrease) in net assets	(33,122,659)	17,453,133	(7,011,373)	720,446
Beginning of period	132,600,144	115,147,011	34,410,559	33,690,113

End of period	$99,477,485	$132,600,144	$27,399,186	$34,410,559

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$104.42		$86.11	$115.08	$84.54	$60.99	$67.75

Net investment income(a)	0.06		2.23	1.37	0.76	0.50	0.97
Net realized and unrealized gain (loss)(b)	14.74		17.99	(28.97)	30.62	23.52	(5.99)

Net increase (decrease) from investment operations	14.80		20.22	(27.60)	31.38	24.02	(5.02)

Distributions from net investment income(c)		(0.33)	(1.91)	(1.37)	(0.84)	(0.47)	(1.74)

Net asset value, end of period	$118.89		$104.42	$86.11	$115.08	$84.54	$60.99

Total Return(d)
Based on net asset value	14.21	%(e)	23.48%	(24.07)%	37.21%	39.52%	(7.41)%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	0.11	%(g)	2.26%	1.37%	0.77%	0.71%	1.59%

Supplemental Data
Net assets, end of period (000)	$243,718		$245,394	$176,516	$166,868	$109,899	$33,544

Portfolio turnover rate(h)		9%	16%	12%	11%	21%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$34.48		$34.85	$52.00	$41.34	$35.63	$41.83

Net investment income(a)	0.35		1.05	1.73	1.10	0.85	1.30
Net realized and unrealized gain (loss)(b)	0.58		(0.47)	(16.54)	10.93	6.25	(5.98)

Net increase (decrease) from investment operations	0.93		0.58	(14.81)	12.03	7.10	(4.68)

Distributions from net investment income(c)	(0.77	)(d)	(0.95)	(2.34)	(1.37)	(1.39)	(1.52)

Net asset value, end of period	$34.64		$34.48	$34.85	$52.00	$41.34	$35.63

Total Return(e)
Based on net asset value	2.66	%(f)	1.53%	(28.85)%	29.37%	20.61%	(11.24)%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.56%	0.57%	0.55%	0.53%	0.53%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.53%	N/A	0.53%	0.53%	0.53%

Net investment income	2.09	%(h)	2.92%	4.05%	2.39%	2.36%	3.40%

Supplemental Data
Net assets, end of period (000)	$22,516		$20,691	$22,652	$31,198	$35,139	$26,725

Portfolio turnover rate(i)		23%	15%	20%	12%	22%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$57.97		$42.16	$61.21	$42.50	$39.39	$46.25

Net investment income(a)	0.16		0.64	0.52	0.32	0.43	0.61
Net realized and unrealized gain (loss)(b)	7.90		15.63	(18.92)	18.74	3.34	(6.80)

Net increase (decrease) from investment operations	8.06		16.27	(18.40)	19.06	3.77	(6.19)

Distributions from net investment income(c)		(0.15)	(0.46)	(0.65)	(0.35)	(0.66)	(0.67)

Net asset value, end of period	$65.88		$57.97	$42.16	$61.21	$42.50	$39.39

Total Return(d)
Based on net asset value	13.93	%(e)	38.57%	(30.16)%	44.90%	9.59%	(13.44)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	0.57	%(g)	1.23%	1.02%	0.62%	1.06%	1.49%

Supplemental Data
Net assets, end of period (000)	$111,995		$98,549	$48,479	$82,630	$53,119	$55,151

Portfolio turnover rate(h)		56%	23%	33%	40%	47%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Period From 09/01/20(a) to 08/31/21

Net asset value, beginning of period	$31.62		$36.39	$33.93	$25.22

Net investment income (loss)(b)		(0.08)	1.19	0.87	0.66
Net realized and unrealized gain (loss)(c)	1.96		(4.09)	4.38	8.62

Net increase (decrease) from investment operations	1.88		(2.90)	5.25	9.28

Distributions(d)
From net investment income	(0.01	)(e)	(1.14)	(2.79)		(0.57)

From net realized gain	—		(0.73)	—	—

Total distributions		(0.01)	(1.87)	(2.79)		(0.57)

Net asset value, end of period	$33.49		$31.62	$36.39	$33.93

Total Return(f)
Based on net asset value	5.97	%(g)	(8.04)%	16.26%	37.03	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.74	%(i)	0.74%	0.74%	0.74	%(i)

Net investment income (loss)	(0.53	)%(i)	3.62%	2.42%	2.24	%(i)

Supplemental Data
Net assets, end of period (000)	$70,335		$58,495	$29,116	$18,662

Portfolio turnover rate(j)		7%	25%	26%		16%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$45.72		$47.00	$63.49	$60.80	$51.80	$49.11

Net investment income(a)	0.80		1.09	1.06	1.04	1.06	1.58
Net realized and unrealized gain (loss)(b)		(0.32)	(1.65)	(16.12)	2.97	9.49	2.70

Net increase (decrease) from investment operations	0.48		(0.56)	(15.06)	4.01	10.55	4.28

Distributions from net investment income(c)		(0.98)	(0.72)	(1.43)	(1.32)	(1.55)	(1.59)

Net asset value, end of period	$45.22		$45.72	$47.00	$63.49	$60.80	$51.80

Total Return(d)
Based on net asset value	0.93	%(e)	(1.25)%	(23.96)%	6.58%	20.71%	9.00%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income	3.53	%(g)	2.26%	1.95%	1.64%	1.96%	3.16%

Supplemental Data
Net assets, end of period (000)	$99,477		$132,600	$115,147	$142,856	$167,203	$165,751

Portfolio turnover rate(h)		26%	34%	12%	16%	12%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$22.94		$25.92	$28.67	$22.40	$22.63	$27.67

Net investment income(a)	0.33		1.19	0.97	0.69	0.34	0.67
Net realized and unrealized gain (loss)(b)		(0.02)	(3.05)	(2.79)	6.30	(0.15)	(4.91)

Net increase (decrease) from investment operations	0.31		(1.86)	(1.82)	6.99	0.19	(4.24)

Distributions from net investment income(c)		(0.42)	(1.12)	(0.93)	(0.72)	(0.42)	(0.80)

Net asset value, end of period	$22.83		$22.94	$25.92	$28.67	$22.40	$22.63

Total Return(d)
Based on net asset value	1.30	%(e)	(7.05)%	(6.50)%	31.42%	1.04%	(15.42)%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	2.84	%(g)	5.05%	3.39%	2.61%	1.58%	2.66%

Supplemental Data
Net assets, end of period (000)	$27,399		$34,411	$33,690	$45,868	$31,364	$22,632

Portfolio turnover rate(h)		6%	11%	27%	12%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Ireland	Non-diversified
MSCI Kuwait	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI Denmark
BofA Securities, Inc.	$1,033,486	$(1,033,486)	$—		$—
Goldman Sachs & Co. LLC	391,858	(391,858)	—		—
J.P. Morgan Securities LLC	396,188	(396,188)	—		—
Morgan Stanley	7,094,842	(7,094,842)	—		—

	$8,916,374	$(8,916,374)	$—		$—

MSCI Finland
Citigroup Global Markets, Inc.	$5,721	$(5,721)	$—		$—
Goldman Sachs & Co. LLC	160,312	(160,312)	—		—
J.P. Morgan Securities LLC	8,398	(8,398)	—		—
Morgan Stanley	227,731	(227,731)	—		—

	$402,162	$(402,162)	$—		$—

MSCI Norway
BofA Securities, Inc.	$129,924	$(129,924)	$—		$—
Goldman Sachs & Co. LLC	549,573	(549,573)	—		—
Morgan Stanley	24,521	(24,521)	—		—
UBS AG	25,784	(25,784)	—		—

	$729,802	$(729,802)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Kuwait	0.74
MSCI Norway	0.53

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Denmark	$5,848
MSCI Finland	4,012
MSCI New Zealand	321
MSCI Norway	1,498

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Denmark	$4,696,762	$5,457,675	$2,718,406
MSCI Finland	180,074	2,079,608	(1,072,246)
MSCI Ireland	4,086,694	19,125,694	5,062,243
MSCI New Zealand	8,010,627	3,394,514	(298,149)
MSCI Norway	71,838	144,399	(11,237)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$20,686,247	$20,845,121
MSCI Finland	4,404,128	4,636,990
MSCI Ireland	54,554,332	55,584,901
MSCI Kuwait	12,302,604	4,114,903
MSCI New Zealand	29,711,807	29,797,853
MSCI Norway	2,004,684	2,157,734

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$14,568,665	$47,743,045
MSCI Finland	3,414,384	1,580,339
MSCI Ireland	3,185,945	2,782,842
MSCI New Zealand	4,289,073	35,769,626
MSCI Norway	1,136,848	8,071,531

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Denmark	$(2,424,703)
MSCI Finland	(5,577,801)
MSCI Ireland	(13,733,284)
MSCI Kuwait	(490,446)
MSCI New Zealand	(45,886,373)
MSCI Norway	(11,977,242)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$222,074,644	$57,431,243	$(28,044,951)	$29,386,292
MSCI Finland	25,925,122	599,990	(4,054,248)	(3,454,258)
MSCI Ireland	99,661,456	14,999,968	(3,559,768)	11,440,200
MSCI Kuwait	65,200,108	7,410,412	(2,336,683)	5,073,729
MSCI New Zealand	116,790,589	1,335,563	(18,774,964)	(17,439,401)
MSCI Norway	35,866,210	1,206,649	(9,018,817)	(7,812,168)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount

MSCI Denmark
Shares sold	150,000	$14,716,890	650,000	$62,810,244
Shares redeemed	(450,000)	(48,176,665)	(350,000)	(33,762,427)

	(300,000)	$(33,459,775)	300,000	$29,047,817

MSCI Finland
Shares sold	100,000	$3,507,354	150,000	$5,542,446
Shares redeemed	(50,000)	(1,612,226)	(200,000)	(6,695,616)

	50,000	$1,895,128	(50,000)	$(1,153,170)

MSCI Ireland
Shares sold	50,000	$3,193,613	700,000	$36,609,982
Shares redeemed	(50,000)	(2,792,399)	(150,000)	(6,791,021)

	—	$401,214	550,000	$29,818,961

MSCI Kuwait
Shares sold	250,000	$8,227,443	1,050,000	$34,803,545

MSCI New Zealand
Shares sold	100,000	$4,323,437	1,350,000	$66,595,558
Shares redeemed	(800,000)	(36,149,691)	(900,000)	(43,482,294)

	(700,000)	$(31,826,254)	450,000	$23,113,264

MSCI Norway
Shares sold	50,000	$1,149,347	600,000	$14,097,793
Shares redeemed	(350,000)	(8,102,061)	(400,000)	(9,442,126)

	(300,000)	$(6,952,714)	200,000	$4,655,667

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

During the period, the iShares MSCI Finland ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2020, and the related tax compliance fee, including interest, was paid to the IRS.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Ireland ETF, iShares MSCI Kuwait ETF, iShares MSCI New Zealand ETF and iShares MSCI Norway ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	49

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Finland(a)	$0.479046	$—	$0.289756	$0.768802	62%	—%	38%	100%
MSCI Kuwait(a)	—	—	0.010666	0.010666	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI India ETF | INDA | Cboe BZX

•	iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.70	%(a)	31.68%	11.23%	9.06%	31.68%	70.24%	138.03%
Fund Market	16.35		32.11	11.12	9.10	32.11	69.42	138.83
Index	19.70		37.30	13.35	10.52	37.30	87.14	172.01

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,167.00	$ 3.39		$ 1,000.00	$ 1,021.70	$ 3.17		0.63%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	24.3%
Information Technology	12.9
Consumer Discretionary	12.4
Energy	11.3
Industrials	8.8
Consumer Staples	8.0
Materials	8.0
Health Care	5.4
Utilities	4.7
Communication Services	3.0
Real Estate	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Reliance Industries Ltd.	8.5%
Infosys Ltd.	5.3
ICICI Bank Ltd.	5.1
HDFC Bank Ltd.	3.8
Tata Consultancy Services Ltd.	3.5
Bharti Airtel Ltd.	2.4
Axis Bank Ltd.	2.3
Larsen & Toubro Ltd.	2.2
Hindustan Unilever Ltd.	1.9
Kotak Mahindra Bank Ltd.	1.8

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	15.83%	45.22%	16.34%	14.47%	45.22%	113.10%	286.39%
Fund Market	14.92	45.89	16.15	14.61	45.89	111.37	291.13
Index	18.82	54.82	19.49	16.49	54.82	143.54	360.28

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,158.30	$ 4.02		$ 1,000.00	$ 1,021.10	$ 3.77		0.75%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	21.5%
Financials	17.8
Materials	15.0
Consumer Discretionary	13.7
Health Care	10.6
Information Technology	7.7
Real Estate	4.4
Consumer Staples	3.2
Utilities	2.7
Communication Services	2.5
Energy	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Coforge Ltd.	1.4%
Embassy Office Parks REIT	1.2
PB Fintech Ltd.	1.1
Federal Bank Ltd.	1.0
Phoenix Mills Ltd. (The)	1.0
KPIT Technologies Ltd.	1.0
Max Financial Services Ltd.	0.9
Voltas Ltd.	0.8
Dixon Technologies India Ltd.	0.8
LIC Housing Finance Ltd.	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Bharat Electronics Ltd.	25,513,740	$63,021,424
Hindustan Aeronautics Ltd., NVS	1,400,539	51,999,570

		115,020,994

Automobile Components — 1.7%
Balkrishna Industries Ltd.	539,772	14,498,411
Bharat Forge Ltd.	1,787,534	24,786,292
MRF Ltd.	16,247	28,642,426
Samvardhana Motherson International Ltd.	16,556,147	23,785,852
Sona Blw Precision Forgings Ltd.(a)	2,865,632	23,802,165
Tube Investments of India Ltd.	742,406	31,164,649

		146,679,795

Automobiles — 7.0%
Bajaj Auto Ltd.	474,398	45,214,409
Eicher Motors Ltd.	955,563	43,666,154
Hero MotoCorp Ltd.	837,207	44,617,717
Mahindra & Mahindra Ltd.	6,510,537	151,596,065
Maruti Suzuki India Ltd.	987,616	134,409,089
Tata Motors Ltd.	11,597,912	132,785,903
Tata Motors Ltd., Class A	3,194,737	24,326,435
TVS Motor Co. Ltd.	1,658,197	42,730,216

		619,345,988

Banks — 16.1%
AU Small Finance Bank Ltd.(a)	1,195,722	8,196,695
Axis Bank Ltd.	15,689,268	203,097,973
Bandhan Bank Ltd.(a)	5,426,082	12,778,007
Bank of Baroda	7,219,942	23,100,383
HDFC Bank Ltd.	19,610,368	331,198,585
ICICI Bank Ltd.	35,685,776	453,236,580
IDFC First Bank Ltd.(b)	24,172,417	23,616,964
IndusInd Bank Ltd.	2,008,749	35,682,866
Kotak Mahindra Bank Ltd.	7,631,333	155,259,307
Punjab National Bank	15,138,297	22,246,562
State Bank of India	12,460,006	112,199,854
Union Bank of India Ltd.	10,190,871	17,981,088
Yes Bank Ltd.(b)	90,349,419	26,567,265

		1,425,162,129

Beverages — 0.9%
United Spirits Ltd.	2,030,923	28,548,031
Varun Beverages Ltd.	3,174,296	53,945,232

		82,493,263

Building Products — 0.3%
Astral Ltd.	937,603	23,397,269

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	670,614	30,350,080

Chemicals — 2.7%
Asian Paints Ltd.	2,678,335	91,354,041
Berger Paints India Ltd.	2,034,383	14,885,982
PI Industries Ltd.	582,465	25,799,991
Pidilite Industries Ltd.	1,065,097	35,166,956
SRF Ltd.	1,034,577	29,824,814
Supreme Industries Ltd.	443,333	22,172,008
UPL Ltd.	3,143,843	17,804,817

		237,008,609

Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,675,344	18,732,901

Construction & Engineering — 2.2%
Larsen & Toubro Ltd.	4,701,706	197,125,110

Security	Shares	Value

Construction Materials — 2.2%
Ambuja Cements Ltd.	4,158,335	$30,369,703
Grasim Industries Ltd.	1,838,550	48,528,255
Shree Cement Ltd.	62,960	19,322,031
UltraTech Cement Ltd.	806,090	96,171,602

		194,391,591

Consumer Finance — 3.1%
Bajaj Finance Ltd.	1,939,717	151,332,067
Cholamandalam Investment and Finance Co. Ltd.	2,930,729	38,393,423
Muthoot Finance Ltd.	840,732	13,187,266
SBI Cards & Payment Services Ltd.	1,990,886	17,271,791
Shriram Finance Ltd.	1,966,719	57,772,811

		277,957,358

Consumer Staples Distribution & Retail — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,135,642	53,630,773

Diversified Telecommunication Services — 0.2%
Tata Communications Ltd.	795,791	18,429,392

Electric Utilities — 1.8%
Power Grid Corp. of India Ltd.	32,462,418	110,907,059
Tata Power Co. Ltd. (The)	10,037,597	45,017,226

		155,924,285

Electrical Equipment — 1.7%
ABB India Ltd.	369,791	24,240,843
Bharat Heavy Electricals Ltd.	7,180,878	19,706,738
CG Power and Industrial Solutions Ltd.	4,264,601	22,789,239
Havells India Ltd.	1,749,827	32,285,053
Polycab India Ltd.	314,459	18,001,596
Suzlon Energy Ltd.(b)	61,607,978	33,565,023

		150,588,492

Financial Services — 2.9%
Bajaj Finserv Ltd.	2,672,992	51,307,594
Bajaj Holdings & Investment Ltd.	186,421	20,563,992
Jio Financial Services Ltd., NVS(b)	19,957,716	74,506,099
One 97 Communications Ltd., NVS(b)	1,773,288	8,583,186
Power Finance Corp. Ltd.	10,366,648	50,150,783
REC Ltd.	9,190,893	48,940,796

		254,052,450

Food Products — 2.2%
Britannia Industries Ltd.	756,596	45,341,768
Marico Ltd.	3,612,778	22,762,290
Nestle India Ltd., NVS	2,355,654	73,773,267
Tata Consumer Products Ltd.	3,990,861	57,232,517

		199,109,842

Gas Utilities — 0.5%
GAIL India Ltd.	16,064,579	35,251,982
Indraprastha Gas Ltd.	2,198,910	11,285,475

		46,537,457

Ground Transportation — 0.2%
Container Corp. of India Ltd.	1,701,325	20,042,722

Health Care Providers & Services — 1.2%
Apollo Hospitals Enterprise Ltd.	702,585	51,723,812
Max Healthcare Institute Ltd.	5,427,229	51,942,227

		103,666,039

Hotels, Restaurants & Leisure — 1.6%
Indian Hotels Co. Ltd., Class A	5,949,222	42,108,683
Jubilant Foodworks Ltd.	2,763,717	15,458,939
Zomato Ltd.(b)	42,565,889	84,723,589

		142,291,211

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 2.4%
Adani Green Energy Ltd.(b)	2,211,487	$50,543,512
Adani Power Ltd.(b)	5,384,794	35,637,269
NTPC Ltd.	30,460,366	123,085,956

		209,266,737

Industrial Conglomerates — 0.4%
Siemens Ltd.	621,494	35,040,538

Insurance — 1.8%
HDFC Life Insurance Co. Ltd.(a)	6,755,876	47,425,119
ICICI Lombard General Insurance Co. Ltd.(a)	1,683,833	34,786,450
ICICI Prudential Life Insurance Co. Ltd.(a)	2,472,847	15,892,868
SBI Life Insurance Co. Ltd.(a)	3,145,174	58,767,558

		156,871,995

Interactive Media & Services — 0.4%
Info Edge India Ltd.	496,753	31,512,494

IT Services — 12.6%
HCL Technologies Ltd.	6,615,024	132,566,176
Infosys Ltd.	23,178,477	466,455,045
LTIMindtree Ltd.(a)	620,196	39,653,479
Mphasis Ltd.	527,041	16,626,527
Persistent Systems Ltd.	349,017	36,319,784
Tata Consultancy Services Ltd.	6,314,182	311,485,533
Tech Mahindra Ltd.	3,747,858	57,594,177
Wipro Ltd.	9,117,523	56,882,619

		1,117,583,340

Life Sciences Tools & Services — 0.4%
Divi’s Laboratories Ltd.	833,913	35,076,900

Machinery — 0.6%
Ashok Leyland Ltd.	10,248,108	20,990,690
Cummins India Ltd.	967,493	31,966,202

		52,956,892

Metals & Mining — 3.0%
APL Apollo Tubes Ltd.	1,162,351	21,648,403
Hindalco Industries Ltd.	9,412,266	57,094,097
Jindal Steel & Power Ltd.	2,492,288	23,251,688
JSW Steel Ltd.	4,267,748	41,145,953
NMDC Ltd.	7,050,909	19,209,749
Tata Steel Ltd.	51,506,157	87,311,975
Vedanta Ltd.	6,487,172	20,903,442

		270,565,307

Oil, Gas & Consumable Fuels — 11.2%
Bharat Petroleum Corp. Ltd.	5,300,005	38,517,101
Coal India Ltd.	10,755,037	56,478,119
Hindustan Petroleum Corp. Ltd.	3,960,952	24,350,556
Indian Oil Corp. Ltd.	19,715,265	39,315,887
Oil & Natural Gas Corp. Ltd.	21,954,833	69,846,765
Petronet LNG Ltd.	5,235,492	17,237,948
Reliance Industries Ltd.	21,253,193	748,011,323

		993,757,699

Passenger Airlines — 0.5%
InterGlobe Aviation Ltd.(a)(b)	1,077,650	40,920,494

Personal Care Products — 3.0%
Colgate-Palmolive India Ltd.	949,305	28,869,448
Dabur India Ltd.	4,329,481	28,114,762
Godrej Consumer Products Ltd.	2,855,978	43,239,632
Hindustan Unilever Ltd.	5,740,622	167,021,982

		267,245,824

Security	Shares	Value

Pharmaceuticals — 3.8%
Aurobindo Pharma Ltd.	1,840,616	$22,817,252
Cipla Ltd.	3,663,354	65,422,343
Dr. Reddy’s Laboratories Ltd.	815,037	63,197,897
Lupin Ltd.	1,589,215	31,086,398
Sun Pharmaceutical Industries Ltd.	6,699,602	127,366,320
Torrent Pharmaceuticals Ltd.	708,770	22,835,532

		332,725,742

Real Estate Management & Development — 1.2%
DLF Ltd.	5,183,843	56,315,551
Godrej Properties Ltd.(b)	873,383	25,264,191
Macrotech Developers Ltd.	1,683,131	23,583,923

		105,163,665

Software — 0.2%
Tata Elxsi Ltd.	239,056	22,510,708

Specialty Retail — 0.7%
Trent Ltd.	1,265,568	59,148,118

Textiles, Apparel & Luxury Goods — 1.4%
Page Industries Ltd.	42,806	17,711,939
Titan Co. Ltd.	2,478,903	108,331,728

		126,043,667

Tobacco — 1.2%
ITC Ltd.	20,903,498	102,302,743

Trading Companies & Distributors — 0.5%
Adani Enterprises Ltd.	1,193,662	47,278,822

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	3,686,432	58,525,281
GMR Airports Infrastructure Ltd.(b)	16,596,822	16,813,749

		75,339,030

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.	15,706,395	212,648,856

Total Long-Term Investments — 99.4% (Cost: $7,147,307,068)		8,805,897,321

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	88,510,000	88,510,000

Total Short-Term Securities — 1.0% (Cost: $88,510,000)		88,510,000

Total Investments — 100.4% (Cost: $7,235,817,068)		8,894,407,321

Liabilities in Excess of Other Assets — (0.4)%		(36,913,437)

Net Assets — 100.0%		$8,857,493,884

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$88,510,000	(a)	$—	$—	$—	$88,510,000	88,510,000	$3,143,068	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IFSC Nifty 50 Index	557	03/28/24	$24,694	$(46,950)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$46,950	$—	$—	$—	$46,950

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,185,887	$—	$—	$—	$1,185,887

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(79,581)	$—	$—	$—	$(79,581)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$19,478,074

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$92,496,812	$8,713,400,509	$—	$8,805,897,321
Short-Term Securities
Money Market Funds	88,510,000	—	—	88,510,000

	$181,006,812	$8,713,400,509	$—	$8,894,407,321

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(46,950)	$—	$(46,950)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Bharat Dynamics Ltd.	113,866	$2,481,746
Data Patterns India Ltd.(a)	48,669	1,454,956
Garden Reach Shipbuilders & Engineers Ltd.	71,840	703,640

		4,640,342

Air Freight & Logistics — 1.2%
Allcargo Logistics Ltd.	600,026	616,914
Blue Dart Express Ltd.	14,689	1,069,075
Delhivery Ltd.(a)	914,959	5,201,145
Gateway Distriparks Ltd.	869,136	1,129,484
Mahindra Logistics Ltd.(b)	82,990	425,492
TCI Express Ltd.	27,764	374,544
Transport Corp. of India Ltd.	58,098	581,009

		9,397,663

Automobile Components — 4.7%
Apollo Tyres Ltd.	789,117	4,926,560
Asahi India Glass Ltd.	181,217	1,170,966
Banco Products India Ltd.	56,211	449,837
Ceat Ltd.	50,624	1,741,605
CIE Automotive India Ltd.	329,961	1,750,683
Endurance Technologies Ltd.(b)	70,679	1,582,079
Exide Industries Ltd.	1,056,131	4,071,735
Gabriel India Ltd.	158,147	658,188
JBM Auto Ltd.	58,768	1,533,989
JK Tyre & Industries Ltd.	259,166	1,622,101
Minda Corp. Ltd.	180,451	913,248
Motherson Sumi Wiring India Ltd.	4,394,575	3,711,715
Pricol Ltd.(a)	136,302	663,468
Sansera Engineering Ltd.(b)	73,243	905,196
Sundram Fasteners Ltd.	261,088	3,367,905
Suprajit Engineering Ltd.	174,248	893,947
TVS Holdings Ltd.	12,418	1,351,669
UNO Minda Ltd.	498,566	4,016,671
Varroc Engineering Ltd.(a)(b)	96,697	567,182
ZF Commercial Vehicle Control Systems India Ltd.	11,787	2,064,673

		37,963,417

Banks — 2.9%
City Union Bank Ltd.	894,174	1,453,862
DCB Bank Ltd.	377,727	582,751
Equitas Small Finance Bank Ltd.(b)	1,386,519	1,664,491
Federal Bank Ltd.	4,475,398	8,110,628
Jammu & Kashmir Bank Ltd. (The)	820,936	1,414,624
Karnataka Bank Ltd. (The)	421,171	1,152,406
Karur Vysya Bank Ltd. (The)	977,101	2,159,913
RBL Bank Ltd.(b)	1,110,045	3,481,763
South Indian Bank Ltd. (The)	2,582,559	1,004,337
Tamilnad Mercantile Bank Ltd., NVS	192,439	1,122,347
Ujjivan Small Finance Bank Ltd.(b)	1,440,546	923,026

		23,070,148

Beverages — 0.6%
Radico Khaitan Ltd.	182,755	3,456,149
Sula Vineyards Ltd., NVS	105,908	671,504
Tilaknagar Industries Ltd.	233,742	605,139

		4,732,792

Biotechnology — 0.4%
Biocon Ltd.	1,039,064	3,456,845

Broadline Retail — 0.3%
RattanIndia Enterprises Ltd.(a)	872,403	879,073
Shoppers Stop Ltd.(a)	96,718	865,623

Security	Shares	Value

Broadline Retail (continued)
V-Mart Retail Ltd.(a)	23,892	$550,272

		2,294,968

Building Products — 1.5%
Blue Star Ltd.	332,128	5,083,331
Cera Sanitaryware Ltd.	14,612	1,334,988
Electrosteel Castings Ltd.	738,806	1,423,375
Kajaria Ceramics Ltd.	217,676	3,348,964
Prince Pipes and Fittings Ltd.(a)	112,069	773,539

		11,964,197

Capital Markets — 5.6%
360 ONE WAM Ltd.	311,761	2,693,904
Anand Rathi Wealth Ltd.	41,498	1,824,190
Angel One Ltd.	93,887	3,151,160
BSE Ltd.	174,268	4,977,934
Central Depository Services India Ltd.	127,253	2,943,101
CRISIL Ltd.	45,428	2,743,416
Edelweiss Financial Services Ltd.	1,407,150	1,289,626
ICICI Securities Ltd.(b)	212,077	2,089,406
ICRA Ltd.	10,666	756,121
IDFC Ltd.(a)	2,975,465	4,173,778
IIFL Securities Ltd.	281,734	502,707
Indian Energy Exchange Ltd.(b)	1,082,768	1,851,062
JM Financial Ltd.	956,346	1,108,828
Kfin Technologies Ltd.(a)	169,691	1,404,828
Maharashtra Scooters Ltd.	6,777	612,937
Motilal Oswal Financial Services Ltd.	91,602	1,779,716
Multi Commodity Exchange of India Ltd.	65,607	2,971,926
Nippon Life India Asset Management Ltd.(b)	310,196	1,930,255
Nuvama Wealth Management Ltd., NVS	17,613	873,241
Prudent Corporate Advisory Services Ltd., NVS	26,451	435,802
Share India Securities Ltd.	24,164	545,917
Tata Investment Corp. Ltd.	31,383	2,739,037
UTI Asset Management Co. Ltd.	109,618	1,182,196

		44,581,088

Chemicals — 8.8%
Aarti Industries Ltd.	450,410	3,562,746
Advanced Enzyme Technologies Ltd.	139,611	647,321
Akzo Nobel India Ltd.	22,788	691,504
Alkyl Amines Chemicals	37,745	976,135
Anupam Rasayan India Ltd.	53,393	615,799
Archean Chemical Industries Ltd., NVS	137,045	1,249,115
Atul Ltd.	32,935	2,468,394
Balaji Amines Ltd.	24,160	633,175
BASF India Ltd.	26,532	1,054,128
Bayer CropScience Ltd.	33,511	2,291,295
Carborundum Universal Ltd.	283,373	3,651,061
Castrol India Ltd.	1,038,756	2,607,394
Chambal Fertilisers and Chemicals Ltd.	413,630	1,749,755
Chemplast Sanmar Ltd.(a)	174,991	993,156
Clean Science & Technology Ltd.	53,832	915,758
Coromandel International Ltd.	292,637	3,793,389
Deepak Fertilisers & Petrochemicals Corp. Ltd.	172,543	1,051,215
Deepak Nitrite Ltd.	152,523	4,062,045
Dhanuka Agritech Ltd.	35,823	459,516
EID Parry India Ltd.	197,746	1,501,691
Epigral Ltd.	30,232	429,060
Fine Organic Industries Ltd.	22,862	1,193,398
Fineotex Chemical Ltd.	83,230	428,890
Finolex Industries Ltd.	612,521	1,611,847
Galaxy Surfactants Ltd.	26,867	821,762
GHCL Ltd.	152,697	939,868

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Gujarat Alkalies & Chemicals Ltd.	44,604	$430,653
Gujarat Fluorochemicals Ltd.	68,254	3,048,527
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	216,394	1,670,318
Gujarat State Fertilizers & Chemicals Ltd.	550,333	1,441,929
Himadri Speciality Chemical Ltd.	436,992	1,940,185
Indigo Paints Ltd.	29,881	503,982
Jubilant Ingrevia Ltd.	176,654	1,025,681
Kansai Nerolac Paints Ltd.	502,209	1,753,959
Laxmi Organic Industries Ltd.	205,271	625,956
Navin Fluorine International Ltd.	80,085	2,919,345
Neogen Chemicals Ltd.	29,507	471,028
NOCIL Ltd.	228,054	720,580
Paradeep Phosphates Ltd., NVS(b)	817,425	749,864
PCBL Ltd.	425,795	1,469,199
Polyplex Corp. Ltd.	40,146	417,162
Rain Industries Ltd.	457,281	1,014,055
Rallis India Ltd.	218,281	652,018
Rashtriya Chemicals & Fertilizers Ltd.	348,480	593,296
Rossari Biotech Ltd.	39,911	358,413
Sharda Cropchem Ltd.	59,817	258,527
Sumitomo Chemical India Ltd.	247,528	1,117,401
Supreme Petrochem Ltd., NVS	163,549	1,439,699
Tata Chemicals Ltd.	348,193	3,933,807
Tatva Chintan Pharma Chem Pvt. Ltd.	17,506	256,139
Vinati Organics Ltd.	64,095	1,287,898

		70,499,038

Commercial Services & Supplies — 0.4%
CMS Info Systems Ltd.	272,521	1,262,065
ION Exchange India Ltd., NVS	181,959	1,060,413
SIS Ltd.(a)	108,839	574,761

		2,897,239

Communications Equipment — 0.4%
Astra Microwave Products Ltd.	114,987	856,346
Sterlite Technologies Ltd.	404,260	668,177
Tejas Networks Ltd.(a)(b)	148,627	1,337,805

		2,862,328

Construction & Engineering — 4.8%
Ahluwalia Contracts India Ltd.	74,914	1,073,273
Ashoka Buildcon Ltd.(a)	308,605	692,854
Engineers India Ltd.	634,434	1,601,822
G R Infraprojects Ltd.(a)	48,546	709,572
HG Infra Engineering Ltd.	40,582	430,406
Hindustan Construction Co. Ltd.(a)	2,655,000	1,332,062
IRB Infrastructure Developers Ltd., NVS	2,997,269	2,269,410
IRCON International Ltd.(b)	818,015	2,254,464
ITD Cementation India Ltd.	202,531	806,912
J Kumar Infraprojects Ltd.	89,207	694,742
Kalpataru Projects International Ltd.	242,218	2,815,494
KEC International Ltd.	319,367	2,794,162
KNR Constructions Ltd.	347,689	1,121,207
Man Infraconstruction Ltd.	271,838	703,431
NBCC India Ltd.	1,341,906	2,178,690
NCC Ltd./India	1,014,135	3,022,227
Patel Engineering Ltd.(a)	869,095	706,762
PNC Infratech Ltd.	286,875	1,480,801
Power Mech Projects Ltd.	16,566	1,019,880
Praj Industries Ltd.	296,908	1,783,934
Sterling and Wilson Renewable Energy Ltd.(a)	231,616	1,685,416
Techno Electric & Engineering Co. Ltd.	94,884	807,967
Voltas Ltd.	493,176	6,591,056

		38,576,544

Security	Shares	Value

Construction Materials — 2.0%
Birla Corp. Ltd.	66,975	$1,323,119
HeidelbergCement India Ltd.	143,146	355,297
India Cements Ltd. (The)(a)	303,200	835,460
JK Cement Ltd.	86,417	4,701,126
JK Lakshmi Cement Ltd.	147,584	1,634,795
Kesoram Industries Ltd.(a)	284,849	580,923
Nuvoco Vistas Corp. Ltd.(a)	265,259	1,059,207
Orient Cement Ltd.	278,250	761,838
Prism Johnson Ltd.(a)	311,939	655,187
Ramco Cements Ltd. (The)	264,240	2,659,825
Rhi Magnesita India Ltd.	154,828	1,065,245
Star Cement Ltd.(a)	245,957	613,517

		16,245,539

Consumer Finance — 2.8%
Cholamandalam Financial Holdings Ltd.	233,321	2,950,253
CreditAccess Grameen Ltd.(a)	138,474	2,452,484
Five-Star Business Finance Ltd., NVS	290,475	2,472,721
Fusion Micro Finance Ltd., NVS	115,004	761,286
Mahindra & Mahindra Financial Services Ltd.	1,226,293	4,182,310
Manappuram Finance Ltd.	1,367,203	2,907,575
MAS Financial Services Ltd.(b)	41,803	169,291
MAS Financial Services Ltd., NVS	88,142	356,952
Paisalo Digital Ltd.	682,418	1,517,239
Poonawalla Fincorp Ltd.	573,096	3,225,380
SBFC Finance Ltd., NVS	560,169	571,544
Spandana Sphoorty Financial Ltd.(a)	62,705	690,968
Ujjivan Financial Services Ltd.	77,906	514,974

		22,772,977

Consumer Staples Distribution & Retail — 0.1%
Medplus Health Services Ltd.(a)	133,476	1,120,641

Containers & Packaging — 0.2%
AGI Greenpac Ltd.	54,631	539,527
EPL Ltd.	319,427	720,920
Jai Corp. Ltd.	114,274	433,836

		1,694,283

Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	182,525	1,143,474

Diversified Telecommunication Services — 0.6%
HFCL Ltd.	1,775,253	2,293,289
Railtel Corp. of India Ltd.	237,401	1,285,539
Tata Teleservices Maharashtra Ltd.(a)	1,220,770	1,286,761

		4,865,589

Electric Utilities — 0.8%
Bajel Projects Ltd., NVS	48,630	127,416
CESC Ltd.	1,477,096	2,262,656
Reliance Infrastructure Ltd.(a)	495,402	1,316,729
SJVN Ltd.	1,947,050	2,850,755

		6,557,556

Electrical Equipment — 3.8%
Amara Raja Energy & Mobility Ltd.	275,909	2,791,399
Elecon Engineering Co. Ltd.	97,087	1,172,343
Finolex Cables Ltd.	172,435	1,912,199
GE T&D India Ltd.(a)	158,527	1,742,499
Graphite India Ltd.	169,629	1,223,882
HBL Power Systems Ltd.	273,386	1,712,361
HEG Ltd.	33,579	654,665
Hitachi Energy India Ltd.	26,197	1,894,470
Inox Wind Ltd.(a)	283,501	2,061,902
KEI Industries Ltd.	145,769	5,633,505

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Olectra Greentech Ltd.	91,607	$2,169,746
Schneider Electric Infrastructure Ltd.(a)	120,160	922,992
TD Power Systems Ltd.	255,970	922,642
Triveni Turbine Ltd.	355,470	2,132,613
V-Guard Industries Ltd.	484,962	1,898,331
Voltamp Transformers Ltd.	16,353	1,733,095

		30,578,644

Electronic Equipment, Instruments & Components —1.2%
Avalon Technologies Ltd., NVS(a)(b)	65,244	417,429
Cyient DLM Ltd., NVS	62,333	603,737
Genus Power Infrastructures Ltd.	211,328	636,921
Kaynes Technology India Ltd., NVS	63,540	2,252,177
PG Electroplast Ltd.(a)	29,110	637,426
Redington Ltd.	1,456,920	3,628,391
Syrma SGS Technology Ltd.	152,722	963,702
Zen Technologies Ltd.	79,296	823,261

		9,963,044

Entertainment — 0.6%
Nazara Technologies Ltd.(a)	72,886	655,212
PVR Inox Ltd.(a)	182,901	3,024,539
Saregama India Ltd.	191,379	928,553

		4,608,304

Financial Services — 4.1%
Aavas Financiers Ltd.(a)	118,003	2,068,541
Aptus Value Housing Finance India Ltd.	432,110	1,832,738
Can Fin Homes Ltd.	198,536	1,852,698
Home First Finance Co. India Ltd.(b)	109,786	1,146,708
IFCI Ltd.(a)	1,551,386	856,648
IIFL Finance Ltd.	521,393	3,704,685
Indiabulls Housing Finance Ltd.	965,902	2,201,727
Indian Renewable Energy Development Agency Ltd., NVS	1,722,776	3,117,634
Infibeam Avenues Ltd.	2,761,698	1,219,834
L&T Finance Holdings Ltd.	1,854,486	3,731,407
LIC Housing Finance Ltd.	751,805	5,868,327
Piramal Enterprises Ltd.	251,239	2,772,197
PNB Housing Finance Ltd.(a)(b)	257,952	2,158,344

		32,531,488

Food Products — 1.5%
Avanti Feeds Ltd.	100,607	614,440
Balrampur Chini Mills Ltd.	302,802	1,360,192
Bikaji Foods International Ltd.	153,635	965,458
Bombay Burmah Trading Co.	43,898	918,067
CCL Products India Ltd.	183,177	1,391,232
Dodla Dairy Ltd., NVS	50,655	608,382
Gujarat Ambuja Exports Ltd.	172,222	814,583
Hindustan Foods Ltd.(a)	83,182	518,794
Kaveri Seed Co. Ltd.	48,926	391,646
KRBL Ltd.	109,920	426,614
LT Foods Ltd.	304,552	660,845
Mrs Bectors Food Specialities Ltd.	72,168	924,360
Shree Renuka Sugars Ltd.(a)	1,614,299	906,006
Triveni Engineering & Industries Ltd.	192,234	764,710
Zydus Wellness Ltd.	40,011	756,344

		12,021,673

Gas Utilities — 1.0%
Gujarat Gas Ltd.	342,130	2,334,205
Gujarat State Petronet Ltd.	701,031	3,117,256
Mahanagar Gas Ltd.	122,735	2,193,653

		7,645,114

Security	Shares	Value

Ground Transportation — 0.1%
VRL Logistics Ltd.	89,110	$627,839

Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	71,842	1,352,509

Health Care Providers & Services — 3.1%
Aster DM Healthcare Ltd.(a)(b)	310,323	1,771,262
Dr Lal PathLabs Ltd.(b)	93,353	2,644,899
Fortis Healthcare Ltd.	1,125,643	5,529,100
Global Health Ltd., NVS(a)	200,118	3,291,901
HealthCare Global Enterprises Ltd.(a)	109,470	477,468
Jupiter Life Line Hospitals Ltd.(a)	34,356	572,522
Krishna Institute Of Medical Sciences Ltd.(a)(b)	119,332	3,243,027
Metropolis Healthcare Ltd.(b)	63,657	1,229,082
Narayana Hrudayalaya Ltd.	176,621	2,857,802
Rainbow Children’s Medicare Ltd.	126,123	2,062,599
Vijaya Diagnostic Centre Pvt Ltd.	116,339	904,292

		24,583,954

Hotels, Restaurants & Leisure — 1.8%
Chalet Hotels Ltd.(a)	153,131	1,493,750
Devyani International Ltd.(a)	898,973	1,659,683
Easy Trip Planners Ltd., NVS	1,308,357	762,470
EIH Ltd.	464,838	2,260,151
Lemon Tree Hotels Ltd.(a)(b)	1,077,780	1,811,191
Mahindra Holidays & Resorts India Ltd.(a)	175,643	883,171
Restaurant Brands Asia Ltd.(a)	857,934	1,106,176
Sapphire Foods India Ltd.(a)	94,987	1,720,191
Thomas Cook India Ltd.	409,114	808,162
Westlife Foodworld Ltd.	153,584	1,386,146
Wonderla Holidays Ltd.	43,428	493,277

		14,384,368

Household Durables — 2.7%
Amber Enterprises India Ltd.(a)	46,055	2,044,843
Bajaj Electricals Ltd.	100,121	1,202,206
Borosil Ltd.(a)	68,682	315,374
Cello World Ltd., NVS	111,206	1,144,567
Crompton Greaves Consumer Electricals Ltd.	1,590,885	5,572,506
Dixon Technologies India Ltd.	81,760	6,572,725
LA Opala RG Ltd.	95,216	388,196
Orient Electric Ltd.	323,347	812,515
Sheela Foam Ltd.(a)	95,084	1,188,197
Symphony Ltd.	43,623	463,768
TTK Prestige Ltd.	101,738	917,018
Whirlpool of India Ltd.	78,807	1,194,657

		21,816,572

Household Products — 0.3%
Jyothy Labs Ltd.	365,011	2,033,971

Independent Power and Renewable Electricity Producers — 1.0%
Jaiprakash Power Ventures Ltd.(a)	7,919,846	1,735,129
KPI Green Energy Ltd.(b)	45,264	949,948
NLC India Ltd.	522,514	1,401,465
PTC India Ltd.	517,609	1,262,609
RattanIndia Power Ltd.(a)	3,680,841	446,142
Reliance Power Ltd.(a)	6,586,611	1,924,079

		7,719,372

Industrial Conglomerates — 1.2%
3M India Ltd.	7,006	2,701,948
Apar Industries Ltd.	44,921	3,388,921
Balmer Lawrie & Co. Ltd.	156,806	461,343
Godrej Industries Ltd.(a)	165,853	1,602,224
Jaiprakash Associates Ltd.(a)	3,215,425	771,706

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Nava Ltd.	164,221	$989,502

		9,915,644

Insurance — 2.4%
Max Financial Services Ltd.(a)	643,210	7,505,786
PB Fintech Ltd.(a)	616,406	8,670,569
Religare Enterprises Ltd.(a)	242,587	690,042
Star Health & Allied Insurance Co. Ltd.(a)	362,855	2,451,001

		19,317,398

Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	53,708	599,036

IT Services — 3.2%
Coforge Ltd.	145,789	11,524,630
Cyient Ltd.	206,528	5,046,849
Happiest Minds Technologies Ltd.	170,028	1,735,327
Hinduja Global Solutions Ltd.	34,692	382,547
Mastek Ltd.	38,055	1,344,972
Sonata Software Ltd.	418,123	4,082,761
Zensar Technologies Ltd.	281,458	1,863,964

		25,981,050

Life Sciences Tools & Services — 0.5%
Syngene International Ltd.(b)	446,866	3,801,140

Machinery — 5.6%
Action Construction Equipment Ltd.	102,486	1,561,694
AIA Engineering Ltd.	105,476	4,646,670
BEML Ltd., (Acquired 09/19/22, Cost: $1,165,134)(c)	46,241	1,736,408
Cochin Shipyard Ltd., NVS	195,583	2,058,686
Craftsman Automation Ltd.	20,935	1,056,882
Elgi Equipments Ltd.	471,857	3,712,497
ESAB India Ltd.	11,545	704,497
Force Motors Ltd.	11,319	918,683
GMM Pfaudler Ltd.	84,710	1,328,001
Greaves Cotton Ltd.	230,613	419,950
Grindwell Norton Ltd.	110,067	2,767,445
Ingersoll Rand India Ltd.	19,757	870,689
ISGEC Heavy Engineering Ltd.	64,331	659,000
Jain Irrigation Systems Ltd.(a)	723,615	478,827
Jamna Auto Industries Ltd.	496,129	715,247
Jupiter Wagons Ltd., NVS	253,365	1,136,252
Kennametal India Ltd.	13,289	370,993
Kirloskar Brothers Ltd.	59,686	661,596
Kirloskar Oil Engines Ltd.	198,044	2,183,089
Kirloskar Pneumatic Co. Ltd., NVS	88,312	746,649
KSB Ltd.	30,286	1,336,706
Lakshmi Machine Works Ltd.	9,292	1,621,609
Lloyds Engineering Works Ltd., NVS	1,156,013	815,381
MTAR Technologies Ltd.(a)	49,694	1,147,937
Rolex Rings Ltd.(a)	30,903	763,721
SKF India Ltd.	61,438	3,499,538
Tega Industries Ltd., NVS	41,368	581,280
Texmaco Rail & Engineering Ltd.	428,018	974,836
Timken India Ltd.	74,771	2,450,391
Titagarh Rail System Ltd.	176,417	1,993,795
Vesuvius India Ltd.	20,417	799,407

		44,718,356

Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	366,888	1,045,170
Shipping Corp. of India Ltd.	158,258	53,729

		1,098,899

Security	Shares	Value

Media — 1.2%
Affle India Ltd.(a)	139,335	$1,874,126
Brightcom Group Ltd.(a)	3,997,051	829,141
DB Corp. Ltd.	118,541	421,575
Network18 Media & Investments Ltd.(a)	532,936	686,195
Sun TV Network Ltd.	194,284	1,442,165
TV18 Broadcast Ltd.(a)	1,119,472	803,993
Zee Entertainment Enterprises Ltd.(a)	2,028,853	3,927,140

		9,984,335

Metals & Mining — 3.3%
Godawari Power and Ispat Ltd.	117,346	1,047,054
Gravita India Ltd.	52,968	609,115
Hindustan Copper Ltd.	597,671	1,942,387
Jai Balaji Industries Ltd., NVS	79,753	1,228,508
Jindal Saw Ltd.	276,272	1,593,051
Kirloskar Ferrous Industries Ltd.	122,918	787,885
Maharashtra Seamless Ltd.	99,469	1,102,660
Mishra Dhatu Nigam Ltd.(b)	116,951	571,960
MOIL Ltd.	156,339	499,331
National Aluminium Co. Ltd.	2,053,808	3,851,662
NMDC Steel Ltd., NVS(a)	1,820,634	1,348,072
Orissa Minerals Development Co. Ltd. (The)(a)	5,356	437,865
PTC Industries Ltd., NVS	9,304	943,584
Rajratan Global Wire Ltd.	36,961	280,428
Ramkrishna Forgings Ltd.	202,161	1,906,617
Ratnamani Metals & Tubes Ltd.	69,674	2,546,285
Sandur Manganese & Iron Ores Ltd. (The)	98,184	491,238
Sarda Energy & Minerals Ltd., NVS	219,209	565,850
Shivalik Bimetal Controls Ltd., NVS	57,260	372,631
Shyam Metalics & Energy Ltd.	138,737	1,087,019
Surya Roshni Ltd., NVS	79,319	573,558
Usha Martin Ltd.	382,308	1,516,564
Welspun Corp. Ltd.	227,593	1,401,341

		26,704,665

Office REITs — 1.6%
Brookfield India Real Estate Trust(b)	496,146	1,515,372
Embassy Office Parks REIT	2,119,963	9,557,140
Mindspace Business Parks REIT(b)	515,785	2,115,186

		13,187,698

Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	346,652	1,838,950
Chennai Petroleum Corp. Ltd.	110,205	1,176,023
Great Eastern Shipping Co. Ltd. (The)	248,351	3,013,221
Gujarat Mineral Development Corp. Ltd.	195,020	917,170

		6,945,364

Paper & Forest Products — 0.6%
Century Plyboards India Ltd.	137,699	1,174,746
Century Textiles & Industries Ltd.	111,030	1,887,108
Greenpanel Industries Ltd.	153,626	714,152
JK Paper Ltd.	189,435	852,835
West Coast Paper Mills Ltd.	65,299	488,550

		5,117,391

Passenger Airlines — 0.1%
SpiceJet Ltd.(a)	627,519	485,645

Personal Care Products — 0.5%
Emami Ltd.	488,122	2,737,131
Honasa Consumer Ltd., NVS	252,885	1,262,957

		4,000,088

Pharmaceuticals — 6.4%
Aarti Drugs Ltd.	79,157	474,612
Aarti Pharmalabs Ltd., NVS	101,995	600,987

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Aether Industries Ltd., NVS	66,221	$701,469
Ajanta Pharma Ltd.	109,521	2,916,465
Alembic Pharmaceuticals Ltd.	122,121	1,498,889
AMI Organics Ltd.	33,921	456,566
AstraZeneca Pharma India Ltd.	12,557	835,437
Caplin Point Laboratories Ltd.	47,458	848,639
Concord Biotech Ltd., NVS	51,740	904,955
Eris Lifesciences Ltd.(a)(b)	118,314	1,258,192
FDC Ltd./India(a)	141,612	745,648
Gland Pharma Ltd.(a)(b)	73,256	1,559,903
GlaxoSmithKline Pharmaceuticals Ltd.	105,246	2,750,436
Glenmark Life Sciences Ltd.	61,351	642,579
Glenmark Pharmaceuticals Ltd.	350,597	3,912,936
Granules India Ltd.	303,682	1,700,910
Hikal Ltd.	92,895	314,044
Indoco Remedies Ltd.	93,134	392,133
Ipca Laboratories Ltd.	346,749	4,980,703
JB Chemicals & Pharmaceuticals Ltd., NVS	173,384	3,268,488
Jubilant Pharmova Ltd., Class A	155,298	1,062,403
Laurus Labs Ltd.(b)	870,564	4,263,248
Marksans Pharma Ltd.	500,344	918,929
Natco Pharma Ltd.	200,292	2,402,221
Neuland Laboratories Ltd.	19,136	1,646,367
Piramal Pharma Ltd., NVS(a)	1,315,008	2,091,712
Procter & Gamble Health Ltd.	20,629	1,266,619
Sanofi India Ltd.	20,038	2,076,666
Strides Pharma Science Ltd.	136,673	1,296,491
Sun Pharma Advanced Research Co. Ltd.(a)	163,987	721,064
Suven Pharmaceuticals Ltd.(a)	253,048	1,919,799
Wockhardt Ltd.(a)	143,231	1,043,981

		51,473,491

Professional Services — 1.6%
BLS International Services Ltd.	254,060	1,118,679
Computer Age Management Services Ltd.	109,863	4,060,359
eClerx Services Ltd.	54,526	1,660,685
Firstsource Solutions Ltd.	779,295	1,927,527
Latent View Analytics Ltd.(a)	130,026	799,162
Quess Corp. Ltd.(b)	147,270	912,560
RITES Ltd.	120,604	1,134,825
TeamLease Services Ltd.(a)	28,891	1,048,131

		12,661,928

Real Estate Management & Development — 2.5%
Anant Raj Ltd.	241,616	1,018,321
Brigade Enterprises Ltd.	286,937	3,453,457
D B Realty Ltd.(a)	216,211	699,223
Hemisphere Properties India Ltd.(a)	224,003	556,116
Indiabulls Real Estate Ltd.(a)	1,076,854	1,548,666
Mahindra Lifespace Developers Ltd.	193,123	1,345,368
NESCO Ltd.	52,103	530,766
Phoenix Mills Ltd. (The)	244,200	8,102,859
Sobha Ltd.	94,283	1,775,152
Sunteck Realty Ltd.	127,411	709,264
TARC Ltd.(a)	231,938	447,701

		20,186,893

Retail REITs — 0.2%
Nexus Select Trust, NVS	1,128,106	1,716,861

Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	127,836	827,463

Software — 2.6%
Birlasoft Ltd.	411,144	3,842,620

Security	Shares	Value

Software (continued)
CE Info Systems Ltd.	33,967	$739,070
Intellect Design Arena Ltd.	203,816	2,714,230
KPIT Technologies Ltd.	408,753	7,725,004
Newgen Software Technologies Ltd.	157,862	1,615,671
Rategain Travel Technologies Ltd.(a)	117,119	1,149,496
Route Mobile Ltd.	70,416	1,354,221
Tanla Platforms Ltd.	163,734	1,929,332

		21,069,644

Specialty Retail — 0.8%
Aditya Birla Fashion and Retail Ltd.(a)	822,815	2,231,889
Arvind Fashions Ltd.	133,171	733,276
Electronics Mart India Ltd., NVS	236,521	588,867
Ethos Ltd., NVS	22,448	704,063
Go Fashion India Ltd.(a)	66,276	904,182
Redtape Ltd/India(a)	84,099	609,596
Thanga Mayil Jewellery Ltd., NVS	24,580	405,427

		6,177,300

Technology Hardware, Storage & Peripherals — 0.1%
Netweb Technologies India Ltd., NVS	36,721	752,567

Textiles, Apparel & Luxury Goods — 3.3%
Alok Industries Ltd.(a)	3,056,187	1,062,220
Arvind Ltd.	359,597	1,218,267
Bata India Ltd.	143,729	2,443,208
Campus Activewear Ltd.(a)	190,109	558,406
Garware Technical Fibres Ltd.	23,151	1,014,098
Gokaldas Exports Ltd.	121,358	1,233,235
Indo Count Industries Ltd.	175,145	717,505
Kalyan Jewellers India Ltd.	639,925	3,067,016
Klass Pack Ltd., NVS	39,477	45,560
KPR Mill Ltd.	213,911	1,981,892
PDS Ltd.	65,530	404,472
Rajesh Exports Ltd.(a)	183,430	681,853
Raymond Ltd.	82,504	1,824,092
Relaxo Footwears Ltd.	185,592	1,872,094
Safari Industries India Ltd.	53,568	1,315,486
Swan Energy Ltd.	172,860	1,553,559
Trident Ltd.	3,143,060	1,601,722
Vaibhav Global Ltd.	123,836	629,576
Vardhman Textiles Ltd.	251,509	1,295,267
VIP Industries Ltd.	157,880	1,051,672
Welspun Living Ltd.	482,992	899,823

		26,471,023

Tobacco — 0.2%
Godfrey Phillips India Ltd.	31,396	1,116,706
VST Industries Ltd.	9,050	401,713

		1,518,419

Trading Companies & Distributors — 0.4%
Hindware Home Innovation Ltd.	70,826	346,320
IndiaMART Intermesh Ltd.(b)	67,077	2,149,726
MSTC Ltd.	55,332	606,764

		3,102,810

Transportation Infrastructure — 0.2%
Dreamfolks Services Ltd., NVS	46,057	277,555
Gujarat Pipavav Port Ltd.	660,748	1,662,895

		1,940,450

Total Common Stocks — 99.9% (Cost: $669,584,827)		800,959,078

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobile Components — 0.0%
Sundaram Clayton Ltd., Preference Shares	7,035	$764

Total Preferred Stocks — 0.0% (Cost: $410)		764

Rights

Banks — 0.0%
South Indian Bank Ltd. (The) (Expires 03/27/24, Strike Price IDR 22) )(a)	680,694	84,109

Total Rights — 0.0% (Cost: $—)		84,109

Total Investments — 99.9% (Cost: $669,585,237)		801,043,951

Other Assets Less Liabilities — 0.1%		610,765

Net Assets — 100.0%		$801,654,716

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,736,408, representing 0.2% of its net assets as of period end, and an original cost of $1,165,134.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$299,231	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IFSC Nifty 50 Index	4	03/28/24	$177	$(1,288)

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$181,489	$—	$—	$—	$181,489

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,288)	$—	$—	$—	$(1,288)

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI India Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$88,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$80,315,825	$720,643,253	$—	$800,959,078
Preferred Stocks	—	764	—	764
Rights	—	84,109	—	84,109

	$80,315,825	$720,728,126	$—	$801,043,951

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,288)	$—	$(1,288)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)	$8,805,897,321	$801,043,951
Investments, at value — affiliated(b)	88,510,000	—
Cash	155,267,752	21,764,088
Cash pledged for futures contracts	216,000	9,000
Foreign currency, at value(c)	1,078,552	616,631
Receivables:
Investments sold	161,782,133	74,157,191
Capital shares sold	135,652,721	—
Dividends — unaffiliated	2,636,319	255,258
Dividends — affiliated	797,412	76,869
Variation margin on futures contracts	9,554	965

Total assets	9,351,847,764	897,923,953

LIABILITIES
Payables:
Investments purchased	270,374,339	33,329,075
Capital shares redeemed	—	43,512,959
Deferred foreign capital gain tax	219,860,003	18,940,843
Foreign taxes	—	5,881
Investment advisory fees	4,119,538	480,479

Total liabilities	494,353,880	96,269,237

Commitments and contingent liabilities

NET ASSETS	$8,857,493,884	$801,654,716

NET ASSETS CONSIST OF
Paid-in capital	$6,468,367,229	$645,344,085
Accumulated earnings	2,389,126,655	156,310,631

NET ASSETS	$8,857,493,884	$801,654,716

NET ASSET VALUE
Shares outstanding	173,600,000	11,050,000

Net asset value	$51.02	$72.55

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$7,147,307,068	$669,585,237
(b) Investments, at cost — affiliated	$88,510,000	$—
(c) Foreign currency, at cost	$1,078,437	$616,607

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$33,440,013	$2,187,612
Dividends — affiliated	3,143,068	299,231
Foreign taxes withheld	(8,010,719)	(391,314)

Total investment income	28,572,362	2,095,529

EXPENSES
Investment advisory	21,701,096	2,113,062
Interest expense	76,554	35,307
Commitment costs	19,473	2,513

Total expenses	21,797,123	2,150,882

Net investment income (loss)	6,775,239	(55,353)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(19,622,461)	13,551,460
Foreign currency transactions	(2,837,578)	(591,355)
Futures contracts	1,185,887	181,489

	(21,274,152)	13,141,594

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	1,081,820,153	70,091,789
Foreign currency translations	2,706	685
Futures contracts	(79,581)	(1,288)

	1,081,743,278	70,091,186

Net realized and unrealized gain	1,060,469,126	83,232,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,067,244,365	$83,177,427

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(2,776,703)	$(4,908,496)
(b) Net of increase in deferred foreign capital gain tax of	$(163,613,617)	$(7,592,991)
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$6,775,239	$24,354,156	$(55,353)	$824,593
Net realized gain (loss)	(21,274,152)	(170,802,234)	13,141,594	81,779,762
Net change in unrealized appreciation (depreciation)	1,081,743,278	211,124,528	70,091,186	(42,292,040)

Net increase in net assets resulting from operations	1,067,244,365	64,676,450	83,177,427	40,312,315

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	—	—	(1,937,789)	(224,971)
Return of capital	—	(9,188,147)	—	—

Decrease in net assets resulting from distributions to shareholders	—	(9,188,147)	(1,937,789)	(224,971)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,850,067,151	1,699,075,760	305,850,355	69,677,478

NET ASSETS
Total increase in net assets	2,917,311,516	1,754,564,063	387,089,993	109,764,822
Beginning of period	5,940,182,368	4,185,618,305	414,564,723	304,799,901

End of period	$8,857,493,884	$5,940,182,368	$801,654,716	$414,564,723

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI India ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$43.77		$43.22		$48.79		$33.37		$32.38		$35.68

Net investment income(a)	0.05		0.21		0.21		0.14		0.14		0.29
Net realized and unrealized gain (loss)(b)	7.20		0.42		(2.87)		15.35		0.96		(3.00)

Net increase (decrease) from investment operations	7.25		0.63		(2.66)		15.49		1.10		(2.71)

Distributions(c)
From net investment income	—		—		(2.91)		(0.07)		(0.11)		(0.49)
Return of capital	—		(0.08)		—		—		—		(0.10)

Total distributions	—		(0.08)		(2.91)		(0.07)		(0.11)		(0.59)

Net asset value, end of period	$51.02		$43.77		$43.22		$48.79		$33.37		$32.38

Total Return(d)
Based on net asset value	16.56	%(e)	1.44%		(5.66)%		46.54%		3.40%		(7.61)%

Ratios to Average Net Assets(f)
Total expenses	0.63	%(g)	0.65%		0.68%		0.65%		0.69%		0.69%

Net investment income	0.20	%(g)	0.51%		0.47%		0.35%		0.43%		0.86%

Supplemental Data
Net assets, end of period (000)	$8,857,494		$5,940,182		$4,185,618		$6,350,592		$3,093,833		$4,899,749

Portfolio turnover rate(h)	7	%(i)	18	%(i)	95	%(i)	25	%(i)	25	%(i)	9	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	7%	14%	91%	17%	19%	6%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

			iShares MSCI India Small-Cap ETF

	Six Months Ended
	02/29/24		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/23	(a)	08/31/22	(a)	08/31/21	(a)	08/31/20	(a)	08/31/19	(a)

Net asset value, beginning of period	$62.81		$54.43		$57.80		$34.60		$33.39		$44.10

Net investment income (loss)(b)		(0.01)	0.15		0.04			(0.01)	0.15		0.10
Net realized and unrealized gain (loss)(c)	9.99		8.28		(2.64)		23.26		1.88		(10.60)

Net increase (decrease) from investment operations	9.98		8.43		(2.60)		23.25		2.03		(10.50)

Distributions(d)
From net investment income	—		—		(0.77)			(0.05)		(0.82)	(0.21)
From net realized gain		(0.24)		(0.05)	—		—		—		—
Return of capital	—		—		—		(0.00	)(e)	—		—

Total distributions		(0.24)		(0.05)	(0.77)			(0.05)		(0.82)	(0.21)

Net asset value, end of period	$72.55		$62.81		$54.43		$57.80		$34.60		$33.39

Total Return(f)
Based on net asset value	15.83	%(g)		15.50%	(4.61)%			67.25%		6.35%	(23.88)%

Ratios to Average Net Assets(h)
Total expenses	0.75	%(i)	0.80	%(j)	0.74%			0.74%		0.81%	0.76%

Net investment income (loss)	(0.02	)%(i)		0.28%	0.08%			(0.01)%		0.45%	0.28%

Supplemental Data
Net assets, end of period (000)	$801,655		$414,565		$304,800		$329,466		$193,770		$270,433

Portfolio turnover rate(k)	26	%(l)	150	%(l)	56	%(l)	55	%(l)	32	%(l)	24	%(l)

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.74%.
(k)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(l) Portfolio turnover rate excluding cash creations was as follows:	17%	128%	37%	37%	28%	19%

See notes to financial statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for MSCI India Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI India	$2,167,240,207	$493,074,890
MSCI India Small-Cap	453,840,443	164,356,336

There were no in-kind transactions for the six months ended February 29, 2024.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

MSCI India	$(408,251,134)	$(70,695,940)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI India	$5,791,930,894	$3,514,025,721	$(411,596,244)	$3,102,429,477
MSCI India Small-Cap	638,710,076	188,264,377	(25,931,790)	162,332,587

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI India
Shares sold	37,900,000	$1,850,067,151	44,900,000	$1,947,706,220
Shares redeemed	—	—	(6,050,000)	(248,630,460)

	37,900,000	$1,850,067,151	38,850,000	$1,699,075,760

MSCI India Small-Cap
Shares sold	5,050,000	$349,398,659	2,100,000	$126,296,325
Shares redeemed	(600,000)	(43,548,304)	(1,100,000)	(56,618,847)

	4,450,000	$305,850,355	1,000,000	$69,677,478

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI India ETF and iShares MSCI India Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	29

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI India Small-Cap	$—	$0.243747	$—	$0.243747	—%	100%	—%	100%

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca

•  iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ

•  iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	11.80%	15.82%	11.20%	8.55%	15.82%	70.03%	120.61%
Fund Market	11.71	15.82	11.21	8.55	15.82	70.11	120.55
Index	11.34	15.33	11.00	8.65	15.33	68.54	122.59

The inception date of the Fund was July 9, 2014. The first day of secondary market trading was July 10, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,118.00	$ 0.16		$ 1,000.00	$ 1,024.70	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.8%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	0.6
Other assets less liabilities	(0.5)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	18.2%
Industrials	17.4
Consumer Discretionary	16.0
Information Technology	14.4
Consumer Staples	7.4
Health Care	6.9
Materials	5.4
Utilities	5.2
Communication Services	4.1
Energy	4.1
Real Estate	0.9

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.67%	16.04%	8.71%	6.38%	16.04%	51.84%	85.69%
Fund Market	11.79	16.31	8.75	6.38	16.31	52.09	85.68
Index	11.30	15.55	8.80	6.54	15.55	52.45	88.41

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,116.70	$ 0.16		$ 1,000.00	$ 1,024.70	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.9%
Short-term Investments	10.4
Forward foreign currency exchange contracts, net cumulative appreciation	0.6
Other assets less liabilities	(10.9)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Industrials	20.6%
Financials	19.0
Information Technology	17.8
Consumer Discretionary	15.1
Health Care	7.9
Materials	6.1
Communication Services	5.8
Utilities	3.5
Consumer Staples	2.4
Real Estate	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	20.14%	45.78%	15.65%	11.28%	45.78%	106.88%	191.30%
Fund Market	20.25	45.86	15.66	11.28	45.86	106.99	191.27
Index	20.62	46.77	16.44	11.91	46.77	114.06	208.01

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,201.40	$ 0.05		$ 1,000.00	$ 1,024.80	$ 0.05		0.01%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.8%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	2.4
Other assets less liabilities	(2.3)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Industrials	22.0%
Consumer Discretionary	19.6
Information Technology	15.7
Financials	13.0
Health Care	8.1
Communication Services	7.1
Consumer Staples	5.3
Materials	4.5
Real Estate	2.8
Utilities	1.0
Energy	0.8

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) February 29, 2024	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Eurozone ETF(a)	7,957,000	$390,290,850

Total Investment Companies (Cost: $381,055,717)		390,290,850

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(a)(b)	230,000	230,000

Total Short-Term Securities — 0.1% (Cost: $230,000)		230,000

Total Investments in Securities — 99.9% (Cost: $381,285,717)		390,520,850

Other Assets Less Liabilities — 0.1%		444,556

Net Assets — 100.0%		$390,965,406

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$7,072,263	$—		$(7,073,849	)(b)	$1,586	$—	$—	—	$13,382	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	70,000	(b)	—		—	—	230,000	230,000	4,845		—
iShares MSCI Eurozone ETF	331,161,227	116,591,677		(90,372,937)		2,001,595	30,909,288	390,290,850	7,957,000	2,764,948		—

						$2,003,181	$30,909,288	$390,520,850		$2,783,175		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	1,554,000	USD	1,673,122	Barclays Bank PLC	03/04/24	$6,440
USD	5,047,530	EUR	4,663,000	BNP Paribas SA	03/04/24	7,762
USD	18,430,517	EUR	16,945,000	Citibank N.A.	03/04/24	116,370
USD	8,457,992	EUR	7,772,000	JPMorgan Chase Bank N.A.	03/04/24	58,018
USD	349,626,133	EUR	321,458,345	Morgan Stanley & Co. International PLC	03/04/24	2,194,118
USD	13,306,331	EUR	12,282,000	Bank of America N.A.	04/02/24	16,295
USD	373,852,525	EUR	345,060,345	State Street Bank & Trust Co.	04/02/24	471,614

						2,870,617

EUR	2,670,000	USD	2,898,814	JPMorgan Chase Bank N.A.	03/04/24	(13,079)

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	346,614,345	USD	375,093,666	State Street Bank & Trust Co.	03/04/24	$(473,059)
USD	699,741	EUR	647,000	State Street Bank & Trust Co.	04/02/24	(361)

						(486,499)

						$2,384,118

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$2,870,617	$—	$—	$2,870,617

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$486,499	$—	$—	$486,499

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$7,727,531	$—	$—	$7,727,531

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(3,764,012)	$—	$—	$(3,764,012)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$362,121,366
Average amounts sold — in USD	$715,108,811

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,870,617	$486,499

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,870,617	486,499
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$2,870,617	$486,499

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Eurozone ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

Bank of America N.A.	$16,295	$—	$—	$—	$16,295
Barclays Bank PLC	6,440	—	—	—	6,440
BNP Paribas SA	7,762	—	—	—	7,762
Citibank N.A.	116,370	—	—	—	116,370
JPMorgan Chase Bank N.A.	58,018	(13,079)	—	—	44,939
Morgan Stanley & Co. International PLC	2,194,118	—	—	—	2,194,118
State Street Bank & Trust Co.	471,614	(471,614)	—	—	—

	$2,870,617	$(484,693)	$—	$—	$2,385,924

	Derivative
	Liabilities
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

JPMorgan Chase Bank N.A.	$13,079	$(13,079)	$—	$—	$—
State Street Bank & Trust Co.	473,420	(471,614)	—	—	1,806

	$486,499	$(484,693)	$—	$—	$1,806

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$390,290,850	$—	$—	$390,290,850
Short-Term Securities
Money Market Funds	230,000	—	—	230,000

	$390,520,850	$—	$—	$390,520,850

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$2,870,617	$—	$2,870,617
Liabilities
Foreign Currency Exchange Contracts	—	(486,499)	—	(486,499)

	$—	$2,384,118	$—	2,384,118

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Germany ETF(a)(b)	1,112,139	$34,075,939

Total Investment Companies (Cost: $38,015,758)		34,075,939

Short-Term Securities

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(c)(d)	3,546,516	3,548,289

Total Short-Term Securities — 10.4% (Cost: $3,548,289)		3,548,289

Total Investments in Securities — 110.3% (Cost: $41,564,047)		37,624,228

Liabilities in Excess of Other Assets — (10.3)%		(3,506,681)

Net Assets — 100.0%		$34,117,547

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,998,138	$1,547,220	(a)	$—		$2,931	$—	$3,548,289	3,546,516	$86,384	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	60,000	—		(60,000	)(a)	—	—	—	—	295		—
iShares MSCI Germany ETF	35,151,587	1,832,515		(5,854,527)		(354,332)	3,300,696	34,075,939	1,112,139	1,765		—

						$(351,401)	$3,300,696	$37,624,228		$88,444		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,448,772	EUR	1,332,000	Citibank N.A.	03/04/24	$9,147
USD	31,494,357	EUR	28,957,000	Morgan Stanley & Co. International PLC	03/04/24	197,646
USD	1,305,509	EUR	1,205,000	Natwest Markets PLC	04/02/24	1,610
USD	32,496,729	EUR	29,994,000	State Street Bank & Trust Co.	04/02/24	40,995

						249,398

EUR	313,000	USD	339,823	JPMorgan Chase Bank N.A.	03/04/24	(1,533)
EUR	29,994,000	USD	32,458,007	State Street Bank & Trust Co.	03/04/24	(40,507)
USD	19,415	EUR	18,000	HSBC Bank PLC	03/04/24	(40)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	61,647	EUR	57,000	Bank of New York	04/02/24	$(32)

						(42,112)

						$207,286

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$249,398	$—	$—	$249,398

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$42,112	$—	$—	$42,112

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$949,738	$—	$—	$949,738

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(463,202)	$—	$—	$(463,202)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$32,453,440
Average amounts sold — in USD	$65,360,945

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$249,398	$42,112

Total derivative assets and liabilities in the Statement of Assets and Liabilities	249,398	42,112
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$249,398	$42,112

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Germany ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

Citibank N.A.	$9,147	$—	$—	$—	$9,147
Morgan Stanley & Co. International PLC	197,646	—	—	—	197,646
Natwest Markets PLC	1,610	—	—	—	1,610
State Street Bank & Trust Co.	40,995	(40,507)	—	—	488

	$249,398	$(40,507)	$—	$—	$208,891

	Derivative
	Liabilities
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

Bank of New York	$32	$—	$—	$—	$32
HSBC Bank PLC	40	—	—	—	40
JPMorgan Chase Bank N.A.	1,533	—	—	—	1,533
State Street Bank & Trust Co.	40,507	(40,507)	—	—	—

	$42,112	$(40,507)	$—	$—	$1,605

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$34,075,939	$—	$—	$34,075,939
Short-Term Securities
Money Market Funds	3,548,289	—	—	3,548,289

	$37,624,228	$—	$—	$37,624,228

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$249,398	$—	$249,398
Liabilities
Foreign Currency Exchange Contracts	—	(42,112)	—	(42,112)

	$—	$207,286	$—	207,286

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Japan ETF(a)	4,380,037	$302,748,157

Total Investment Companies (Cost: $292,871,321)		302,748,157

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(a)(b)	200,000	200,000

Total Short-Term Securities — 0.1% (Cost: $200,000)		200,000

Total Investments in Securities — 99.9% (Cost: $293,071,321)		302,948,157

Other Assets Less Liabilities — 0.1%		413,569

Net Assets — 100.0%		$303,361,726

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$13	(b)	$—	$(13)	$—	$—	—	$10,322	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	100,000	(b)	—	—	—	200,000	200,000	5,580		—
iShares MSCI Japan ETF	215,596,625	229,833,505		(169,824,921)	1,287,531	25,855,417	302,748,157	4,380,037	2,934,013		—

					$1,287,518	$25,855,417	$302,948,157		$2,949,915		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	1,647,736,000	USD	10,982,092	HSBC Bank PLC	03/04/24	$8,677
USD	16,613,317	JPY	2,465,602,000	BNP Paribas SA	03/04/24	167,199
USD	27,775,948	JPY	4,040,595,000	Citibank N.A.	03/04/24	824,274
USD	342,312	JPY	51,031,000	HSBC Bank PLC	03/04/24	1,923
USD	3,662,926	JPY	548,227,000	Imperial Bank of Canada	03/04/24	6,129
USD	7,320,565	JPY	1,097,005,000	JPMorgan Chase Bank N.A.	03/04/24	3,295
USD	160,009	JPY	23,951,000	Natwest Markets PLC	03/04/24	251
USD	150,561	JPY	22,568,000	Toronto Dominion Bank	03/04/24	28
USD	215,692,276	JPY	31,377,661,238	UBS AG	03/04/24	6,396,243

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	361,887,000	USD	2,424,262	JPMorgan Chase Bank N.A.	04/02/24	$620
USD	278,664,451	JPY	41,518,077,238	BNP Paribas SA	04/02/24	465,922
USD	26,702,959	JPY	3,978,522,000	Toronto Dominion Bank	04/02/24	44,235

						7,918,796

JPY	42,339,993,238	USD	282,919,610	BNP Paribas SA	03/04/24	(502,366)
JPY	356,022,000	USD	2,441,005	JPMorgan Chase Bank N.A.	03/04/24	(66,258)
USD	1,826,770	JPY	274,675,000	Bank of America N.A.	03/04/24	(5,374)
USD	10,953,513	JPY	1,646,208,000	BNP Paribas SA	03/04/24	(27,064)
USD	18,290,522	JPY	2,746,558,000	HSBC Bank PLC	03/04/24	(29,636)
USD	278,789	JPY	41,907,000	Morgan Stanley & Co. International PLC	03/04/24	(740)
USD	51,623	JPY	7,763,000	Natwest Markets PLC	03/04/24	(158)

						(631,596)

						$7,287,200

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$7,918,796	$—	$—	$7,918,796

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$631,596	$—	$—	$631,596

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$12,280,643	$—	$—	$12,280,643

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$55,656	$—	$—	$55,656

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$275,467,528
Average amounts sold — in USD	$541,432,303

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Japan ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$7,918,796	$631,596

Total derivative assets and liabilities in the Statement of Assets and Liabilities	7,918,796	631,596
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$7,918,796	$631,596

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

BNP Paribas SA	$633,121	$(529,430)	$—	$—	$103,691
Citibank N.A.	824,274	—	—	—	824,274
HSBC Bank PLC	10,600	(10,600)	—	—	—
Imperial Bank of Canada	6,129	—	—	—	6,129
JPMorgan Chase Bank N.A.	3,915	(3,915)	—	—	—
Natwest Markets PLC	251	(158)	—	—	93
Toronto Dominion Bank	44,263	—	—	—	44,263
UBS AG	6,396,243	—	—	—	6,396,243

	$7,918,796	$(544,103)	$—	$—	$7,374,693

	Derivative
	Liabilities
	Subject to	Derivatives	Non-Cash	Cash	Net Amount
	an MNA by	Available	Collateral	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

Bank of America N.A.	$5,374	$—	$—	$—	$5,374
BNP Paribas SA	529,430	(529,430)	—	—	—
HSBC Bank PLC	29,636	(10,600)	—	—	19,036
JPMorgan Chase Bank N.A.	66,258	(3,915)	—	—	62,343
Morgan Stanley & Co. International PLC	740	—	—	—	740
Natwest Markets PLC	158	(158)	—	—	—

	$631,596	$(544,103)	$—	$—	$87,493

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$302,748,157	$—	$—	$302,748,157

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Japan ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$200,000	$—	$—	$200,000

	$302,948,157	$—	$—	$302,948,157

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,918,796	$—	$7,918,796
Liabilities
Foreign Currency Exchange Contracts	—	(631,596)	—	(631,596)

	$—	$7,287,200	$—	7,287,200

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments, at value — affiliated(a)(b)	$390,520,850	$37,624,228	$302,948,157
Cash	1,509	—	1,793
Receivables:
Securities lending income — affiliated	—	10,705	—
Capital shares sold	—	—	58,294
Dividends — affiliated	192	—	782
Unrealized appreciation on forward foreign currency exchange contracts	2,870,617	249,398	7,918,796

Total assets	393,393,168	37,884,331	310,927,822

LIABILITIES
Bank overdraft	—	438	—
Collateral on securities loaned, at value	—	3,549,125	—
Payables:
Investments purchased	1,932,247	174,080	6,931,949
Investment advisory fees	9,016	1,029	2,551
Unrealized depreciation on forward foreign currency exchange contracts	486,499	42,112	631,596

Total liabilities	2,427,762	3,766,784	7,566,096

Commitments and contingent liabilities

NET ASSETS	$390,965,406	$34,117,547	$303,361,726

NET ASSETS CONSIST OF
Paid-in capital	$416,245,383	$76,445,562	$319,658,189
Accumulated loss	(25,279,977)	(42,328,015)	(16,296,463)

NET ASSETS	$390,965,406	$34,117,547	$303,361,726

NET ASSET VALUE
Shares outstanding	11,100,000	1,000,000	7,550,000

Net asset value	$35.22	$34.12	$40.18

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — affiliated	$381,285,717	$41,564,047	$293,071,321
(b) Securities loaned, at value	$—	$3,477,640	$—
See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

INVESTMENT INCOME
Dividends — affiliated	$2,769,793	$2,060	$2,939,593
Securities lending income — affiliated — net	13,382	86,384	10,322

Total investment income	2,783,175	88,444	2,949,915

EXPENSES
Investment advisory	1,068,074	85,290	593,373
Commitment costs	1,703	154	1,026

Total expenses	1,069,777	85,444	594,399

Less:
Investment advisory fees waived	(1,018,096)	(79,966)	(586,789)

Total expenses after fees waived	51,681	5,478	7,610

Net investment income	2,731,494	82,966	2,942,305

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(958,321)	(333,420)	(1,467,589)
Forward foreign currency exchange contracts	7,727,531	949,738	12,280,643
In-kind redemptions — affiliated(a)	2,961,502	(17,981)	2,755,107

	9,730,712	598,337	13,568,161

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	30,909,288	3,300,696	25,855,417
Forward foreign currency exchange contracts	(3,764,012)	(463,202)	55,656

	27,145,276	2,837,494	25,911,073

Net realized and unrealized gain	36,875,988	3,435,831	39,479,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,607,482	$3,518,797	$42,421,539

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

		iShares Currency Hedged MSCI Eurozone ETF			iShares Currency Hedged MSCI Germany ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,731,494		$7,503,836	$82,966	$1,150,274
Net realized gain (loss)	9,730,712		(44,700,444)	598,337	(5,025,112)
Net change in unrealized appreciation (depreciation)	27,145,276		103,272,177	2,837,494	12,430,166

Net increase in net assets resulting from operations	39,607,482		66,075,569	3,518,797	8,555,328

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,815,286	)(b)	(57,511,739)	(66,214)	(1,139,414)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	22,479,791		(30,008,453)	(4,540,587)	(8,490,927)

NET ASSETS
Total increase (decrease) in net assets	59,271,987		(21,444,623)	(1,088,004)	(1,075,013)
Beginning of period	331,693,419		353,138,042	35,205,551	36,280,564

End of period	$390,965,406		$331,693,419	$34,117,547	$35,205,551

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,942,305	$1,644,865
Net realized gain (loss)	13,568,161	(51,545,835)
Net change in unrealized appreciation (depreciation)	25,911,073	89,524,568

Net increase in net assets resulting from operations	42,421,539	39,623,598

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,048,595)	(79,916,537)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	48,495,585	(208,964,696)

NET ASSETS
Total increase (decrease) in net assets	87,868,529	(249,257,635)
Beginning of period	215,493,197	464,750,832

End of period	$303,361,726	$215,493,197

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$31.74		$30.98	$37.33		$28.36	$29.86		$29.76

Net investment income(a)	0.25		0.75	1.18		0.83	0.35		0.76
Net realized and unrealized gain (loss)(b)	3.48		6.16	(6.17)		9.00	(0.64)		0.24

Net increase (decrease) from investment operations	3.73		6.91	(4.99)		9.83	(0.29)		1.00

Distributions(c)
From net investment income	(0.25	)(d)	(0.71)	(1.36)		(0.86)	(0.38)		(0.90)
From net realized gain	—		(5.44)	(0.00	)(e)	—	(0.83)		(0.00	)(e)
Return of capital	—		—	—		—	(0.00	)(e)	—

Total distributions		(0.25)	(6.15)	(1.36)		(0.86)	(1.21)		(0.90)

Net asset value, end of period	$35.22		$31.74	$30.98		$37.33	$28.36		$29.86

Total Return(f)
Based on net asset value	11.80	%(g)	24.30%	(13.50)%		35.04%	(1.21)%		3.41%

Ratios to Average Net Assets(h)
Total expenses	0.62	%(i)	0.62%	0.62%		0.62%	0.62%		0.62%

Total expenses after fees waived	0.03	%(i)	0.03%	0.03%		0.03%	0.03%		0.03%

Net investment income	1.59	%(i)	2.40%	3.32%		2.52%	1.18%		2.63%

Supplemental Data
Net assets, end of period (000)	$390,965		$331,693	$353,138		$744,670	$569,970		$868,987

Portfolio turnover rate(j)		5%	14%	6%		14%	10%		5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$30.61		$25.02	$33.37	$28.13	$26.21		$27.64

Net investment income(a)	0.08		0.92	1.06	0.85	0.21		0.55
Net realized and unrealized gain (loss)(b)	3.50		5.64	(8.32)	5.31	2.06		(1.25)

Net increase (decrease) from investment operations	3.58		6.56	(7.26)	6.16	2.27		(0.70)

Distributions(c)
From net investment income		(0.07)	(0.97)	(1.09)	(0.92)	(0.35)		(0.73)
Return of capital	—		—	—	—	(0.00	)(d)	(0.00	)(d)

Total distributions		(0.07)	(0.97)	(1.09)	(0.92)	(0.35)		(0.73)

Net asset value, end of period	$34.12		$30.61	$25.02	$33.37	$28.13		$26.21

Total Return(e)
Based on net asset value	11.67	%(f)	26.26%	(21.88)%	22.12%	8.71%		(2.65)%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.53%	0.53%	0.53%	0.53%		0.53%

Total expenses after fees waived	0.03	%(h)	0.03%	0.04%	0.03%	0.02%		0.04%

Net investment income	0.52	%(h)	3.17%	3.49%	2.78%	0.77%		2.09%

Supplemental Data
Net assets, end of period (000)	$34,118		$35,206	$36,281	$63,394	$75,957		$154,620

Portfolio turnover rate(i)		4%	18%	9%	16%	12%		5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$33.94		$38.73		$38.66		$31.50		$29.13		$32.36

Net investment income(a)	0.47		0.25		1.02		0.51		0.72		0.45
Net realized and unrealized gain (loss)(b)	6.29		7.27		(0.09)		7.06		2.35		(3.04)

Net increase (decrease) from investment operations	6.76		7.52		0.93		7.57		3.07		(2.59)

Distributions(c)
From net investment income		(0.52)	(0.27)		(0.86)		(0.41)		(0.70)		(0.64)
From net realized gain	—		(12.04)		(0.00	)(d)	—		—		—

Total distributions		(0.52)	(12.31)		(0.86)		(0.41)		(0.70)		(0.64)

Net asset value, end of period	$40.18		$33.94		$38.73		$38.66		$31.50		$29.13

Total Return(e)
Based on net asset value	20.14	%(f)	27.07%		2.43%		24.08%		10.52%		(8.06)%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.53%		0.53%		0.53%		0.53%		0.53%

Total expenses after fees waived	0.01	%(h)	0.00	%(i)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)

Net investment income	2.63	%(h)	0.74%		2.62%		1.38%		2.31%		1.47%

Supplemental Data
Net assets, end of period (000)	$303,362		$215,493		$464,751		$535,398		$247,256		$329,138

Portfolio turnover rate(j)		8%	29%		6%		7%		9%		9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Rounds to less than 0.01%.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Japan	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI Germany
Mizuho Securities USA LLC	$91,920	$(91,920)	$—		$—
Morgan Stanley	2,460,392	(2,460,392)	—		—
SG Americas Securities LLC	925,328	(925,328)	—		—

	$3,477,640	$(3,477,640)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

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Notes to Financial Statements (unaudited) (continued)

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Currency Hedged MSCI Eurozone	0.62%
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Japan	0.53

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2025 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 29, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Currency Hedged MSCI Eurozone	$1,018,096
Currency Hedged MSCI Germany	79,966
Currency Hedged MSCI Japan	586,789

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Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Currency Hedged MSCI Eurozone	$3,634
Currency Hedged MSCI Germany	18,265
Currency Hedged MSCI Japan	3,359

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI Eurozone	$21,880,927	$17,018,081
Currency Hedged MSCI Germany	1,832,515	1,402,558
Currency Hedged MSCI Japan	31,223,951	17,521,982

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI Eurozone	$94,710,749	$73,354,856
Currency Hedged MSCI Germany	—	4,451,969
Currency Hedged MSCI Japan	198,609,554	152,302,939

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Capital Losses

Currency Hedged MSCI Eurozone	$—	$(39,759,953)
Currency Hedged MSCI Germany	(38,514,846)	—
Currency Hedged MSCI Japan	—	(39,152,435)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI Eurozone	$381,928,469	$12,105,750	$(1,129,251)	$10,976,499
Currency Hedged MSCI Germany	41,600,144	249,398	(4,018,028)	(3,768,630)
Currency Hedged MSCI Japan	293,613,283	17,795,632	(1,173,558)	16,622,074

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Eurozone
Shares sold	2,900,000	$95,485,980	7,400,000	$228,433,701
Shares redeemed	(2,250,000)	(73,006,189)	(8,350,000)	(258,442,154)

	650,000	$22,479,791	(950,000)	$(30,008,453)

Currency Hedged MSCI Germany
Shares sold	—	$—	5,650,000	$155,408,081
Shares redeemed	(150,000)	(4,540,587)	(5,950,000)	(163,899,008)

	(150,000)	$(4,540,587)	(300,000)	$(8,490,927)

Currency Hedged MSCI Japan
Shares sold	5,550,000	$201,561,038	15,600,000	$515,196,763
Shares redeemed	(4,350,000)	(153,065,453)	(21,250,000)	(724,161,459)

	1,200,000	$48,495,585	(5,650,000)	$(208,964,696)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Currency Hedged MSCI Eurozone(a)	$0.252214	$—	$0.000278	$0.252492	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	33

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	35

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI United Kingdom ETF | EWU | NYSE Arca
•	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.45%	5.61%	3.86%	1.57%	5.61%	20.83%	16.83%
Fund Market	4.70	5.81	3.95	1.58	5.81	21.40	17.01
Index	4.58	5.45	4.44	2.11	5.45	24.28	23.24

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,044.50	$ 2.54		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.4%
Consumer Staples	17.1
Industrials	13.2
Energy	12.7
Health Care	12.6
Materials	9.9
Consumer Discretionary	7.5
Utilities	4.1
Communication Services	2.6
Information Technology	1.1
Real Estate	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Shell PLC	8.5%
AstraZeneca PLC	8.3
HSBC Holdings PLC	6.3
Unilever PLC	5.2
BP PLC	4.2
GSK PLC	3.6
Diageo PLC	3.5
RELX PLC	3.5
Rio Tinto PLC	3.1
British American Tobacco PLC	2.5

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.53%	3.75%	(0.45)%	(0.09)%	3.75%	(2.22)%	(0.87)%
Fund Market	3.80	4.19	(0.37)	(0.05)	4.19	(1.84)	(0.48)
Index	3.73	3.59	0.13	0.49	3.59	0.63	5.05

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.30	$ 2.99		$ 1,000.00	$ 1,021.90	$ 2.97		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	22.9%
Financials	18.0
Consumer Discretionary	16.8
Real Estate	12.2
Information Technology	6.2
Materials	5.8
Communication Services	5.6
Consumer Staples	5.3
Health Care	3.6
Energy	2.0
Utilities	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Intermediate Capital Group PLC	1.9%
B&M European Value Retail SA	1.8
Weir Group PLC (The)	1.6
Marks & Spencer Group PLC	1.6
Diploma PLC	1.6
Rightmove PLC	1.5
Howden Joinery Group PLC	1.5
IMI PLC	1.5
DS Smith PLC	1.5
Beazley PLC	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.1%
BAE Systems PLC	3,262,882	$51,216,322
Melrose Industries PLC	1,437,564	11,545,018
Rolls-Royce Holdings PLC(a)	9,055,625	42,265,326

		105,026,666

Banks — 10.7%
Barclays PLC	16,304,966	34,077,452
HSBC Holdings PLC	20,611,820	160,437,653
Lloyds Banking Group PLC	68,394,890	40,440,101
NatWest Group PLC, NVS	6,151,744	18,600,405
Standard Chartered PLC	2,447,352	20,692,271

		274,247,882

Beverages — 3.8%
Coca-Cola HBC AG, Class DI	238,075	7,421,578
Diageo PLC	2,407,341	90,191,720

		97,613,298

Broadline Retail — 0.5%
Next PLC	130,364	13,706,246

Capital Markets — 3.9%
3i Group PLC	1,047,241	32,719,009
abrdn PLC	1,996,242	3,975,301
Hargreaves Lansdown PLC	385,448	3,552,361
London Stock Exchange Group PLC	448,083	50,325,628
Schroders PLC	870,489	4,338,613
St. James’s Place PLC	583,188	3,713,368

		98,624,280

Chemicals — 0.3%
Croda International PLC	142,724	8,604,401

Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,714,031	15,108,948

Construction Materials — 2.4%
CRH PLC	746,456	62,172,528

Consumer Staples Distribution & Retail — 1.4%
J Sainsbury PLC	1,770,190	5,588,179
Ocado Group PLC(a)	624,492	4,044,697
Tesco PLC	7,588,957	26,766,500

		36,399,376
Diversified Consumer Services — 0.3%
Pearson PLC	682,742	8,299,808

Diversified REITs — 0.2%
Land Securities Group PLC	755,662	5,920,172

Diversified Telecommunication Services — 0.4%
BT Group PLC	6,975,765	9,207,811

Electric Utilities — 0.9%
SSE PLC	1,175,863	24,166,795

Electronic Equipment, Instruments & Components —0.5%
Halma PLC	405,437	11,806,938

Financial Services — 0.6%
M&G PLC	2,430,502	6,910,010
Wise PLC, Class A(a)	655,573	7,615,982

		14,525,992

Food Products — 0.4%
Associated British Foods PLC	368,100	10,592,453

Security	Shares	Value

Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	940,596	$12,409,050

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	1

Hotels, Restaurants & Leisure — 5.0%
Compass Group PLC	1,839,127	50,463,074
Entain PLC	682,181	7,871,768
Flutter Entertainment PLC(a)	190,446	41,238,212
InterContinental Hotels Group PLC	177,794	18,880,541
Whitbread PLC	200,610	8,379,482

		126,833,077

Household Durables — 1.0%
Barratt Developments PLC	1,040,785	6,140,740
Berkeley Group Holdings PLC	113,626	6,675,879
Persimmon PLC	341,125	5,878,755
Taylor Wimpey PLC	3,806,784	6,634,252

		25,329,626

Household Products — 1.9%
Reckitt Benckiser Group PLC	768,506	48,556,400

Industrial Conglomerates — 0.6%
DCC PLC	106,569	7,574,141
Smiths Group PLC	371,039	7,554,131

		15,128,272

Industrial REITs — 0.5%
Segro PLC	1,254,755	13,420,220

Insurance — 3.1%
Admiral Group PLC	281,127	9,485,584
Aviva PLC	2,947,447	16,647,702
Legal & General Group PLC	6,433,500	19,725,399
Phoenix Group Holdings PLC	802,170	5,052,091
Prudential PLC	2,958,402	29,148,669

		80,059,445

Interactive Media & Services — 0.4%
Auto Trader Group PLC(c)	977,100	9,149,382

Machinery — 0.4%
Spirax-Sarco Engineering PLC	79,555	10,379,887

Media — 1.0%
Informa PLC	1,477,681	15,150,550
WPP PLC	1,147,827	10,269,040

		25,419,590

Metals & Mining — 6.8%
Anglo American PLC	1,367,160	29,458,131
Antofagasta PLC	421,132	9,675,609
Endeavour Mining PLC	195,314	3,151,333
Glencore PLC	11,157,858	53,045,871
Rio Tinto PLC	1,211,680	77,729,684

		173,060,628

Multi-Utilities — 2.4%
Centrica PLC	5,851,410	9,309,984
National Grid PLC	4,002,072	52,367,120

		61,677,104

Oil, Gas & Consumable Fuels — 12.6%
BP PLC	18,416,566	107,001,410
Shell PLC	6,996,227	216,391,979

		323,393,389

Paper & Forest Products — 0.3%
Mondi PLC, NVS(d)	471,399	8,381,233

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 6.2%
Haleon PLC	6,458,132	$27,093,347
Unilever PLC	2,690,227	131,375,191

		158,468,538

Pharmaceuticals — 12.0%
AstraZeneca PLC	1,667,839	210,236,807
GSK PLC	4,427,461	92,615,573
Hikma Pharmaceuticals PLC	178,750	4,436,024

		307,288,404

Professional Services — 5.5%
Experian PLC	988,561	42,335,653
Intertek Group PLC	174,075	10,189,342
RELX PLC	2,028,458	88,854,759

		141,379,754

Software — 0.7%
Sage Group PLC (The)	1,096,637	17,274,879

Specialty Retail — 0.4%
JD Sports Fashion PLC	2,810,179	4,199,201
Kingfisher PLC	2,010,496	5,962,316

		10,161,517

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC	385,844	6,264,866

Tobacco — 3.3%
British American Tobacco PLC	2,165,560	64,341,806
Imperial Brands PLC	900,190	19,392,159

		83,733,965

Trading Companies & Distributors — 1.9%
Ashtead Group PLC	470,821	33,863,683
Bunzl PLC	363,681	14,496,022

		48,359,705

Water Utilities — 0.7%
Severn Trent PLC	287,423	9,070,167

Security	Shares	Value

Water Utilities (continued)
United Utilities Group PLC	735,812	$9,524,239

		18,594,406

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	24,764,189	21,753,055

Total Long-Term Investments — 99.2%
(Cost: $2,949,881,988)		2,542,499,987

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	1,799,682	1,800,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	840,000	840,000

Total Short-Term Securities — 0.1% (Cost: $2,640,757)		2,640,581

Total Investments — 99.3% (Cost: $2,952,522,745)		2,545,140,568

Other Assets Less Liabilities — 0.7%		16,797,624

Net Assets — 100.0%		$2,561,938,192

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,800,911	(a)	$—		$(154)	$(176)	$1,800,581	1,799,682	$522	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—		(420,000	)(a)	—	—	840,000	840,000	65,029		—

						$(154)	$(176)	$2,640,581		$65,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	193	03/15/24	$18,607	$1,434

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,434	$—	$—	$—	$1,434

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$419,069	$—	$—	$—	$419,069

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$408,533	$—	$—	$—	$408,533

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,128,476

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$2,542,499,986	$1	$2,542,499,987
Short-Term Securities
Money Market Funds	2,640,581	—	—	2,640,581

	$2,640,581	$2,542,499,986	$1	$2,545,140,568

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,434	$—	$1,434

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Babcock International Group PLC	29,010	$179,941
Chemring Group PLC	31,526	138,090
QinetiQ Group PLC	60,142	281,699

		599,730

Air Freight & Logistics — 0.8%
International Distributions Services PLC(a)	82,840	253,266
Wincanton PLC	14,281	112,755

		366,021

Automobile Components — 0.7%
AB Dynamics PLC	2,022	47,474
Dowlais Group PLC	159,887	183,844
TI Fluid Systems PLC(b)	38,547	74,264

		305,582

Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)	23,716	51,895

Banks — 1.7%
Bank of Georgia Group PLC	3,950	234,844
Close Brothers Group PLC	17,267	75,872
TBC Bank Group PLC	4,785	178,787
Virgin Money UK PLC	135,530	266,148

		755,651

Beverages — 1.4%
AG Barr PLC	11,570	76,091
Britvic PLC	27,296	292,896
C&C Group PLC	45,013	81,480
Fevertree Drinks PLC	12,051	175,698

		626,165

Biotechnology — 0.4%
Genus PLC	7,577	171,346

Broadline Retail — 1.9%
B&M European Value Retail SA	115,493	768,175
THG PLC, Class B(a)	66,683	53,054

		821,229

Building Products — 0.8%
Genuit Group PLC	28,594	146,131
Tyman PLC	22,588	84,968
Volution Group PLC	22,668	116,023

		347,122

Capital Markets — 8.8%
AJ Bell PLC	35,477	136,050
Alpha Group International PLC(c)	3,964	85,076
Ashmore Group PLC	53,164	139,050
Bridgepoint Group PLC(b)	27,536	89,955
IG Group Holdings PLC	44,287	390,917
Impax Asset Management Group PLC	11,458	65,447
IntegraFin Holdings PLC	32,435	112,482
Intermediate Capital Group PLC	33,509	817,046
Investec PLC	74,311	465,108
IP Group PLC	118,992	71,872
JTC PLC(b)	18,238	179,632
Jupiter Fund Management PLC	49,655	50,770
Liontrust Asset Management PLC	7,433	60,049
Man Group PLC/Jersey	138,286	425,050
Molten Ventures PLC(a)	16,680	55,923
Ninety One PLC	32,307	66,881
Polar Capital Holdings PLC	9,907	52,932
Quilter PLC(b)	161,130	197,129

Security	Shares	Value

Capital Markets (continued)
Rathbones Group PLC	7,357	$144,664
TP ICAP Group PLC	88,883	200,720

		3,806,753

Chemicals — 1.7%
Elementis PLC(a)	67,359	120,400
Essentra PLC	33,799	71,079
Johnson Matthey PLC	21,139	412,043
Victrex PLC	9,992	155,138

		758,660

Commercial Services & Supplies — 1.9%
Finablr PLC(a)(b)(d)	61,710	1
Johnson Service Group PLC	48,285	87,037
Mitie Group PLC	145,996	196,822
Renewi PLC(a)	8,267	57,291
Serco Group PLC	127,390	300,956
Smart Metering Systems PLC	13,849	166,188

		808,295

Communications Equipment — 0.2%
Spirent Communications PLC	66,403	88,252

Construction & Engineering — 1.6%
Balfour Beatty PLC	62,455	267,573
Keller Group PLC	8,456	92,330
Kier Group PLC(a)	48,881	83,915
Morgan Sindall Group PLC	5,163	153,510
Renew Holdings PLC	9,191	101,186

		698,514

Construction Materials — 1.1%
Breedon Group PLC	31,300	145,792
Forterra PLC(b)	23,215	50,345
Ibstock PLC(b)	45,175	92,278
Marshalls PLC	26,014	98,635
RHI Magnesita NV	2,163	100,859

		487,909

Consumer Finance — 0.1%
Vanquis Banking Group PLC	29,626	45,325

Consumer Staples Distribution & Retail — 1.6%
Marks & Spencer Group PLC	226,912	680,113

Containers & Packaging — 1.5%
DS Smith PLC	158,502	645,808

Distributors — 0.9%
Inchcape PLC	42,866	370,015

Diversified Consumer Services — 0.3%
Auction Technology Group PLC(a)(c)	11,092	84,709
Me Group International PLC	23,861	48,432

		133,141

Diversified REITs — 2.1%
Balanced Commercial Property Trust Ltd.	80,601	79,527
British Land Co. PLC (The)	101,471	446,480
Custodian REIT PLC	48,729	44,287
LXI REIT PLC	186,909	234,953
Picton Property Income Ltd.	63,969	51,051
U.K. Commercial Property REIT Ltd.	90,058	72,630

		928,928

Diversified Telecommunication Services — 0.6%
Gamma Communications PLC(c)	10,621	165,441
Helios Towers PLC(a)	83,938	79,943

		245,384

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
Ceres Power Holdings PLC(a)(c)	14,492	$30,458
DiscoverIE Group PLC	10,954	92,826
ITM Power PLC(a)(c)	53,768	36,834
Volex PLC	14,642	52,676

		212,794

Electronic Equipment, Instruments & Components — 2.1%
Oxford Instruments PLC	6,306	173,780
Renishaw PLC	4,178	227,290
Spectris PLC	11,687	516,492

		917,562

Energy Equipment & Services — 0.5%
Hunting PLC	16,957	71,599
John Wood Group PLC(a)	79,393	148,288
Petrofac Ltd.(a)(c)	700	233

		220,120

Entertainment — 0.1%
Team17 Group PLC(a)	13,515	41,115

Financial Services — 2.8%
Burford Capital Ltd.	21,479	320,746
Network International Holdings PLC(a)(b)	55,023	266,014
OSB Group PLC	45,662	240,665
Paragon Banking Group PLC	23,834	193,570
Plus500 Ltd.	9,216	197,767

		1,218,762

Food Products — 2.2%
Cranswick PLC	6,221	302,932
Greencore Group PLC(a)	55,344	71,398
Hilton Food Group PLC	8,740	88,149
Premier Foods PLC	74,767	130,304
Tate & Lyle PLC	46,320	351,110

		943,893

Ground Transportation — 0.7%
Firstgroup PLC	75,046	149,106
National Express Group PLC	56,580	55,708
Redde Northgate PLC	26,388	115,251

		320,065

Health Care Equipment & Supplies — 1.5%
Advanced Medical Solutions Group PLC	24,945	66,125
ConvaTec Group PLC(b)	188,751	587,455

		653,580

Health Care Providers & Services — 0.6%
CVS Group PLC(c)	8,291	153,951
Spire Healthcare Group PLC(b)	32,823	93,459

		247,410

Health Care REITs — 1.1%
Assura PLC	341,009	179,305
Impact Healthcare REIT PLC, Class B	38,796	39,870
Primary Health Properties PLC	153,371	173,467
Target Healthcare REIT PLC	70,731	69,390

		462,032

Health Care Technology — 0.2%
Craneware PLC	3,461	91,745

Hotels, Restaurants & Leisure — 5.3%
888 Holdings PLC(a)	41,075	44,849
Carnival PLC(a)	15,750	224,521
Deliveroo PLC, Class A(a)(b)	105,291	145,934
Domino’s Pizza Group PLC	40,917	174,346
Greggs PLC	11,785	401,930

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hollywood Bowl Group PLC	19,776	$81,380
J D Wetherspoon PLC(a)	10,060	96,256
Mitchells & Butlers PLC(a)	30,867	91,692
Playtech PLC(a)	28,497	159,499
Rank Group PLC(a)	25,070	22,342
SSP Group PLC	92,004	254,327
Trainline PLC(a)(b)	52,071	203,498
TUI AG(a)	52,644	367,987
Young & Co’s Brewery PLC, Series A, Class A	2,564	31,977

		2,300,538

Household Durables — 3.0%
Bellway PLC	13,750	468,986
Crest Nicholson Holdings PLC	28,009	74,954
Redrow PLC	30,476	245,925
Victoria PLC(a)	6,869	20,983
Vistry Group PLC	37,692	501,589

		1,312,437

Independent Power and Renewable Electricity Producers — 0.6%
Drax Group PLC	44,455	261,330

Industrial REITs — 1.9%
LondonMetric Property PLC	125,769	287,786
Tritax Big Box REIT PLC	218,466	405,200
Urban Logistics REIT PLC	54,274	79,471
Warehouse REIT PLC	46,124	44,016

		816,473

Insurance — 4.5%
Beazley PLC	77,430	639,144
Direct Line Insurance Group PLC(a)	151,336	386,352
Hiscox Ltd.	40,090	573,361
Just Group PLC	119,198	126,441
Lancashire Holdings Ltd.	28,103	230,939

		1,956,237

Interactive Media & Services — 2.1%
Moneysupermarket.com Group PLC	58,528	181,046
Rightmove PLC	92,337	662,675
Trustpilot Group PLC(a)(b)	33,583	81,095

		924,816

IT Services — 2.4%
Computacenter PLC	9,902	364,557
FDM Group Holdings PLC	10,610	53,438
Kainos Group PLC	10,177	141,696
Keywords Studios PLC(c)	8,640	156,518
NCC Group PLC	33,967	54,196
Softcat PLC	14,979	277,569

		1,047,974

Leisure Products — 1.0%
Games Workshop Group PLC	3,791	450,065

Life Sciences Tools & Services — 0.2%
Oxford Nanopore Technologies PLC(a)(c)	64,323	107,989

Machinery — 5.2%
Bodycote PLC	21,971	171,642
IMI PLC	30,113	660,972
Judges Scientific PLC	694	93,736
Morgan Advanced Materials PLC	32,748	109,132
Rotork PLC	99,229	387,698
Vesuvius PLC	24,899	152,277
Weir Group PLC (The)	29,868	692,784

		2,268,241

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine Transportation — 0.4%
Clarkson PLC	3,381	$153,215

Media — 2.5%
4imprint Group PLC	3,235	233,319
Ascential PLC(a)	51,467	194,210
Future PLC	11,964	92,559
ITV PLC	420,049	297,224
Next 15 Group PLC(c)	9,728	110,640
YouGov PLC	12,092	174,007

		1,101,959

Metals & Mining — 1.4%
Atalaya Mining PLC	11,168	46,239
Centamin PLC	134,423	153,318
Central Asia Metals PLC	19,710	38,713
Ferrexpo PLC(a)	33,686	30,658
Greatland Gold PLC(a)(c)	532,654	42,359
Hill & Smith PLC	9,273	212,842
Hochschild Mining PLC(a)	37,861	44,222
Pan African Resources PLC	218,584	53,197
SolGold PLC(a)	3,056	237

		621,785

Multi-Utilities — 0.4%
Telecom Plus PLC	8,668	159,966

Office REITs — 1.1%
CLS Holdings PLC	18,196	20,934
Derwent London PLC	10,953	266,012
Great Portland Estates PLC	23,306	106,529
Workspace Group PLC	16,688	103,007

		496,482

Oil, Gas & Consumable Fuels — 1.5%
Diversified Energy Co. PLC	5,573	65,922
Energean PLC	17,962	232,896
Harbour Energy PLC	70,723	225,929
Serica Energy PLC(c)	29,087	63,769
Tullow Oil PLC(a)(c)	132,144	47,103

		635,619

Passenger Airlines — 1.4%
easyJet PLC	34,795	239,727
JET2 PLC(c)	19,808	348,801

		588,528

Personal Care Products — 0.1%
PZ Cussons PLC	27,466	34,705

Pharmaceuticals — 0.7%
Indivior PLC, NVS(a)(c)	13,328	287,931

Professional Services — 2.0%
Alpha Financial Markets Consulting PLC	13,302	59,608
Capita PLC(a)(c)	194,618	49,870
Hays PLC	182,540	217,998
Learning Technologies Group PLC(c)	68,562	71,573
Marlowe PLC(a)(c)	9,416	59,429
Pagegroup PLC	37,711	215,354
RWS Holdings PLC(c)	34,926	91,084
SThree PLC	15,680	82,788

		847,704

Real Estate Management & Development — 1.9%
Grainger PLC	81,361	255,933
IWG PLC(a)	86,643	203,163
Savills PLC	15,741	183,299

Security	Shares	Value

Real Estate Management & Development (continued)
Sirius Real Estate Ltd.	154,894	$169,127

		811,522

Residential REITs — 1.6%
Empiric Student Property PLC	69,363	79,502
Home REIT PLC(a)(d)	103,572	37,310
PRS REIT PLC (The)	60,095	56,666
UNITE Group PLC (The)	42,639	517,751

		691,229

Retail REITs — 1.3%
Hammerson PLC	460,185	148,124
Shaftesbury Capital PLC	168,104	263,045
Supermarket Income REIT PLC	143,014	136,659

		547,828

Semiconductors & Semiconductor Equipment — 0.2%
Alphawave IP Group PLC(a)	36,587	79,436

Software — 1.3%
Alfa Financial Software Holdings PLC(b)	13,601	29,358
Bytes Technology Group PLC	26,362	186,173
Darktrace PLC(a)	40,250	182,488
FD Technologies PLC(a)	2,729	45,610
GB Group PLC	28,985	103,836

		547,465

Specialized REITs — 1.2%
Big Yellow Group PLC	21,523	273,138
Safestore Holdings PLC	25,202	244,337

		517,475

Specialty Retail — 2.9%
AO World PLC(a)	36,294	42,538
ASOS PLC(a)(c)	5,493	26,141
boohoo Group PLC(a)(c)	73,044	31,423
Currys PLC(a)(c)	112,667	94,254
Dunelm Group PLC	14,013	204,275
Frasers Group PLC(a)	13,042	133,660
Halfords Group PLC	25,137	48,234
Moonpig Group PLC(a)(c)	33,484	70,932
Pets at Home Group PLC	51,939	181,084
Watches of Switzerland Group PLC(a)(b)	27,492	140,750
WH Smith PLC	15,023	235,323
Wickes Group PLC	29,574	59,521

		1,268,135

Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	183,359	157,389
Dr. Martens PLC	67,717	81,902

		239,291

Trading Companies & Distributors — 6.2%
Ashtead Technology Holdings PLC	9,208	81,363
Diploma PLC	15,463	677,199
Grafton Group PLC	22,417	276,546
Howden Joinery Group PLC	63,139	661,258
RS GROUP PLC	54,506	520,229
SIG PLC(a)	81,879	32,040
Travis Perkins PLC	24,569	229,530
Yellow Cake PLC(a)(b)	24,886	193,194

		2,671,359

Water Utilities — 0.6%
Penno Group PLC	32,940	275,053

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
Airtel Africa PLC(b)	107,906	$129,553

Total Long-Term Investments — 99.6% (Cost: $58,778,437)		43,223,256

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	1,288,108	1,288,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	10,000	10,000

Total Short-Term Securities — 3.0% (Cost: $1,298,516)		1,298,752

Total Investments — 102.6% (Cost: $60,076,953)		44,522,008

Liabilities in Excess of Other Assets — (2.6)%		(1,148,827)

Net Assets — 100.0%		$43,373,181

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$621,984	$666,747	(a)	$—		$250	$(229)	$1,288,752	1,288,108	$8,836	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		(10,000	)(a)	—	—	10,000	10,000	925		—

						$250	$(229)	$1,298,752		$9,761		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts FTSE 250 Index	3	03/15/24	$145	$922

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI United Kingdom Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$922	$—	$—	$—	$922

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$19,906	$—	$—	$—	$19,906

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,481	$—	$—	$—	$1,481

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$188,281

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$13,940,590	$29,245,355	$37,311	$43,223,256
Short-Term Securities
Money Market Funds	1,298,752	—	—	1,298,752

	$15,239,342	$29,245,355	$37,311	$44,522,008

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$922	$—	$922

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,542,499,987	$43,223,256
Investments, at value — affiliated(c)	2,640,581	1,298,752
Cash	8,977	9,257
Foreign currency collateral pledged for futures contracts(d)	910,118	7,574
Foreign currency, at value(e)	7,569,118	70,382
Receivables:
Investments sold	10,249,710	339,090
Securities lending income — affiliated	207	1,095
Dividends — unaffiliated	12,533,213	59,549
Dividends — affiliated	2,725	38
Tax reclaims	167,518	27,822
Variation margin on futures contracts	81,064	1,077

Total assets	2,576,663,218	45,037,892

LIABILITIES
Collateral on securities loaned, at value	1,800,914	1,289,598
Payables:
Investments purchased	11,904,273	354,798
Investment advisory fees	1,019,839	20,315

Total liabilities	14,725,026	1,664,711

Commitments and contingent liabilities

NET ASSETS	$2,561,938,192	$43,373,181

NET ASSETS CONSIST OF
Paid-in capital	$3,624,617,825	$76,824,387
Accumulated loss	(1,062,679,633)	(33,451,206)

NET ASSETS	$2,561,938,192	$43,373,181

NET ASSET VALUE
Shares outstanding	78,500,000	1,300,000

Net asset value	$32.64	$33.36

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$2,949,881,988	$58,778,437
(b) Securities loaned, at value	$1,708,609	$1,120,761
(c) Investments, at cost — affiliated	$2,640,757	$1,298,516
(d) Foreign currency collateral pledged, at cost	$910,816	$8,062
(e) Foreign currency, at cost	$7,602,765	$69,745

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$36,007,878	$603,228
Dividends — affiliated	65,029	925
Interest — unaffiliated	25,692	463
Securities lending income — affiliated — net	522	8,836
Foreign taxes withheld	(27,672)	(23,643)

Total investment income	36,071,449	589,809

EXPENSES
Investment advisory	6,540,663	126,199
Commitment costs	12,995	212

Total expenses	6,553,658	126,411

Net investment income	29,517,791	463,398

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,021,575)	(2,213,616)
Investments — affiliated	(154)	250
Foreign currency transactions	(128,053)	8,301
Futures contracts	419,069	19,906
In-kind redemptions — unaffiliated(a)	7,456,843	178,129

	(40,273,870)	(2,007,030)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	126,752,723	3,144,270
Investments — affiliated	(176)	(229)
Foreign currency translations	32,524	664
Futures contracts	408,533	1,481

	127,193,604	3,146,186

Net realized and unrealized gain	86,919,734	1,139,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,437,525	$1,602,554

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares MSCI United Kingdom ETF		iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,517,791	$108,676,857	$463,398		$1,322,620
Net realized loss	(40,273,870)	(7,795,792)		(2,007,030)	(2,394,227)
Net change in unrealized appreciation (depreciation)	127,193,604	321,442,861	3,146,186		5,478,562

Net increase in net assets resulting from operations	116,437,525	422,323,926	1,602,554		4,406,955

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(60,286,935)	(103,364,666)	(828,766	)(b)	(804,655)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(191,965,914)	(921,047,759)		(1,715,809)	(6,527,018)

NET ASSETS
Total decrease in net assets	(135,815,324)	(602,088,499)		(942,021)	(2,924,718)
Beginning of period	2,697,753,516	3,299,842,015	44,315,202		47,239,920

End of period	$2,561,938,192	$2,697,753,516	$43,373,181		$44,315,202

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$31.96		$28.90	$33.05	$26.88	$30.27	$33.62

Net investment income(a)	0.36		1.10	1.26	1.20	0.90	1.49
Net realized and unrealized gain (loss)(b)	1.07		3.05	(3.95)	5.87	(3.30)	(3.39)

Net increase (decrease) from investment operations	1.43		4.15	(2.69)	7.07	(2.40)	(1.90)

Distributions from net investment income(c)		(0.75)	(1.09)	(1.46)	(0.90)	(0.99)	(1.45)

Net asset value, end of period	$32.64		$31.96	$28.90	$33.05	$26.88	$30.27

Total Return(d)
Based on net asset value	4.45	%(e)	14.46%	(8.50)%	26.46%	(8.25)%	(5.64)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income	2.25	%(g)	3.54%	3.90%	3.91%	3.12%	4.64%

Supplemental Data
Net assets, end of period (000)	$2,561,938		$2,697,754	$3,299,842	$3,579,181	$2,191,064	$2,000,722

Portfolio turnover rate(h)		5%	6%	7%	9%	4%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$32.83		$30.48	$50.22	$35.68	$35.95	$42.65

Net investment income(a)	0.35		0.90	0.92	0.86	0.72	1.05
Net realized and unrealized gain (loss)(b)	0.82		2.00	(18.83)	14.32	0.03	(6.69)

Net increase (decrease) from investment operations	1.17		2.90	(17.91)	15.18	0.75	(5.64)

Distributions from net investment income(c)	(0.64	)(d)	(0.55)	(1.83)	(0.64)	(1.02)	(1.06)

Net asset value, end of period	$33.36		$32.83	$30.48	$50.22	$35.68	$35.95

Total Return(e)
Based on net asset value	3.53	%(f)	9.55%	(36.56)%	42.88%	1.90%	(13.17)%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	2.17	%(h)	2.84%	2.23%	1.94%	1.99%	2.76%

Supplemental Data
Net assets, end of period (000)	$43,373		$44,315	$47,240	$130,560	$60,657	$61,109

Portfolio turnover rate(i)		6%	22%	17%	15%	25%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI United Kingdom
BofA Securities, Inc.	$515,605	$(515,605)	$—		$—
Goldman Sachs & Co. LLC	1,193,004	(1,193,004)	—		—

	$1,708,609	$(1,708,609)	$—		$—

MSCI United Kingdom Small-Cap
Barclays Capital, Inc.	$137,361	$(137,361)	$—		$—
BofA Securities, Inc.	304,103	(304,103)	—		—
Citigroup Global Markets, Inc.	3,994	(3,994)	—		—
Credit Suisse Securities (USA) LLC	5,065	(5,009)	—		56	(b)
J.P. Morgan Securities LLC	599,518	(599,518)	—		—
Morgan Stanley	40,241	(40,241)	—		—
Scotia Capital (USA), Inc.	29,851	(29,851)	—		—
SG Americas Securities LLC	628	(628)	—		—

	$1,120,761	$(1,120,705)	$—		$56

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI United Kingdom	$195
MSCI United Kingdom Small-Cap	1,702

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI United Kingdom	$9,608,901	$20,502,298	$(8,776,575)
MSCI United Kingdom Small-Cap	431,430	6,012	(2,259)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI United Kingdom	$148,718,815	$141,348,071
MSCI United Kingdom Small-Cap	2,849,073	2,661,208

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI United Kingdom	$—	$212,152,305

MSCI United Kingdom Small-Cap	—	1,699,570

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI United Kingdom	$(599,102,446)
MSCI United Kingdom Small-Cap	(15,128,508)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI United Kingdom	$ 2,984,303,716	$ 171,285,678	$ (610,447,392)	$ (439,161,714)
MSCI United Kingdom Small-Cap	60,757,853	2,171,834	(18,406,757)	(16,234,923)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI United Kingdom
Shares sold	1,000,000	$32,437,336	3,100,000	$98,515,459
Shares redeemed	(6,900,000)	(224,403,250)	(32,900,000)	(1,019,563,218)

	(5,900,000)	$(191,965,914)	(29,800,000)	$(921,047,759)

MSCI United Kingdom Small-Cap
Shares sold	—	$—	—	$16
Shares redeemed	(50,000)	(1,715,809)	(200,000)	(6,527,034)

	(50,000)	$(1,715,809)	(200,000)	$(6,527,018)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	29

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI United Kingdom Small-Cap(a)	$0.499195	$—	$0.138317	$0.637512	78%	—%	22%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

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•  iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ

•  iShares MSCI Water Management Multisector ETF | IWTR | NASDAQ

•  iShares Paris-Aligned Climate MSCI World ex USA ETF | PABD | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Emergent Food and AgTech Multisector ETF

Investment Objective

The iShares Emergent Food and AgTech Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of companies from U.S. and non-U.S. markets that are expected to benefit from creating or using agricultural technologies or innovative food products or services as represented by the Morningstar Global Food Innovation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.01)%	(6.38)%	(9.69)%	(6.38)%	(17.17)%
Fund Market	(1.27)	(6.61)	(9.71)	(6.61)	(17.22)
Index	(1.05)	(6.70)	(9.69)	(6.70)	(17.17)

The inception date of the Fund was April 25, 2022. The first day of secondary market trading was April 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 989.90	$ 2.33		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Materials	49.2%

Industrials	18.4

Consumer Staples	14.1

Health Care	13.2

Information Technology	5.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United States	60.8%

Germany	9.8

France	6.8

Norway	6.2

Netherlands	4.6

Japan	3.9

Canada	3.8

United Kingdom	3.5

Australia	0.6

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® ESG Aware MSCI EAFE ETF

Investment Objective

The iShares ESG Aware MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI EAFE Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	8.84%	14.35%	7.02%	8.12%	14.35%	40.38%	82.06%
Fund Market	8.92	14.53	7.04	8.14	14.53	40.53	82.31
Index	8.63	13.87	7.03	8.19	13.87	40.48	82.92

The inception date of the Fund was June 28, 2016. The first day of secondary market trading was June 30, 2016.

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,088.40	$ 1.04		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.9%

Industrials	17.0

Consumer Discretionary	12.6

Health Care	12.5

Information Technology	10.0

Consumer Staples	8.6

Materials	7.3

Energy	4.3

Communication Services	3.9

Utilities	3.0

Real Estate	1.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	23.7%

United Kingdom	13.8

France	11.3

Switzerland	10.3

Germany	8.0

Australia	7.2

Netherlands	5.0

Denmark	3.7

Sweden	3.0

Spain	2.5

Italy	2.4

Hong Kong	1.9

Finland	1.5

Ireland	1.3

Singapore	1.2

Norway	1.0

Other (each representing less than 1%)	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® ESG MSCI EM Leaders ETF

Investment Objective

The iShares ESG MSCI EM Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization stocks of emerging market companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider, as represented by the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.03%	2.35%	(1.22)%	2.35%	(4.86)%
Fund Market	0.97	2.07	(1.39)	2.07	(5.55)
Index	1.64	3.31	(0.62)	3.31	(2.49)

The inception date of the Fund was February 5, 2020. The first day of secondary market trading was February 7, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,010.30	$ 0.80		$ 1,000.00	$ 1,024.10	$ 0.81		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	24.7%

Information Technology	13.6

Communication Services	13.2

Consumer Discretionary	13.1

Industrials	8.0

Materials	6.6

Consumer Staples	6.2

Energy	5.5

Health Care	4.2

Utilities	2.8

Real Estate	2.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	27.5%

India	18.7

Taiwan	14.5

South Korea	7.2

South Africa	5.0

Brazil	4.8

Mexico	3.4

Saudi Arabia	2.6

Indonesia	2.5

Malaysia	2.4

Thailand	2.4

United Arab Emirates	2.3

Poland	1.4

Other (each representing less than 1%)	5.3

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Global Sustainable Development Goals ETF

Investment Objective

The iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) (formerly the iShares MSCI Global Impact ETF) seeks to track the investment results of an index composed of companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCIACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.96)%	1.07%	7.67%	7.98%	1.07%	44.68%	82.86%
Fund Market	(1.09)	0.82	7.45	7.91	0.82	43.20	81.97
Index	(1.19)	1.17	7.64	8.08	1.17	44.52	84.23

The inception date of the Fund was April 20, 2016. The first day of secondary market trading was April 22, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 990.40	$ 2.42		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	20.1%

Health Care	19.5

Industrials	18.4

Real Estate	16.9

Consumer Discretionary	11.1

Materials	6.0

Information Technology	4.5

Utilities	3.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	23.4%

China	14.6

Japan	13.1

Denmark	9.1

France	5.5

Switzerland	4.4

Hong Kong	4.2

Belgium	4.2

South Korea	3.7

Sweden	2.7

Canada	2.5

Germany	2.4

Taiwan	1.8

United Kingdom	1.8

Australia	1.4

Norway	1.0

Other (each representing less than 1%)	4.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Water Management Multisector ETF

Investment Objective

The iShares MSCI Water Management Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that either 1) derive a proportion of their revenues from sustainable water products or services or 2) demonstrate relative efficiency in their water management, as represented by the MSCI ACWI IMI Sustainable Water Transition Extended Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	10.07%	14.09%	16.96%	14.09%	25.38%
Fund Market	9.65	13.90	16.77	13.90	25.08
Index	10.07	13.92	16.78	13.92	25.12

The inception date of the Fund was September 20, 2022. The first day of secondary market trading was September 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,100.70	$ 2.45		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	32.7%

Utilities	17.4

Information Technology	15.0

Consumer Staples	13.7

Consumer Discretionary	10.9

Materials	9.9

Real Estate	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United States	52.4%

United Kingdom	8.0

Taiwan	6.8

Switzerland	6.1

Brazil	4.9

Japan	4.5

France	4.4

Mexico	2.7

Austria	2.6

India	2.5

Saudi Arabia	2.3

China	1.8

Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF

Investment Objective

The iShares Paris-Aligned Climate MSCI World ex USA ETF(the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S., that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	5.48%
Fund Market	6.29
Index	5.51

The inception date of the Fund was January 17, 2024. The first day of secondary market trading was January 19, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual				Hypothetical 5% Return

Beginning Account Value (01/17/24)	(a)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,054.80	$ 0.15		$ 1,000.00	$ 1,024.30	$ 0.60		0.12%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 44/366 for actual expenses and 182/366 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	23.5%

Industrials	18.6

Health Care	13.3

Consumer Discretionary	11.0

Information Technology	10.6

Real Estate	5.6

Materials	5.5

Consumer Staples	5.3

Utilities	3.7

Communication Services	2.6

Energy	0.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	20.7%

Canada	12.3

France	10.5

United Kingdom	10.1

Switzerland	9.9

Germany	6.3

Australia	6.3

Netherlands	4.5

Denmark	3.6

Sweden	3.1

Italy	2.3

Spain	2.1

Finland	1.4

Hong Kong	1.4

Singapore	1.3

Belgium	1.2

Other (each representing less than 1%)	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 29, 2024	iShares® Emergent Food and AgTech Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Nufarm Ltd./Australia	7,055	$26,454

Canada — 3.8%
Nutrien Ltd.	3,455	180,343

France — 6.7%
Danone SA	2,924	186,584
Eurofins Scientific SE	2,304	137,694

		324,278

Germany — 9.8%
BASF SE	3,860	196,617
Bayer AG, Registered	5,292	159,893
GEA Group AG	2,784	112,297

		468,807

Japan — 3.9%
Kubota Corp.	12,800	187,858

Netherlands — 4.6%
CNH Industrial NV	16,817	200,963
Corbion NV	1,105	20,972

		221,935

Norway — 6.2%
Bakkafrost P/F	907	56,660
Mowi ASA	8,389	162,017
Salmar ASA	1,263	80,212

		298,889

United Kingdom — 3.4%
Croda International PLC	2,292	138,178
Genus PLC	1,200	27,137

		165,315

United States — 60.5%
AGCO Corp.	1,111	121,877
CF Industries Holdings Inc.	2,480	200,186
Corteva Inc.	4,185	223,981
Deere & Co.	512	186,906
Ecolab Inc.	973	218,769

Security	Shares	Value

United States (continued)
Exponent Inc.	855	$69,161
FMC Corp.	2,191	123,550
International Flavors & Fragrances Inc.	2,444	184,522
International Paper Co.	5,075	179,452
Kellanova	3,430	189,164
Mosaic Co. (The)	5,265	164,057
Neogen Corp.(a)	3,685	63,345
Packaging Corp. of America	1,130	204,745
Sealed Air Corp.	2,436	84,943
Sotera Health Co.(a)	1,917	28,774
Trimble Inc.(a)	3,989	244,087
Waters Corp.(a)(b)	637	214,937
Westrock Co.	4,510	204,258

		2,906,714

Total Long-Term Investments — 99.5% (Cost: $5,732,504)		4,780,593

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	216,927	217,035

Total Short-Term Securities — 4.5% (Cost: $217,035)		217,035

Total Investments — 104.0% (Cost: $5,949,539)		4,997,628

Liabilities in Excess of Other Assets — (4.0)%		(193,067)

Net Assets — 100.0%		$4,804,561

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$217,029	(a)	$—		$6	$—	$217,035	216,927	$53	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	41		—

						$6	$—	$217,035		$94		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emergent Food and AgTech Multisector ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	2	03/15/24	$21	$71

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$71	$—	$—	$—	$71

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$582	$—	$—	$—	$582

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$62	$—	$—	$—	$62

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,878

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,288,020	$1,492,573	$—	$4,780,593
Short-Term Securities
Money Market Funds	217,035	—	—	217,035

	$3,505,055	$1,492,573	$—	$4,997,628

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emergent Food and AgTech Multisector ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$71	$—	$—	$71

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
ANZ Group Holdings Ltd.	1,007,937	$18,682,773
APA Group	1,847,228	9,430,595
Aristocrat Leisure Ltd.	346,138	10,516,855
ASX Ltd.	194,516	8,334,405
Aurizon Holdings Ltd.	2,816,828	6,975,872
BlueScope Steel Ltd.	603,895	8,980,206
Brambles Ltd.	2,241,729	22,011,506
Cochlear Ltd.	81,568	18,593,688
Coles Group Ltd.	752,323	8,274,993
Commonwealth Bank of Australia	856,615	64,979,795
Computershare Ltd.	551,457	9,319,626
CSL Ltd.	250,255	46,588,529
Fortescue Ltd.	1,123,504	18,962,508
Goodman Group	781,970	15,223,069
GPT Group (The)	2,852,376	8,067,138
IGO Ltd.	109,090	562,671
Insurance Australia Group Ltd.	1,918,830	7,745,672
James Hardie Industries PLC(a)	209,853	8,300,821
Macquarie Group Ltd.	216,853	27,535,857
Mineral Resources Ltd.	217,394	9,433,643
National Australia Bank Ltd.	840,181	18,668,083
Northern Star Resources Ltd.	921,171	7,657,389
Orica Ltd.	785,079	8,748,882
Pilbara Minerals Ltd.(b)	3,245,489	8,862,769
QBE Insurance Group Ltd.	1,724,399	19,408,063
Ramsay Health Care Ltd.	231,889	8,272,607
REA Group Ltd.	64,431	8,148,547
Rio Tinto Ltd.	188,473	15,177,524
Santos Ltd.	1,587,164	7,308,151
Sonic Healthcare Ltd.	384,195	7,455,601
Stockland	2,304,815	6,726,600
Suncorp Group Ltd.	1,436,521	14,306,383
Telstra Group Ltd.	3,175,406	7,889,969
Transurban Group	4,799,193	42,291,536
Westpac Banking Corp.	858,246	14,726,856
Woodside Energy Group Ltd.	1,693,517	33,411,030
Xero Ltd.(a)	102,764	8,546,732

		566,126,944

Austria — 0.3%
OMV AG	221,733	9,770,873
Verbund AG	134,444	9,732,386

		19,503,259

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	494,984	29,917,087
Argenx SE(a)	24,591	9,217,079
KBC Group NV	393,259	27,702,280

		66,836,446

Denmark — 3.7%
AP Moller - Maersk A/S, Class B, NVS	4,966	7,047,463
Carlsberg A/S, Class B	65,484	9,147,000
Coloplast A/S, Class B	61,567	8,178,143
DSV A/S	66,104	10,606,415
Genmab A/S(a)	36,676	10,189,330
Novo Nordisk A/S	1,594,099	190,280,624
Novozymes A/S, Class B	178,314	10,058,315
Orsted A/S(c)	199,356	11,164,279
Pandora A/S	81,475	13,176,147
Vestas Wind Systems A/S(a)	610,488	17,013,094

		286,860,810

Security	Shares	Value

Finland — 1.5%
Elisa OYJ	293,358	$13,208,769
Kesko OYJ, Class B	485,857	9,289,385
Metso OYJ	898,763	9,613,855
Neste OYJ	459,041	12,583,275
Nokia OYJ	4,992,952	17,600,617
Nordea Bank Abp, New	975,275	11,869,575
Sampo OYJ, Class A	260,605	11,652,347
Stora Enso OYJ, Class R	647,669	8,188,872
UPM-Kymmene OYJ	499,135	16,705,737
Wartsila OYJ Abp	549,999	8,514,410

		119,226,842

France — 11.3%
Aeroports de Paris SA	54,176	7,360,161
Air Liquide SA	140,446	28,546,016
Airbus SE	162,165	26,831,654
AXA SA	1,121,248	39,918,555
BNP Paribas SA	519,896	31,204,155
Bouygues SA	213,444	8,440,785
Capgemini SE	37,074	9,018,018
Carrefour SA	458,907	7,710,257
Cie. de Saint-Gobain SA	117,114	9,028,388
Cie. Generale des Etablissements Michelin SCA	1,109,793	41,069,497
Covivio SA/France	380,460	17,083,427
Danone SA	619,200	39,511,959
Dassault Systemes SE	550,876	25,814,639
Engie SA	790,587	12,686,061
EssilorLuxottica SA	134,842	28,631,570
Eurazeo SE	101,674	8,601,666
Gecina SA	77,308	7,467,307
Hermes International SCA	14,551	36,411,536
Kering SA	52,755	24,300,417
L’Oreal SA	120,939	57,768,797
LVMH Moet Hennessy Louis Vuitton SE	129,793	118,466,625
Pernod Ricard SA	120,103	20,073,248
Publicis Groupe SA	106,233	11,240,034
Rexel SA	568,094	14,551,698
Safran SA	112,956	23,685,792
Sanofi SA	439,219	41,863,953
Schneider Electric SE	389,753	88,587,771
Societe Generale SA	487,468	11,838,467
TotalEnergies SE	1,278,870	81,514,083
Worldline SA/France(a)(c)	591,389	6,807,993

		886,034,529

Germany — 7.7%
adidas AG	89,999	18,205,002
Allianz SE, Registered	194,561	53,437,218
BASF SE	162,434	8,273,900
Bayer AG, Registered	354,122	10,699,493
Bayerische Motoren Werke AG	280,835	33,219,436
Commerzbank AG	653,957	7,570,155
Continental AG	95,548	7,664,401
Daimler Truck Holding AG	197,760	8,075,056
Deutsche Bank AG, Registered	828,031	11,089,578
Deutsche Boerse AG	118,350	24,776,240
Deutsche Lufthansa AG, Registered(a)	967,620	7,525,013
E.ON SE	654,554	8,358,194
GEA Group AG	267,307	10,782,219
Heidelberg Materials AG	92,556	8,987,082
Henkel AG & Co. KGaA	314,997	21,251,810
Infineon Technologies AG	735,304	26,401,497
LEG Immobilien SE(a)	101,709	7,491,825

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Mercedes-Benz Group AG	334,540	$26,657,748
Merck KGaA	147,042	25,018,727
MTU Aero Engines AG	32,185	7,742,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	97,542	45,412,911
Puma SE	170,309	7,833,090
Rheinmetall AG	23,190	10,640,883
SAP SE	626,162	117,338,550
Siemens AG, Registered	384,865	76,191,265
Vonovia SE	268,166	7,484,282
Zalando SE(a)(b)(c)	361,870	7,658,357

		605,786,004

Hong Kong — 1.8%
AIA Group Ltd.	5,443,000	43,877,031
BOC Hong Kong Holdings Ltd.	3,600,500	9,459,266
Hang Lung Properties Ltd.	7,125,000	7,647,355
Hang Seng Bank Ltd.	725,600	8,267,609
Hong Kong Exchanges & Clearing Ltd.	660,200	20,333,208
MTR Corp. Ltd.	9,438,000	31,223,464
Sands China Ltd.(a)	2,607,600	7,403,875
Sino Land Co. Ltd.	7,488,000	8,064,100
Swire Pacific Ltd., Class A	994,500	8,238,371

		144,514,279

Ireland — 1.3%
CRH PLC	576,544	48,020,510
Flutter Entertainment PLC(a)	89,513	19,382,692
Kerry Group PLC, Class A	253,895	22,294,984
Kingspan Group PLC	95,986	8,679,905

		98,378,091

Israel — 0.6%
Bank Hapoalim BM	1,503,054	14,397,366
CyberArk Software Ltd.(a)	29,198	7,701,265
Elbit Systems Ltd.	37,569	8,356,690
Isracard Ltd.	1	4
Nice Ltd.(a)	42,953	10,508,718
Wix.com Ltd.(a)	60,382	8,464,349

		49,428,392

Italy — 2.4%
Assicurazioni Generali SpA	1,825,019	43,287,641
Enel SpA	5,053,530	32,155,854
Eni SpA	514,822	7,927,451
Intesa Sanpaolo SpA	9,873,226	31,440,360
Mediobanca Banca di Credito Finanziario SpA	602,508	8,207,401
Moncler SpA	218,221	15,721,971
Stellantis NV	394,972	10,332,307
Terna - Rete Elettrica Nazionale	1,151,469	9,020,609
UniCredit SpA	882,922	29,573,124

		187,666,718

Japan — 23.5%
Advantest Corp.	376,700	17,733,490
Aeon Co. Ltd.	350,500	8,368,873
Ajinomoto Co. Inc.	546,300	20,093,608
ANA Holdings Inc.(a)	367,300	8,007,964
Asahi Group Holdings Ltd.	313,400	10,736,291
Asahi Kasei Corp.	3,532,600	24,579,736
Astellas Pharma Inc.	1,289,800	14,095,903
Azbil Corp.	396,700	11,657,933
Bridgestone Corp.	1,211,200	52,011,979
Chugai Pharmaceutical Co. Ltd.	448,600	17,917,812
Daifuku Co. Ltd.	357,900	8,497,837
Daiichi Sankyo Co. Ltd.	957,400	31,530,921

Security	Shares	Value

Japan (continued)
Daikin Industries Ltd.	141,100	$19,886,956
Daiwa Securities Group Inc.	3,786,400	27,915,954
Disco Corp.	33,600	10,949,813
Eisai Co. Ltd.	184,000	7,632,445
ENEOS Holdings Inc.	2,605,600	11,242,088
FANUC Corp.	887,200	25,861,338
Fast Retailing Co. Ltd.	93,500	27,082,259
FUJIFILM Holdings Corp.	211,200	13,452,740
Fujitsu Ltd.	147,600	23,065,850
Hankyu Hanshin Holdings Inc.	771,800	22,256,882
Hitachi Ltd.	530,900	44,978,115
Honda Motor Co. Ltd.	3,419,000	40,626,471
Hoya Corp.	263,400	34,383,452
Ibiden Co. Ltd.	190,900	8,836,182
Inpex Corp.	779,100	10,384,398
ITOCHU Corp.	1,104,600	47,984,848
JFE Holdings Inc.	708,400	11,617,978
Kao Corp.	226,000	8,551,391
KDDI Corp.	1,579,100	47,738,975
Keyence Corp.	58,200	27,275,752
Kirin Holdings Co. Ltd.	597,900	8,312,087
Komatsu Ltd.	459,900	13,350,011
Kubota Corp.	992,200	14,561,924
Marubeni Corp.	1,449,100	24,014,480
MatsukiyoCocokara & Co.	429,100	7,115,843
Mazda Motor Corp.	657,400	7,634,064
Mitsubishi Chemical Group Corp.	1,322,800	7,590,674
Mitsubishi Corp.	1,320,000	28,313,386
Mitsubishi Electric Corp.	1,198,100	19,083,314
Mitsubishi Heavy Industries Ltd.	201,600	15,956,013
Mitsubishi UFJ Financial Group Inc.	4,652,000	47,789,082
Mitsui Chemicals Inc.	277,300	7,690,123
Mitsui Fudosan Co. Ltd.	452,800	12,292,098
Mizuho Financial Group Inc.	1,476,200	27,578,491
NEC Corp.	163,200	11,015,543
Nintendo Co. Ltd.	402,880	22,513,026
Nippon Telegraph & Telephone Corp.	6,476,600	7,876,617
Nippon Yusen KK	288,300	9,181,331
Nitto Denko Corp.	85,500	7,861,208
Nomura Holdings Inc.	2,547,700	14,505,746
Nomura Research Institute Ltd.	490,900	13,794,306
Obayashi Corp.	844,200	8,173,068
Omron Corp.	332,600	12,366,965
Oriental Land Co. Ltd./Japan	619,000	22,185,084
ORIX Corp.	593,100	12,461,348
Pan Pacific International Holdings Corp.	316,700	7,466,058
Panasonic Holdings Corp.	1,399,400	13,229,410
Rakuten Group Inc.(a)(b)	1,468,000	8,046,066
Recruit Holdings Co. Ltd.(b)	726,100	29,287,852
Renesas Electronics Corp.	843,600	13,938,871
Secom Co. Ltd.	111,200	8,114,502
Seiko Epson Corp.	493,700	7,991,816
Sekisui Chemical Co. Ltd.	572,000	8,064,893
Sekisui House Ltd.	1,053,100	23,458,513
Seven & i Holdings Co. Ltd.	570,300	8,499,144
SG Holdings Co. Ltd.	831,300	10,428,498
Shimadzu Corp.	299,600	8,184,546
Shin-Etsu Chemical Co. Ltd.	637,200	27,192,087
Shionogi & Co. Ltd.	159,800	7,955,942
Shiseido Co. Ltd.	275,800	7,498,190
SoftBank Corp.	3,436,500	45,201,881
SoftBank Group Corp.	469,800	27,827,555

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	329,600	$19,323,072
Sony Group Corp.	789,300	67,996,732
Sumitomo Metal Mining Co. Ltd.	423,600	11,027,304
Sumitomo Mitsui Financial Group Inc.	585,300	32,609,703
Sumitomo Mitsui Trust Holdings Inc.	393,600	7,975,607
Sysmex Corp.	224,800	12,623,601
Takeda Pharmaceutical Co. Ltd.	769,594	22,507,684
TDK Corp.	165,700	8,639,077
Terumo Corp.	209,900	8,178,058
Tokio Marine Holdings Inc.	885,600	25,874,274
Tokyo Electron Ltd.	249,400	61,878,356
Tokyo Gas Co. Ltd.	369,700	8,092,059
Tokyu Corp.	662,000	8,237,152
Toray Industries Inc.	4,425,200	20,417,575
Toyota Motor Corp.	4,634,500	111,628,480
Unicharm Corp.(b)	227,100	7,531,345
West Japan Railway Co.	190,900	7,937,947
Yamaha Corp.	494,000	10,803,258
Yamaha Motor Co. Ltd.	2,525,700	22,643,737
Yaskawa Electric Corp.	411,600	16,870,826
Yokogawa Electric Corp.	678,200	14,356,000

		1,849,709,737

Netherlands — 5.0%
Adyen NV(a)(c)	8,973	14,197,415
AerCap Holdings NV(a)	98,109	7,572,053
Akzo Nobel NV	260,107	18,958,951
ASM International NV	19,574	11,954,767
ASML Holding NV	208,374	197,747,233
BE Semiconductor Industries NV	45,905	8,314,210
Heineken NV	98,742	9,122,894
ING Groep NV	1,682,199	23,150,154
Koninklijke Ahold Delhaize NV	756,865	22,540,841
Koninklijke KPN NV	6,810,434	24,895,266
Prosus NV	700,127	20,449,309
Universal Music Group NV	331,899	10,020,156
Wolters Kluwer NV	142,173	22,451,927

		391,375,176

New Zealand — 0.2%
EBOS Group Ltd.	431,694	9,729,924
Meridian Energy Ltd.	2,401,081	8,743,066

		18,472,990

Norway — 1.0%
DNB Bank ASA	775,826	15,534,919
Equinor ASA	941,907	23,207,432
Gjensidige Forsikring ASA	486,188	7,680,911
Kongsberg Gruppen ASA	116,748	7,436,003
Norsk Hydro ASA	1,347,456	6,916,157
Orkla ASA	1,478,241	10,597,206
Telenor ASA	938,117	10,263,263

		81,635,891

Portugal — 0.3%
Galp Energia SGPS SA	1,196,606	18,829,402

Singapore — 1.2%
CapitaLand Investment Ltd/Singapore	6,849,500	14,169,671
City Developments Ltd.	3,865,200	16,291,582
DBS Group Holdings Ltd.	305,200	7,567,514
Grab Holdings Ltd., Class A(a)	2,186,380	6,712,187
Keppel Ltd.	3,787,500	20,424,292
Oversea-Chinese Banking Corp. Ltd.	921,000	8,895,858
United Overseas Bank Ltd.	638,400	13,284,216

Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	2,984,800	$7,371,257

		94,716,577

Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	217,238	8,907,960
Amadeus IT Group SA	460,536	27,244,778
Banco Bilbao Vizcaya Argentaria SA	2,981,235	29,735,673
Banco Santander SA	8,700,445	36,258,974
Cellnex Telecom SA(c)	249,761	9,029,992
Corp. ACCIONA Energias Renovables SA	13,106	270,982
Endesa SA	518,659	9,341,107
Iberdrola SA	4,020,198	46,172,574
Industria de Diseno Textil SA	574,586	25,562,223
Redeia Corp. SA	248,322	3,950,889

		196,475,152

Sweden — 3.0%
Alfa Laval AB	206,961	7,792,418
Assa Abloy AB, Class B	438,133	12,506,285
Atlas Copco AB, Class A	1,536,701	26,695,776
Boliden AB	680,423	17,244,910
Epiroc AB	571,338	10,371,002
EQT AB	286,409	8,390,851
Essity AB, Class B	575,837	13,426,251
Evolution AB(c)	101,300	13,122,808
H & M Hennes & Mauritz AB, Class B	557,993	7,577,010
Saab AB, Class B	102,095	8,048,515
Sandvik AB	375,618	8,457,894
Skandinaviska Enskilda Banken AB, Class A	624,492	9,287,882
Svenska Cellulosa AB SCA, Class B	955,908	13,534,014
Svenska Handelsbanken AB, Class A	1,418,234	16,961,820
Swedbank AB, Class A	412,414	9,070,169
Tele2 AB, Class B	1,665,347	13,967,900
Telia Co. AB	6,570,953	15,639,707
Volvo AB, Class B	913,673	25,174,911

		237,270,123

Switzerland — 10.2%
ABB Ltd., Registered	1,627,806	75,110,742
Alcon Inc.	418,646	35,697,030
Coca-Cola HBC AG, Class DI	252,426	7,868,946
DSM-Firmenich AG	154,880	16,598,245
Geberit AG, Registered	14,807	8,608,629
Givaudan SA, Registered	6,699	28,108,585
Holcim AG	210,421	17,174,467
Kuehne + Nagel International AG, Registered	73,902	24,881,764
Logitech International SA, Registered	157,480	13,934,835
Lonza Group AG, Registered	54,584	28,490,463
Nestle SA, Registered	1,011,524	104,912,414
Novartis AG, Registered	982,460	99,127,741
Partners Group Holding AG	5,476	7,873,750
Roche Holding AG, NVS	299,867	78,403,537
SGS SA	137,378	13,191,305
SIG Group AG	630,136	12,483,465
Sika AG, Registered	73,462	21,246,416
Sonova Holding AG, Registered	58,142	17,933,729
STMicroelectronics NV	534,837	24,285,479
Straumann Holding AG	47,777	7,551,663
Swiss Re AG	284,077	34,286,548
Temenos AG, Registered	108,208	8,143,280
UBS Group AG, Registered	1,850,485	52,834,671
VAT Group AG(c)	17,315	8,691,264
Zurich Insurance Group AG	102,970	54,783,163

		802,222,131

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 13.7%
3i Group PLC	963,002	$30,087,125
Anglo American PLC	913,206	19,676,806
Antofagasta PLC	360,456	8,281,563
Ashtead Group PLC	152,644	10,978,882
AstraZeneca PLC	714,509	90,066,302
Aviva PLC	3,274,050	18,492,414
BAE Systems PLC	1,879,737	29,505,578
Barclays PLC	8,259,582	17,262,563
Barratt Developments PLC	1,232,216	7,270,203
Berkeley Group Holdings PLC	197,844	11,623,947
BP PLC	4,466,667	25,951,617
BT Group PLC	5,612,304	7,408,081
Bunzl PLC	199,543	7,953,618
Burberry Group PLC	544,925	8,847,830
Centrica PLC	4,611,073	7,336,525
Coca-Cola Europacific Partners PLC	220,954	15,164,072
Compass Group PLC	285,572	7,835,697
Croda International PLC	163,305	9,845,167
DCC PLC	193,616	13,760,802
Diageo PLC	1,578,098	59,123,893
Entain PLC	639,744	7,372,918
GSK PLC	1,865,185	39,016,759
HSBC Holdings PLC	8,682,707	67,584,189
Informa PLC	1,467,353	15,044,658
Intertek Group PLC	145,413	8,511,635
J Sainsbury PLC	3,866,515	12,205,909
Kingfisher PLC	4,511,592	13,379,554
Legal & General Group PLC	4,307,948	13,208,361
Lloyds Banking Group PLC	32,523,741	19,230,433
London Stock Exchange Group PLC	132,893	14,925,636
Mondi PLC, NVS	492,939	8,764,203
National Grid PLC	2,596,882	33,980,206
NatWest Group PLC, NVS	3,739,525	11,306,823
Pearson PLC	607,004	7,379,093
Prudential PLC	927,437	9,137,891
Reckitt Benckiser Group PLC	221,118	13,970,865
RELX PLC	1,336,707	58,553,235
Rentokil Initial PLC	1,421,467	7,913,274
Rio Tinto PLC	526,144	33,752,316
Rolls-Royce Holdings PLC(a)	3,740,533	17,458,192
Sage Group PLC (The)	1,427,731	22,490,469
Segro PLC	1,257,161	13,445,953
Shell PLC	3,028,942	93,684,604
SSE PLC	1,101,170	22,631,675
St. James’s Place PLC	903,891	5,755,400
Standard Chartered PLC	1,213,102	10,256,733

Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	4,530,354	$7,895,250
Tesco PLC	3,513,630	12,392,688
Unilever PLC	1,317,713	64,349,513
WPP PLC	805,750	7,208,646

		1,079,279,766

Total Common Stocks — 99.3% (Cost: $6,555,960,528)		7,800,349,259

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	115,288	8,673,553
Sartorius AG, Preference Shares, NVS	22,810	8,638,827

		17,312,380

Total Preferred Stocks — 0.2% (Cost: $17,864,196)		17,312,380

Total Long-Term Investments — 99.5% (Cost: $6,573,824,724)		7,817,661,639

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	15,841,678	15,849,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	420,000	420,000

Total Short-Term Securities — 0.2% (Cost: $16,271,574)		16,269,599

Total Investments — 99.7% (Cost: $6,590,096,298)		7,833,931,238

Other Assets Less Liabilities — 0.3%		24,014,734

Net Assets — 100.0%		$7,857,945,972

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,361,879	$9,487,829	(a)	$—		$1,988	$(2,097)	$15,849,599	15,841,678	$16,734	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—		(910,000	)(a)	—	—	420,000	420,000	97,635		—

						$1,988	$(2,097)	$16,269,599		$114,369		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	60	03/07/24	$10,745	$829,684
Euro STOXX 50 Index	295	03/15/24	15,641	776,068
FTSE 100 Index	89	03/15/24	8,580	27,490
SPI 200 Index	38	03/21/24	4,741	102,371

				$1,735,613

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,735,613	$—	$—	$—	$1,735,613

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,021,611	$—	$—	$—	$2,021,611

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,565,951	$—	$—	$—	$1,565,951

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$42,369,448

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$55,877,189	$7,744,472,070	$—	$7,800,349,259
Preferred Stocks	—	17,312,380	—	17,312,380
Short-Term Securities
Money Market Funds	16,269,599	—	—	16,269,599

	$72,146,788	$7,761,784,450	$—	$7,833,931,238

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,735,613	$—	$1,735,613

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 29, 2024	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.1%
Atacadao SA	6,670	$16,222
Banco Santander Brasil SA	3,822	21,989
CCR SA	10,084	27,953
Cia. de Saneamento Basico do Estado de Sao Paulo	3,359	53,489
Cia. Siderurgica Nacional SA	6,881	23,282
Cosan SA	11,741	40,151
Energisa SA	2,130	21,784
Equatorial Energia SA	10,042	69,046
Hapvida Participacoes e Investimentos SA(a)(b)	49,207	36,328
Klabin SA	7,571	34,374
Localiza Rent a Car SA	8,809	93,918
Localiza Rent a Car SA, NVS(b)	44	448
Lojas Renner SA	9,672	30,741
Magazine Luiza SA(b)	31,377	13,444
Magazine Luiza SA, NVS	3,005	1,288
Natura & Co. Holding SA(b)	9,010	29,561
PRIO SA	8,086	71,099
Raia Drogasil SA	12,546	67,234
Rede D’Or Sao Luiz SA(a)	5,744	29,257
Rumo SA	13,110	59,918
Telefonica Brasil SA	4,237	46,435
TIM SA/Brazil	8,519	31,138
TOTVS SA	5,327	32,887
Ultrapar Participacoes SA	7,053	41,656
WEG SA	16,652	122,903

		1,016,545

Chile — 0.3%
Cencosud SA	12,687	22,785
Empresas CMPC SA	11,177	19,842
Empresas Copec SA	3,891	24,972
Enel Americas SA	222,123	22,648
Falabella SA(b)	8,732	22,147

		112,394

China — 27.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,500	4,040
AAC Technologies Holdings Inc.	7,500	18,646
Agricultural Bank of China Ltd., Class A	50,800	29,509
Agricultural Bank of China Ltd., Class H	269,000	110,356
Aier Eye Hospital Group Co. Ltd., Class A	5,200	10,571
Air China Ltd., Class A(b)	7,200	7,457
Air China Ltd., Class H(b)	18,000	9,639
Alibaba Group Holding Ltd.	161,216	1,482,168
Alibaba Health Information Technology Ltd.(b)	54,000	23,596
Angel Yeast Co. Ltd., Class A	500	2,331
Anhui Conch Cement Co. Ltd., Class A	2,200	7,303
Anhui Conch Cement Co. Ltd., Class H	11,000	23,936
Anjoy Foods Group Co. Ltd., Class A	200	2,418
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	2,820
Baidu Inc.(b)	22,350	282,803
Beijing Enterprises Water Group Ltd.	42,000	9,852
Beijing Tongrentang Co. Ltd., Class A	800	4,941
BOC Aviation Ltd.(a)	2,300	16,931
Bosideng International Holdings Ltd.	38,000	19,113
BYD Co. Ltd., Class A	1,000	26,413
BYD Co. Ltd., Class H	10,500	258,616
By-health Co. Ltd., Class A	900	2,108
CECEP Solar Energy Co. Ltd., Class A	2,300	1,733
China Baoan Group Co. Ltd., Class A	1,400	2,310
China Construction Bank Corp., Class H	952,000	590,389

Security	Shares	Value

China (continued)
China Eastern Airlines Corp. Ltd., Class A(b)	11,000	$5,807
China Feihe Ltd.(a)	37,000	18,403
China Jushi Co. Ltd., Class A	1,978	2,746
China Literature Ltd.(a)(b)	4,200	12,876
China Medical System Holdings Ltd.	13,000	21,370
China Mengniu Dairy Co. Ltd.	31,000	77,511
China Merchants Bank Co. Ltd., Class A	12,300	54,469
China Merchants Bank Co. Ltd., Class H	38,500	148,880
China Merchants Port Holdings Co. Ltd.	12,000	14,882
China National Medicines Corp. Ltd., Class A	400	1,748
China Overseas Land & Investment Ltd.	37,500	55,381
China Resources Gas Group Ltd.	9,400	28,367
China Resources Land Ltd.	32,000	97,739
China Resources Pharmaceutical Group Ltd.(a)	15,500	10,483
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	600	4,578
China Ruyi Holdings Ltd.(b)(c)	52,000	10,207
China Southern Airlines Co. Ltd., Class A(b)	7,500	6,150
China Three Gorges Renewables Group Co. Ltd., Class A	17,000	10,892
China Tourism Group Duty Free Corp. Ltd.(a)(c)	1,100	10,772
China Tourism Group Duty Free Corp. Ltd., Class A	1,200	14,450
China Vanke Co. Ltd., Class A	5,400	7,502
China Vanke Co. Ltd., Class H	23,600	18,195
China Yangtze Power Co. Ltd., Class A	14,600	50,751
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,400	10,392
Chow Tai Fook Jewellery Group Ltd.(c)	19,000	28,311
CITIC Ltd.	58,000	58,346
CMOC Group Ltd., Class A	10,500	8,937
CMOC Group Ltd., Class H	36,000	22,209
CNGR Advanced Material Co. Ltd.	400	2,631
Contemporary Amperex Technology Co. Ltd., Class A	2,640	59,710
Country Garden Services Holdings Co. Ltd.	22,000	16,746
CSPC Innovation Pharmaceutical Co. Ltd.	700	3,325
CSPC Pharmaceutical Group Ltd.	89,360	69,598
East Buy Holding Ltd.(a)(b)(c)	4,500	13,871
Ecovacs Robotics Co. Ltd., Class A	300	1,551
ENN Energy Holdings Ltd.	7,800	63,335
ENN Natural Gas Co. Ltd., Class A	1,550	4,025
Far East Horizon Ltd.	20,000	16,067
Fosun International Ltd.	25,000	14,423
Ganfeng Lithium Group Co. Ltd., Class A	820	4,547
Ganfeng Lithium Group Co. Ltd., Class H(a)	4,240	14,046
Geely Automobile Holdings Ltd.	61,000	66,385
GEM Co. Ltd., Class A	3,600	2,675
Genscript Biotech Corp.(b)(c)	12,000	24,260
Goldwind Science & Technology Co Ltd., Class A	2,400	2,543
GoodWe Technologies Co. Ltd., NVS	93	1,398
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	700	2,875
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,668
Haier Smart Home Co. Ltd., Class A	3,800	12,657
Haier Smart Home Co. Ltd., Class H	23,800	72,082
Haitian International Holdings Ltd.	6,000	15,192
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,384
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,249
Hansoh Pharmaceutical Group Co. Ltd.(a)	12,000	21,151
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,100	8,501
Hoymiles Power Electronics Inc., NVS	45	1,452
Huadong Medicine Co. Ltd., Class A	1,200	5,588
Huatai Securities Co. Ltd., Class A	4,600	9,263
Huatai Securities Co. Ltd., Class H(a)	12,800	15,108

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hygeia Healthcare Holdings Co. Ltd.(a)	3,200	$12,037
Imeik Technology Development Co. Ltd., Class A	100	4,538
Industrial & Commercial Bank of China Ltd., Class A	37,300	27,564
Industrial & Commercial Bank of China Ltd., Class H	645,000	330,635
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,800	14,919
Innovent Biologics Inc.(a)(b)	11,500	62,204
JD Logistics Inc.(a)(b)	18,000	17,773
JD.com Inc.	23,100	260,704
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,600	5,240
Jiangsu Expressway Co. Ltd., Class H	12,000	12,326
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,700	21,836
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,700	3,083
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	600	1,003
Juneyao Airlines Co. Ltd., Class A(b)	1,400	2,590
Kanzhun Ltd., ADR	2,261	35,385
Kingdee International Software Group Co. Ltd.(b)	28,000	30,108
Kuaishou Technology(a)(b)	23,200	131,008
Kuang-Chi Technologies Co. Ltd., Class A(b)	1,800	3,704
Kunlun Energy Co. Ltd.	38,000	32,396
Lenovo Group Ltd.	80,000	88,378
Lepu Medical Technology Beijing Co. Ltd., Class A	1,100	2,303
Li Auto Inc.(b)	11,404	260,262
Longfor Group Holdings Ltd.(a)	18,500	23,171
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	1,800	1,394
Ming Yang Smart Energy Group Ltd., Class A	1,600	2,264
MINISO Group Holding Ltd.	3,768	17,318
NetEase Inc.	19,200	417,073
NIO Inc., ADR(b)(c)	13,316	76,567
Nongfu Spring Co. Ltd., Class H(a)	19,800	111,965
Offshore Oil Engineering Co. Ltd., Class A	2,800	2,401
Orient Overseas International Ltd.	1,500	23,316
Perfect World Co. Ltd., Class A	1,000	1,621
Pharmaron Beijing Co. Ltd., Class A	850	2,747
Pop Mart International Group Ltd.(a)	4,800	11,966
Postal Savings Bank of China Co. Ltd., Class A	16,057	10,785
Postal Savings Bank of China Co. Ltd., Class H(a)	80,000	42,030
Sany Heavy Equipment International Holdings Co. Ltd.	10,000	7,766
SF Holding Co. Ltd., Class A	3,000	15,909
Shandong Nanshan Aluminum Co. Ltd., Class A	6,100	2,623
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,800	16,123
Shanghai Electric Group Co. Ltd., Class A(b)	7,800	4,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,406
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,000	10,811
Shanghai M&G Stationery Inc., Class A	800	3,950
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	4,271
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,000	11,257
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,595	4,151
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	2,000	1,832
Shenzhen Inovance Technology Co. Ltd., Class A	850	7,443
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	700	27,989
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	500	5,619
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	900	2,680
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	700	2,666
Sino Biopharmaceutical Ltd.	105,000	41,733
Sinoma Science & Technology Co. Ltd., Class A	1,000	2,170
Sinopharm Group Co. Ltd., Class H	13,600	38,059
Sinotruk Hong Kong Ltd.	6,500	17,185
Skshu Paint Co. Ltd., Class A(b)	420	2,247

Security	Shares	Value

China (continued)
Sungrow Power Supply Co. Ltd., Class A	900	$10,866
Sunwoda Electronic Co. Ltd., Class A	1,200	2,363
TCL Technology Group Corp., Class A(b)	11,300	7,090
Tencent Holdings Ltd.	44,700	1,565,869
Tianqi Lithium Corp., Class A	900	6,681
Tongcheng Travel Holdings Ltd.(b)	12,400	31,173
Topchoice Medical Corp., Class A(b)	300	2,729
Vinda International Holdings Ltd.	3,000	8,885
Vipshop Holdings Ltd., ADR(b)	3,422	65,874
Want Want China Holdings Ltd.	49,000	27,036
Weichai Power Co. Ltd., Class A	3,700	8,669
Weichai Power Co. Ltd., Class H	20,000	39,367
Western Mining Co. Ltd., Class A	1,500	3,458
WuXi AppTec Co. Ltd., Class A	1,392	10,491
WuXi AppTec Co. Ltd., Class H(a)(c)	3,460	21,329
Wuxi Biologics Cayman Inc.(a)(b)	38,500	91,191
XPeng Inc.(b)	11,400	53,355
Yadea Group Holdings Ltd.(a)	12,000	18,853
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,100	4,923
Yum China Holdings Inc.	4,014	172,160
Yunnan Baiyao Group Co. Ltd., Class A	1,140	7,870
Yunnan Chihong Zinc&Germanium Co. Ltd.	3,300	2,355
Yunnan Energy New Material Co. Ltd., Class A	700	4,453
Zai Lab Ltd.(b)	9,300	19,848
Zangge Mining Co. Ltd.	1,000	4,060
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	12,361
Zhejiang Chint Electrics Co. Ltd., Class A	1,500	4,277
Zhejiang Expressway Co. Ltd., Class H	14,840	11,317
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	800	1,546
Zhejiang Weixing New Building Materials Co. Ltd., Class A	900	1,962
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,900	5,436
ZTO Express Cayman Inc., ADR	4,118	79,024

		8,957,619

Colombia — 0.1%
Bancolombia SA	2,541	21,325
Interconexion Electrica SA ESP	4,573	19,480

		40,805

Czech Republic — 0.1%
Komercni Banka AS	755	26,276
Moneta Money Bank AS(a)	3,180	13,959

		40,235

Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	36,001	51,393

Greece — 0.5%
Alpha Services and Holdings SA(b)	21,931	41,312
Eurobank Ergasias Services and Holdings SA, Class A(b)	25,737	53,171
Hellenic Telecommunications Organization SA	1,827	27,566
Motor Oil Hellas Corinth Refineries SA	659	18,828
Mytilineos SA	980	38,131

		179,008

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	4,487	35,701
OTP Bank Nyrt	2,189	104,952
Richter Gedeon Nyrt	1,355	36,073

		176,726

India — 18.7%
ABB India Ltd.	528	34,612
Adani Green Energy Ltd.(b)	3,133	71,605
Ashok Leyland Ltd.	14,551	29,804

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Asian Paints Ltd.	3,787	$129,169
Astral Ltd.	1,310	32,690
AU Small Finance Bank Ltd.(a)	1,640	11,242
Axis Bank Ltd.	22,591	292,441
Bajaj Finance Ltd.	2,755	214,938
Berger Paints India Ltd.	2,845	20,817
Bharti Airtel Ltd.	22,348	302,570
Britannia Industries Ltd.	1,069	64,064
Cipla Ltd.	5,143	91,821
Colgate-Palmolive India Ltd.	1,366	41,542
Cummins India Ltd.	1,382	45,662
Dabur India Ltd.	6,267	40,697
DLF Ltd.	7,239	78,642
Eicher Motors Ltd.	1,356	61,965
GAIL India Ltd.	22,925	50,306
GMR Airports Infrastructure Ltd.(b)	23,352	23,657
Grasim Industries Ltd.	2,588	68,310
Havells India Ltd.	2,446	45,130
HCL Technologies Ltd.	9,417	188,718
Hero MotoCorp Ltd.	1,179	62,833
Hindalco Industries Ltd.	12,950	78,554
Hindustan Unilever Ltd.	8,135	236,686
ICICI Prudential Life Insurance Co. Ltd.(a)	3,619	23,259
Indian Hotels Co. Ltd., Class A	8,614	60,970
Indraprastha Gas Ltd.	3,312	16,998
Info Edge India Ltd.	702	44,533
Infosys Ltd.	32,903	662,156
InterGlobe Aviation Ltd.(a)(b)	1,485	56,511
Kotak Mahindra Bank Ltd.	10,774	219,197
Lupin Ltd.	2,180	42,643
Mahindra & Mahindra Ltd.	9,281	216,106
Marico Ltd.	5,069	31,937
Max Healthcare Institute Ltd.	7,634	73,043
Nestle India Ltd., NVS	3,335	104,444
PI Industries Ltd.	824	36,499
Pidilite Industries Ltd.	1,536	50,715
Power Grid Corp. of India Ltd.	46,152	157,677
Reliance Industries Ltd.	30,147	1,061,031
Shree Cement Ltd.	88	27,007
Shriram Finance Ltd.	2,797	82,162
Siemens Ltd.	900	50,743
Supreme Industries Ltd.	646	32,308
Suzlon Energy Ltd.(b)	30,763	16,788
Tata Consultancy Services Ltd.	8,976	442,796
Torrent Pharmaceuticals Ltd.	1,007	32,444
TVS Motor Co. Ltd.	2,377	61,253
UPL Ltd.	4,535	25,683
Vedanta Ltd.	9,211	29,680
Zomato Ltd.(b)	60,116	119,655

		6,096,713

Indonesia — 2.5%
Aneka Tambang Tbk	87,000	8,080
Bank Central Asia Tbk PT	548,300	345,027
Bank Rakyat Indonesia Persero Tbk PT	674,000	262,647
Barito Pacific Tbk PT	288,584	17,938
Kalbe Farma Tbk PT	218,700	20,704
Merdeka Copper Gold Tbk PT(b)	99,857	14,362
Sarana Menara Nusantara Tbk PT	210,000	12,314
Telkom Indonesia Persero Tbk PT	489,600	124,804
Unilever Indonesia Tbk PT	71,900	12,490

		818,366

Security	Shares	Value

Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	7,120	$1

Kuwait — 0.7%
Kuwait Finance House KSCP	84,709	223,180

Malaysia — 2.4%
AMMB Holdings Bhd	17,700	16,202
Axiata Group Bhd	28,600	16,765
CELCOMDIGI Bhd	35,000	32,139
CIMB Group Holdings Bhd	63,000	85,792
Gamuda Bhd	19,300	21,514
IHH Healthcare Bhd	21,800	28,252
Kuala Lumpur Kepong Bhd	4,900	23,155
Malayan Banking Bhd	53,100	106,684
Malaysia Airports Holdings Bhd	9,163	16,374
Maxis Bhd(c)	24,500	19,206
MISC Bhd	12,300	19,720
MR DIY Group M Bhd(a)	34,600	11,372
Nestle Malaysia Bhd	700	18,424
Petronas Chemicals Group Bhd	27,000	39,851
Petronas Dagangan Bhd	3,100	14,920
Petronas Gas Bhd	7,400	27,975
PPB Group Bhd	6,000	19,699
Press Metal Aluminium Holdings Bhd	37,500	37,010
Public Bank Bhd	141,700	131,516
QL Resources Bhd	9,700	11,871
RHB Bank Bhd	13,500	15,944
Sime Darby Bhd	28,700	16,399
Telekom Malaysia Bhd	12,000	15,307
YTL Corp. Bhd	29,700	16,710
YTL Power International Bhd	23,600	19,644

		782,445

Mexico — 3.4%
America Movil SAB de CV	185,331	173,541
Arca Continental SAB de CV	5,077	54,692
Cemex SAB de CV, NVS(b)	150,194	114,820
Fibra Uno Administracion SA de CV	28,545	51,583
Fomento Economico Mexicano SAB de CV	19,303	241,035
Gruma SAB de CV, Class B	1,870	33,302
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,791	52,549
Grupo Bimbo SAB de CV, Series A	12,958	54,206
Grupo Financiero Banorte SAB de CV, Class O	25,807	266,818
Industrias Penoles SAB de CV(b)(c)	2,025	25,375
Orbia Advance Corp. SAB de CV	10,500	19,418
Prologis Property Mexico SA de CV	7,079	31,819

		1,119,158

Netherlands — 0.1%
NEPI Rockcastle NV	5,327	38,008

Peru — 0.4%
Credicorp Ltd.	668	114,148

Philippines — 0.6%
Ayala Corp.	2,570	31,016
JG Summit Holdings Inc.	27,728	20,223
PLDT Inc.	750	17,500
SM Investments Corp.	2,490	41,666
SM Prime Holdings Inc.	102,500	57,618
Universal Robina Corp.	8,730	18,174

		186,197

Poland — 1.4%
Allegro.eu SA (a)(b)	5,311	42,920
CD Projekt SA	631	17,342

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
KGHM Polska Miedz SA	1,418	$38,325
mBank SA(b)	151	26,312
ORLEN SA	5,696	88,478
Powszechna Kasa Oszczednosci Bank Polski SA	8,636	120,346
Powszechny Zaklad Ubezpieczen SA	5,837	71,826
Santander Bank Polska SA	355	48,957

		454,506

Qatar — 0.7%
Qatar Fuel QSC	5,754	23,594
Qatar Gas Transport Co. Ltd.	25,406	27,854
Qatar National Bank QPSC	45,452	189,835

		241,283

Russia — 0.0%
Gazprom PJSC(b)(d)	244,340	27
LUKOIL PJSC(b)(d)	8,544	1
Mobile TeleSystems PJSC(b)(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	3
Novatek PJSC(b)(d)	18,630	2
Novolipetsk Steel PJSC(b)(d)	31,136	4
PhosAgro PJSC(b)(d)	910	—
PhosAgro PJSC, New(b)(d)	18	—
Polyus PJSC(b)(d)	698	—

		39

Saudi Arabia — 2.6%
ACWA Power Co.	941	66,251
Alinma Bank	9,656	113,335
Bank AlBilad	4,783	63,127
Dr Sulaiman Al Habib Medical Services Group Co.	867	76,348
Sahara International Petrochemical Co.	3,664	29,940
Saudi Arabian Oil Co.(a)	26,210	221,602
Saudi Basic Industries Corp.	8,879	186,539
Saudi Electricity Co.	8,323	44,429
Savola Group (The)	2,625	37,097

		838,668

South Africa — 5.0%
Absa Group Ltd.	8,430	71,965
Anglo American Platinum Ltd.	671	25,813
Aspen Pharmacare Holdings Ltd.	3,788	38,708
Bid Corp. Ltd.	3,312	77,481
Bidvest Group Ltd. (The)	2,872	34,988
Capitec Bank Holdings Ltd.	861	90,713
Clicks Group Ltd.	2,335	36,533
Discovery Ltd.	5,188	36,794
FirstRand Ltd.	50,094	169,473
Gold Fields Ltd.	8,821	116,203
Impala Platinum Holdings Ltd.	8,928	30,298
Kumba Iron Ore Ltd.	657	18,393
MTN Group Ltd.	16,694	72,677
Naspers Ltd., Class N	1,817	298,899
Nedbank Group Ltd.	4,443	50,829
Northam Platinum Holdings Ltd.	3,710	21,216
Old Mutual Ltd.	44,778	27,869
Sanlam Ltd.	17,139	65,723
Sasol Ltd.	5,814	43,816
Shoprite Holdings Ltd.	4,959	66,763
Sibanye Stillwater Ltd.	28,463	29,337
Standard Bank Group Ltd.	13,246	139,380
Vodacom Group Ltd.	6,242	30,598
Woolworths Holdings Ltd./South Africa	9,322	31,188

		1,625,657

Security	Shares	Value

South Korea — 7.1%
Amorepacific Corp.	296	$26,616
CJ CheilJedang Corp.	83	18,705
Coway Co. Ltd.	555	22,590
Doosan Bobcat Inc.	535	18,889
Doosan Enerbility Co. Ltd.(b)(c)	4,405	53,765
Hana Financial Group Inc.	2,901	123,431
Hanon Systems	1,827	8,466
Hanwha Solutions Corp.	1,095	22,865
HD Hyundai Co. Ltd.	423	22,486
HMM Co. Ltd.(b)	2,342	32,132
Hyundai Engineering & Construction Co. Ltd.(b)	757	19,746
Hyundai Glovis Co. Ltd.(b)	186	26,629
Kakao Corp.	3,071	123,264
KB Financial Group Inc.	3,802	181,333
Korea Zinc Co. Ltd.	81	27,233
Korean Air Lines Co. Ltd.	1,859	32,117
Kumho Petrochemical Co. Ltd.(b)	152	16,881
LG Chem Ltd.	489	167,021
LG Corp.	940	66,166
LG Display Co. Ltd.(b)	2,400	20,483
LG Electronics Inc.	1,048	74,919
LG Energy Solution Ltd.(b)	458	138,095
LG H&H Co. Ltd.	91	21,857
LG Uplus Corp.	2,213	17,164
Lotte Chemical Corp.	199	18,298
Mirae Asset Securities Co. Ltd.(b)	2,432	16,504
NAVER Corp.	1,283	188,384
NCSoft Corp.	145	21,148
Netmarble Corp.(a)(b)	240	11,144
POSCO Future M Co. Ltd.(b)	310	74,098
Samsung Engineering Co. Ltd.(b)	1,561	28,871
Samsung SDI Co. Ltd.	544	154,546
Samsung SDS Co. Ltd.	376	45,229
Samsung Securities Co. Ltd.	620	19,377
Shinhan Financial Group Co. Ltd.	4,325	141,382
SK Biopharmaceuticals Co. Ltd.(b)	312	22,738
SK Bioscience Co. Ltd.(b)	258	11,923
SK IE Technology Co. Ltd.(a)(b)	269	14,837
SK Inc.	368	53,082
SK Innovation Co. Ltd.(b)	591	52,143
SK Square Co. Ltd.(b)	974	51,108
SKC Co. Ltd.(b)	190	11,838
Woori Financial Group Inc.	5,933	66,478
Yuhan Corp.	568	28,810

		2,314,791

Taiwan — 14.4%
Acer Inc.	29,000	41,475
Airtac International Group	1,000	38,313
AUO Corp.	65,600	36,383
Cathay Financial Holding Co. Ltd.	94,650	135,050
China Airlines Ltd.	30,000	18,999
China Steel Corp.	117,000	91,119
Chunghwa Telecom Co. Ltd.	39,000	148,577
CTBC Financial Holding Co. Ltd.	174,000	161,979
Delta Electronics Inc.	19,000	177,054
E.Sun Financial Holding Co. Ltd.	138,174	110,465
Eva Airways Corp.	27,000	26,879
Evergreen Marine Corp. Taiwan Ltd.	9,800	51,339
Far Eastern New Century Corp.	30,000	30,944
Far EasTone Telecommunications Co. Ltd.	18,000	44,845
First Financial Holding Co. Ltd.	106,456	91,305
Fubon Financial Holding Co. Ltd.	78,089	168,120

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Hotai Motor Co. Ltd.	3,100	$65,836
Hua Nan Financial Holdings Co. Ltd.	86,650	60,344
Lite-On Technology Corp.	20,000	69,393
MediaTek Inc.	15,000	541,295
Mega Financial Holding Co. Ltd.	113,211	138,699
Nan Ya Plastics Corp.	47,000	88,879
PharmaEssentia Corp.(b)	2,000	20,785
President Chain Store Corp.	6,000	51,156
SinoPac Financial Holdings Co. Ltd.	102,820	65,427
Taishin Financial Holding Co. Ltd.	108,477	59,733
Taiwan Cooperative Financial Holding Co. Ltd.	100,724	82,759
Taiwan High Speed Rail Corp.	21,000	20,068
Taiwan Mobile Co. Ltd.	18,000	56,409
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	1,643,589
Uni-President Enterprises Corp.	48,000	116,555
United Microelectronics Corp.	113,000	174,227
Voltronic Power Technology Corp.	1,000	50,821
Wan Hai Lines Ltd.	7,260	11,565
Yang Ming Marine Transport Corp.	17,000	26,821

		4,717,207

Thailand — 2.4%
Advanced Info Service PCL, NVDR	11,700	65,641
Airports of Thailand PCL, NVDR	42,400	75,139
Asset World Corp. PCL, NVDR	82,700	8,885
Bangkok Dusit Medical Services PCL, NVDR	111,800	88,821
Bangkok Expressway & Metro PCL, NVDR	73,300	16,477
Berli Jucker PCL, NVDR	500	338
BTS Group Holdings PCL, NVDR	80,500	11,569
Bumrungrad Hospital PCL, NVDR	5,800	36,188
Central Retail Corp. PCL, NVDR	18,300	17,763
Charoen Pokphand Foods PCL, NVDR(c)	39,200	20,654
CP ALL PCL, NVDR	57,100	91,558
Delta Electronics Thailand PCL, NVDR	30,800	61,314
Energy Absolute PCL, NVDR	17,200	16,929
Home Product Center PCL, NVDR	60,300	18,833
Indorama Ventures PCL, NVDR	17,800	11,568
Intouch Holdings PCL, NVDR	9,500	17,952
Kasikornbank PCL, NVDR	5,900	20,246
Minor International PCL, NVDR	34,300	30,372
Muangthai Capital PCL, NVDR	7,700	9,854
PTT Exploration & Production PCL, NVDR	13,600	57,111
PTT Global Chemical PCL, NVDR	22,600	23,920
PTT Oil & Retail Business PCL, NVDR	28,600	14,428
SCG Packaging PCL, NVDR	12,600	9,839
Siam Cement PCL (The), NVDR	7,500	56,254

		781,653

Turkey — 0.6%
Haci Omer Sabanci Holding AS	9,764	24,854
KOC Holding AS	7,616	41,017
Turk Hava Yollari AO(b)	5,562	50,177
Turkiye Is Bankasi AS, Class C	86,626	30,719
Turkiye Sise ve Cam Fabrikalari AS	13,754	22,514
Yapi ve Kredi Bankasi AS	32,877	24,263

		193,544

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	28,304	66,041
Abu Dhabi Islamic Bank PJSC	14,107	43,170
Aldar Properties PJSC	37,843	56,977
Emaar Properties PJSC	65,579	144,979
Emirates NBD Bank PJSC	18,525	92,299

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	34,405	$169,545
First Abu Dhabi Bank PJSC	43,577	161,887

		734,898

Total Common Stocks — 97.5% (Cost: $32,456,466)		31,855,187

Preferred Stocks

Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	52,094	144,091
Cia. Energetica de Minas Gerais, Preference Shares, NVS	13,963	33,622
Gerdau SA, Preference Shares, NVS	11,676	50,498
Itau Unibanco Holding SA, Preference Shares, NVS	48,031	327,930

		556,141

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,402	69,529

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,519	36,935

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	76	17,182

Total Preferred Stocks — 2.1% (Cost: $560,274)		679,787

Rights

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(b)	762	750

Total Rights — 0.0% (Cost: $—)		750

Total Long-Term Investments — 99.6% (Cost: $33,016,740)		32,535,724

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	266,348	266,481

Total Short-Term Securities — 0.8% (Cost: $266,431)		266,481

Total Investments — 100.4% (Cost: $33,283,171)		32,802,205

Liabilities in Excess of Other Assets — (0.4)%		(145,590)

Net Assets — 100.0%		$32,656,615

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$419,971	$—	$(153,686	)(a)	$146	$50	$266,481	266,348	$1,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	4,740		—

					$146	$50	$266,481		$6,521		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1	03/15/24	$51	$(20)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$20	$—	$—	$—	$20

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,540	$—	$—	$—	$1,540

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(125)	$—	$—	$—	$(125)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,420

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,495,044	$26,360,103	$40	$31,855,187
Preferred Stocks	593,076	86,711	—	679,787
Rights	—	750	—	750
Short-Term Securities
Money Market Funds	266,481	—	—	266,481

	$6,354,601	$26,447,564	$40	$32,802,205

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(20)	$—	$—	$(20)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $370,066 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
CSL Ltd.	18,585	$3,459,862
IDP Education Ltd.	23,807	295,723
Vicinity Ltd.	412,335	520,710

		4,276,295

Austria — 0.5%
Verbund AG	19,113	1,383,588

Belgium — 4.2%
Argenx SE(a)	778	291,606
Elia Group SA/NV	9,679	1,076,666
Umicore SA	539,567	11,291,706

		12,659,978

Canada — 2.5%
Northland Power Inc.	47,978	813,096
RioCan REIT	20,519	270,331
Saputo Inc.	155,412	3,161,718
West Fraser Timber Co. Ltd.	40,903	3,291,770

		7,536,915

Chile — 0.8%
Empresas CMPC SA	1,375,299	2,441,502

China — 14.6%
Akeso Inc.(a)(b)	28,000	167,900
Anjoy Foods Group Co. Ltd., Class A	4,300	51,986
BeiGene Ltd.(a)	34,021	438,012
Beijing Enterprises Water Group Ltd.	4,254,000	997,908
BYD Co. Ltd., Class A	44,800	1,183,286
BYD Co. Ltd., Class H	260,000	6,403,817
CECEP Solar Energy Co. Ltd., Class A	85,700	64,564
China Longyuan Power Group Corp. Ltd., Class H	1,856,000	1,307,947
China Medical System Holdings Ltd.	112,000	184,114
China Mengniu Dairy Co. Ltd.	1,417,000	3,542,984
China Railway Signal & Communication Corp. Ltd., Class A	163,655	110,759
China Three Gorges Renewables Group Co. Ltd., Class A	287,500	184,195
Chongqing Zhifei Biological Products Co. Ltd., Class A	15,700	116,415
Contemporary Amperex Technology Co. Ltd., Class A	129,120	2,920,365
CSPC Pharmaceutical Group Ltd.	701,520	546,379
East Buy Holding Ltd.(a)(b)(c)	60,000	184,949
Flat Glass Group Co. Ltd., Class A	22,300	67,478
Flat Glass Group Co. Ltd., Class H	27,000	49,917
GoodWe Technologies Co. Ltd., NVS	3,938	59,189
Hansoh Pharmaceutical Group Co. Ltd.(b)	50,000	88,128
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	7,800	27,130
Henan Shuanghui Investment & Development Co. Ltd., Class A	85,300	345,306
Hengan International Group Co. Ltd.	311,500	960,106
Hengdian Group DMEGC Magnetics Co. Ltd.	41,600	82,838
Hoymiles Power Electronics Inc., NVS	441	14,220
Innovent Biologics Inc.(a)(b)	35,500	191,441
Kingdee International Software Group Co. Ltd.(a)	260,000	279,575
Li Auto Inc.(a)	412,844	9,421,909
Ming Yang Smart Energy Group Ltd., Class A	164,200	232,390
New Oriental Education & Technology Group Inc.(a)	260,700	2,472,313
NIO Inc., ADR(a)(c)	620,406	3,567,335
Nongfu Spring Co. Ltd., Class H(b)	57,800	326,847
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	7,800	23,205
Sungrow Power Supply Co. Ltd., Class A	22,800	275,271
Tingyi Cayman Islands Holding Corp.	1,172,000	1,303,329

Security	Shares	Value

China (continued)
Vinda International Holdings Ltd.	119,000	$352,424
Xinyi Solar Holdings Ltd.	2,570,000	1,556,251
XPeng Inc.(a)(c)	353,532	1,654,633
Yadea Group Holdings Ltd.(b)	598,000	939,500
Yihai Kerry Arawana Holdings Co. Ltd., Class A	45,900	205,412
Zai Lab Ltd.(a)	22,850	48,766
Zhejiang Chint Electrics Co. Ltd., Class A	71,000	202,434
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	231,400	809,804

		43,962,731

Denmark — 9.0%
Genmab A/S(a)	2,528	702,329
Novo Nordisk A/S	75,029	8,955,884
Orsted A/S(b)	68,666	3,845,414
Rockwool A/S, Class B	4,204	1,345,493
Vestas Wind Systems A/S(a)	443,417	12,357,155

		27,206,275

France — 5.5%
Alstom SA	904,534	12,063,829
Covivio SA/France	15,946	716,008
Gecina SA	3,354	323,968
Ipsen SA	3,351	368,118
Klepierre SA	50,126	1,273,365
Unibail-Rodamco-Westfield, New(a)	23,677	1,731,343

		16,476,631

Germany — 2.4%
LEG Immobilien SE(a)	19,290	1,420,890
Vonovia SE	211,088	5,891,284

		7,312,174

Hong Kong — 4.2%
Henderson Land Development Co. Ltd.	269,000	773,995
Link REIT	221,120	1,096,447
MTR Corp. Ltd.	388,000	1,283,609
Swire Properties Ltd.	195,200	401,520
WH Group Ltd.(b)	15,314,500	9,203,337

		12,758,908

India — 0.6%
Adani Green Energy Ltd.(a)	5,593	127,828
Colgate-Palmolive India Ltd.	4,994	151,873
Hindustan Unilever Ltd.	30,606	890,474
Macrotech Developers Ltd.	13,239	185,504
Marico Ltd.	25,662	161,683
Nestle India Ltd., NVS	10,058	314,992

		1,832,354

Indonesia — 0.0%
Unilever Indonesia Tbk PT	569,400	98,916

Japan — 13.1%
Asahi Intecc Co. Ltd.	6,900	143,613
Central Japan Railway Co.	201,100	5,057,641
Chugai Pharmaceutical Co. Ltd.	19,200	766,879
Daiichi Sankyo Co. Ltd.	60,300	1,985,915
Daiwa House Industry Co. Ltd.	409,200	11,815,423
East Japan Railway Co.	127,700	7,554,918
Eisai Co. Ltd.	22,400	929,167
GLP J-REIT	318	252,297
Japan Metropolitan Fund Invest	640	377,184
Japan Real Estate Investment Corp.	91	328,026
Kyowa Kirin Co. Ltd.	18,800	372,301
Nippon Building Fund Inc.	110	423,634
Nippon Prologis REIT Inc.	197	329,591
Nissin Foods Holdings Co. Ltd.	45,300	1,320,421

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Real Estate Master Fund Inc.	348	$345,873
Ono Pharmaceutical Co. Ltd.	47,200	781,613
Shionogi & Co. Ltd.	18,600	926,036
Sysmex Corp.	10,400	584,010
Terumo Corp.	27,600	1,075,343
TOTO Ltd.	79,900	2,163,533
Unicharm Corp.	56,500	1,873,716

		39,407,134

Malaysia — 0.1%
PPB Group Bhd	55,300	181,556
QL Resources Bhd	187,300	229,226

		410,782

Mexico — 0.6%
Gruma SAB de CV, Class B	53,534	953,352
Kimberly-Clark de Mexico SAB de CV, Class A	327,946	728,844

		1,682,196

Netherlands — 0.3%
JDE Peet’s NV	36,670	837,840

Norway — 1.0%
Mowi ASA	110,265	2,129,549
Salmar ASA	13,959	886,529

		3,016,078

Saudi Arabia — 0.2%
ACWA Power Co.	1,729	121,730
Almarai Co. JSC	22,639	354,951

		476,681

Singapore — 0.9%
CapitaLand Ascendas REIT	314,900	641,750
CapitaLand Integrated Commercial Trust	670,740	978,361
City Developments Ltd.	245,000	1,032,660

		2,652,771

South Korea — 3.7%
LG Energy Solution Ltd.(a)	14,169	4,282,016
Samsung SDI Co. Ltd.	24,313	6,907,107

		11,189,123

Spain — 0.2%
Corp. ACCIONA Energias Renovables SA	1,018	21,049
EDP Renovaveis SA	37,853	516,349

		537,398

Sweden — 2.7%
Essity AB, Class B	275,178	6,416,067
Svenska Cellulosa AB SCA, Class B	77,688	1,099,929
Swedish Orphan Biovitrum AB(a)	19,634	482,213

		7,998,209

Switzerland — 4.4%
Geberit AG, Registered	2,537	1,474,984
Novartis AG, Registered	116,383	11,742,752

		13,217,736

Taiwan — 1.8%
Taiwan High Speed Rail Corp.	496,000	473,980
Uni-President Enterprises Corp.	2,021,000	4,907,473

		5,381,453

Thailand — 0.0%
BTS Group Holdings PCL, NVDR	1,052,800	151,298

Security	Shares	Value

United Kingdom — 1.8%
Berkeley Group Holdings PLC	23,292	$1,368,477
Land Securities Group PLC	51,091	400,268
Pearson PLC	289,556	3,520,011

		5,288,756

United States — 23.3%
Alexandria Real Estate Equities Inc.	15,988	1,994,183
Alnylam Pharmaceuticals Inc.(a)	3,676	555,407
Amgen Inc.	24,851	6,804,949
BioMarin Pharmaceutical Inc.(a)	10,121	873,240
Boston Properties Inc.	26,917	1,742,068
Darling Ingredients Inc.(a)	99,024	4,189,706
Dexcom Inc.(a)(c)	11,604	1,335,272
Digital Realty Trust Inc.	48,854	7,172,256
Edwards Lifesciences Corp.(a)	22,553	1,914,073
Enphase Energy Inc.(a)	17,034	2,163,488
First Solar Inc.(a)	15,868	2,441,927
Hormel Foods Corp.	106,143	3,748,971
Incyte Corp.(a)	20,323	1,186,050
Insulet Corp.(a)	3,350	549,400
Jazz Pharmaceuticals PLC(a)	11,117	1,321,811
Kimberly-Clark Corp.	86,108	10,433,706
Regeneron Pharmaceuticals Inc.(a)	4,138	3,997,681
Rivian Automotive Inc., Class A(a)(c)	134,375	1,521,125
Sun Communities Inc.	13,222	1,768,575
United Therapeutics Corp.(a)	3,962	893,986
Vertex Pharmaceuticals Inc.(a)(c)	9,113	3,834,204
Weyerhaeuser Co.	189,443	6,513,050
Xylem Inc./NY	26,085	3,314,099

		70,269,227

Total Long-Term Investments — 99.8% (Cost: $324,896,858)		300,462,949

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	5,851,515	5,854,441
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	20,000	20,000

Total Short-Term Securities — 1.9% (Cost: $5,873,906)		5,874,441

Total Investments — 101.7% (Cost: $330,770,764)		306,337,390

Liabilities in Excess of Other Assets — (1.7)%		(5,175,266)

Net Assets — 100.0%		$301,162,124

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Sustainable Development Goals ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,698,366	$—	$(2,844,439	)(a)	$(216)	$730	$5,854,441	5,851,515	$30,473	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—	(290,000	)(a)	—	—	20,000	20,000	12,619		—

					$(216)	$730	$5,874,441		$43,092		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	4	03/15/24	$458	$6,754
MSCI Emerging Markets Index	4	03/15/24	203	272
S&P 500 E-Mini Index	1	03/15/24	255	11,148

				$18,174

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$18,174	$—	$—	$—	$18,174

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$24,725	$—	$—	$—	$24,725

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$63,568	$—	$—	$—	$63,568

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Sustainable Development Goals ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$1,875,406

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$87,751,445	$212,711,504	$—	$300,462,949
Short-Term Securities
Money Market Funds	5,874,441	—	—	5,874,441

	$93,625,886	$212,711,504	$—	$306,337,390

Derivative Financial Instruments(a)
Assets
Equity Contracts	$18,174	$—	$—	$18,174

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $150,027 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Water Management Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 9.4%
Coca-Cola Europacific Partners PLC	1,088	$74,669
Coca-Cola Femsa SAB de CV	2,800	27,329
Diageo PLC	8,672	324,899
Fomento Economico Mexicano SAB de CV	10,800	134,859

		561,756

Building Products — 10.3%
Astral Ltd.	2,944	73,466
Geberit AG, Registered	620	360,461
Genuit Group PLC	11,072	56,584
Zurn Elkay Water Solutions Corp.	3,824	121,412

		611,923

Chemicals — 7.7%
Ecolab Inc.	1,493	335,686
Ganfeng Lithium Group Co. Ltd., Class A	400	2,223
Johnson Matthey PLC	932	18,167
Saudi Basic Industries Corp.	4,984	104,709

		460,785

Commercial Services & Supplies — 1.0%
China Everbright Environment Group Ltd.	166,000	61,661

Construction Materials — 2.2%
Wienerberger AG	3,672	128,318

Electric Utilities — 0.4%
Verbund AG	348	25,192

Electronic Equipment, Instruments & Components — 2.6%
Badger Meter Inc.	980	155,516

Food Products — 4.2%
Britannia Industries Ltd.	572	34,279
Kellanova	1,456	80,299
McCormick & Co. Inc./MD, NVS	1,364	93,925
Tata Consumer Products Ltd.	2,828	40,556

		249,059

Hotels, Restaurants & Leisure — 10.9%
Fosun Tourism Group(a)(b)	1,200	664
Hilton Worldwide Holdings Inc.	1,332	272,154
Marriott International Inc./MD, Class A	1,468	366,809
Minor International PCL, NVDR	6,200	5,490
Star Entertainment Group Ltd. (The)(b)	4,576	1,549

		646,666

Independent Power and Renewable Electricity Producers — 0.7%
AES Brasil Energia SA(b)	4,056	8,518
Auren Energia SA	3,164	8,166
Meridian Energy Ltd.	7,042	25,642

		42,326

Machinery — 17.2%
Energy Recovery Inc.(b)	2,320	36,262
Franklin Electric Co. Inc.	1,345	139,826
Kurita Water Industries Ltd.	3,600	146,718

Security	Shares	Value

Machinery (continued)
METAWATER Co. Ltd.	1,300	$20,069
Organo Corp.	1,200	61,676
Takuma Co. Ltd.	2,700	35,124
Watts Water Technologies Inc., Class A	896	182,739
Xylem Inc./NY	3,156	400,970

		1,023,384

Multi-Utilities — 4.5%
ACEA SpA	356	5,290
Veolia Environnement SA	8,412	260,758

		266,048

Real Estate Management & Development — 0.4%
Amata Corp. PCL, NVDR	1,600	1,004
Swire Pacific Ltd., Class A	3,000	24,852

		25,856

Semiconductors & Semiconductor Equipment — 12.3%
Macronix International Co. Ltd.	12,000	10,813
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	394,461
Texas Instruments Inc.	1,954	326,963

		732,237

Trading Companies & Distributors — 4.1%
Core & Main Inc., Class A(b)	5,102	243,518

Water Utilities — 11.3%
AlKhorayef Water & Power Technologies Co.(b)	470	30,403
American States Water Co.	1,344	95,975
American Water Works Co. Inc.	2,144	254,150
Beijing Enterprises Water Group Ltd.	182,000	42,694
Cia de Saneamento de Minas Gerais Copasa MG	8,456	35,160
Cia. de Saneamento Basico do Estado de Sao Paulo	11,116	177,012
Cia. de Saneamento do Parana	6,820	35,437

		670,831

Total Common Stocks — 99.2% (Cost: $4,925,193)		5,905,076

Preferred Stocks

Water Utilities — 0.4%
Cia. de Saneamento do Parana, Preference Shares, NVS	22,496	23,849

Total Preferred Stocks — 0.4% (Cost: $16,189)		23,849

Total Investments — 99.6% (Cost: $4,941,382)		5,928,925

Other Assets Less Liabilities — 0.4%		24,549

Net Assets — 100.0%		$5,953,474

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Water Management Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(21	)(b)	$21	$—	$—	—	$12	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	192		—

					$21	$—	$—		$204		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,311)	$—	$—	$—	$(1,311)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,442

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,637,757	$2,267,319	$—	$5,905,076
Preferred Stocks	23,849	—	—	23,849

	$3,661,606	$2,267,319	$—	$5,928,925

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
ANZ Group Holdings Ltd.	1,368	$25,357
Aristocrat Leisure Ltd.	196	5,955
ASX Ltd.	96	4,113
Brambles Ltd.	416	4,085
Cochlear Ltd.	36	8,206
Coles Group Ltd.	336	3,696
Commonwealth Bank of Australia	616	46,728
Computershare Ltd.	220	3,718
CSL Ltd.	148	27,552
Dexus	2,140	10,248
Endeavour Group Ltd./Australia	1,128	4,038
Goodman Group	1,612	31,382
GPT Group (The)	2,676	7,568
James Hardie Industries PLC(a)	336	13,291
Macquarie Group Ltd.	136	17,269
Medibank Pvt Ltd.	1,128	2,636
Mineral Resources Ltd.	176	7,637
National Australia Bank Ltd.	1,336	29,685
Northern Star Resources Ltd.	732	6,085
Pilbara Minerals Ltd.	2,560	6,991
QBE Insurance Group Ltd.	868	9,769
REA Group Ltd.	32	4,047
Scentre Group	3,624	7,335
Sonic Healthcare Ltd.	88	1,708
Stockland	2,420	7,071
Suncorp Group Ltd.	1,532	15,257
Transurban Group	2,284	20,127
Treasury Wine Estates Ltd.	460	3,693
Vicinity Ltd.	7,868	9,936
Wesfarmers Ltd.	632	27,431
Westpac Banking Corp.	460	7,893
WiseTech Global Ltd.	40	2,467
Xero Ltd.(a)	28	2,329

		385,303

Austria — 0.2%
Verbund AG	144	10,424

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	356	21,517
Argenx SE(a)	8	2,999
D’ieteren Group	28	5,410
Elia Group SA/NV	200	22,247
Groupe Bruxelles Lambert NV	60	4,512
KBC Group NV	140	9,862
UCB SA	52	6,000
Warehouses De Pauw CVA	152	4,071

		76,618

Canada — 12.2%
Agnico Eagle Mines Ltd.	264	12,662
Bank of Montreal	176	15,930
Bank of Nova Scotia (The)	140	6,789
BCE Inc.	160	5,937
Brookfield Asset Management Ltd.	104	4,238
CAE Inc.(a)	140	2,614
Cameco Corp.	432	17,507
Canadian Imperial Bank of Commerce	548	25,931
Canadian Pacific Kansas City Ltd.	324	27,509
CCL Industries Inc., Class B, NVS	64	3,262
CGI Inc.(a)	136	15,615
Constellation Software Inc./Canada	4	11,136

Security	Shares	Value

Canada (continued)
Dollarama Inc.	260	$20,112
Element Fleet Management Corp.	556	9,279
Fairfax Financial Holdings Ltd.	16	17,078
First Quantum Minerals Ltd.	508	4,810
FirstService Corp.	20	3,291
GFL Environmental Inc.	172	6,201
Gildan Activewear Inc.	184	6,407
Great-West Lifeco Inc.	588	18,110
Hydro One Ltd.(b)	1,516	45,185
iA Financial Corp. Inc.	140	8,682
IGM Financial Inc.	148	3,888
Intact Financial Corp.	148	24,611
Ivanhoe Mines Ltd., Class A(a)	1,320	14,035
Kinross Gold Corp.	488	2,388
Loblaw Companies Ltd.	176	18,757
Lundin Mining Corp.	1,472	11,638
Manulife Financial Corp.	1,268	30,094
Metro Inc./CN	204	11,045
National Bank of Canada	160	12,489
Northland Power Inc.	924	15,659
Nutrien Ltd.	256	13,363
Open Text Corp.	44	1,692
Pan American Silver Corp.	252	3,127
Power Corp. of Canada	620	17,913
Quebecor Inc., Class B	272	6,361
RB Global Inc.	44	3,320
Restaurant Brands International Inc.	168	13,045
RioCan REIT	860	11,330
Rogers Communications Inc., Class B, NVS	196	8,674
Royal Bank of Canada	612	59,436
Shopify Inc., Class A(a)	348	26,588
Stantec Inc.	188	15,698
Sun Life Financial Inc.	452	24,006
TFI International Inc.	80	11,820
Thomson Reuters Corp.	124	19,575
TMX Group Ltd.	372	9,758
Toromont Industries Ltd.	92	8,450
Toronto-Dominion Bank (The)	732	43,953
Wheaton Precious Metals Corp.	628	25,881

		756,879

Denmark — 3.6%
Carlsberg A/S, Class B	32	4,470
Coloplast A/S, Class B	24	3,188
Demant A/S(a)	28	1,404
DSV A/S	48	7,702
Genmab A/S(a)	16	4,445
Novo Nordisk A/S	1,180	140,850
Novozymes A/S, Class B	371	20,927
Pandora A/S	40	6,469
Rockwool A/S, Class B	32	10,242
Tryg A/S	148	3,147
Vestas Wind Systems A/S(a)	736	20,511

		223,355

Finland — 1.4%
Elisa OYJ	104	4,684
Kesko OYJ, Class B	1,024	19,578
Kone OYJ, Class B	160	7,834
Nokia OYJ	2,392	8,432
Nordea Bank Abp, New	452	5,501
Orion OYJ, Class B	96	3,774
Sampo OYJ, Class A	400	17,899

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
UPM-Kymmene OYJ	272	$9,104
Wartsila OYJ Abp	572	8,855

		85,661

France — 10.3%
Aeroports de Paris SA	40	5,445
Air Liquide SA	84	17,073
Alstom SA	608	8,126
Amundi SA(b)	36	2,372
AXA SA	596	21,219
Bouygues SA	40	1,582
Capgemini SE	40	9,730
Cie. de Saint-Gobain SA	204	15,727
Cie. Generale des Etablissements Michelin SCA	120	4,441
Covivio SA/France	216	9,699
Dassault Systemes SE	388	18,182
Edenred SE	200	9,897
Eiffage SA	96	10,454
EssilorLuxottica SA	116	24,631
Eurofins Scientific SE	36	2,151
Gecina SA	172	16,614
Getlink SE	1,224	20,898
Hermes International SCA	16	40,037
Ipsen SA	24	2,636
Kering SA	32	14,740
Klepierre SA	300	7,621
Legrand SA	200	20,256
L’Oreal SA	100	47,767
LVMH Moet Hennessy Louis Vuitton SE	100	91,274
Pernod Ricard SA	144	24,067
Publicis Groupe SA	48	5,079
Remy Cointreau SA	24	2,543
Sanofi SA	440	41,938
Sartorius Stedim Biotech	8	2,202
Schneider Electric SE	428	97,281
SEB SA	20	2,370
Vinci SA	316	40,493
Vivendi SE	268	2,995
Worldline SA/France(a)(b)	64	737

		642,277

Germany — 5.9%
adidas AG	64	12,946
Allianz SE, Registered	164	45,044
Beiersdorf AG	56	8,027
Brenntag SE	64	5,844
Carl Zeiss Meditec AG, Bearer	28	3,438
Deutsche Bank AG, Registered	192	2,571
Deutsche Boerse AG	68	14,236
Deutsche Post AG, Registered	372	17,273
Deutsche Telekom AG, Registered	852	20,251
GEA Group AG	120	4,840
Infineon Technologies AG	476	17,091
Knorr-Bremse AG	148	10,362
LEG Immobilien SE(a)	76	5,598
Merck KGaA	64	10,889
MTU Aero Engines AG	8	1,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	80	37,246
Puma SE	36	1,656
Rational AG	4	3,292
Rheinmetall AG	20	9,177
SAP SE	384	71,959

Security	Shares	Value

Germany (continued)
Scout24 SE(b)	24	$1,745
Siemens AG, Registered	200	39,594
Siemens Healthineers AG(b)	88	5,281
Symrise AG, Class A	32	3,275
Talanx AG(a)	36	2,570
Vonovia SE	408	11,387
Zalando SE(a)(b)	68	1,439

		368,955

Hong Kong — 1.4%
AIA Group Ltd.	4,800	38,694
CK Asset Holdings Ltd.	2,000	9,200
ESR Group Ltd.(b)	5,600	7,462
Futu Holdings Ltd., ADR(a)	28	1,498
Henderson Land Development Co. Ltd.	4,000	11,509
Hong Kong Exchanges & Clearing Ltd.	300	9,240
MTR Corp. Ltd.	2,000	6,616

		84,219

Ireland — 0.6%
Flutter Entertainment PLC(a)	52	11,260
Kerry Group PLC, Class A	44	3,863
Kingspan Group PLC	212	19,171
Smurfit Kappa Group PLC	24	1,026

		35,320

Israel — 0.6%
Azrieli Group Ltd.	100	7,258
Bank Hapoalim BM	724	6,935
Bank Leumi Le-Israel BM	172	1,442
Check Point Software Technologies Ltd.(a)	24	3,850
CyberArk Software Ltd.(a)	8	2,110
Elbit Systems Ltd.	12	2,669
Nice Ltd.(a)	20	4,893
Teva Pharmaceutical Industries Ltd., ADR(a)	300	3,945
Wix.com Ltd.(a)	8	1,122

		34,224

Italy — 2.3%
Amplifon SpA	76	2,538
Banco BPM SpA	1,504	8,756
Enel SpA	1,320	8,399
Ferrari NV	72	30,389
FinecoBank Banca Fineco SpA	416	5,763
Mediobanca Banca di Credito Finanziario SpA	1,164	15,856
Moncler SpA	112	8,076
Nexi SpA(a)(b)	136	998
Poste Italiane SpA(b)	264	3,097
Recordati Industria Chimica e Farmaceutica SpA	100	5,599
Terna - Rete Elettrica Nazionale	3,860	30,239
UniCredit SpA	672	22,508

		142,218

Japan — 20.5%
Advantest Corp.	400	18,830
Asahi Group Holdings Ltd.	400	13,703
Astellas Pharma Inc.	1,200	13,114
Azbil Corp.	400	11,755
Bandai Namco Holdings Inc.	400	7,703
Canon Inc.	400	11,698
Central Japan Railway Co.	1,600	40,240
Chugai Pharmaceutical Co. Ltd.	400	15,977
Concordia Financial Group Ltd.	1,200	6,084
Daifuku Co. Ltd.	400	9,497
Daiichi Sankyo Co. Ltd.	800	26,347
Daiwa House Industry Co. Ltd.	400	11,550

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	800	$5,898
East Japan Railway Co.	400	23,665
FANUC Corp.	800	23,320
Hamamatsu Photonics KK	400	14,381
Hoya Corp.	400	52,215
Iida Group Holdings Co. Ltd.	400	5,162
Japan Exchange Group Inc.	800	20,945
Japan Metropolitan Fund Invest	12	7,072
Japan Post Bank Co. Ltd.	800	8,530
Japan Real Estate Investment Corp.	4	14,419
KDX Realty Investment Corp.	4	4,004
Keisei Electric Railway Co. Ltd.	400	18,688
Kintetsu Group Holdings Co. Ltd.	400	12,302
Kirin Holdings Co. Ltd.	400	5,561
Koito Manufacturing Co. Ltd.	400	5,070
Komatsu Ltd.	400	11,611
Kyocera Corp.	800	11,807
Kyowa Kirin Co. Ltd.	400	7,921
M3 Inc.	400	5,753
MatsukiyoCocokara & Co.	400	6,633
MISUMI Group Inc.	400	6,114
Mitsubishi Corp.	400	8,580
Mitsubishi Estate Co. Ltd.	800	12,245
Mitsubishi UFJ Financial Group Inc.	4,000	41,091
Mizuho Financial Group Inc.	400	7,473
Murata Manufacturing Co. Ltd.	800	16,122
Nidec Corp.	400	15,179
Nintendo Co. Ltd.	400	22,352
Nippon Building Fund Inc.	4	15,405
Nippon Paint Holdings Co. Ltd.	400	2,972
NTT Data Group Corp.	400	6,515
Odakyu Electric Railway Co. Ltd.	400	5,624
Olympus Corp.	800	11,383
Omron Corp.	400	14,873
Ono Pharmaceutical Co. Ltd.	400	6,624
Oriental Land Co. Ltd./Japan	400	14,336
ORIX Corp.	800	16,808
Otsuka Holdings Co. Ltd.	400	16,231
Pan Pacific International Holdings Corp.	400	9,430
Rakuten Group Inc.(a)	800	4,385
Recruit Holdings Co. Ltd.	400	16,134
Renesas Electronics Corp.	800	13,218
Rohm Co. Ltd.	400	6,815
SBI Holdings Inc.	400	10,770
Seiko Epson Corp.	400	6,475
Shimadzu Corp.	400	10,927
Shin-Etsu Chemical Co. Ltd.	800	34,139
Shionogi & Co. Ltd.	400	19,915
Shiseido Co. Ltd.	400	10,875
Shizuoka Financial Group Inc., NVS	2,000	19,577
SoftBank Group Corp.	400	23,693
Sony Group Corp.	400	34,459
Sumitomo Metal Mining Co. Ltd.	400	10,413
Sumitomo Mitsui Financial Group Inc.	400	22,286
T&D Holdings Inc.	400	6,962
Takeda Pharmaceutical Co. Ltd.	400	11,698
Terumo Corp.	400	15,585
TIS Inc.	400	9,027
Tokio Marine Holdings Inc.	800	23,373
Tokyo Electron Ltd.	400	99,244
Toyota Motor Corp.	2,800	67,442
Unicharm Corp.	400	13,265

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	800	$13,926
West Japan Railway Co.	400	16,633
Yamaha Corp.	400	8,748
Yaskawa Electric Corp.	400	16,395
Yokogawa Electric Corp.	800	16,934
ZOZO Inc.	400	9,078

		1,273,203

Netherlands — 4.4%
Adyen NV(a)(b)	8	12,658
Akzo Nobel NV	84	6,123
ASML Holding NV	148	140,452
ASR Nederland NV	112	5,169
BE Semiconductor Industries NV	12	2,173
Davide Campari-Milano NV	440	4,462
EXOR NV, NVS	124	13,394
Ferrovial SE	628	23,581
Heineken Holding NV	108	8,342
IMCD NV	24	3,661
NN Group NV	292	13,031
Prosus NV	672	19,628
Qiagen NV, NVS	104	4,447
Universal Music Group NV	288	8,695
Wolters Kluwer NV	52	8,212

		274,028

New Zealand — 0.5%
Auckland International Airport Ltd.	904	4,458
Mercury NZ Ltd.	4,332	17,619
Meridian Energy Ltd.	3,256	11,856

		33,933

Norway — 0.7%
Adevinta ASA(a)	92	982
DNB Bank ASA	1,160	23,228
Gjensidige Forsikring ASA	544	8,594
Kongsberg Gruppen ASA	28	1,785
Orkla ASA	480	3,441
Salmar ASA	40	2,540

		40,570

Portugal — 0.3%
EDP - Energias de Portugal SA	5,196	20,693

Singapore — 1.3%
CapitaLand Ascendas REIT	7,600	15,488
CapitaLand Integrated Commercial Trust	22,400	32,673
City Developments Ltd.	2,800	11,802
Genting Singapore Ltd.	14,800	10,016
Grab Holdings Ltd., Class A(a)	704	2,161
Mapletree Logistics Trust	4,000	4,406
Sea Ltd., ADR(a)	48	2,329
Singapore Technologies Engineering Ltd.	800	2,369

		81,244

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	489	20,109
Aena SME SA(b)	88	16,719
Amadeus IT Group SA	212	12,542
Banco Bilbao Vizcaya Argentaria SA	152	1,516
CaixaBank SA	1,340	6,062
Cellnex Telecom SA(b)	28	1,012
Corp. ACCIONA Energias Renovables SA	23	475
EDP Renovaveis SA	672	9,167
Grifols SA(a)	56	461
Iberdrola SA	2,244	25,773

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	844	$37,548

		131,384

Sweden — 3.1%
Assa Abloy AB, Class B	260	7,422
Atlas Copco AB, Class A	812	14,106
Atlas Copco AB, Class B	720	10,779
Boliden AB	424	10,746
Epiroc AB	348	6,317
Epiroc AB, Class B	268	4,422
Evolution AB(b)	52	6,736
H & M Hennes & Mauritz AB, Class B	548	7,441
Hexagon AB, Class B	972	11,402
Holmen AB, Class B	60	2,409
Industrivarden AB, Class A	188	6,418
Investor AB, Class B	684	17,209
Nibe Industrier AB, Class B	1,088	6,073
Sandvik AB	532	11,979
Skandinaviska Enskilda Banken AB, Class A	848	12,612
Skanska AB, Class B	808	14,912
Svenska Cellulosa AB SCA, Class B	544	7,702
Svenska Handelsbanken AB, Class A	1,060	12,678
Swedbank AB, Class A	160	3,519
Tele2 AB, Class B	528	4,429
Telefonaktiebolaget LM Ericsson, Class B	1,136	6,169
Volvo AB, Class B	164	4,519

		189,999

Switzerland — 9.8%
ABB Ltd., Registered	1,600	73,828
Alcon Inc.	176	15,007
Baloise Holding AG, Registered	184	29,688
Banque Cantonale Vaudoise, Registered	64	7,671
BKW AG	76	10,648
Coca-Cola HBC AG, Class DI	44	1,372
DSM-Firmenich AG	72	7,716
Geberit AG, Registered	40	23,256
Givaudan SA, Registered	8	33,567
Julius Baer Group Ltd.	152	8,142
Kuehne + Nagel International AG, Registered	20	6,734
Logitech International SA, Registered	56	4,955
Lonza Group AG, Registered	20	10,439
Novartis AG, Registered	768	77,489
Partners Group Holding AG	8	11,503
Roche Holding AG, NVS	264	69,026
Sandoz Group AG(a)	136	4,207
Schindler Holding AG, Participation Certificates, NVS	52	13,701
Schindler Holding AG, Registered	20	5,086
SGS SA	16	1,536
Sika AG, Registered	52	15,039
Sonova Holding AG, Registered	24	7,403
STMicroelectronics NV	276	12,532
Straumann Holding AG	48	7,587
Swatch Group AG (The), Bearer	20	4,722
Swiss Life Holding AG, Registered	12	8,723
Swiss Prime Site AG, Registered	204	19,497
Swiss Re AG	160	19,311
Swisscom AG, Registered	36	20,577
Temenos AG, Registered	24	1,806
UBS Group AG, Registered	1,156	33,006
VAT Group AG(b)	8	4,016
Zurich Insurance Group AG	72	38,306

		608,096

Security	Shares	Value

United Kingdom — 10.0%
3i Group PLC	1,240	$38,741
abrdn PLC	2,308	4,596
Admiral Group PLC	128	4,319
Antofagasta PLC	928	21,321
Ashtead Group PLC	308	22,153
AstraZeneca PLC	540	68,069
Auto Trader Group PLC(b)	320	2,996
Aviva PLC	2,716	15,341
Barclays PLC	8,120	16,971
Barratt Developments PLC	1,640	9,676
Berkeley Group Holdings PLC	272	15,981
Bunzl PLC	268	10,682
Burberry Group PLC	160	2,598
Coca-Cola Europacific Partners PLC	148	10,157
Compass Group PLC	592	16,244
Croda International PLC	56	3,376
Diageo PLC	960	35,967
Entain PLC	152	1,754
Experian PLC	292	12,505
GSK PLC	1,604	33,553
Haleon PLC	2,404	10,085
Halma PLC	228	6,640
Hargreaves Lansdown PLC	180	1,659
Hikma Pharmaceuticals PLC	48	1,191
HSBC Holdings PLC	6,200	48,259
Informa PLC	1,160	11,893
InterContinental Hotels Group PLC	72	7,646
Intertek Group PLC	20	1,171
JD Sports Fashion PLC	1,668	2,493
Legal & General Group PLC	2,920	8,953
Lloyds Banking Group PLC	32,280	19,086
London Stock Exchange Group PLC	112	12,579
Mondi PLC, NVS	72	1,280
NatWest Group PLC, NVS	2,156	6,519
Next PLC	116	12,196
Ocado Group PLC(a)	144	933
Pearson PLC	280	3,404
Persimmon PLC	320	5,515
Prudential PLC	888	8,749
Reckitt Benckiser Group PLC	268	16,933
RELX PLC	612	26,808
Rentokil Initial PLC	1,084	6,035
Rio Tinto PLC	76	4,876
Schroders PLC	488	2,432
Segro PLC	1,212	12,963
Smith & Nephew PLC	320	4,222
Smiths Group PLC	368	7,492
Spirax-Sarco Engineering PLC	64	8,350
Taylor Wimpey PLC	5,216	9,090
Wise PLC, Class A(a)	88	1,022
WPP PLC	320	2,863

		620,337

Total Common Stocks — 98.6% (Cost: $5,806,383)		6,118,940

Preferred Stocks

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS	44	4,114
Henkel AG & Co. KGaA, Preference Shares, NVS	112	8,426

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	16	$6,060

		18,600

Total Preferred Stocks — 0.3% (Cost: $17,519)		18,600

Total Investments — 98.9% (Cost: $5,823,902)		6,137,540

Other Assets Less Liabilities — 1.1%		67,120

Net Assets — 100.0%		$6,204,660

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/17/24	(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$ —		$ 10,000	$(10,000)	$—	$—	$—	—	$—	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/08/28	$4,383	$(8)		$4,375	0.1%
	Monthly	JPMorgan Chase Bank NA	02/10/25	41,950	(1	)(c)	41,950	0.7

					$(9)		$46,325

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	45 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 08, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Singapore
Singapore Exchange Ltd.	600	$4,215	96.3%

Spain
Redeia Corp. SA	10	160	3.7

Total Reference Entity — Long		4,375

Net Value of Reference Entity — HSBC Bank PLC		$4,375

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Hong Kong
Hong Kong Exchanges & Clearing Ltd.	200	$6,160	14.7%

	Shares	Value	% of Basket Value

Netherlands
ASM International NV	9	$5,497	13.1

Spain
Redeia Corp. SA	1,904	30,293	72.2

Total Reference Entity — Long		41,950

Net Value of Reference Entity — JPMorgan Chase Bank NA		$41,950

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$—	$(9)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$9	$—	$—	$—	$9

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Swaps	$—	$—	$122	$—	$—	$—	$122

Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$(9)	$—	$—	$—	$(9)

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Paris-Aligned Climate MSCI World ex USA ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$46,333

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps - OTC	$—	$9

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	9
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$—	$9

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset(a)	Pledged	Pledged(b)	Liabilities(c)

HSBC Bank PLC	$8	$—	$—	$—	$8
JPMorgan Chase Bank NA	1	—	—	—	1

	$9	$—	$—	$—	$9

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$807,110	$5,311,830	$—	$6,118,940
Preferred Stocks	—	18,600	—	18,600

	$807,110	$5,330,430	$—	$6,137,540

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(9)	$—	$(9)

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,780,593	$7,817,661,639	$32,535,724	$300,462,949
Investments, at value — affiliated(c)	217,035	16,269,599	266,481	5,874,441
Cash	4,408	5,774	434,709	311,517
Cash pledged for futures contracts	2,000	—	—	24,000
Foreign currency collateral pledged for futures contracts(d)	—	1,951,579	—	—
Foreign currency, at value(e)	4,135	11,904,248	103,231	820,112
Receivables:
Investments sold	—	374,509,136	1,005,344	29,386,771
Securities lending income — affiliated	3	4,494	177	6,097
Capital shares sold	—	539,150	—	—
Dividends — unaffiliated	8,328	10,556,014	70,182	237,564
Dividends — affiliated	—	4,979	246	888
Tax reclaims	6,722	12,081,285	841	436,595
Variation margin on futures contracts	134	120,475	14	1,694

Total assets	5,023,358	8,245,608,372	34,416,949	337,562,628

LIABILITIES
Bank borrowings	—	—	370,066	150,027
Collateral on securities loaned, at value	217,035	15,861,167	272,975	5,856,443
Payables:
Investments purchased	—	370,511,753	952,225	29,373,398
Capital shares redeemed	—	—	—	866,137
Deferred foreign capital gain tax	—	—	160,963	33,585
Investment advisory fees	1,762	1,220,435	4,105	120,914
Professional fees	—	69,045	—	—

Total liabilities	218,797	387,662,400	1,760,334	36,400,504

Commitments and contingent liabilities

NET ASSETS	$4,804,561	$7,857,945,972	$32,656,615	$301,162,124

NET ASSETS CONSIST OF
Paid-in capital	$6,189,943	$7,236,077,668	$34,732,083	$395,902,596
Accumulated earnings (loss)	(1,385,382)	621,868,304	(2,075,468)	(94,740,472)

NET ASSETS	$4,804,561	$7,857,945,972	$32,656,615	$301,162,124

NET ASSET VALUE

Shares outstanding	250,000	101,900,000	750,000	3,900,000

Net asset value	$19.22	$77.11	$43.54	$77.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$5,732,504	$6,573,824,724	$33,016,740	$324,896,858
(b) Securities loaned, at value	$212,575	$15,411,269	$261,634	$5,532,981
(c) Investments, at cost — affiliated	$217,035	$16,271,574	$266,431	$5,873,906
(d) Foreign currency collateral pledged, at cost	$—	$1,975,184	$—	$—
(e) Foreign currency, at cost	$4,159	$11,879,273	$104,035	$827,931

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

	iShares MSCI Water Management Multisector ETF	iShares Paris-Aligned Climate MSCI World ex USA ETF

ASSETS
Investments, at value — unaffiliated(a)	$5,928,925	$6,137,540
Cash	2,899	1,038
Foreign currency, at value(b)	778	4,064
Receivables:
Investments sold	99,767	55,363
Swaps	—	123
Dividends — unaffiliated	15,352	6,965
Tax reclaims	2,479	156

Total assets	6,050,200	6,205,249

LIABILITIES
Payables:
Investments purchased	91,164	—
Deferred foreign capital gain tax	3,386	—
Investment advisory fees	2,176	580
Unrealized depreciation on OTC swaps	—	9

Total liabilities	96,726	589

Commitments and contingent liabilities

NET ASSETS	$5,953,474	$6,204,660

NET ASSETS CONSIST OF
Paid-in capital	$4,982,461	$5,882,292
Accumulated earnings	971,013	322,368

NET ASSETS	$5,953,474	$6,204,660

NET ASSETVALUE
Shares outstanding	200,000	120,000

Net asset value	$29.77	$51.71

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$4,941,382	$5,823,902
(b) Foreign currency, at cost	$783	$4,074

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF

INVESTMENT INCOME
Dividends — unaffiliated	$48,566	$67,613,408	$388,256	$2,354,801
Dividends — affiliated	41	97,635	4,740	12,619
Securities lending income — affiliated — net	53	16,734	1,781	30,473
Other income — unaffiliated	—	38,850	—	—
Foreign taxes withheld	(2,408)	(5,153,472)	(42,645)	(130,352)
Foreign withholding tax claims	—	1,064,466	—	—
Other foreign taxes	—	—	(652)	—

Total investment income	46,252	63,677,621	351,480	2,267,541

EXPENSES
Investment advisory	12,036	7,247,908	33,388	823,230
Commitment costs	—	—	370	897
Professional	—	114,119	—	—
Interest expense	—	—	596	2,608

Total expenses	12,036	7,362,027	34,354	826,735

Net investment income	34,216	56,315,594	317,126	1,440,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(109,432)	(70,288,661)	1,402,035	(15,383,457)
Investments — affiliated	6	1,988	146	(216)
Foreign currency transactions	96	124,157	(318)	(58,742)
Futures contracts	582	2,021,611	1,540	24,725
In-kind redemptions — unaffiliated(b)	(81,407)	24,509,219	267,466	5,932,429

	(190,155)	(43,631,686)	1,670,869	(9,485,261)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	39,808	611,428,932	(1,476,791)	2,619,471
Investments — affiliated	—	(2,097)	50	730
Foreign currency translations	(38)	76,015	7,419	7,645
Futures contracts	62	1,565,951	(125)	63,568

	39,832	613,068,801	(1,469,447)	2,691,414

Net realized and unrealized gain (loss)	(150,323)	569,437,115	201,422	(6,793,847)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(116,107)	$625,752,709	$518,548	$(5,353,041)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$(60,809)	$(8,706)
(b) See Note 2 of the Notes to Financial Statements
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$(95,969)	$(23,075)

See notes to financial statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

	iShares MSCI Water Management Multisector ETF	iShares Paris-Aligned Climate MSCI World ex USA ETF (a)

INVESTMENT INCOME
Dividends — unaffiliated	$53,712	$11,295
Dividends — affiliated	192	—
Securities lending income — affiliated — net	12	—
Foreign taxes withheld	(1,960)	(976)

Total investment income	51,956	10,319

EXPENSES
Investment advisory	12,936	855
Interest expense	72	—
Commitment costs	20	—

Total expenses	13,028	855

Net investment income	38,928	9,464

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	(16,333)	(763)
Investments — affiliated	21	—
Foreign currency transactions	(675)	(70)
Futures contracts	(1,311)	—
Swaps	—	122

	(18,298)	(711)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	530,442	313,638
Foreign currency translations	7	(14)
Swaps	—	(9)

	530,449	313,615

Net realized and unrealized gain	512,151	312,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$551,079	$322,368

(a) For the period from January 17, 2024 (commencement of operations) to February 29, 2024
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(111)	$—
(c) Net of increase in deferred foreign capital gain tax of	$(3,277)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares Emergent Food and AgTech Multisector ETF		iShares ESG Aware MSCI EAFE ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,216	$128,743	$56,315,594	$207,040,679
Net realized loss	(190,155)	(237,582)	(43,631,686)	(90,560,087)
Net change in unrealized appreciation (depreciation)	39,832	(213,614)	613,068,801	1,047,683,033

Net increase (decrease) in net assets resulting from operations	(116,107)	(322,453)	625,752,709	1,164,163,625

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,019)	(121,313)	(91,664,404)	(168,489,438)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(915,219)	1,066,423	63,214,489	(111,292,713)

NET ASSETS
Total increase (decrease) in net assets	(1,083,345)	622,657	597,302,794	884,381,474
Beginning of period	5,887,906	5,265,249	7,260,643,178	6,376,261,704

End of period	$4,804,561	$5,887,906	$7,857,945,972	$7,260,643,178

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI EM Leaders ETF		iShares MSCI Global Sustainable Development Goals ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$317,126	$1,259,362	$1,440,806	$7,516,583
Net realized gain (loss)	1,670,869	(493,948)	(9,485,261)	(19,075,734)
Net change in unrealized appreciation (depreciation)	(1,469,447)	(971,701)	2,691,414	21,377,446

Net increase (decrease) in net assets resulting from operations	518,548	(206,287)	(5,353,041)	9,818,295

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,066,536)	(2,612,115)	(3,295,295)	(7,206,217)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,820,777)	(4,550,261)	(64,271,603)	(44,320,664)

NET ASSETS
Total decrease in net assets	(20,368,765)	(7,368,663)	(72,919,939)	(41,708,586)
Beginning of period	53,025,380	60,394,043	374,082,063	415,790,649

End of period	$32,656,615	$53,025,380	$301,162,124	$374,082,063

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares MSCI Water Management Multisector ETF			iShares Paris-Aligned Climate MSCI World ex USA ETF

	Six Months			Period From
	Ended	Period From		01/17/24	(a)
	02/29/24	09/20/22	(a)	to 02/29/24
	(unaudited)	to 08/31/23		(unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,928	$91,276		$9,464
Net realized gain (loss)	(18,298)	147,987			(711)
Net change in unrealized appreciation (depreciation)	530,449	453,605		313,615

Net increase in net assets resulting from operations	551,079	692,868		322,368

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(199,551)		(73,383)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,982,461		5,882,292

NET ASSETS
Total increase in net assets	351,528	5,601,946		6,204,660
Beginning of period	5,601,946	—		—

End of period	$5,953,474	$5,601,946		$6,204,660

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Emergent Food and AgTech Multisector ETF

	Six Months Ended			Period From
	02/29/24		Year Ended	04/25/22	(a)
	(unaudited)		08/31/23	to 08/31/22

Net asset value, beginning of period	$19.63		$21.06	$24.09

Net investment income(b)	0.12		0.45	0.21
Net realized and unrealized loss(c)		(0.32)	(1.48)		(3.09)

Net decrease from investment operations		(0.20)	(1.03)		(2.88)

Distributions from net investment income(d)		(0.21)	(0.40)		(0.15)

Net asset value, end of period	$19.22		$19.63	$21.06

Total Return(e)
Based on net asset value	(1.01	)%(f)	(4.92)%	(12.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47	%(h)

Net investment income	1.34	%(h)	2.20%	2.78	%(h)

Supplemental Data
Net assets, end of period (000)	$4,805		$5,888	$5,265

Portfolio turnover rate(i)		19%	18%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$71.75		$62.03	$80.85	$65.21	$62.01	$65.51

Net investment income(a)	0.56	(b)	2.04	2.07	1.84	1.53	2.12
Net realized and unrealized gain (loss)(c)	5.72		9.35	(18.37)	15.47	2.85	(3.92)

Net increase (decrease) from investment operations	6.28		11.39	(16.30)	17.31	4.38	(1.80)

Distributions from net investment income(d)		(0.92)	(1.67)	(2.52)	(1.67)	(1.18)	(1.70)

Net asset value, end of period	$77.11		$71.75	$62.03	$80.85	$65.21	$62.01

Total Return(e)
Based on net asset value	8.84	%(b)(f)	18.42%	(20.54)%	26.69%	7.12%	(2.68)%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(h)	0.20%	0.20%	N/A	N/A	N/A

Net investment income	1.55	%(b)(h)	2.98%	2.84%	2.45%	2.47%	3.39%

Supplemental Data
Net assets, end of period (000)	$7,857,946		$7,260,643	$6,376,262	$6,694,669	$3,025,519	$917,780

Portfolio turnover rate(i)		12%	26%	27%	25%	30%	26%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.03%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF

	Six Months Ended						Period From
	02/29/24		Year Ended	Year Ended		Year Ended	02/05/20	(a)
	(unaudited)		08/31/23	08/31/22		08/31/21	to 08/31/20

Net asset value, beginning of period	$44.19		$46.46	$63.49		$51.84	$51.43

Net investment income(b)	0.33		1.07	0.96		1.01	0.79
Net realized and unrealized gain (loss)(c)	0.09		(1.30)	(16.79)		11.67		(0.03)

Net increase (decrease) from investment operations	0.42		(0.23)	(15.83)		12.68	0.76

Distributions(d)
From net investment income		(1.07)	(0.62)	(0.90)		(1.03)		(0.35)
From net realized gain	—		(1.42)	(0.30)		—	—

Total distributions		(1.07)	(2.04)	(1.20)		(1.03)		(0.35)

Net asset value, end of period	$43.54		$44.19	$46.46		$63.49	$51.84

Total Return(e)
Based on net asset value	1.03	%(f)	(0.48)%	(25.25	)%(g)	24.68%	1.54	%(f)

Ratios to Average Net Assets(h)
Total expenses	0.16	%(i)	0.17%	0.16%		0.16%	0.16	%(i)

Net investment income	1.52	%(i)	2.40%	1.60%		1.66%	3.04	%(i)

Supplemental Data
Net assets, end of period (000)	$32,657		$53,025	$60,394		$882,529	$647,969

Portfolio turnover rate(j)		5%	37%	17%		34%		19%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding payments, the Fund’s total return would have been-26.07%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Sustainable Development Goals ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$78.75		$78.45	$100.03	$81.68	$57.03	$58.35

Net investment income(a)	0.33		1.43	1.81	1.12	1.19	1.02
Net realized and unrealized gain (loss)(b)		(1.10)	0.24	(21.60)	18.09	24.32	(1.29)

Net increase (decrease) from investment operations		(0.77)	1.67	(19.79)	19.21	25.51	(0.27)

Distributions from net investment income(c)		(0.76)	(1.37)	(1.79)	(0.86)	(0.86)	(1.05)

Net asset value, end of period	$77.22		$78.75	$78.45	$100.03	$81.68	$57.03

Total Return(d)
Based on net asset value	(0.96	)%(e)	2.08%	(19.93)%	23.60%	45.10%	(0.40)%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.49%	0.49%	0.49%	0.49%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.49%	N/A	N/A	N/A	N/A

Net investment income	0.86	%(g)	1.82%	2.06%	1.19%	1.82%	1.79%

Supplemental Data
Net assets, end of period (000)	$301,162		$374,082	$415,791	$565,145	$175,604	$54,174

Portfolio turnover rate(h)		26%	44%	54%	70%	47%	43%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Water Management Multisector ETF

	Six Months Ended		Period From
	02/29/24		09/20/22	(a)
	(unaudited)		to 08/31/23

Net asset value, beginning of period	$28.01		$24.91

Net investment income(b)	0.19		0.46
Net realized and unrealized gain(c)	2.57		3.01

Net increase from investment operations	2.76		3.47

Distributions(d)
From net investment income		(0.23)		(0.37)
From net realized gain		(0.77)	—

Total distributions		(1.00)		(0.37)

Net asset value, end of period	$29.77		$28.01

Total Return(e)
Based on net asset value	10.07	%(f)	13.91	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income	1.41	%(h)	1.77	%(h)

Supplemental Data
Net assets, end of period (000)	$5,953		$5,602

Portfolio turnover rate(i)		20%		51%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares Paris-Aligned Climate MSCI World ex USA ETF

	Period From
	01/17/24	(a)
	to 02/29/24
	(unaudited)

Net asset value, beginning of period	$49.02

Net investment income(b)	0.08
Net realized and unrealized gain(c)	2.61

Net increase from investment operations	2.69

Net asset value, end of period	$51.71

Total Return(d)
Based on net asset value	5.48	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)

Net investment income	1.30	%(g)

Supplemental Data
Net assets, end of period (000)	$6,205

Portfolio turnover rate(h)	0	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
(i)	Rounds to less than 1%.

See notes to financial statements.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Emergent Food and AgTech Multisector	Non-diversified
ESG Aware MSCI EAFE	Diversified
ESG MSCI EM Leaders	Diversified
MSCI Global Sustainable Development Goals	Diversified
MSCI Water Management Multisector	Non-diversified
Paris-Aligned Climate MSCI World ex USA(a)	Diversified

(a)	The Fund commenced operations on January 17, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Emergent Food and AgTech Multisector
BofA Securities, Inc.	$212,575	$(212,575)	$—		$—

ESG Aware MSCI EAFE
Citigroup Global Markets, Inc.	$33,163	$(33,163)	$—		$—
Goldman Sachs & Co. LLC	944,978	(944,978)	—		—
J.P. Morgan Securities LLC	2,119,989	(2,119,989)	—		—
Morgan Stanley	10,362,831	(10,362,831)	—		—
SG Americas Securities LLC	1,559,050	(1,559,050)	—		—
State Street Bank & Trust Co.	391,258	(391,258)	—		—

	$15,411,269	$(15,411,269)	$—		$—

ESG MSCI EM Leaders
BofA Securities, Inc.	$21,752	$(21,752)	$—		$—
HSBC Bank PLC	95,859	(95,859)	—		—
Morgan Stanley	144,023	(144,023)	—		—

	$261,634	$(261,634)	$—		$—

MSCI Global Sustainable Development Goals
BNP Paribas SA	$564,886	$(564,667)	$—		$219	(b)
Goldman Sachs & Co. LLC	957,333	(957,333)	—		—
J.P. Morgan Securities LLC	231,709	(231,709)	—		—
Jefferies LLC	84,148	(84,148)	—		—
Morgan Stanley	3,602,849	(3,602,849)	—		—
Wells Fargo Securities LLC	92,056	(92,056)	—		—

	$5,532,981	$(5,532,762)	$—		$219

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares Paris-Aligned Climate MSCI World ex USA ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Emergent Food and AgTech Multisector	0.47%
ESG Aware MSCI EAFE	0.20
ESG MSCI EM Leaders	0.16
MSCI Global Sustainable Development Goals	0.49
MSCI Water Management Multisector	0.47
Paris-Aligned Climate MSCI World ex USA	0.12

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Emergent Food and AgTech Multisector	$20
ESG Aware MSCI EAFE	4,961
ESG MSCI EM Leaders	489
MSCI Global Sustainable Development Goals	7,620
MSCI Water Management Multisector	2

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EAFE	$259,679,293	$359,941,483	$(21,111,628)
ESG MSCI EM Leaders	482,838	136,343	(31,891)
MSCI Global Sustainable Development Goals	19,577,591	29,261,635	(3,010,584)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Emergent Food and AgTech Multisector	$1,002,245	$1,009,032
ESG Aware MSCI EAFE	974,546,380	908,035,092
ESG MSCI EM Leaders	2,011,703	14,294,335
MSCI Global Sustainable Development Goals	88,413,649	95,121,087
MSCI Water Management Multisector	1,131,019	1,295,077
Paris-Aligned Climate MSCI World ex USA	9,497	55,355

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Emergent Food and AgTech Multisector	$—	$909,890
ESG Aware MSCI EAFE	67,301,606	92,836,224
ESG MSCI EM Leaders	—	8,296,417
MSCI Global Sustainable Development Goals	—	57,020,148
Paris-Aligned Climate MSCI World ex USA	5,870,283	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Emergent Food and AgTech Multisector	$(220,484)
ESG Aware MSCI EAFE	(566,529,694)
ESG MSCI EM Leaders	(2,182,392)
MSCI Global Sustainable Development Goals	(57,913,571)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emergent Food and AgTech Multisector	$5,976,148	$128,410	$(1,106,859)	$(978,449)
ESG Aware MSCI EAFE	6,623,907,609	1,594,897,470	(383,138,228)	1,211,759,242
ESG MSCI EM Leaders	34,269,365	6,523,603	(7,990,783)	(1,467,180)
MSCI Global Sustainable Development Goals	333,767,284	23,750,365	(51,162,085)	(27,411,720)
MSCI Water Management Multisector	4,942,142	1,152,425	(165,642)	986,783
Paris-Aligned Climate MSCI World ex USA	5,823,902	436,160	(122,531)	313,629

9.	LINE OF CREDIT

The iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF and iShares MSCI Water Management Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG MSCI EM Leaders	$370,000	$18,330	6.44%
MSCI Global Sustainable Development Goals	150,000	2,736	6.42
MSCI Water Management Multisector	100,000	2,198	6.47

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Emergent Food and AgTech Multisector
Shares sold	—	$—	50,000	$1,066,423
Shares redeemed	(50,000)	(915,219)	—	—

	(50,000)	$(915,219)	50,000	$1,066,423

ESG Aware MSCI EAFE
Shares sold	2,100,000	$156,448,250	3,100,000	$217,263,238
Shares redeemed	(1,400,000)	(93,233,761)	(4,700,000)	(328,555,951)

	700,000	$63,214,489	(1,600,000)	$(111,292,713)

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

ESG MSCI EM Leaders
Shares sold	—	$30,551	200,000	$8,952,435
Shares redeemed	(450,000)	(19,851,328)	(300,000)	(13,502,696)

	(450,000)	$(19,820,777)	(100,000)	$(4,550,261)

MSCI Global Sustainable Development Goals
Shares sold	—	$24,501	250,000	$18,922,112
Shares redeemed	(850,000)	(64,296,104)	(800,000)	(63,242,776)

	(850,000)	$(64,271,603)	(550,000)	$(44,320,664)

	Six Months Ended 02/29/24		Period Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Water Management Multisector(a)
Shares sold	—	$—	200,000	$4,982,461

			Period Ended 02/29/24

iShares ETF			Shares	Amount

Paris-Aligned Climate MSCI World ex USA(b)
Shares sold			120,000	$5,882,292

(a)	The Fund commenced operations on September 20, 2022.
(b)	The Fund commenced operations on January 17, 2024.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares ESG Aware MSCI EAFE ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Paris-Aligned Climate MSCI World ex USA ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on December 12-14, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	63

Board Review and Approval of Investment Advisory Contract (continued)

noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Emergent Food and AgTech Multisector ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF and iShares MSCI Water Management Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	65

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Water Management Multisector	$0.224515	$0.773240	$—	$0.997755	23%	77%	—%	100%

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc. or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ

•	iShares MSCI Japan Value ETF | EWJV | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI China Multisector Tech ETF

Investment Objective

The iShares MSCI China Multisector Tech ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities in technology and technology-related industries, as represented by the MSCI China Technology Sub-Industries Select Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.36)%	(13.26)%	(17.42)%	(13.26)%	(33.04)%
Fund Market	(8.87)	(13.50)	(17.40)	(13.50)	(33.01)
Index	(7.62)	(12.26)	(16.52)	(12.26)	(31.55)

The inception date of the Fund was January 25, 2022. The first day of secondary market trading was January 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 916.40	$ 2.81		$ 1,000.00	$ 1,021.90	$ 2.97		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	40.5%
Consumer Discretionary	27.4
Communication Services	22.6
Industrials	7.5
Financials	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Lenovo Group Ltd.	4.1%
Xiaomi Corp., Class B	4.0
Kuaishou Technology	4.0
Alibaba Group Holding Ltd.	3.9
NetEase Inc.	3.9
JD.com Inc.	3.7
Baidu Inc.	3.7
New Oriental Education & Technology Group Inc.	3.7
PDD Holdings Inc.	3.6
Tencent Holdings Ltd.	3.6

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Japan Value ETF

Investment Objective

The iShares MSCI JapanValue ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations, as represented by the MSCI Japan Value Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	15.05%	30.96%	8.42%	30.96%	49.65%
Fund Market	14.51	30.91	8.34	30.91	49.14
Index	14.87	30.94	8.35	30.94	49.18

The inception date of the Fund was March 5, 2019. The first day of secondary market trading was March 7, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,150.50	$ 0.80		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	27.7%
Financials	21.8
Consumer Discretionary	17.3
Communication Services	7.1
Information Technology	6.6
Real Estate	5.9
Consumer Staples	4.3
Materials	3.5
Health Care	2.7
Utilities	1.7
Energy	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Toyota Motor Corp.	6.7%
Mitsubishi UFJ Financial Group Inc.	6.0
Mitsubishi Corp.	3.9
Sumitomo Mitsui Financial Group Inc.	3.7
Honda Motor Co. Ltd.	2.9
ITOCHU Corp.	2.7
Hitachi Ltd.	2.7
Takeda Pharmaceutical Co. Ltd.	2.5
KDDI Corp.	2.4
Mizuho Financial Group Inc.	2.4

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 14.3%
Alibaba Group Holding Ltd.	26,800	$246,391
JD.com Inc.	20,800	234,746
PDD Holdings Inc., ADR(a)	1,807	225,044
Vipshop Holdings Ltd., ADR(a)	10,064	193,732

		899,913

Capital Markets — 1.1%
East Money Information Co. Ltd., Class A	27,952	54,296
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	15,180

		69,476

Communications Equipment — 3.7%
BYD Electronic International Co. Ltd.	22,000	83,069
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	6,411
Hengtong Optic-Electric Co. Ltd., Class A	4,000	6,785
Suzhou TFC Optical Communication Co. Ltd.	800	15,124
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	4,778
Yealink Network Technology Corp. Ltd., Class A	2,240	9,113
Zhongji Innolight Co. Ltd., Class A	1,600	34,462
ZTE Corp., Class A	6,800	28,135
ZTE Corp., Class H	21,600	48,654

		236,531

Consumer Finance — 0.9%
Qifu Technology Inc.	3,526	54,477

Diversified Consumer Services — 7.0%
East Buy Holding Ltd.(a)(b)(c)	7,000	21,577
New Oriental Education & Technology Group Inc.(a)	24,400	229,318
Offcn Education Technology Co. Ltd., Class A(a)	10,000	4,845
TAL Education Group, ADR(a)	12,772	188,132

		443,872

Electrical Equipment — 5.4%
Contemporary Amperex Technology Co. Ltd., Class A	7,640	172,797
Eve Energy Co. Ltd., Class A	3,200	16,980
Fangda Carbon New Material Co. Ltd., Class A(a)	6,400	4,370
Ginlong Technologies Co. Ltd., Class A	800	7,221
Gongniu Group Co. Ltd.	695	9,825
GoodWe Technologies Co. Ltd., NVS	280	4,208
Gotion High-tech Co. Ltd., Class A(a)	3,200	8,784
Hongfa Technology Co. Ltd., Class A	880	3,034
Hoymiles Power Electronics Inc., NVS	137	4,418
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	10,155
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	2,800	4,056
Ningbo Orient Wires & Cables Co. Ltd.	1,192	6,404
Ningbo Sanxing Medical Electric Co. Ltd.	2,400	9,005
Shanghai Moons’ Electric Co. Ltd.	800	6,410
Sieyuan Electric Co. Ltd.	1,200	9,520
Sungrow Power Supply Co. Ltd., Class A	2,400	28,976
Sunwoda Electronic Co. Ltd., Class A	3,200	6,302
TBEA Co. Ltd., Class A	8,580	17,712
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	10,264

		340,441

Electronic Equipment, Instruments & Components — 10.2%
AAC Technologies Holdings Inc.	20,000	49,723
Accelink Technologies Co. Ltd., Class A	1,200	4,985
Avary Holding Shenzhen Co. Ltd., Class A	3,200	9,349
BOE Technology Group Co. Ltd., Class A	65,200	36,069
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	11,260
China Railway Signal & Communication Corp. Ltd., Class A	12,000	8,121
China Zhenhua Group Science & Technology Co. Ltd., Class A	1,200	9,543

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Eoptolink Technology Inc. Ltd.	1,200	$10,019
Everdisplay Optronics Shanghai Co. Ltd.(a)	19,200	6,368
Foxconn Industrial Internet Co. Ltd., Class A	23,200	60,161
GoerTek Inc., Class A	6,000	13,864
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	6,523
Hengdian Group DMEGC Magnetics Co. Ltd.	2,722	5,420
Huagong Tech Co. Ltd., Class A	1,600	7,048
Kingboard Holdings Ltd.	20,000	39,229
Lens Technology Co. Ltd., Class A	9,000	15,101
Lingyi iTech Guangdong Co., Class A	12,000	9,134
Luxshare Precision Industry Co. Ltd., Class A	12,400	47,450
Maxscend Microelectronics Co. Ltd., Class A	840	12,525
OFILM Group Co. Ltd., Class A(a)	5,600	6,341
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	200	7,806
Shengyi Technology Co. Ltd., Class A	4,000	9,505
Shennan Circuits Co. Ltd., Class A	800	7,783
Shenzhen Kaifa Technology Co. Ltd., Class A	2,800	5,533
Sunny Optical Technology Group Co. Ltd.	20,800	133,867
SUPCON Technology Co. Ltd.	1,381	8,809
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	5,810
TCL Technology Group Corp., Class A(a)	32,480	20,380
Tianma Microelectronics Co. Ltd., Class A(a)	4,000	5,078
Unisplendour Corp. Ltd., Class A(a)	4,700	14,405
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,200	6,403
Wingtech Technology Co. Ltd., Class A(a)	2,400	12,692
Wuhan Guide Infrared Co. Ltd., Class A	6,968	6,089
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,200	11,729
Xiamen Faratronic Co. Ltd.	400	5,779
Zhejiang Dahua Technology Co. Ltd., Class A	6,000	15,377

		645,278

Entertainment — 8.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,000	10,774
Beijing Enlight Media Co. Ltd., Class A	4,800	6,027
Bilibili Inc.(a)	5,760	55,856
China Film Co. Ltd., Class A(a)	3,200	5,373
China Ruyi Holdings Ltd.(a)	176,000	34,547
Giant Network Group Co. Ltd., Class A	3,600	5,642
iQIYI Inc., ADR(a)	12,788	47,188
Kingnet Network Co. Ltd.	3,600	6,244
Kingsoft Corp. Ltd.	28,000	77,802
Kunlun Tech Co. Ltd., Class A(a)	2,000	11,218
Mango Excellent Media Co. Ltd., Class A	3,600	12,361
NetEase Inc.	11,200	243,293
Perfect World Co. Ltd., Class A	3,200	5,189
Tencent Music Entertainment Group, ADR(a)	720	7,538
Wanda Film Holding Co. Ltd., Class A(a)	3,600	5,963
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	12,800	8,686

		543,701

Household Durables — 6.0%
Beijing Roborock Technology Co. Ltd., Class A	280	12,664
Ecovacs Robotics Co. Ltd., Class A	1,200	6,204
Gree Electric Appliances Inc. of Zhuhai, Class A	4,800	25,976
Haier Smart Home Co. Ltd., Class A	10,800	35,974
Haier Smart Home Co. Ltd., Class H	70,400	213,216
Hang Zhou Great Star Industrial Co. Ltd., Class A	2,000	6,024
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	5,537
Hisense Visual Technology Co. Ltd.	2,400	8,607
Midea Group Co. Ltd., Class A	6,000	52,145
Sichuan Changhong Electric Co. Ltd.	7,600	5,424

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Zhejiang Supor Co. Ltd., Class A	800	$6,148

		377,919

Interactive Media & Services — 13.6%
Autohome Inc., ADR	1,948	50,629
Baidu Inc.(a)	18,400	232,822
Kanzhun Ltd., ADR	6,456	101,036
Kuaishou Technology(a)(b)	44,000	248,464
Tencent Holdings Ltd.	6,400	224,196

		857,147

IT Services — 0.2%
Isoftstone Information Technology Group Co. Ltd., NVS(a)	1,725	10,906

Machinery — 2.1%
Haitian International Holdings Ltd.	20,000	50,641
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,400	18,896
Keda Industrial Group Co. Ltd.	3,200	5,327
Ningbo Deye Technology Co. Ltd., NVS	720	8,361
Range Intelligent Computing Technology Group Co. Ltd.	2,320	8,354
Shandong Himile Mechanical Science & Technology Co. Ltd.	1,600	7,297
Shenzhen Inovance Technology Co. Ltd., Class A	2,400	21,017
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,200	11,055

		130,948

Media — 0.3%
China Literature Ltd.(a)(b)	800	2,468
Jiangsu Phoenix Publishing & Media Corp. Ltd.	4,400	6,349
People.cn Co. Ltd.	2,000	7,361

		16,178

Semiconductors & Semiconductor Equipment — 12.6%
ACM Research Shanghai Inc.	800	10,891
Advanced Micro-Fabrication Equipment Inc., Class A	1,000	20,399
Amlogic Shanghai Co. Ltd.	684	5,304
ASR Microelectronics Co. Ltd.(a)	784	5,569
Cambricon Technologies Corp. Ltd.(a)	668	15,634
China Resources Microelectronics Ltd.	2,456	14,578
Flat Glass Group Co. Ltd., Class A	3,200	9,683
Flat Glass Group Co. Ltd., Class H	12,000	22,185
GalaxyCore Inc., NVS	2,864	7,844
GCL Technology Holdings Ltd.	624,000	86,798
GigaDevice Semiconductor Inc., Class A	1,200	12,193
Hangzhou Chang Chuan Technology Co. Ltd.	1,175	4,715
Hangzhou First Applied Material Co. Ltd., Class A	3,136	12,090
Hangzhou Silan Microelectronics Co. Ltd., Class A	3,200	9,268
Hua Hong Semiconductor Ltd.(a)(b)	16,000	34,292
Hwatsing Technology Co. Ltd., NVS	280	7,840
Hygon Information Technology Co. Ltd., NVS	3,380	39,897
Ingenic Semiconductor Co. Ltd., Class A	800	7,244
JA Solar Technology Co. Ltd., Class A	5,488	14,255
JCET Group Co. Ltd., Class A	3,200	11,615
Jiangsu Pacific Quartz Co. Ltd., NVS	800	8,854
Jinko Solar Co. Ltd.	14,776	18,119
LONGi Green Energy Technology Co. Ltd., Class A	13,520	39,801
Montage Technology Co. Ltd., Class A	2,400	17,402
National Silicon Industry Group Co. Ltd., Class A(a)	5,600	11,972
NAURA Technology Group Co. Ltd., Class A	800	31,528
Piotech Inc., NVS	309	9,163
Risen Energy Co. Ltd.	2,000	4,481
Rockchip Electronics Co. Ltd.	800	5,974
Sanan Optoelectronics Co. Ltd., Class A	8,400	14,488
SG Micro Corp., Class A	780	7,652
Shanghai Aiko Solar Energy Co. Ltd.	3,163	6,629
Shenzhen Goodix Technology Co. Ltd., Class A(a)	800	7,022

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Shenzhen SC New Energy Technology Corp., Class A	800	$7,169
StarPower Semiconductor Ltd., Class A	300	6,305
Suzhou Maxwell Technologies Co. Ltd., Class A	480	8,079
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	7,300	13,681
Tianshui Huatian Technology Co. Ltd., Class A	6,000	6,804
TongFu Microelectronics Co. Ltd., Class A	2,400	7,391
Tongwei Co. Ltd., Class A	8,000	29,367
Trina Solar Co. Ltd.	4,200	14,599
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	1,619	16,042
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	806	4,540
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	26,818
Xinjiang Daqo New Energy Co. Ltd.	2,888	11,692
Xinyi Solar Holdings Ltd.	144,000	87,198
Yangzhou Yangjie Electronic Technology Co. Ltd.	966	5,327
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,400	12,316

		792,707

Software — 4.4%
360 Security Technology Inc., Class A(a)	13,546	16,469
Beijing Kingsoft Office Software Inc., Class A	800	30,094
China National Software & Service Co. Ltd., Class A	1,549	6,919
Empyrean Technology Co. Ltd., NVS	800	10,094
Hundsun Technologies Inc., Class A	3,120	10,550
Iflytek Co. Ltd., Class A	3,600	24,702
Kingdee International Software Group Co. Ltd.(a)	84,000	90,324
Qi An Xin Technology Group Inc.(a)	1,096	5,322
Sangfor Technologies Inc., Class A(a)	800	7,040
Shanghai Baosight Software Co. Ltd., Class A	3,040	19,739
Shanghai Baosight Software Co. Ltd., Class B	17,344	38,970
Thunder Software Technology Co. Ltd., Class A	800	6,718
Yonyou Network Technology Co. Ltd., Class A	5,800	10,199

		277,140

Technology Hardware, Storage & Peripherals — 9.3%
Anker Innovations Technology Co. Ltd.	770	8,747
China Greatwall Technology Group Co. Ltd., Class A	5,600	8,061
GRG Banking Equipment Co. Ltd., Class A	4,000	6,396
IEIT Systems Co. Ltd., Class A	2,400	12,452
Lenovo Group Ltd.	232,000	256,297
Ninestar Corp., Class A	2,400	7,804
Shenzhen Transsion Holding Co. Ltd., Class A	1,424	31,388
Tsinghua Tongfang Co. Ltd.(a)	5,582	5,238
Xiaomi Corp., Class B(a)(b)	148,000	248,703

		585,086

Total Long-Term Investments — 99.7% (Cost: $8,496,923)		6,281,720

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	18,116	18,125

Total Short-Term Securities — 0.3% (Cost: $18,125)		18,125

Total Investments — 100.0% (Cost: $8,515,048)		6,299,845

Liabilities in Excess of Other Assets — (0.0)%		(2,594)

Net Assets — 100.0%		$6,297,251

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI China Multisector Tech ETF

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$18,133	(a)	$—		$(8)	$—	$18,125	18,116	$492	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	214		—

						$(8)	$—	$18,125		$706		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$343	$—	$—	$—	$343

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(88)	$—	$—	$—	$(88)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,856

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$930,098	$5,351,622	$—	$6,281,720
Short-Term Securities
Money Market Funds	18,125	—	—	18,125

	$948,223	$5,351,622	$—	$6,299,845

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	10,300	$544,526

Automobile Components — 2.3%
Aisin Corp.	20,600	777,964
Bridgestone Corp.	103,000	4,423,080
Koito Manufacturing Co. Ltd.	30,900	391,691
Sumitomo Electric Industries Ltd.	125,800	1,867,963

		7,460,698

Automobiles — 13.0%
Honda Motor Co. Ltd.	797,800	9,479,906
Isuzu Motors Ltd.	103,000	1,469,699
Mazda Motor Corp.	94,700	1,099,705
Nissan Motor Co. Ltd.	409,500	1,613,293
Subaru Corp.	103,000	2,330,457
Suzuki Motor Corp.	73,300	3,226,686
Toyota Motor Corp.	913,500	22,002,938
Yamaha Motor Co. Ltd.	154,500	1,385,144

		42,607,828

Banks — 15.0%
Chiba Bank Ltd. (The)	92,700	754,952
Concordia Financial Group Ltd.	185,400	939,947
Japan Post Bank Co. Ltd.	247,200	2,635,821
Mitsubishi UFJ Financial Group Inc.	1,912,200	19,643,655
Mizuho Financial Group Inc.	412,050	7,697,952
Resona Holdings Inc.	360,500	1,967,470
Shizuoka Financial Group Inc., NVS	82,400	806,562
Sumitomo Mitsui Financial Group Inc.	218,300	12,162,478
Sumitomo Mitsui Trust Holdings Inc.	115,300	2,336,350

		48,945,187

Beverages — 1.6%
Asahi Group Holdings Ltd.	82,400	2,822,815
Kirin Holdings Co. Ltd.	133,900	1,861,496
Suntory Beverage & Food Ltd.	20,600	676,449

		5,360,760

Building Products — 0.5%
AGC Inc.	30,900	1,104,949
TOTO Ltd.	20,600	557,807

		1,662,756

Capital Markets — 1.6%
Daiwa Securities Group Inc.	241,300	1,779,030
Nomura Holdings Inc.	525,000	2,989,173
SBI Holdings Inc.	20,600	554,636

		5,322,839

Chemicals — 1.5%
Asahi Kasei Corp.	216,300	1,505,009
JSR Corp.	10,300	276,737
Mitsubishi Chemical Group Corp.	216,300	1,241,203
Mitsui Chemicals Inc.	30,900	856,923
Toray Industries Inc.	236,900	1,093,041

		4,972,913

Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	30,900	902,560
Secom Co. Ltd.	21,900	1,598,090
Toppan Holdings Inc.	41,200	981,941

		3,482,591

Construction & Engineering — 1.2%
Kajima Corp.	72,200	1,340,428
Obayashi Corp.	113,300	1,096,907
Shimizu Corp.	92,700	537,701

Security	Shares	Value

Construction & Engineering (continued)
Taisei Corp.	30,900	$971,516

		3,946,552

Diversified REITs — 0.5%
KDX Realty Investment Corp.	733	733,728
Nomura Real Estate Master Fund Inc.	721	716,592

		1,450,320

Electric Utilities — 1.3%
Chubu Electric Power Co. Inc.	113,300	1,410,160
Kansai Electric Power Co. Inc. (The)	123,600	1,580,707
Tokyo Electric Power Co. Holdings Inc.(a)	257,500	1,393,023

		4,383,890

Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	10,300	627,244
Mitsubishi Electric Corp.	329,600	5,249,862

		5,877,106

Electronic Equipment, Instruments & Components — 1.8%
Kyocera Corp.	220,000	3,246,867
Murata Manufacturing Co. Ltd.	103,000	2,075,655
Omron Corp.	10,300	382,982

		5,705,504

Entertainment — 0.1%
Toho Co. Ltd./Tokyo	10,300	334,275

Financial Services — 1.6%
Mitsubishi HC Capital Inc.	133,900	925,225
ORIX Corp.	206,000	4,328,170

		5,253,395

Food Products — 0.3%
MEIJI Holdings Co. Ltd.	41,200	927,192

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	61,800	1,233,317

Ground Transportation — 3.4%
Central Japan Railway Co.	136,100	3,422,899
East Japan Railway Co.	52,300	3,094,144
Hankyu Hanshin Holdings Inc.	20,600	594,055
Keisei Electric Railway Co. Ltd.	10,300	481,226
Odakyu Electric Railway Co. Ltd.	51,500	724,070
Tobu Railway Co. Ltd.	20,600	526,619
Tokyu Corp.	62,800	781,410
West Japan Railway Co.	33,000	1,372,196

		10,996,619

Household Durables — 1.7%
Iida Group Holdings Co. Ltd.	30,900	398,730
Panasonic Holdings Corp.	185,400	1,752,703
Sekisui Chemical Co. Ltd.	73,300	1,033,491
Sekisui House Ltd.	103,000	2,294,395
Sharp Corp./Japan(a)	20,600	112,269

		5,591,588

Industrial Conglomerates — 2.7%
Hitachi Ltd.	105,000	8,895,653

Industrial REITs — 0.4%
GLP J-REIT	824	653,751
Nippon Prologis REIT Inc.	369	617,356

		1,271,107

Insurance — 3.5%
Japan Post Holdings Co. Ltd.	357,000	3,445,472
Japan Post Insurance Co. Ltd.	30,900	569,493
MS&AD Insurance Group Holdings Inc.	74,100	3,702,942

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Sompo Holdings Inc.	51,500	$3,019,230
T&D Holdings Inc.	41,200	717,062

		11,454,199

Interactive Media & Services — 0.4%
LY Corp.	462,000	1,277,009

IT Services — 0.5%
Fujitsu Ltd.	10,300	1,609,609

Leisure Products — 0.1%
Yamaha Corp.	20,600	450,500

Machinery — 4.2%
Hitachi Construction Machinery Co. Ltd.	20,600	596,198
Hoshizaki Corp.	10,300	351,577
Komatsu Ltd.	154,500	4,484,837
Kubota Corp.	113,300	1,662,836
Mitsubishi Heavy Industries Ltd.	54,500	4,313,506
Toyota Industries Corp.	24,400	2,431,287

		13,840,241

Marine Transportation — 1.3%
Kawasaki Kisen Kaisha Ltd.	10,700	510,722
Mitsui OSK Lines Ltd.	61,800	2,116,401
Nippon Yusen KK	51,500	1,640,092

		4,267,215

Media — 0.2%
Dentsu Group Inc.	20,600	570,737

Metals & Mining — 1.9%
JFE Holdings Inc.	103,000	1,689,232
Nippon Steel Corp.	144,200	3,578,415
Sumitomo Metal Mining Co. Ltd.	41,200	1,072,533

		6,340,180

Office REITs — 0.5%
Japan Real Estate Investment Corp.	206	742,565
Nippon Building Fund Inc.	246	947,398

		1,689,963

Oil, Gas & Consumable Fuels — 1.4%
ENEOS Holdings Inc.	492,900	2,126,660
Idemitsu Kosan Co. Ltd.	164,860	1,042,499
Inpex Corp.	115,300	1,536,800

		4,705,959

Passenger Airlines — 0.3%
ANA Holdings Inc.(a)	20,600	449,126
Japan Airlines Co. Ltd.	30,900	577,094

		1,026,220

Personal Care Products — 0.8%
Kao Corp.	51,500	1,948,658
Shiseido Co. Ltd.	20,600	560,053

		2,508,711

Pharmaceuticals — 2.7%
Eisai Co. Ltd.	20,600	854,502
Takeda Pharmaceutical Co. Ltd.	273,000	7,984,207

		8,838,709

Real Estate Management & Development — 4.3%
Daito Trust Construction Co. Ltd.	10,300	1,221,898
Daiwa House Industry Co. Ltd.	103,000	2,974,068
Hulic Co. Ltd.	63,200	630,606
Mitsubishi Estate Co. Ltd.	199,300	3,050,577

Security	Shares	Value

Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	154,500	$4,194,190
Nomura Real Estate Holdings Inc.	20,600	512,794
Sumitomo Realty & Development Co. Ltd.	51,500	1,527,602

		14,111,735

Retail REITs — 0.2%
Japan Metropolitan Fund Invest	1,236	728,437

Semiconductors & Semiconductor Equipment — 0.6%
Rohm Co. Ltd.	51,500	877,390
SUMCO Corp.	61,800	969,879

		1,847,269

Software — 0.2%
Trend Micro Inc./Japan	14,300	710,658

Specialty Retail — 0.1%
USS Co. Ltd.	10,300	179,294

Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	41,200	691,262
Canon Inc.	175,100	5,120,769
FUJIFILM Holdings Corp.	63,600	4,051,109
Ricoh Co. Ltd.	92,700	772,092
Seiko Epson Corp.	51,500	833,661

		11,468,893

Tobacco — 1.6%
Japan Tobacco Inc.	206,000	5,351,160

Trading Companies & Distributors — 11.0%
ITOCHU Corp.	206,000	8,948,831
Marubeni Corp.	251,800	4,172,829
Mitsubishi Corp.	592,800	12,715,285
Mitsui & Co. Ltd.	82,400	3,619,217
Sumitomo Corp.	175,100	4,110,633
Toyota Tsusho Corp.	34,900	2,260,943

		35,827,738

Wireless Telecommunication Services — 6.4%
KDDI Corp.	257,500	7,784,679
SoftBank Corp.	493,500	6,491,235
SoftBank Group Corp.	113,300	6,711,072

		20,986,986

Total Long-Term Investments — 99.7% (Cost: $287,811,463)		326,018,038

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	340,000	340,000

Total Short-Term Securities — 0.1% (Cost: $340,000)		340,000

Total Investments — 99.8% (Cost: $288,151,463)		326,358,038

Other Assets Less Liabilities — 0.2%		631,131

Net Assets — 100.0%		$326,989,169

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$0	(b)	$—	$—	$—	—	$10	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	280,000	(b)	—		—	—	340,000	340,000	5,503		—

						$—	$—	$340,000		$5,513		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	48	03/07/24	$860	$52,605

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$52,605	$—	$—	$—	$52,605

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$71,919	$—	$—	$—	$71,919

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$39,364	$—	$—	$—	$39,364

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,948,128

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$326,018,038	$—	$326,018,038
Short-Term Securities
Money Market Funds	340,000	—	—	340,000

	$340,000	$326,018,038	$—	$326,358,038

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$52,605	$—	$52,605

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,281,720	$326,018,038
Investments, at value — affiliated(c)	18,125	340,000
Cash	2,166	5,051
Foreign currency collateral pledged for futures contracts(d)	—	38,408
Foreign currency, at value(e)	84,314	210,091
Receivables:
Investments sold	398,497	3,717,490
Securities lending income — affiliated	80	—
Dividends — unaffiliated	2,111	542,177
Dividends — affiliated	—	580
Variation margin on futures contracts	—	100

Total assets	6,787,013	330,871,935

LIABILITIES
Collateral on securities loaned, at value	18,161	—
Payables:
Investments purchased	468,792	3,848,269
Investment advisory fees	2,809	34,497

Total liabilities	489,762	3,882,766

Commitments and contingent liabilities

NET ASSETS	$6,297,251	$326,989,169

NET ASSETS CONSIST OF
Paid-in capital	$9,892,974	$293,834,717
Accumulated earnings (loss)	(3,595,723)	33,154,452

NET ASSETS	$6,297,251	$326,989,169

NET ASSET VALUE
Shares outstanding	400,000	10,300,000

Net asset value	$15.74	$31.75

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$8,496,923	$287,811,463
(b) Securities loaned, at value	$21,577	$—
(c) Investments, at cost — affiliated	$18,125	$340,000
(d) Foreign currency collateral pledged, at cost	$—	$39,590
(e) Foreign currency, at cost	$84,335	$209,020

See notes to financial statements.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$18,260	$3,727,023
Dividends — affiliated	214	5,503
Interest — unaffiliated	63	—
Securities lending income — affiliated — net	492	10
Foreign taxes withheld	(247)	(372,681)

Total investment income	18,782	3,359,855

EXPENSES
Investment advisory	19,369	188,090
Interest expense	39	—
Commitment costs	33	1,207

Total expenses	19,441	189,297

Net investment income (loss)	(659)	3,170,558

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(371,356)	(1,949,080)
Investments — affiliated	(8)	—
Foreign currency transactions	8	48,404
Futures contracts	343	71,919
In-kind redemptions — unaffiliated(a)	—	3,728,876

	(371,013)	1,900,119

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(217,593)	30,533,763
Foreign currency translations	(83)	(20,344)
Futures contracts	(88)	39,364

	(217,764)	30,552,783

Net realized and unrealized gain (loss)	(588,777)	32,452,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(589,436)	$35,623,460

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

		iShares MSCI China Multisector Tech ETF			iShares MSCI Japan Value ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)		$(659)	$27,965	$3,170,558	$4,556,216
Net realized gain (loss)		(371,013)	(436,430)	1,900,119	3,747,140
Net change in unrealized appreciation (depreciation)		(217,764)	(300,364)	30,552,783	19,025,678

Net increase (decrease) in net assets resulting from operations		(589,436)	(708,829)	35,623,460	27,329,034

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(265,131	)(b)	(83,031)	(4,599,432)	(3,996,856)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—		—	70,699,077	121,081,814

NET ASSETS
Total increase (decrease) in net assets		(854,567)	(791,860)	101,723,105	144,413,992
Beginning of period	7,151,818		7,943,678	225,266,064	80,852,072

End of period	$6,297,251		$7,151,818	$326,989,169	$225,266,064

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI China Multisector Tech ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Period From 01/25/22(a) to 08/31/22

Net asset value, beginning of period	$17.88		$19.86	$24.81

Net investment income(b)	(0.00	)(c)	0.07	0.12
Net realized and unrealized loss(d)		(1.48)	(1.84)		(5.02)

Net decrease from investment operations		(1.48)	(1.77)		(4.90)

Distributions from net investment income(e)	(0.66	)(f)	(0.21)		(0.05)

Net asset value, end of period	$15.74		$17.88	$19.86

Total Return(g)
Based on net asset value	(8.36	)%(h)	(8.96)%	(19.74	)%(h)

Ratios to Average Net Assets(i)
Total expenses	0.59	%(j)	0.59%	0.59	%(j)

Net investment income (loss)	(0.02	)%(j)	0.38%	0.93	%(j)

Supplemental Data
Net assets, end of period (000)	$6,297		$7,152	$7,944

Portfolio turnover rate(k)		13%	23%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Period From 03/05/19(a) to 08/31/19

Net asset value, beginning of period	$28.16		$23.78	$27.73	$23.22	$23.70	$24.67

Net investment income(b)	0.37		0.73	0.72	0.65	0.71	0.46
Net realized and unrealized gain (loss)(c)	3.79		4.31	(3.88)	4.36	(0.26)		(0.97)

Net increase (decrease) from investment operations	4.16		5.04	(3.16)	5.01	0.45		(0.51)

Distributions from net investment income(d)		(0.57)	(0.66)	(0.79)	(0.50)	(0.93)		(0.46)

Net asset value, end of period	$31.75		$28.16	$23.78	$27.73	$23.22	$23.70

Total Return(e)
Based on net asset value	15.05	%(f)	21.46%	(11.57)%	21.62%	1.71%	(2.10	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15%	0.15%	0.15	%(h)

Net investment income	2.53	%(h)	2.82%	2.74%	2.39%	2.98%	3.83	%(h)

Supplemental Data
Net assets, end of period (000)	$326,989		$225,266	$80,852	$44,361	$6,965	$7,111

Portfolio turnover rate(i)		17%	20%	24%	24%	35%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI China Multisector Tech	Non-diversified
MSCI Japan Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI China Multisector Tech
BofA Securities, Inc.	$21,577	$(18,125)		$—		$3,452

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI China Multisector Tech	0.59%
MSCI Japan Value	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI China Multisector Tech	$ 111
MSCI Japan Value	3

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Japan Value	$25,102,003	$31,076,780	$ (357,071)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI China Multisector Tech	$877,877	$1,126,560
MSCI Japan Value	44,029,799	44,415,028

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Japan Value	$99,564,995	$30,064,152

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI China Multisector Tech	$(672,995)
MSCI Japan Value	(5,290,378)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI China Multisector Tech	$8,782,865	$717,542	$(3,200,562)	$(2,483,020)
MSCI Japan Value	290,146,611	44,050,312	(7,786,280)	36,264,032

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23
iShares ETF	Shares	Amount	Shares	Amount
MSCI Japan Value
Shares sold	3,400,000	$102,242,624	8,300,000	$219,003,150
Shares redeemed	(1,100,000)	(31,543,547)	(3,700,000)	(97,921,336)

	2,300,000	$70,699,077	4,600,000	$121,081,814

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ChinaMultisector Tech ETF and iShares MSCI Japan Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China Multisector Tech(a)	$0.498471	$—	$0.164357	$0.662828	75%	—%	25%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

G E N E R A L I N F O R M A T I O N	27

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	29

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-819-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ

•  iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF

Investment Objective

The iShares ESG Advanced MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market companies excluding the U.S. and Canada that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI EAFE Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month		Since		Since
	Total Returns	1 Year	Inception	1 Year	Inception

Fund NAV	12.93%	18.91%	9.27%	18.91%	38.89%
Fund Market	12.62	18.87	9.34	18.87	39.23
Index	12.64	18.32	9.24	18.32	38.77

The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/23)	(02/29/24)	the Period	(a)	(09/01/23)	(02/29/24)	the Period	(a)	Ratio

$ 1,000.00	$1,129.30	$0.64		$1,000.00	$1,024.30	$0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	21.2%
Financials	20.0
Information Technology	17.3
Health Care	15.2
Materials	7.4
Consumer Discretionary	7.2
Communication Services	4.4
Real Estate	3.9
Consumer Staples	3.0
Utilities	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	27.1%
Switzerland	10.1
Germany	9.6
France	9.4
Netherlands	8.5
United Kingdom	7.1
Denmark	6.0
Australia	4.9
Sweden	4.9
Hong Kong	2.5
Italy	1.8
Singapore	1.7
Finland	1.4
Ireland	1.1
Spain	1.1
Other (each representing less than 1%)	2.8

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF

Investment Objective

The iShares ESG Advanced MSCI EM ETF(the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month		Since		Since
	Total Returns	1 Year	Inception	1 Year	Inception
Fund NAV	2.03%	5.34%	1.81%	5.34%	6.30%
Fund Market	1.40	4.72	1.68	4.72	5.84
Index	2.51	5.96	2.21	5.96	7.72

The inception date of the Fund was October 6, 2020. The first day of secondary market trading was October 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/23)	(02/29/24)	the Period(	a)	(09/01/23)	(02/29/24)	the Period	(a)	Ratio

$ 1,000.00	$1,020.30	$0.85		$1,000.00	$1,024.00	$0.86		0.17%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	37.1%
Information Technology	18.4
Consumer Discretionary	15.7
Communication Services	8.3
Consumer Staples	6.1
Industrials	4.5
Health Care	3.6
Materials	3.4
Real Estate	1.7
Utilities	1.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	25.6%
India	18.4
Taiwan	16.7
South Korea	6.6
Brazil	4.9
South Africa	4.6
Saudi Arabia	4.0
Mexico	3.2
Indonesia	2.5
Thailand	2.3
Malaysia	2.1
United Arab Emirates	1.9
Kuwait	1.4
Poland	1.3
Other (each representing less than 1%)	4.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
ASX Ltd.	14,536	$622,822
Aurizon Holdings Ltd.	113,533	281,383
BlueScope Steel Ltd.	32,266	479,811
Brambles Ltd.	96,823	950,704
CAR Group Ltd.	24,921	597,048
Cochlear Ltd.	4,600	1,048,585
Computershare Ltd.	37,749	637,958
CSL Ltd.	33,613	6,257,538
Dexus	74,836	358,377
Fortescue Ltd.	117,826	1,988,668
Goodman Group	118,928	2,315,241
GPT Group (The)	133,283	376,953
IDP Education Ltd.	18,032	223,988
James Hardie Industries PLC(a)	30,733	1,215,656
Mineral Resources Ltd.	12,302	533,836
Mirvac Group	267,904	379,983
Northern Star Resources Ltd.	79,580	661,522
Orica Ltd.	30,360	338,330
Pilbara Minerals Ltd.	203,959	556,970
QBE Insurance Group Ltd.	103,944	1,169,887
Ramsay Health Care Ltd.	12,052	429,953
REA Group Ltd.	3,687	466,293
Reece Ltd.	14,628	256,136
Scentre Group	361,138	730,893
SEEK Ltd.	23,736	406,472
Sonic Healthcare Ltd.	31,523	611,728
Stockland	169,419	495,012
Suncorp Group Ltd.	88,694	883,308
Telstra Group Ltd.	285,030	708,217
Transurban Group	214,883	1,893,596
Vicinity Ltd.	269,229	339,991
WiseTech Global Ltd.	11,408	703,682
Xero Ltd.(a)	10,120	841,666

		29,762,207

Austria — 0.2%
Erste Group Bank AG	23,000	919,613
Verbund AG	5,643	408,496
voestalpine AG	7,188	196,373

		1,524,482

Belgium — 0.9%
Ageas SA/NV	11,132	473,105
Argenx SE(a)	4,119	1,543,864
D’ieteren Group	1,472	284,419
Elia Group SA/NV	2,300	255,846
Groupe Bruxelles Lambert NV	6,072	456,662
KBC Group NV	17,388	1,224,860
Lotus Bakeries NV	28	263,283
Sofina SA	1,012	231,626
Umicore SA	14,906	311,943
Warehouses De Pauw CVA	11,040	295,704

		5,341,312

Denmark — 6.0%
AP Moller - Maersk A/S, Class A	211	286,617
AP Moller - Maersk A/S, Class B, NVS	276	391,683
Demant A/S(a)	6,716	336,720
DSV A/S	12,512	2,007,556
Genmab A/S(a)	4,597	1,277,139
Novo Nordisk A/S	227,060	27,103,159
Novozymes A/S, Class B	25,960	1,464,348
Pandora A/S	5,942	960,941

Security	Shares	Value

Denmark (continued)
Rockwool A/S, Class B	650	$208,033
Tryg A/S	24,294	516,641
Vestas Wind Systems A/S(a)	70,265	1,958,147

		36,510,984

Finland — 1.4%
Elisa OYJ	9,996	450,201
Kesko OYJ, Class B	18,400	351,800
Kone OYJ, Class B	23,649	1,157,888
Metso OYJ	44,896	480,242
Nokia OYJ	376,432	1,326,958
Nordea Bank Abp, New	220,943	2,688,985
Orion OYJ, Class B	7,084	278,512
Sampo OYJ, Class A	31,410	1,405,497
Wartsila OYJ Abp	32,937	509,890

		8,649,973

France — 9.4%
Accor SA	12,788	555,482
Aeroports de Paris SA	2,410	328,078
Air Liquide SA	36,495	7,417,704
Alstom SA	20,054	267,461
Amundi SA(b)	4,455	293,545
AXA SA	126,365	4,498,834
BioMerieux	2,762	301,913
Bouygues SA	13,340	527,539
Bureau Veritas SA	20,521	596,270
Capgemini SE	10,809	2,629,221
Carrefour SA	40,793	685,377
Cie. Generale des Etablissements Michelin SCA	47,258	1,748,851
Covivio SA/France	3,404	152,847
Credit Agricole SA	74,342	1,008,290
Dassault Systemes SE	46,494	2,178,759
Edenred SE	17,366	859,332
Eiffage SA	5,114	556,904
EssilorLuxottica SA	20,525	4,358,160
Eurazeo SE	2,771	234,428
Eurofins Scientific SE	9,403	561,950
Euronext NV(b)	6,158	567,525
Gecina SA	3,279	316,724
Getlink SE	23,552	402,115
Hermes International SCA	2,204	5,515,155
Ipsen SA	2,498	274,413
Klepierre SA	14,785	375,588
Legrand SA	18,374	1,860,941
Publicis Groupe SA	15,925	1,684,952
Rexel SA	15,667	401,309
Sartorius Stedim Biotech	2,032	559,305
Schneider Electric SE	37,864	8,606,187
SEB SA	1,578	187,006
Sodexo SA	6,183	492,855
Teleperformance SE	4,048	502,591
Unibail-Rodamco-Westfield, New(a)	8,232	601,952
Vinci SA	34,837	4,464,086
Vivendi SE	46,579	520,504
Worldline SA/France(a)(b)	16,008	184,282

		57,278,435

Germany — 9.2%
Bayerische Motoren Werke AG	22,188	2,624,576
Bechtle AG	5,428	280,056
Beiersdorf AG	7,360	1,054,989
Brenntag SE	9,476	865,200
Carl Zeiss Meditec AG, Bearer	2,668	327,633

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG	71,668	$829,623
Continental AG	7,654	613,967
Covestro AG(a)(b)	13,253	721,331
Daimler Truck Holding AG	37,219	1,520,560
Deutsche Boerse AG	13,433	2,812,161
Deutsche Post AG, Registered	68,969	3,202,507
Evonik Industries AG	16,212	299,260
GEA Group AG	11,224	452,736
Hannover Rueck SE	4,195	1,076,889
Henkel AG & Co. KGaA	7,338	495,071
Infineon Technologies AG	90,864	3,262,522
Knorr-Bremse AG	4,886	342,069
LEG Immobilien SE(a)	4,876	359,163
Merck KGaA	8,992	1,529,960
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	9,495	4,420,615
Nemetschek SE	4,048	387,793
Rational AG	368	302,820
SAP SE	72,656	13,615,246
Scout24 SE(b)	5,089	370,045
Siemens AG, Registered	52,880	10,468,591
Siemens Healthineers AG(b)	19,621	1,177,583
Symrise AG, Class A	9,243	945,860
Talanx AG(a)	4,140	295,516
Vonovia SE	51,014	1,423,757
Zalando SE(a)(b)	15,088	319,312

		56,397,411

Hong Kong — 2.5%
AIA Group Ltd.	790,600	6,373,173
BOC Hong Kong Holdings Ltd.	260,000	683,074
ESR Group Ltd.(b)	147,200	196,137
Futu Holdings Ltd., ADR(a)	5,244	280,659
Hang Lung Properties Ltd.	125,000	134,164
Hang Seng Bank Ltd.	55,200	628,958
HKT Trust & HKT Ltd., Class SS	276,000	336,514
Hong Kong Exchanges & Clearing Ltd.	65,200	2,008,066
Hongkong Land Holdings Ltd.	80,600	272,894
Link REIT	179,800	891,557
MTR Corp. Ltd.	114,500	378,797
Sino Land Co. Ltd.	272,000	292,927
Sun Hung Kai Properties Ltd.	101,000	1,016,289
Swire Pacific Ltd., Class A	37,000	306,506
Swire Properties Ltd.	92,000	189,241
WH Group Ltd.(b)	679,000	408,049
Wharf Holdings Ltd. (The)	74,000	273,619
Wharf Real Estate Investment Co. Ltd.	116,000	386,295

		15,056,919

Ireland — 1.1%
AIB Group PLC	106,086	492,512
Bank of Ireland Group PLC	70,564	616,234
CRH PLC	48,273	4,020,672
Kerry Group PLC, Class A	10,985	964,613
Smurfit Kappa Group PLC	18,115	774,225

		6,868,256

Israel — 0.7%
Check Point Software Technologies Ltd.(a)	6,512	1,044,655
CyberArk Software Ltd.(a)(c)	2,906	766,487
Global-e Online Ltd.(a)	6,857	232,247
Monday.com Ltd.(a)	2,015	449,365
Nice Ltd.(a)	4,406	1,077,955

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)	3,680	$515,862

		4,086,571

Italy — 1.8%
Amplifon SpA	8,832	294,923
Assicurazioni Generali SpA	70,520	1,672,664
DiaSorin SpA	1,656	167,135
FinecoBank Banca Fineco SpA	40,388	559,516
Infrastrutture Wireless Italiane SpA(b)	23,282	257,879
Intesa Sanpaolo SpA	1,041,440	3,316,368
Mediobanca Banca di Credito Finanziario SpA	36,432	496,279
Moncler SpA	14,076	1,014,974
Nexi SpA(a)(b)	38,916	285,613
Poste Italiane SpA(b)	30,665	359,680
Prysmian SpA	18,279	912,227
Recordati Industria Chimica e Farmaceutica SpA	7,275	407,290
Telecom Italia SpA/Milano(a)	608,087	182,820
Terna - Rete Elettrica Nazionale	104,236	816,585

		10,743,953

Japan — 27.0%
Advantest Corp.	55,200	2,598,589
Aeon Co. Ltd.	46,000	1,098,340
AGC Inc.	13,600	486,321
Ajinomoto Co. Inc.	32,700	1,202,748
ANA Holdings Inc.(a)	9,300	202,761
Asahi Intecc Co. Ltd.	18,400	382,969
Asahi Kasei Corp.	92,000	640,133
Astellas Pharma Inc.	119,600	1,307,079
Azbil Corp.	9,200	270,363
Bandai Namco Holdings Inc.	41,700	802,987
Bridgestone Corp.	39,700	1,704,818
Brother Industries Ltd.	18,400	308,719
Canon Inc.	69,500	2,032,515
Capcom Co. Ltd.	12,100	488,608
Central Japan Railway Co.	53,700	1,350,548
Chiba Bank Ltd. (The)	36,800	299,700
Chugai Pharmaceutical Co. Ltd.	46,700	1,865,274
Concordia Financial Group Ltd.	73,600	373,140
Dai Nippon Printing Co. Ltd.	13,400	391,401
Daifuku Co. Ltd.	21,100	500,990
Dai-ichi Life Holdings Inc.	64,400	1,466,011
Daiichi Sankyo Co. Ltd.	128,700	4,238,594
Daikin Industries Ltd.	18,400	2,593,338
Daito Trust Construction Co. Ltd.	4,100	486,387
Daiwa House Industry Co. Ltd.	41,300	1,192,515
Daiwa Securities Group Inc.	101,200	746,116
Denso Corp.	131,600	2,420,823
Dentsu Group Inc.	14,100	390,650
Disco Corp.	6,400	2,085,679
East Japan Railway Co.	21,000	1,242,391
Eisai Co. Ltd.	18,400	763,245
FANUC Corp.	64,400	1,877,221
FUJIFILM Holdings Corp.	26,000	1,656,114
Fujitsu Ltd.	12,200	1,906,527
GLP J-REIT	276	218,975
Hamamatsu Photonics KK	9,200	330,760
Hankyu Hanshin Holdings Inc.	18,400	530,612
Hikari Tsushin Inc.	1,100	199,167
Hirose Electric Co. Ltd.	1,700	180,919
Hitachi Construction Machinery Co. Ltd.	9,200	266,263
Hoshizaki Corp.	9,200	314,030
Hoya Corp.	24,400	3,185,103

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	27,600	$275,391
Ibiden Co. Ltd.	9,200	425,840
Isuzu Motors Ltd.	46,000	656,371
Japan Airlines Co. Ltd.	9,200	171,821
Japan Exchange Group Inc.	36,800	963,482
Japan Metropolitan Fund Invest	462	272,280
Japan Post Bank Co. Ltd.	101,200	1,079,066
Japan Post Insurance Co. Ltd.	13,300	245,122
Japan Real Estate Investment Corp.	92	331,631
JFE Holdings Inc.	36,800	603,531
JSR Corp.	12,300	330,472
Kajima Corp.	27,600	512,408
Kao Corp.	32,400	1,225,952
Kawasaki Kisen Kaisha Ltd.	9,200	439,125
KDDI Corp.	101,200	3,059,454
KDX Realty Investment Corp.	276	276,274
Keisei Electric Railway Co. Ltd.	9,200	429,833
Keyence Corp.	13,500	6,326,850
Kikkoman Corp.	9,200	602,608
Kintetsu Group Holdings Co. Ltd.	9,200	282,943
Kobe Bussan Co. Ltd.	9,200	247,695
Koito Manufacturing Co. Ltd.	18,400	233,240
Komatsu Ltd.	64,400	1,869,408
Konami Group Corp.	7,000	471,082
Kubota Corp.	65,100	955,434
Kyocera Corp.	82,800	1,222,003
Kyowa Kirin Co. Ltd.	18,400	364,380
LY Corp.	184,000	508,592
MatsukiyoCocokara & Co.	20,400	338,297
McDonald’s Holdings Co. Japan Ltd.(c)	4,600	213,945
MEIJI Holdings Co. Ltd.	18,400	414,086
MINEBEA MITSUMI Inc.	27,600	572,330
MISUMI Group Inc.	18,500	282,757
Mitsubishi Chemical Group Corp.	92,000	527,927
Mitsubishi Electric Corp.	134,500	2,142,313
Mitsubishi Estate Co. Ltd.	74,500	1,140,331
Mitsubishi HC Capital Inc.	55,200	381,422
Mitsui Chemicals Inc.	9,200	255,136
Mitsui Fudosan Co. Ltd.	61,900	1,680,391
Mizuho Financial Group Inc.	165,600	3,093,753
MonotaRO Co. Ltd.	18,400	175,994
MS&AD Insurance Group Holdings Inc.	29,800	1,489,172
Murata Manufacturing Co. Ltd.	120,900	2,436,375
NEC Corp.	17,100	1,154,202
Nidec Corp.	27,600	1,047,385
Nippon Building Fund Inc.	92	354,312
Nippon Paint Holdings Co. Ltd.	64,400	478,423
Nippon Prologis REIT Inc.	160	267,688
Nippon Sanso Holdings Corp.	9,200	266,832
Nippon Yusen KK	31,900	1,015,902
Nissan Chemical Corp.	9,200	384,807
Nissin Foods Holdings Co. Ltd.	10,900	317,717
Nitori Holdings Co. Ltd.	5,600	823,705
Nitto Denko Corp.	9,200	845,884
Nomura Real Estate Holdings Inc.	9,200	229,015
Nomura Real Estate Master Fund Inc.	276	274,313
Nomura Research Institute Ltd.	27,600	775,561
NTT Data Group Corp.	46,000	749,207
Obayashi Corp.	52,600	509,244
Odakyu Electric Railway Co. Ltd.	18,400	258,697
Omron Corp.	12,200	453,629
Ono Pharmaceutical Co. Ltd.	27,600	457,045

Security	Shares	Value

Japan (continued)
Oracle Corp. Japan	2,700	$207,019
Oriental Land Co. Ltd./Japan	75,900	2,720,271
Otsuka Corp.	9,200	404,538
Otsuka Holdings Co. Ltd.	27,600	1,119,911
Pan Pacific International Holdings Corp.	27,600	650,657
Rakuten Group Inc.(a)	101,200	554,674
Recruit Holdings Co. Ltd.	101,200	4,081,987
Renesas Electronics Corp.	102,700	1,696,920
Resona Holdings Inc.	147,200	803,361
Ricoh Co. Ltd.	36,800	306,504
Rohm Co. Ltd.	27,600	470,213
SCSK Corp.	9,200	169,691
Secom Co. Ltd.	14,600	1,065,393
Seiko Epson Corp.	18,400	297,852
Sekisui Chemical Co. Ltd.	27,600	389,145
Sekisui House Ltd.	41,500	924,440
SG Holdings Co. Ltd.	18,400	230,824
Sharp Corp./Japan(a)	18,400	100,279
Shimadzu Corp.	18,400	502,656
Shimizu Corp.	36,800	213,456
Shin-Etsu Chemical Co. Ltd.	125,300	5,347,094
Shionogi & Co. Ltd.	18,400	916,078
Shiseido Co. Ltd.	27,600	750,363
Shizuoka Financial Group Inc., NVS	37,000	362,170
SMC Corp.	4,000	2,414,305
SoftBank Corp.	202,400	2,662,261
SoftBank Group Corp.	71,600	4,241,066
Sompo Holdings Inc.	20,700	1,213,555
Square Enix Holdings Co. Ltd.	4,600	194,883
Subaru Corp.	42,000	953,629
SUMCO Corp.	27,600	433,150
Sumitomo Electric Industries Ltd.	46,000	683,039
Sumitomo Metal Mining Co. Ltd.	18,400	478,995
Sumitomo Mitsui Financial Group Inc.	88,400	4,925,163
Sumitomo Mitsui Trust Holdings Inc.	45,600	924,003
Sumitomo Realty & Development Co. Ltd.	18,400	545,784
Suntory Beverage & Food Ltd.	9,200	302,103
Sysmex Corp.	11,700	657,011
T&D Holdings Inc.	36,800	640,483
Taisei Corp.	9,200	289,254
TDK Corp.	27,600	1,438,977
Terumo Corp.	46,000	1,792,237
TIS Inc.	13,400	302,421
Tobu Railway Co. Ltd.	15,500	396,242
Tokio Marine Holdings Inc.	125,400	3,663,769
Tokyo Electron Ltd.	32,800	8,137,971
Tokyu Corp.	36,800	457,896
Toppan Holdings Inc.	18,400	438,537
Toray Industries Inc.	110,400	509,378
TOTO Ltd.	9,200	249,118
Trend Micro Inc./Japan	9,200	457,207
Unicharm Corp.	27,600	915,302
USS Co. Ltd.	18,400	320,293
West Japan Railway Co.	15,300	636,200
Yakult Honsha Co. Ltd.	18,400	396,500
Yamaha Corp.	9,200	201,194
Yamaha Motor Co. Ltd.	55,200	494,886
Yamato Holdings Co. Ltd.	18,400	279,598
Yaskawa Electric Corp.	18,400	754,187
Yokogawa Electric Corp.	18,400	389,487
Zensho Holdings Co. Ltd.	8,600	376,603

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZOZO Inc.	9,200	$208,805

		165,450,516

Netherlands — 8.4%
ABN AMRO Bank NV, CVA(b)	33,124	533,265
Adyen NV(a)(b)	1,511	2,390,760
Aegon Ltd.	104,052	625,374
AerCap Holdings NV(a)	13,930	1,075,117
Akzo Nobel NV	12,012	875,543
ASM International NV	2,720	1,661,233
ASML Holding NV	28,050	26,619,491
ASR Nederland NV	11,191	516,518
BE Semiconductor Industries NV	5,482	992,888
EXOR NV, NVS	6,512	703,401
Ferrovial SE	36,075	1,354,609
IMCD NV	4,038	616,035
ING Groep NV	231,229	3,182,137
JDE Peet’s NV	7,452	170,264
Koninklijke KPN NV	233,457	853,393
NN Group NV	18,838	840,696
OCI NV	7,865	207,513
Prosus NV	101,776	2,972,673
Qiagen NV, NVS	15,390	658,020
Randstad NV	7,728	426,230
Universal Music Group NV	57,037	1,721,969
Wolters Kluwer NV	17,291	2,730,591

		51,727,720

New Zealand — 0.4%
Auckland International Airport Ltd.	92,404	455,707
EBOS Group Ltd.	10,212	230,168
Fisher & Paykel Healthcare Corp. Ltd.	40,296	599,662
Mercury NZ Ltd.	55,389	225,274
Meridian Energy Ltd.	86,756	315,905
Spark New Zealand Ltd.	123,471	381,139

		2,207,855

Norway — 0.6%
Adevinta ASA(a)	22,419	239,360
DNB Bank ASA	64,400	1,289,527
Gjensidige Forsikring ASA	13,484	213,023
Mowi ASA	31,464	607,665
Orkla ASA	50,573	362,547
Salmar ASA	4,784	303,830
Telenor ASA	44,308	484,742
Yara International ASA	11,520	358,492

		3,859,186

Portugal — 0.1%
Jeronimo Martins SGPS SA	20,240	484,663

Singapore — 1.7%
CapitaLand Ascendas REIT	285,299	581,424
CapitaLand Integrated Commercial Trust	358,881	523,474
CapitaLand Investment Ltd/Singapore	184,000	380,644
City Developments Ltd.	36,800	155,110
DBS Group Holdings Ltd.	126,000	3,124,203
Grab Holdings Ltd., Class A(a)	132,199	405,851
Oversea-Chinese Banking Corp. Ltd.	235,600	2,275,640
Seatrium Ltd.(a)(c)	3,229,200	216,525
Singapore Airlines Ltd.	105,600	508,278
Singapore Exchange Ltd.	51,200	359,699
United Overseas Bank Ltd.	87,900	1,829,077

		10,359,925

Security	Shares	Value

Spain — 1.1%
Acciona SA	2,260	$253,176
ACS Actividades de Construccion y Servicios SA	15,145	622,809
Aena SME SA(b)	5,302	1,007,325
Amadeus IT Group SA	31,345	1,854,334
CaixaBank SA	274,347	1,241,061
Cellnex Telecom SA(b)	31,951	1,155,173
Corp. ACCIONA Energias Renovables SA	273	5,645
EDP Renovaveis SA	20,608	281,112
Grifols SA(a)	21,816	179,673
Redeia Corp. SA	7,817	124,371

		6,724,679

Sweden — 4.8%
Assa Abloy AB, Class B	69,738	1,990,636
Atlas Copco AB, Class A	186,892	3,246,713
Atlas Copco AB, Class B	108,603	1,625,931
Beijer Ref AB, Class B	25,300	356,264
Boliden AB	19,030	482,304
Epiroc AB	45,853	832,330
Epiroc AB, Class B	27,134	447,741
EQTAB	27,716	811,988
Essity AB, Class B	42,608	993,451
Hexagon AB, Class B	144,458	1,694,576
Holmen AB, Class B	5,152	206,850
Husqvarna AB, Class B	23,276	179,774
Industrivarden AB, Class A	9,128	311,615
Industrivarden AB, Class C	11,120	378,557
Indutrade AB	19,408	514,662
Investment AB Latour, Class B	10,877	276,288
Investor AB, Class B	120,429	3,029,904
Lifco AB, Class B	16,468	439,052
Nibe Industrier AB, Class B	105,446	588,607
Sagax AB, Class B	12,972	306,823
Sandvik AB	74,186	1,670,467
Securitas AB, Class B	33,202	357,136
Skandinaviska Enskilda Banken AB, Class A	110,412	1,642,124
Skanska AB, Class B	22,632	417,684
SKF AB, Class B	23,714	517,963
Svenska Cellulosa AB SCA, Class B	42,600	603,143
Svenska Handelsbanken AB, Class A	101,486	1,213,754
Swedish Orphan Biovitrum AB(a)	12,938	317,759
Tele2 AB, Class B	38,171	320,155
Telia Co. AB	164,154	390,707
Volvo AB, Class A	14,049	392,014
Volvo AB, Class B	104,997	2,893,037
Volvo Car AB, Class B(a)	51,828	189,516

		29,639,525

Switzerland — 10.0%
ABB Ltd., Registered	111,305	5,135,871
Adecco Group AG, Registered	11,133	446,294
Alcon Inc.	34,768	2,964,591
Bachem Holding AG, Class B	2,412	190,854
Baloise Holding AG, Registered	3,207	517,449
Banque Cantonale Vaudoise, Registered	2,024	242,587
Coca-Cola HBC AG, Class DI	15,317	477,481
DSM-Firmenich AG	12,940	1,386,759
Geberit AG, Registered	2,326	1,352,311
Givaudan SA, Registered	644	2,702,184
Helvetia Holding AG, Registered	2,476	349,850
Julius Baer Group Ltd.	15,186	813,503
Kuehne + Nagel International AG, Registered	3,781	1,273,010
Logitech International SA, Registered	11,132	985,030

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	5,181	$2,704,256
Novartis AG, Registered	142,617	14,389,696
Partners Group Holding AG	1,611	2,316,401
Sandoz Group AG(a)	28,489	881,250
Schindler Holding AG, Participation Certificates, NVS	2,852	751,440
Schindler Holding AG, Registered	1,659	421,919
SGS SA	10,430	1,001,509
SIG Group AG	20,884	413,728
Sika AG, Registered	10,608	3,068,008
Sonova Holding AG, Registered	3,571	1,101,464
STMicroelectronics NV	47,648	2,163,565
Straumann Holding AG	7,782	1,230,028
Swiss Life Holding AG, Registered	2,054	1,493,046
Swiss Prime Site AG, Registered	5,338	510,160
Swiss Re AG	20,986	2,532,896
Swisscom AG, Registered	1,802	1,029,981
Temenos AG, Registered	4,232	318,483
VAT Group AG(b)	1,890	948,685
Zurich Insurance Group AG	10,183	5,417,665

		61,531,954

United Kingdom — 7.0%
3i Group PLC	69,159	2,160,738
abrdn PLC	131,928	262,720
Admiral Group PLC	18,217	614,665
Antofagasta PLC	27,438	630,395
Ashtead Group PLC	30,448	2,189,965
Associated British Foods PLC	24,012	690,970
Auto Trader Group PLC(b)	63,996	599,247
Aviva PLC	190,609	1,076,593
Barratt Developments PLC	66,069	389,814
Berkeley Group Holdings PLC	7,084	416,207
Bunzl PLC	23,519	937,448
Burberry Group PLC	24,932	404,816
Coca-Cola Europacific Partners PLC	14,444	991,292
Compass Group PLC	118,908	3,262,669
Croda International PLC	9,568	576,826
Endeavour Mining PLC	12,236	197,424
Halma PLC	26,502	771,778
Hikma Pharmaceuticals PLC	11,815	293,212
Informa PLC	95,602	980,200
InterContinental Hotels Group PLC	11,498	1,221,011
Intertek Group PLC	11,040	646,218
JD Sports Fashion PLC	186,024	277,972
Kingfisher PLC	126,868	376,239
Land Securities Group PLC	49,235	385,728
Legal & General Group PLC	416,050	1,275,628
London Stock Exchange Group PLC	28,977	3,254,499
M&G PLC	157,758	448,512
Mondi PLC, NVS	30,712	546,044
Ocado Group PLC(a)	41,216	266,947
Pearson PLC	42,964	522,295
Persimmon PLC	22,400	386,029
Phoenix Group Holdings PLC	49,404	311,148
Prudential PLC	191,318	1,885,026

Security	Shares	Value

United Kingdom (continued)
RELX PLC	131,179	$5,746,177
Rentokil Initial PLC	175,514	977,082
Sage Group PLC (The)	70,965	1,117,883
Schroders PLC	57,809	288,126
Segro PLC	81,144	867,875
Smiths Group PLC	24,181	490,821
Spirax-Sarco Engineering PLC	5,133	669,725
St. James’s Place PLC	38,824	247,206
Standard Chartered PLC	158,462	1,339,790
Taylor Wimpey PLC	235,244	409,970
Whitbread PLC	12,788	534,155
Wise PLC, Class A(a)	40,940	475,612
WPP PLC	74,785	669,064

		43,083,761

Total Common Stocks — 99.2% (Cost: $548,135,105)		607,290,287

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,232	463,970
Henkel AG & Co. KGaA, Preference Shares, NVS	11,776	885,953
Sartorius AG, Preference Shares, NVS	1,824	690,803

		2,040,726

Total Preferred Stocks — 0.3% (Cost: $2,115,366)		2,040,726

Total Long-Term Investments — 99.5% (Cost: $550,250,471)		609,331,013

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	756,047	756,425

Total Short-Term Securities — 0.1% (Cost: $756,381)		756,425

Total Investments — 99.6% (Cost: $551,006,852)		610,087,438

Other Assets Less Liabilities — 0.4%		2,182,411

Net Assets — 100.0%		$612,269,849

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,412,931	$—	$(656,675	)(a)	$234	$(65)	$756,425	756,047	$3,414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,000	—	(40,000	)(a)	—	—	—	—	5,390		—

					$234	$(65)	$756,425		$8,804		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	62	03/07/24	$1,110	$87,763
Euro STOXX 50 Index	32	03/15/24	1,697	85,943

				$173,706

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$173,706	$—	$—	$—	$173,706

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$178,999	$—	$—	$—	$178,999

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$138,048	$—	$—	$—	$138,048

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,964,014

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$8,299,063	$598,991,224	$—	$607,290,287
Preferred Stocks	—	2,040,726	—	2,040,726
Short-Term Securities
Money Market Funds	756,425	—	—	756,425

	$9,055,488	$601,031,950	$—	$610,087,438

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$173,706	$—	$173,706

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.0%
Atacadao SA	13,251	$32,227
B3 SA - Brasil Bolsa Balcao	123,711	319,288
Banco Bradesco SA	33,503	82,896
Banco do Brasil SA	18,690	217,538
CCR SA	22,008	61,007
Cia. de Saneamento Basico do Estado de Sao Paulo	7,497	119,383
Energisa SA	6,132	62,713
Equatorial Energia SA	22,512	154,787
Hapvida Participacoes e Investimentos SA(a)(b)	103,551	76,448
Klabin SA	16,254	73,797
Localiza Rent a Car SA	19,673	209,746
Localiza Rent a Car SA, NVS(b)	67	682
Lojas Renner SA	20,895	66,412
Natura & Co. Holding SA(b)	18,837	61,803
Raia Drogasil SA	27,688	148,379
Rede D’Or Sao Luiz SA(a)	12,033	61,289
Rumo SA	28,056	128,228
Sendas Distribuidora SA	29,463	84,161
Telefonica Brasil SA	8,631	94,590
TIM SA/Brazil	18,005	65,811
TOTVS SA	12,054	74,418

		2,195,603

Chile — 0.6%
Banco de Chile	971,439	112,645
Banco de Credito e Inversiones SA	1,549	42,972
Banco Santander Chile	1,412,616	68,696
Cencosud SA	28,329	50,877
Empresas CMPC SA	23,898	42,425
Falabella SA(b)	20,391	51,718
Latam Airlines Group SA(b)	3,942,042	49,578

		418,911

China — 25.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,200	11,313
AAC Technologies Holdings Inc.	10,500	26,105
Agricultural Bank of China Ltd., Class A	115,500	67,093
Agricultural Bank of China Ltd., Class H	588,000	241,224
AIMA Technology Group Co. Ltd.	2,100	9,597
Air China Ltd., Class A(b)	12,600	13,049
Air China Ltd., Class H(b)	42,000	22,490
Alibaba Group Holding Ltd.	352,800	3,243,529
Alibaba Health Information Technology Ltd.(b)	126,000	55,056
BAIC BluePark New Energy Technology Co. Ltd.	6,300	5,186
Baidu Inc.(b)	48,540	614,196
Bank of China Ltd., Class A	48,300	29,929
Bank of China Ltd., Class H	1,701,000	667,305
Bank of Communications Co. Ltd., Class A	52,500	45,622
Bank of Communications Co. Ltd., Class H	189,000	123,823
Bank of Ningbo Co. Ltd., Class A	8,400	25,892
Beijing Enterprises Water Group Ltd.	84,000	19,705
Beijing Kingsoft Office Software Inc., Class A	478	17,981
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,100	5,021
Beijing Tongrentang Co. Ltd., Class A	2,100	12,971
Bilibili Inc.(b)	4,200	40,728
BOC Aviation Ltd.(a)	4,200	30,917
Bosideng International Holdings Ltd.	84,000	42,250
BYD Co. Ltd., Class A	2,300	60,749
BYD Co. Ltd., Class H	22,500	554,177
China CITIC Bank Corp. Ltd., Class H	189,000	100,489

Security	Shares	Value

China (continued)
China Construction Bank Corp., Class A	16,800	$16,302
China Construction Bank Corp., Class H	2,079,000	1,289,305
China Everbright Bank Co. Ltd., Class A	65,100	29,061
China Everbright Bank Co. Ltd., Class H	63,000	19,697
China Feihe Ltd.(a)	84,000	41,781
China International Capital Corp. Ltd., Class A	2,100	10,182
China International Capital Corp. Ltd., Class H(a)	33,600	42,120
China Jushi Co. Ltd., Class A	6,471	8,983
China Life Insurance Co. Ltd., Class A	2,100	8,814
China Life Insurance Co. Ltd., Class H	168,000	205,933
China Literature Ltd.(a)(b)	8,400	25,752
China Medical System Holdings Ltd.	21,000	34,521
China Mengniu Dairy Co. Ltd.	70,000	175,024
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	10,500	13,700
China Minsheng Banking Corp. Ltd., Class A	51,376	28,784
China Minsheng Banking Corp. Ltd., Class H	136,500	48,040
China Overseas Land & Investment Ltd.	84,000	124,053
China Pacific Insurance Group Co. Ltd., Class A	10,500	37,329
China Pacific Insurance Group Co. Ltd., Class H	54,600	104,186
China Railway Signal & Communication Corp. Ltd., Class A	12,800	8,663
China Resources Land Ltd.	64,000	195,479
China Resources Mixc Lifestyle Services Ltd.(a)	16,800	50,632
China Resources Pharmaceutical Group Ltd.(a)	31,500	21,305
China Ruyi Holdings Ltd.(b)	168,000	32,977
China Southern Airlines Co. Ltd., Class A(b)	13,500	11,069
China Tourism Group Duty Free Corp. Ltd.(a)	2,100	20,564
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	25,288
China Vanke Co. Ltd., Class A	14,700	20,423
China Vanke Co. Ltd., Class H	44,100	34,000
China Zheshang Bank Co. Ltd., Class A	29,820	11,494
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,100	15,571
Chow Tai Fook Jewellery Group Ltd.(c)	42,000	62,583
CITIC Securities Co. Ltd., Class A	14,700	43,373
CITIC Securities Co. Ltd., Class H	42,000	77,635
Contemporary Amperex Technology Co. Ltd., Class A	5,380	121,682
Country Garden Services Holdings Co. Ltd.	49,000	37,298
CSC Financial Co. Ltd., Class A	6,300	20,318
CSPC Innovation Pharmaceutical Co. Ltd.	2,100	9,975
CSPC Pharmaceutical Group Ltd.	210,000	163,558
Dongfeng Motor Group Co. Ltd., Class H	42,000	17,966
East Buy Holding Ltd.(a)(b)(c)	10,500	32,366
Far East Horizon Ltd.	42,000	33,742
Flat Glass Group Co. Ltd., Class A	6,300	19,041
Foxconn Industrial Internet Co. Ltd., Class A	18,900	49,011
Ganfeng Lithium Group Co. Ltd., Class A	2,100	11,645
Ganfeng Lithium Group Co. Ltd., Class H(a)(c)	8,400	27,828
Geely Automobile Holdings Ltd.	126,000	137,122
Genscript Biotech Corp.(b)	18,000	36,389
Great Wall Motor Co. Ltd.	2,100	6,809
Great Wall Motor Co. Ltd., Class H	52,500	59,254
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,124	8,722
Guotai Junan Securities Co. Ltd., Class A	10,500	21,987
Guoyuan Securities Co. Ltd., Class A	8,400	8,121
H World Group Ltd., ADR	4,536	165,836
Haitian International Holdings Ltd.	21,000	53,214
Haitong Securities Co. Ltd., Class A	12,600	15,961
Haitong Securities Co. Ltd., Class H	58,800	29,188
Hangzhou Robam Appliances Co. Ltd., Class A	2,100	7,268
Hansoh Pharmaceutical Group Co. Ltd.(a)	42,000	74,028

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengan International Group Co. Ltd.	10,500	$32,363
Hengdian Group DMEGC Magnetics Co. Ltd.	4,200	8,363
Huadong Medicine Co. Ltd., Class A	2,100	9,815
Huatai Securities Co. Ltd., Class A	8,400	16,916
Huatai Securities Co. Ltd., Class H(a)	29,400	34,701
Huaxia Bank Co. Ltd., Class A	18,900	16,618
Hundsun Technologies Inc., Class A	2,478	8,380
Hygeia Healthcare Holdings Co. Ltd.(a)	8,400	31,532
Industrial & Commercial Bank of China Ltd., Class A	88,200	65,179
Industrial & Commercial Bank of China Ltd., Class H	1,407,000	721,246
Industrial Bank Co. Ltd., Class A	27,300	62,978
Industrial Securities Co. Ltd., Class A	12,660	10,197
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,400	32,979
Innovent Biologics Inc.(a)(b)	31,500	170,384
JD Health International Inc.(a)(b)	24,150	91,084
JD.com Inc.	51,450	580,659
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	49,573
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	7,018
Kanzhun Ltd., ADR	4,788	74,932
Kingboard Holdings Ltd.	10,500	20,595
Kingdee International Software Group Co. Ltd.(b)	63,000	67,743
Kingnet Network Co. Ltd.	4,200	7,285
Kingsoft Corp. Ltd.	21,000	58,351
Kuaishou Technology(a)(b)	50,400	284,604
Li Auto Inc.(b)	25,238	575,981
Lingyi iTech Guangdong Co., Class A	12,600	9,599
Longfor Group Holdings Ltd.(a)	42,000	52,605
Meituan, Class B(a)(b)	109,200	1,108,617
Ming Yang Smart Energy Group Ltd., Class A	2,100	2,972
MINISO Group Holding Ltd.	8,028	36,897
NetEase Inc.	42,075	913,977
NIO Inc., ADR(b)(c)	29,337	168,688
Nongfu Spring Co. Ltd., Class H(a)	42,000	237,502
Orient Securities Co. Ltd., Class A	10,900	13,306
Pharmaron Beijing Co. Ltd., Class A	2,900	9,372
Ping An Bank Co. Ltd., Class A	27,300	40,027
Ping An Insurance Group Co. of China Ltd., Class A	12,600	74,734
Ping An Insurance Group Co. of China Ltd., Class H	147,000	653,734
Pop Mart International Group Ltd.(a)	12,600	31,411
Postal Savings Bank of China Co. Ltd., Class A	44,100	29,621
Postal Savings Bank of China Co. Ltd., Class H(a)	168,000	88,263
SF Holding Co. Ltd., Class A	6,300	33,409
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	58,800	38,226
Shanghai Electric Group Co. Ltd., Class A(b)	19,383	11,393
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,200	14,303
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,500	18,920
Shanghai M&G Stationery Inc., Class A	2,100	10,369
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,200	10,551
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,800	27,016
Shanghai Pudong Development Bank Co. Ltd., Class A	39,900	39,534
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,830	12,571
Shanghai Rural Commercial Bank Co. Ltd.	11,899	10,644
Shenzhen Inovance Technology Co. Ltd., Class A	2,150	18,827
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,100	83,967
Shenzhou International Group Holdings Ltd.	18,900	155,027
Sino Biopharmaceutical Ltd.	231,000	91,813
Sinopharm Group Co. Ltd., Class H	25,200	70,521
Sungrow Power Supply Co. Ltd., Class A	2,100	25,354

Security	Shares	Value

China (continued)
Sunny Optical Technology Group Co. Ltd.	14,700	$94,608
Sunwoda Electronic Co. Ltd., Class A	4,200	8,271
SUPCON Technology Co. Ltd.	931	5,938
Tianqi Lithium Corp., Class A	2,100	15,590
Tongcheng Travel Holdings Ltd.(b)	25,200	63,352
Topsports International Holdings Ltd.(a)	42,000	28,422
Unisplendour Corp. Ltd., Class A(b)	4,200	12,872
Vipshop Holdings Ltd., ADR(b)	7,539	145,126
Want Want China Holdings Ltd.	105,000	57,935
Western Mining Co. Ltd., Class A	4,200	9,683
Will Semiconductor Co. Ltd. Shanghai, Class A	2,100	27,975
WuXi AppTec Co. Ltd., Class A	4,260	32,104
WuXi AppTec Co. Ltd., Class H(a)	6,340	39,083
Wuxi Biologics Cayman Inc.(a)(b)	84,000	198,963
Xinyi Solar Holdings Ltd.	126,000	76,299
XPeng Inc.(b)	25,736	120,452
Yadea Group Holdings Ltd.(a)	20,000	31,421
Yonyou Network Technology Co. Ltd., Class A	6,300	11,078
Yum China Holdings Inc.	8,778	376,488
Yunnan Baiyao Group Co. Ltd., Class A	2,640	18,226
Zai Lab Ltd.(b)	21,140	45,116
Zhejiang Expressway Co. Ltd., Class H	14,440	11,012
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	10,500	36,746
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,800	6,104
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	10,500	11,650

		18,817,109

Colombia — 0.1%
Bancolombia SA	5,565	46,704
Interconexion Electrica SA ESP	9,744	41,508

		88,212

Czech Republic — 0.1%
Komercni Banka AS	1,575	54,813
Moneta Money Bank AS(a)	7,413	32,541

		87,354

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	32,770	46,781

Greece — 0.7%
Alpha Services and Holdings SA(b)	48,632	91,610
Eurobank Ergasias Services and Holdings SA, Class A(b)	57,448	118,684
Hellenic Telecommunications Organization SA	3,762	56,761
JUMBO SA	2,605	76,131
National Bank of Greece SA(b)	17,165	134,779
Piraeus Financial Holdings SA(b)	15,091	66,671

		544,636

Hungary — 0.4%
OTP Bank Nyrt	4,998	239,631
Richter Gedeon Nyrt	2,961	78,829

		318,460

India — 18.4%
ABB India Ltd.	1,134	74,337
Adani Green Energy Ltd.(b)	6,741	154,066
Ashok Leyland Ltd.	32,445	66,456
Asian Paints Ltd.	8,337	284,363
Astral Ltd.	2,961	73,890
AU Small Finance Bank Ltd.(a)	3,612	24,760
Axis Bank Ltd.	49,356	638,915
Bajaj Auto Ltd.	1,470	140,104
Bajaj Finance Ltd.	6,027	470,212

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Balkrishna Industries Ltd.	1,680	$45,162
Bandhan Bank Ltd.(a)	17,070	40,199
Bank of Baroda	22,911	73,304
Berger Paints India Ltd.	6,268	45,864
Bharti Airtel Ltd.	48,405	655,355
Britannia Industries Ltd.	2,289	137,177
Cholamandalam Investment and Finance Co. Ltd.	9,177	120,221
Cipla Ltd.	11,151	199,141
Colgate-Palmolive India Ltd.	3,024	91,963
Cummins India Ltd.	3,003	99,220
DLF Ltd.	16,212	176,122
Eicher Motors Ltd.	2,898	132,429
Havells India Ltd.	5,397	99,577
HCL Technologies Ltd.	20,538	411,585
HDFC Bank Ltd.	60,779	1,026,494
HDFC Life Insurance Co. Ltd.(a)	21,042	147,711
Hero MotoCorp Ltd.	2,604	138,776
Hindustan Unilever Ltd.	17,850	519,341
ICICI Lombard General Insurance Co. Ltd.(a)	5,252	108,502
ICICI Prudential Life Insurance Co. Ltd.(a)	7,649	49,160
IDFC First Bank Ltd.(b)	73,920	72,221
Indian Hotels Co. Ltd., Class A	18,753	132,734
IndusInd Bank Ltd.	6,321	112,285
Info Edge India Ltd.	1,555	98,644
Infosys Ltd.	71,841	1,445,764
Kotak Mahindra Bank Ltd.	23,709	482,359
Macrotech Developers Ltd.	5,410	75,805
Mahindra & Mahindra Ltd.	20,118	468,442
Marico Ltd.	11,046	69,595
Mphasis Ltd.	1,659	52,336
Nestle India Ltd., NVS	7,350	230,184
PI Industries Ltd.	1,743	77,205
Power Grid Corp. of India Ltd.	101,115	345,457
SBI Cards & Payment Services Ltd.	6,321	54,837
Shriram Finance Ltd.	6,153	180,746
Siemens Ltd.	1,911	107,744
Sona Blw Precision Forgings Ltd.(a)	9,030	75,004
State Bank of India	38,535	347,000
Supreme Industries Ltd.	1,344	67,216
Suzlon Energy Ltd.(b)	19,319	10,543
Tata Communications Ltd.	2,499	57,873
Tata Consultancy Services Ltd.	19,551	964,472
Tata Consumer Products Ltd.	11,949	171,359
Tata Elxsi Ltd.	756	71,189
Tech Mahindra Ltd.	11,718	180,073
Titan Co. Ltd.	7,749	338,643
Torrent Pharmaceuticals Ltd.	2,205	71,042
Trent Ltd.	3,990	186,478
TVS Motor Co. Ltd.	5,166	133,123
Varun Beverages Ltd.	9,786	166,307
Wipro Ltd.	28,224	176,085
Zomato Ltd.(b)	132,051	262,836

		13,530,007

Indonesia — 2.5%
Bank Central Asia Tbk PT	1,197,000	753,231
Bank Negara Indonesia Persero Tbk PT	323,400	123,599
Bank Rakyat Indonesia Persero Tbk PT	1,476,347	575,308
Kalbe Farma Tbk PT	459,900	43,538
Merdeka Copper Gold Tbk PT(b)	228,900	32,922
Sarana Menara Nusantara Tbk PT	443,100	25,983
Telkom Indonesia Persero Tbk PT	1,064,700	271,402

Security	Shares	Value

Indonesia (continued)
Unilever Indonesia Tbk PT	159,600	$27,726

		1,853,709

Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	3,451	—

Kuwait — 1.4%
Gulf Bank KSCP	44,047	42,259
Kuwait Finance House KSCP	186,872	492,344
National Bank of Kuwait SAKP	163,065	519,549

		1,054,152

Malaysia — 2.1%
AMMB Holdings Bhd	37,900	34,693
Axiata Group Bhd	60,900	35,699
CELCOMDIGI Bhd	77,700	71,349
CIMB Group Holdings Bhd	138,600	188,743
Gamuda Bhd	42,000	46,819
Hong Leong Bank Bhd	14,700	61,126
IHH Healthcare Bhd	44,100	57,152
Inari Amertron Bhd	63,000	42,175
Kuala Lumpur Kepong Bhd	10,500	49,618
Malayan Banking Bhd	117,600	236,271
Maxis Bhd	48,300	37,862
MR DIY Group M Bhd(a)	71,400	23,467
Nestle Malaysia Bhd	2,100	55,271
PPB Group Bhd	14,700	48,262
Press Metal Aluminium Holdings Bhd	79,800	78,758
Public Bank Bhd	313,500	290,969
RHB Bank Bhd	35,700	42,163
Sime Darby Bhd	60,900	34,798
Sime Darby Plantation Bhd	46,200	42,221
Telekom Malaysia Bhd	23,100	29,465

		1,506,881

Mexico — 3.2%
America Movil SAB de CV	399,000	373,618
Arca Continental SAB de CV	11,000	118,498
Banco del Bajio SA(a)	16,800	62,521
Coca-Cola Femsa SAB de CV	10,500	102,485
Fibra Uno Administracion SA de CV	63,000	113,845
Gruma SAB de CV, Class B	4,095	72,925
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,300	54,605
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,400	124,032
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,990	117,069
Grupo Financiero Banorte SAB de CV, Class O	56,700	586,535
Kimberly-Clark de Mexico SAB de CV, Class A	33,600	74,674
Orbia Advance Corp. SAB de CV	21,000	38,835
Prologis Property Mexico SA de CV	14,973	67,300
Wal-Mart de Mexico SAB de CV	113,400	454,086

		2,361,028

Netherlands — 0.1%
NEPI Rockcastle NV	12,852	91,699

Peru — 0.4%
Credicorp Ltd.	1,470	251,194

Philippines — 0.4%
BDO Unibank Inc.	52,168	142,122
PLDT Inc.	1,575	36,751
SM Investments Corp.	5,040	84,276

		263,149

Poland — 1.3%
Allegro.eu SA (a)(b)	11,404	92,161

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Bank Polska Kasa Opieki SA	3,994	$173,233
Budimex SA	294	53,748
CD Projekt SA	1,449	39,824
KGHM Polska Miedz SA	2,940	79,461
LPP SA	24	107,826
mBank SA(b)	315	54,888
Powszechna Kasa Oszczednosci Bank Polski SA	18,732	261,038
Santander Bank Polska SA	756	104,258

		966,437

Qatar — 0.8%
Commercial Bank PSQC (The)	70,287	97,487
Ooredoo QPSC	16,044	50,026
Qatar National Bank QPSC	100,296	418,897

		566,410

Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(b)(d)	12,190	2
Novolipetsk Steel PJSC(b)(d)	15,750	2
PhosAgro PJSC(b)(d)	563	—
PhosAgro PJSC, New(b)(d)	11	—
Polyus PJSC(b)(d)	329	—
TCS Group Holding PLC, GDR(b)(d)(e)	1,183	—
VK Co. Ltd.(b)(d)	1,337	—

		4

Saudi Arabia — 4.0%
Al Rajhi Bank	42,315	1,004,906
Alinma Bank	21,210	248,947
Bank AlBilad	10,524	138,899
Banque Saudi Fransi	12,789	130,033
Dr Sulaiman Al Habib Medical Services Group Co.	1,911	168,282
Etihad Etisalat Co.	7,917	116,740
Jarir Marketing Co.	13,566	56,387
Mobile Telecommunications Co. Saudi Arabia	9,660	38,379
Nahdi Medical Co.	882	33,396
Riyad Bank	31,794	263,957
Saudi Awwal Bank	21,672	238,373
Saudi Basic Industries Corp.	19,362	406,776
Saudi Investment Bank (The)	11,109	47,999
Savola Group (The)	5,670	80,130

		2,973,204

South Africa — 4.6%
Absa Group Ltd.	17,879	152,629
Anglo American Platinum Ltd.	1,407	54,125
Aspen Pharmacare Holdings Ltd.	8,043	82,187
Bid Corp. Ltd.	7,182	168,017
Bidvest Group Ltd. (The)	6,237	75,982
Capitec Bank Holdings Ltd.	1,911	201,339
Clicks Group Ltd.	5,250	82,141
Discovery Ltd.	11,571	82,063
FirstRand Ltd.	110,103	372,489
Gold Fields Ltd.	19,383	255,341
Kumba Iron Ore Ltd.	1,365	38,214
MTN Group Ltd.	37,023	161,179
Naspers Ltd., Class N	3,969	652,907
Nedbank Group Ltd.	9,282	106,189
Northam Platinum Holdings Ltd.	7,539	43,111
Old Mutual Ltd.	102,354	63,703
Pepkor Holdings Ltd.(a)	43,497	42,340
Remgro Ltd.	10,668	80,906
Sanlam Ltd.	39,270	150,590
Shoprite Holdings Ltd.	10,731	144,471
Standard Bank Group Ltd.	28,644	301,404

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	14,049	$68,868

		3,380,195

South Korea — 6.6%
Amorepacific Corp.	651	58,536
CJ CheilJedang Corp.	189	42,594
Coway Co. Ltd.	1,239	50,430
DB Insurance Co. Ltd.(b)	987	73,240
Doosan Bobcat Inc.	1,260	44,485
Hanon Systems	4,473	20,726
Hanwha Solutions Corp.	2,541	53,059
HYBE Co. Ltd.	462	69,194
Hyundai Engineering & Construction Co. Ltd.(b)	1,659	43,273
Industrial Bank of Korea(b)	5,964	62,765
Kakao Corp.	6,762	271,413
KakaoBank Corp.	3,654	78,303
KB Financial Group Inc.	8,274	394,622
Korean Air Lines Co. Ltd.	3,843	66,393
KT Corp.	1,335	39,159
LG Display Co. Ltd.(b)	5,271	44,987
LG H&H Co. Ltd.	210	50,438
Lotte Chemical Corp.	428	39,354
Mirae Asset Securities Co. Ltd.(b)	5,040	34,202
NCSoft Corp.	315	45,943
Netmarble Corp.(a)(b)	546	25,353
NH Investment & Securities Co. Ltd.(b)	2,919	25,774
POSCO Future M Co. Ltd.(b)	672	160,626
Samsung Electro-Mechanics Co. Ltd.	1,239	130,567
Samsung Fire & Marine Insurance Co. Ltd.(b)	672	150,393
Samsung Life Insurance Co. Ltd.	1,722	125,346
Samsung SDI Co. Ltd.	1,197	340,057
Samsung SDS Co. Ltd.	843	101,405
Samsung Securities Co. Ltd.	1,344	42,004
Shinhan Financial Group Co. Ltd.	9,366	306,171
SK Biopharmaceuticals Co. Ltd.(b)	693	50,505
SK Bioscience Co. Ltd.(b)	609	28,144
SK Hynix Inc.	11,823	1,393,748
SK IE Technology Co. Ltd.(a)(b)	588	32,433
SK Square Co. Ltd.(b)	2,072	108,723
SK Telecom Co. Ltd.	1,092	43,226
SKC Co. Ltd.(b)	399	24,861
Woori Financial Group Inc.	13,116	146,963
Yuhan Corp.	1,219	61,830

		4,881,245

Taiwan — 16.7%
Accton Technology Corp.	9,000	148,108
Advantech Co. Ltd.	7,599	93,787
ASE Technology Holding Co. Ltd.	66,000	291,366
AUO Corp.	147,000	81,529
Cathay Financial Holding Co. Ltd.	210,080	299,750
Chailease Holding Co. Ltd.	30,821	170,405
Chang Hwa Commercial Bank Ltd.	129,015	72,694
China Airlines Ltd.	63,000	39,898
China Development Financial Holding Corp.(b)	357,000	141,906
China Steel Corp.	252,000	196,256
Chunghwa Telecom Co. Ltd.	84,000	320,011
Compal Electronics Inc.	84,000	97,000
CTBC Financial Holding Co. Ltd.	378,000	351,885
Delta Electronics Inc.	42,000	391,384
E Ink Holdings Inc.	21,000	163,491
E.Sun Financial Holding Co. Ltd.	316,895	253,346
Eclat Textile Co. Ltd.	3,000	51,275

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eva Airways Corp.	63,000	$62,717
Evergreen Marine Corp. Taiwan Ltd.	23,000	120,490
Far Eastern New Century Corp.	63,000	64,982
Far EasTone Telecommunications Co. Ltd.	42,000	104,639
First Financial Holding Co. Ltd.	236,340	202,703
Fubon Financial Holding Co. Ltd.	168,232	362,191
Hotai Motor Co. Ltd.	5,100	108,310
Hua Nan Financial Holdings Co. Ltd.	189,037	131,648
Innolux Corp.	197,570	94,797
Lite-On Technology Corp.	44,000	152,665
MediaTek Inc.	32,000	1,154,762
Mega Financial Holding Co. Ltd.	258,573	316,788
Nan Ya Plastics Corp.	105,000	198,560
Nien Made Enterprise Co. Ltd.	3,000	35,119
PharmaEssentia Corp.(b)	5,000	51,962
Powerchip Semiconductor Manufacturing Corp.	63,000	55,073
Shanghai Commercial & Savings Bank Ltd. (The)	87,225	124,190
Shin Kong Financial Holding Co. Ltd.(b)	294,000	77,185
SinoPac Financial Holdings Co. Ltd.	235,383	149,780
Taishin Financial Holding Co. Ltd.	252,372	138,968
Taiwan Business Bank	149,688	66,322
Taiwan Cooperative Financial Holding Co. Ltd.	218,973	179,917
Taiwan High Speed Rail Corp.	42,000	40,135
Taiwan Mobile Co. Ltd.	42,000	131,622
Taiwan Semiconductor Manufacturing Co. Ltd.	171,000	3,747,382
Unimicron Technology Corp.	28,000	159,094
United Microelectronics Corp.	252,000	388,541
Voltronic Power Technology Corp.	1,000	50,821
Wistron Corp.	63,000	230,691
WPG Holdings Ltd.	42,000	123,316
Yageo Corp.	6,775	119,703
Yuanta Financial Holding Co. Ltd.	234,249	203,568

		12,312,732

Thailand — 2.3%
Advanced Info Service PCL, NVDR	25,900	145,308
Airports of Thailand PCL, NVDR(c)	94,500	167,468
Asset World Corp. PCL, NVDR(c)	190,300	20,446
Bangkok Dusit Medical Services PCL, NVDR	245,700	195,199
Berli Jucker PCL, NVDR	1,100	744
BTS Group Holdings PCL, NVDR(c)	191,900	27,578
Bumrungrad Hospital PCL, NVDR	12,600	78,616
Central Pattana PCL, NVDR	50,400	90,986
Central Retail Corp. PCL, NVDR	42,000	40,769
Charoen Pokphand Foods PCL, NVDR(c)	89,500	47,157
CP ALL PCL, NVDR	128,100	205,403
CP Axtra PCL, NVDR(c)	46,900	43,551
Delta Electronics Thailand PCL, NVDR(c)	67,200	133,776
Home Product Center PCL, NVDR	147,100	45,944
Indorama Ventures PCL, NVDR(c)	46,200	30,024
Intouch Holdings PCL, NVDR	23,100	43,652
Kasikornbank PCL, NVDR	12,900	44,268
Krung Thai Bank PCL, NVDR	77,700	34,872
Krungthai Card PCL, NVDR(c)	23,500	28,023
Land & Houses PCL, NVDR	70,800	15,003
Minor International PCL, NVDR	73,500	65,082
SCB X PCL, NVDR(c)	18,900	59,364
SCG Packaging PCL, NVDR	29,800	23,269
Siam Cement PCL (The), NVDR	16,800	126,009

		1,712,511

Turkey — 0.6%
Akbank TAS	69,174	92,095

Security	Shares	Value

Turkey (continued)
Pegasus Hava Tasimaciligi AS(b)	903	$24,791
Turk Hava Yollari AO(b)	11,865	107,038
Turkcell Iletisim Hizmetleri AS	26,292	56,362
Turkiye Is Bankasi AS, Class C	190,048	67,395
Yapi ve Kredi Bankasi AS	72,240	53,312

		400,993

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	64,577	150,676
Abu Dhabi Islamic Bank PJSC	32,403	99,160
Aldar Properties PJSC	85,470	128,684
Dubai Islamic Bank PJSC	63,588	111,492
Emirates NBD Bank PJSC	41,874	208,632
Emirates Telecommunications Group Co. PJSC	75,075	369,963
First Abu Dhabi Bank PJSC	96,033	356,760

		1,425,367

Total Common Stocks — 97.8% (Cost: $71,878,731)		72,047,983

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	116,172	321,330
Gerdau SA, Preference Shares, NVS	24,486	105,902
Itau Unibanco Holding SA, Preference Shares, NVS	104,643	714,446
Itausa SA, Preference Shares, NVS	117,270	242,981

		1,384,659

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,108	154,134

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	10,164	83,073

Total Preferred Stocks — 2.2% (Cost: $1,441,957)		1,621,866

Rights

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(b)	1,443	1,419

Total Rights — 0.0% (Cost: $—)		1,419

Total Long-Term Investments — 100.0% (Cost: $73,320,688)		73,671,268

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	675,126	675,464

Total Short-Term Securities — 0.9% (Cost: $675,477)		675,464

Total Investments — 100.9% (Cost: $73,996,165)		74,346,732

Liabilities in Excess of Other Assets — (0.9)%		(640,824)

Net Assets — 100.0%		$73,705,908

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$393,840	$281,617	(a)	$—		$(12)	$19	$675,464	675,126	$2,734	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	3,864		—

						$(12)	$19	$675,464		$6,598		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	2	03/15/24	$102	$(206)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$206	$—	$—	$—	$206

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Advanced MSCI EM ETF

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(9,362)	$—	$—	$—	$(9,362)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$5,673	$—	$—	$—	$5,673

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$75,518

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,757,650	$60,290,329	$4	$72,047,983
Preferred Stocks	1,467,732	154,134	—	1,621,866
Rights	—	1,419	—	1,419
Short-Term Securities
Money Market Funds	675,464	—	—	675,464

	$13,900,846	$60,445,882	$4	$74,346,732

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(206)	$—	$—	$(206)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$609,331,013	$73,671,268
Investments, at value — affiliated(c)	756,425	675,464
Cash	—	971,737
Cash pledged for futures contracts	190,000	11,000
Foreign currency, at value(d)	1,945,791	168,802
Receivables:
Investments sold	23,378,844	2,001,927
Securities lending income — affiliated	558	551
Dividends — unaffiliated	430,256	119,386
Dividends — affiliated	301	914
Tax reclaims	676,310	973
Variation margin on futures contracts	4,808	489

Total assets	636,714,306	77,622,511

LIABILITIES
Bank overdraft	4,288	—
Bank borrowings	—	600,107
Collateral on securities loaned, at value	750,767	675,562
Payables:
Investments purchased	23,633,405	2,378,949
Deferred foreign capital gain tax	—	253,076
Investment advisory fees	55,997	8,909

Total liabilities	24,444,457	3,916,603

Commitments and contingent liabilities

NET ASSETS	$612,269,849	$73,705,908

NET ASSETS CONSIST OF
Paid-in capital	$575,491,717	$78,640,902
Accumulated earnings (loss)	36,778,132	(4,934,994)

NET ASSETS	$612,269,849	$73,705,908

NET ASSETVALUE
Shares outstanding	9,200,000	2,100,000

Net asset value	$66.55	$35.10

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$550,250,471	$73,320,688
(b) Securities loaned, at value	$546,869	$649,757
(c) Investments, at cost — affiliated	$756,381	$675,477
(d) Foreign currency, at cost	$1,949,857	$169,600

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF

INVESTMENT INCOME
Dividends — unaffiliated	$3,662,060	$561,284
Dividends — affiliated	5,390	3,864
Interest — unaffiliated	3,809	999
Securities lending income — affiliated — net	3,414	2,734
Foreign taxes withheld	(280,676)	(63,623)
Other foreign taxes	—	(1,182)

Total investment income	3,393,997	504,076

EXPENSES
Investment advisory	310,174	50,651
Professional	4,862	—
Commitment costs	—	506
Interest expense	—	1,223

Total expenses	315,036	52,380

Net investment income	3,078,961	451,696

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(3,019,401)	(833,852)
Investments — affiliated	234	(12)
Foreign currency transactions	(2,794)	(3,190)
Futures contracts	178,999	(9,362)

	(2,842,962)	(846,416)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	69,420,870	2,370,024
Investments — affiliated	(65)	19
Foreign currency translations	(314)	(2,381)
Futures contracts	138,048	5,673

	69,558,539	2,373,335

Net realized and unrealized gain	66,715,577	1,526,919

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,794,538	$1,978,615

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(6,948)
(b) Net of increase in deferred foreign capital gain tax of	$—	$(207,495)
See notes to financial statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF		iShares ESG Advanced MSCI EM ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,078,961	$10,109,975	$451,696	$1,190,486
Net realized loss	(2,842,962)	(4,569,374)	(846,416)	(2,297,439)
Net change in unrealized appreciation (depreciation)	69,558,539	63,449,247	2,373,335	1,958,638

Net increase in net assets resulting from operations	69,794,538	68,989,848	1,978,615	851,685

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,127,250)	(8,971,067)	(1,114,106)	(1,013,727)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	71,726,792	61,424,524	16,886,473	20,649,127

NET ASSETS
Total increase in net assets	136,394,080	121,443,305	17,750,982	20,487,085
Beginning of period	475,875,769	354,432,464	55,954,926	35,467,841

End of period	$612,269,849	$475,875,769	$73,705,908	$55,954,926

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF

	Six Months Ended					Period From
	02/29/24		Year Ended	Year Ended	Year Ended	06/16/20	(a)
	(unaudited)		08/31/23	08/31/22	08/31/21	to 08/31/20

Net asset value, beginning of period	$59.48		$51.37	$70.24	$55.79	$51.37

Net investment income(b)	0.36		1.37	1.65	1.36	0.18
Net realized and unrealized gain (loss)(c)	7.29		7.93	(18.86)	13.91	4.24

Net increase (decrease) from investment operations	7.65		9.30	(17.21)	15.27	4.42

Distributions from net investment income(d)		(0.58)	(1.19)	(1.66)	(0.82)	—

Net asset value, end of period	$66.55		$59.48	$51.37	$70.24	$55.79

Total Return(e)
Based on net asset value	12.93	%(f)	18.17%	(24.82)%	27.47%	8.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12%	0.12	%(h)

Net investment income	1.19	%(h)	2.41%	2.73%	2.06%	1.64	%(h)

Supplemental Data
Net assets, end of period (000)	$612,270		$475,876	$354,432	$245,846	$11,158

Portfolio turnover rate(i)		11%	16%	18%	28%		6%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EM ETF

	Six Months Ended				Period From
	02/29/24		Year Ended	Year Ended	10/06/20	(a)
	(unaudited)		08/31/23	08/31/22	to 08/31/21

Net asset value, beginning of period	$34.97		$35.47	$45.17	$35.39

Net investment income(b)	0.24		0.91	1.08	0.71
Net realized and unrealized gain (loss)(c)	0.45		(0.55)	(9.94)	9.42

Net increase (decrease) from investment operations	0.69		0.36	(8.86)	10.13

Distributions from net investment income(d)		(0.56)	(0.86)	(0.84)		(0.35)

Net asset value, end of period	$35.10		$34.97	$35.47	$45.17

Total Return(e)

Based on net asset value	2.03	%(f)	1.06%	(19.91)%	28.74	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.17	%(h)	0.16%	0.16%	0.16	%(h)

Net investment income	1.43	%(h)	2.61%	2.72%	1.83	%(h)

Supplemental Data
Net assets, end of period (000)	$73,706		$55,955	$35,468	$13,550

Portfolio turnover rate(i)		10%	24%	31%		51%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Advanced MSCI EAFE	Diversified
ESG Advanced MSCI EM	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Securities Loaned	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	at Value	Received (a)	Received, at Fair Value	(a)	Net Amount

ESG Advanced MSCI EAFE
Goldman Sachs & Co. LLC	$205,695	$(205,695)	$—		$—
RBC Capital Markets LLC	131,880	(131,880)	—		—
State Street Bank & Trust Co.	209,294	(209,294)	—		—

	$546,869	$(546,869)	$—		$—

ESG Advanced MSCI EM
BNP Paribas SA	$150,909	$(150,888)	$—		$21	(b)
BofA Securities, Inc.	173,780	(173,780)	—		—
Citigroup Global Markets, Inc.	37,422	(37,422)	—		—
Goldman Sachs & Co. LLC	234,453	(234,453)	—		—
HSBC Bank PLC	30,550	(30,550)	—		—
J.P. Morgan Securities LLC	4,142	(4,142)	—		—
UBS AG	18,501	(18,501)	—		—

	$649,757	$(649,736)	$—		$21

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Advanced MSCI EAFE	$924
ESG Advanced MSCI EM	647

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Advanced MSCI EAFE	$17,991,989	$27,055,673	$(997,813)
ESG Advanced MSCI EM	533,281	692,341	(145,983)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Advanced MSCI EAFE	$60,927,957	$58,921,374
ESG Advanced MSCI EM	19,639,593	6,321,216

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Advanced MSCI EAFE	$67,638,286	$—
ESG Advanced MSCI EM	2,843,942	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

ESG Advanced MSCI EAFE	$(15,791,410)
ESG Advanced MSCI EM	(3,339,116)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Advanced MSCI EAFE	$555,652,206	$97,139,273	$(42,530,335)	$54,608,938
ESG Advanced MSCI EM	74,962,641	8,588,685	(9,204,800)	(616,115)

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG Advanced MSCI EM	$700,000	$33,582	6.44%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI EAFE
Shares sold	1,200,000	$71,726,792	1,100,000	$61,424,524

ESG Advanced MSCI EM
Shares sold	500,000	$16,886,473	600,000	$20,649,127

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-820-0224

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 19, 2024